AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 165.3%
COMMON STOCKS - 89.5%
Australia - 1.6%
Ansell Ltd. (2)(a) 5,794 140,779
Aurizon Holdings Ltd. (2)(a) 56,372 152,624
BlueScope Steel Ltd. (2)(a) 24,357 352,924
Fortescue Metals Group Ltd. (2)(a) 15,871 169,058
Harvey Norman Holdings Ltd. (2)(a) 43,993 157,758
JB Hi-Fi Ltd. (2)(a) 7,458 242,494
Qube Holdings Ltd. (2)(a) 22,800 53,354
Santos Ltd. (2)(a) 2,170 11,115
Sonic Healthcare Ltd. (2)(a) 1,696 49,013
Tabcorp Holdings Ltd. (2)(a) 29,182 101,395
Treasury Wine Estates Ltd. (2)(a) 19,666 173,415
Wesfarmers Ltd. (2)(a) 1,375 54,688
Woodside Petroleum Ltd. (2)(a) 3,502 59,882
Worley Ltd. (2)(a) 19,427 136,670
1,855,169
—
Austria - 0.0% (b)
Mondi plc (2)(a) 1,052 25,780
Belgium - 0.7%
Ageas SA/NV (2)(a) 4,949 245,077
Etablissements Franz Colruyt NV
(2)(a) 1,290 65,806
Proximus SADP (2)(a) 9,754 193,563
Solvay SA (2)(a) 2,386 295,977
800,423
—
Brazil - 0.4%
Yara International ASA (2) 8,404 416,303
Burkina Faso - 0.0% (b)
Endeavour Mining plc 1,975 44,455
Canada - 4.8%
Alamos Gold, Inc., Class A 5,349 38,473
Atco Ltd., Class I (a) 2,069 66,369
Bank of Montreal (a) 525 52,413
Canadian Tire Corp. Ltd., Class A
(a) 2,810 393,214
CGI, Inc. *(a) 1,526 129,624
CI Financial Corp. (a) 7,288 147,935
Cogeco Communications, Inc. (a) 956 84,958
Empire Co. Ltd., Class A (a) 7,321 223,110
Finning International, Inc. (a) 648 15,988
Gibson Energy, Inc. (a) 954 17,519
Hydro One Ltd. (a)(c) 4,360 103,062
iA Financial Corp., Inc. (a) 3,001 170,260
IGM Financial, Inc. (a) 1,918 68,522
Imperial Oil Ltd. (a) 5,930 187,413
Intact Financial Corp. (a) 291 38,478
Keyera Corp. (a) 2,274 57,218
Kinross Gold Corp. (a) 36,460 195,455
Loblaw Cos. Ltd. (a) 352 24,156
Magna International, Inc. (a) 4,423 332,860
Manulife Financial Corp. (a) 21,828 420,154
Metro, Inc. (a) 788 38,504
National Bank of Canada (a) 1,664 127,802
Northland Power, Inc. (a) 3,511 110,325
Onex Corp. (a) 191 13,502
INVESTMENTS SHARES VALUE ($)
Canada - 4.8% (continued)
Quebecor, Inc., Class B (a) 8,435 203,849
Ritchie Bros Auctioneers, Inc. (a) 897 55,353
SSR Mining, Inc. (a) 1,605 23,341
Stantec, Inc. (a) 2,643 124,158
Teck Resources Ltd., Class B (a) 16,571 412,509
TFI International, Inc. (a) 3,445 352,442
Thomson Reuters Corp. (a) 1,963 217,052
TMX Group Ltd. (a) 1,494 161,113
Toromont Industries Ltd. (a) 476 39,734
Tourmaline Oil Corp. (a) 16,168 564,846
West Fraser Timber Co. Ltd. (a) 3,534 297,653
5,509,364
—
China - 0.4%
Wilmar International Ltd. (2) 37,000 114,308
Yangzijiang Shipbuilding Holdings
Ltd. (2) 309,000 311,107
425,415
—
Denmark - 1.1%
AP Moller - Maersk A/S, Class B
(2)(a) 223 603,682
Carlsberg A/S, Class B (2)(a) 288 46,985
Danske Bank A/S (2)(a) 799 13,460
Genmab A/S (2)*(a) 88 38,449
Pandora A/S (2)(a) 4,091 496,646
ROCKWOOL International A/S,
Class B (2)(a) 102 43,563
1,242,785
—
Finland - 0.5%
Kesko OYJ, Class B (2)(a) 8,980 309,752
UPM-Kymmene OYJ (2)(a) 1,718 60,807
Valmet OYJ (2)(a) 5,991 216,299
586,858
—
France - 2.4%
Arkema SA (2)(a) 713 94,021
Atos SE (2)(a) 405 21,514
BNP Paribas SA (2)(a) 1,820 116,445
Carrefour SA (2)(a) 25,390 455,026
Cie de Saint-Gobain (2)(a) 8,901 599,012
Cie Generale des Etablissements
Michelin SCA (2)(a) 262 40,175
CNP Assurances (2)(a) 6,253 98,692
Credit Agricole SA (2)(a) 7,874 108,232
Electricite de France SA (2)(a) 24,457 307,330
Eutelsat Communications SA (2)(a) 7,625 104,852
Orange SA (2)(a) 32,223 348,487
Publicis Groupe SA (2)(a) 974 65,431
Rexel SA (2)*(a) 9,730 187,479
Rubis SCA (2)(a) 2,651 91,786
Sanofi (2)(a) 186 17,905
Societe BIC SA (2)(a) 716 42,215
Sodexo SA (2)*(a) 154 13,459
2,712,061
—

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 2.0%
Aurubis AG (2)(a) 1,441 108,216
Bayerische Motoren Werke AG (2)
(a) 2,338 222,061
Brenntag SE (2)(a) 2,086 193,778
Covestro AG (2)(a)(c) 265 18,060
Deutsche Post AG (Registered) (2)
(a) 9,813 615,371
Freenet AG (2)(a) 1,628 42,596
Hannover Rueck SE (2)(a) 203 35,351
HeidelbergCement AG (2)(a) 2,734 203,966
HelloFresh SE (2)*(a) 2,452 225,994
Henkel AG & Co. KGaA
(Preference) (2)(a) 3,179 294,085
METRO AG (2)(a) 2,278 29,556
ProSiebenSat.1 Media SE (2)(a) 13,661 249,590
Rheinmetall AG (2)(a) 106 10,354
Software AG (2)(a) 818 38,019
TUI AG (2)*(a) 4,910 21,217
Uniper SE (2)(a) 751 31,264
2,339,478
—
Italy - 1.6%
A2A SpA (2)(a) 111,525 228,530
Assicurazioni Generali SpA (2)(a) 7,067 149,673
Banco BPM SpA (2)(a) 51,404 160,830
Buzzi Unicem SpA (2)(a) 8,999 204,406
Hera SpA (2)(a) 38,027 155,037
Italgas SpA (2)(a) 15,212 97,269
Leonardo SpA (2)*(a) 23,289 190,461
Poste Italiane SpA (2)(a)(c) 19,741 271,082
Telecom Italia SpA (2)(a) 371,631 145,312
Terna - Rete Elettrica Nazionale
(2)(a) 5,586 39,643
Unipol Gruppo SpA (2)(a) 40,783 237,022
1,879,265
—
Japan - 17.5%
AEON Financial Service Co. Ltd.
(2)(a) 10,500 132,955
AGC, Inc. (2)(a) 13,900 716,298
Aisin Corp. (2)(a) 3,800 137,700
Amada Co. Ltd. (2)(a) 2,500 25,788
Asahi Kasei Corp. (2)(a) 1,900 20,361
Astellas Pharma, Inc. (2)(a) 2,000 32,918
Bandai Namco Holdings, Inc. (2)(a) 1,400 105,249
Bridgestone Corp. (2)(a) 3,200 151,396
Brother Industries Ltd. (2)(a) 11,600 255,261
Chiba Bank Ltd. (The) (2)(a) 19,800 128,308
Chubu Electric Power Co., Inc. (2)
(a) 28,600 338,016
Concordia Financial Group Ltd. (2)
(a) 7,000 27,556
Dai-ichi Life Holdings, Inc. (2)(a) 600 13,123
Daiwa Securities Group, Inc. (2)(a) 35,800 208,669
DeNA Co. Ltd. (2)(a) 4,800 89,034
Electric Power Development Co.
Ltd. (2)(a) 12,400 177,782
ENEOS Holdings, Inc. (2)(a) 139,400 566,292
Fujitsu Ltd. (2)(a) 1,300 234,924
INVESTMENTS SHARES VALUE ($)
Japan - 17.5% (continued)
Fukuoka Financial Group, Inc. (2)
(a) 7,700 137,765
Haseko Corp. (2)(a) 12,300 164,226
Hitachi Ltd. (2)(a) 4,800 283,971
Honda Motor Co. Ltd. (2)(a) 13,600 418,116
Idemitsu Kosan Co. Ltd. (2)(a) 2,600 68,397
Iida Group Holdings Co. Ltd. (2)(a) 8,200 210,918
Inpex Corp. (2)(a) 13,000 101,222
Isuzu Motors Ltd. (2)(a) 12,000 156,123
ITOCHU Corp. (2)(a) 16,600 483,491
Japan Post Holdings Co. Ltd.
(2)*(a) 64,200 539,644
Japan Post Insurance Co. Ltd. (2)
(a) 14,800 268,444
Kajima Corp. (2)(a) 25,300 324,209
Kamigumi Co. Ltd. (2)(a) 4,400 92,213
Kaneka Corp. (2)(a) 2,700 112,774
Kansai Electric Power Co., Inc.
(The) (2)(a) 18,200 176,361
KDDI Corp. (2)(a) 14,100 464,216
Kinden Corp. (2)(a) 3,500 59,015
Komatsu Ltd. (2)(a) 1,300 31,133
Konami Holdings Corp. (2)(a) 700 43,875
Kyocera Corp. (2)(a) 600 37,507
Kyushu Electric Power Co., Inc. (2)
(a) 13,800 104,834
Mabuchi Motor Co. Ltd. (2)(a) 4,000 138,721
Marubeni Corp. (2)(a) 53,900 445,927
Medipal Holdings Corp. (2)(a) 6,900 129,859
Mitsubishi Corp. (2)(a) 2,000 62,805
Mitsubishi Electric Corp. (2)(a) 12,900 179,279
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 8,200 161,701
Mitsubishi HC Capital, Inc. (2)(a) 44,300 231,640
Mitsubishi Logistics Corp. (2)(a) 1,100 32,643
Mitsubishi Materials Corp. (2)(a) 3,200 62,240
Mitsui & Co. Ltd. (2)(a) 9,900 216,483
Mitsui Chemicals, Inc. (2)(a) 10,800 360,817
Mizuho Financial Group, Inc. (2)(a) 40,080 567,018
MS&AD Insurance Group Holdings,
Inc. (2)(a) 17,800 595,352
Nabtesco Corp. (2)(a) 400 15,124
NGK Insulators Ltd. (2)(a) 1,100 18,646
NH Foods Ltd. (2)(a) 300 11,329
Nippo Corp. (2)(a) 1,900 68,090
Nippon Express Co. Ltd. (2)(a) 3,000 206,611
Nippon Telegraph & Telephone
Corp. (2)(a) 23,400 648,395
Nippon Yusen KK (2)(a) 4,600 344,671
Nomura Holdings, Inc. (2)(a) 87,300 430,381
NS Solutions Corp. (2)(a) 1,800 61,071
Obayashi Corp. (2)(a) 47,100 388,234
Oji Holdings Corp. (2)(a) 41,100 207,092
ORIX Corp. (2)(a) 3,800 71,104
Osaka Gas Co. Ltd. (2)(a) 15,400 281,405
Otsuka Holdings Co. Ltd. (2)(a) 600 25,658
Panasonic Corp. (2)(a) 9,400 116,517
Resona Holdings, Inc. (2)(a) 143,700 574,802
Rohto Pharmaceutical Co. Ltd. (2)
(a) 600 18,402

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 17.5% (continued)
Sankyu, Inc. (2)(a) 2,500 114,978
Sega Sammy Holdings, Inc. (2)(a) 3,200 45,329
Seino Holdings Co. Ltd. (2)(a) 5,600 67,842
Sekisui Chemical Co. Ltd. (2)(a) 4,400 75,602
Shimizu Corp. (2)(a) 3,800 28,444
Shinsei Bank Ltd. (2)(a) 9,700 162,638
Shizuoka Bank Ltd. (The) (2)(a) 11,700 96,129
Sojitz Corp. (2)(a) 25,420 415,169
Sompo Holdings, Inc. (2)(a) 12,500 542,313
Subaru Corp. (2)(a) 31,800 587,655
Sumitomo Corp. (2)(a) 23,200 326,817
Sumitomo Dainippon Pharma Co.
Ltd. (2)(a) 800 14,299
Sumitomo Forestry Co. Ltd. (2)(a) 700 13,295
Sumitomo Heavy Industries Ltd.
(2)(a) 4,300 112,066
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 5,100 179,415
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 7,500 258,300
Sumitomo Rubber Industries Ltd.
(2)(a) 9,300 117,995
Suntory Beverage & Food Ltd. (2)
(a) 1,400 58,037
T&D Holdings, Inc. (2)(a) 19,100 262,012
Taiheiyo Cement Corp. (2)(a) 13,500 278,919
Taisei Corp. (2)(a) 5,900 189,047
TBS Holdings, Inc. (2)(a) 700 10,696
Teijin Ltd. (2)(a) 14,200 201,836
Tohoku Electric Power Co., Inc. (2)
(a) 10,000 73,512
Tokio Marine Holdings, Inc. (2)(a) 1,700 91,129
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 47,900 136,385
Tokyo Gas Co. Ltd. (2)(a) 5,800 107,922
TOPPAN, Inc. (2)(a) 5,800 98,341
Tosoh Corp. (2)(a) 15,300 277,263
Toyoda Gosei Co. Ltd. (2)(a) 3,100 62,004
Toyota Boshoku Corp. (2)(a) 7,700 136,213
Toyota Tsusho Corp. (2)(a) 7,900 331,748
Yamada Holdings Co. Ltd. (2)(a) 26,900 112,969
Yokohama Rubber Co. Ltd. (The)
(2)(a) 9,400 168,699
20,067,119
—
Kyrgyzstan - 0.1%
Centerra Gold, Inc. 9,262 63,253
Luxembourg - 0.4%
APERAM SA (2) 3,108 172,301
Eurofins Scientific SE (2) 2,440 313,275
485,576
—
Netherlands - 1.7%
ASR Nederland NV (2)(a) 6,731 307,912
Koninklijke Ahold Delhaize NV (2)
(a) 21,776 725,101
NN Group NV (2)(a) 4,762 249,444
Randstad NV (2)(a) 4,158 279,946
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.7% (continued)
Signify NV (2)(a)(c) 6,829 341,837
1,904,240
—
Norway - 0.2%
Leroy Seafood Group ASA (2)(a) 8,407 69,492
Norsk Hydro ASA (2)(a) 4,717 35,208
Salmar ASA (2)(a) 2,145 142,332
247,032
—
Panama - 0.1%
Copa Holdings SA, Class A * 1,131 92,041
Singapore - 0.2%
Genting Singapore Ltd. (2) 62,000 32,690
SATS Ltd. (2)* 10,200 31,006
Venture Corp. Ltd. (2) 13,400 176,125
239,821
—
South Africa - 0.1%
Investec plc (2) 21,116 90,110
Spain - 1.7%
Acciona SA (2)(a) 809 134,491
CaixaBank SA (2)(a) 30,528 94,668
Enagas SA (2)(a) 13,775 306,138
Endesa SA (2)(a) 16,733 337,463
Iberdrola SA (2)(a) 13,023 131,017
Mapfre SA (2) 53,424 116,435
Red Electrica Corp. SA (2)(a) 9,008 180,721
Repsol SA (2)(a) 35,771 466,939
Telefonica SA (2)(a) 50,107 235,131
2,003,003
—
Sweden - 1.5%
Axfood AB (2)(a) 4,649 111,149
Boliden AB (2)*(a) 1,895 60,679
Electrolux AB, Series B (2)(a) 6,910 159,647
Essity AB, Class B (2)(a) 4,231 131,220
Getinge AB, Class B (2)(a) 10,830 431,770
Holmen AB, Class B (2)(a) 560 24,594
Husqvarna AB, Class B (2)(a) 2,274 27,165
ICA Gruppen AB (2)(a) 4,763 218,524
Securitas AB, Class B (2)(a) 6,946 109,939
Skanska AB, Class B (2)(a) 1,175 29,478
SKF AB, Class B (2)(a) 5,455 128,636
SSAB AB, Class A (2)*(a) 17,867 87,651
Trelleborg AB, Class B (2)(a) 2,490 52,861
Volvo AB, Class B (2)(a) 8,773 195,870
1,769,183
—
Switzerland - 1.5%
Adecco Group AG (Registered) (2)
(a) 2,947 147,662
BKW AG (2)(a) 157 16,950
Bucher Industries AG (Registered)
(2)(a) 138 65,524
Credit Suisse Group AG
(Registered) (2)(a) 2,582 25,501
DKSH Holding AG (2)(a) 1,036 81,035
Geberit AG (Registered) (2)(a) 57 41,850

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 1.5% (continued)
Kuehne + Nagel International AG
(Registered) (2)(a) 35 11,949
Medmix AG (2)*(c) 900 42,492
Roche Holding AG (2)(a) 597 217,887
Sulzer AG (Registered) (2)(a) 900 85,418
Swatch Group AG (The) (2)(a) 452 117,919
Swiss Life Holding AG (Registered)
(2)(a) 433 218,174
Swisscom AG (Registered) (2)(a) 745 428,732
Tecan Group AG (Registered) (2)(a) 89 50,408
UBS Group AG (Registered) (2)(a) 9,133 145,777
1,697,278
—
United Kingdom - 2.8%
ASOS plc (2)*(a) 2,377 96,147
Aviva plc (2)(a) 103,352 547,754
boohoo Group plc (2)*(a) 71,466 208,584
Britvic plc (2)(a) 5,019 60,424
BT Group plc (2)*(a) 162,438 348,237
Centrica plc (2)* 55,314 42,003
DCC plc (2)(a) 284 23,676
Direct Line Insurance Group plc
(2)(a) 6,367 24,844
DS Smith plc (2)(a) 31,521 174,081
Entain plc (2)*(a) 5,193 148,320
Hays plc (2)(a) 32,671 71,182
Howden Joinery Group plc (2)(a) 13,817 166,339
Inchcape plc (2)(a) 2,547 27,832
Kingfisher plc (2)(a) 24,750 111,718
Liberty Global plc, Class C *(a) 3,196 94,154
M&G plc (2)(a) 101,689 277,836
Man Group plc (2)(a) 16,121 44,377
Marks & Spencer Group plc (2)*(a) 102,526 251,663
National Grid plc (2)(a) 12,232 145,753
Royal Mail plc (2)(a) 47,938 271,104
Spectris plc (2)(a) 1,066 55,325
Tate & Lyle plc (2)(a) 7,656 71,364
3,262,717
—
United States - 46.2%
3M Co. (d) 1,025 179,806
A O Smith Corp. (d) 476 29,069
AbbVie, Inc. (a) 2,861 308,616
ABIOMED, Inc. *(d) 50 16,276
Accenture plc, Class A (a) 74 23,674
Activision Blizzard, Inc. (a) 1,757 135,974
Acuity Brands, Inc. (a)(d) 1,165 201,976
Adobe, Inc. *(a) 208 119,750
Adtalem Global Education, Inc. *(a) 2,326 87,946
Advance Auto Parts, Inc. (a)(d) 223 46,582
AGCO Corp. (a) 673 82,463
Agilent Technologies, Inc. (d) 775 122,086
Air Lease Corp. (a)(d) 1,110 43,667
Akamai Technologies, Inc. *(a) 1,368 143,079
Alaska Air Group, Inc. *(a) 2,734 160,212
Albertsons Cos., Inc., Class A (a) 1,048 32,624
Alliance Data Systems Corp. (d) 2,355 237,596
Allison Transmission Holdings, Inc.
(a) 1,909 67,426
Allstate Corp. (The) (a) 2,295 292,176
INVESTMENTS SHARES VALUE ($)
United States - 46.2% (continued)
Ally Financial, Inc. (a) 192 9,802
Alphabet, Inc., Class A *(a) 167 446,478
Amdocs Ltd. (a) 2,105 159,370
AMERCO (a) 40 25,841
Ameriprise Financial, Inc. (a) 646 170,622
Amgen, Inc. (a)(d) 1,421 302,176
Amkor Technology, Inc. (a) 856 21,357
Analog Devices, Inc. (a) 463 77,543
ANSYS, Inc. *(d) 553 188,269
Anthem, Inc. (a) 694 258,723
Apple, Inc. (a) 249 35,234
Applied Materials, Inc. (a) 1,028 132,334
Aramark (d) 2,191 71,996
Archer-Daniels-Midland Co. (d) 835 50,108
Arrow Electronics, Inc. *(a) 4,685 526,079
Aspen Technology, Inc. *(d) 1,000 122,800
Associated Banc-Corp. (d) 7,113 152,360
Assured Guaranty Ltd. (a) 722 33,797
AutoNation, Inc. *(a) 3,623 441,136
AutoZone, Inc. *(a)(d) 81 137,537
Avient Corp. (a)(d) 3,212 148,876
Bank of New York Mellon Corp.
(The) (d) 1,432 74,235
Bath & Body Works, Inc. (d) 643 40,528
Baxter International, Inc. (a) 867 69,733
Becton Dickinson and Co. (d) 255 62,684
Berry Global Group, Inc. *(a) 3,537 215,333
Best Buy Co., Inc. (d) 3,120 329,815
Biogen, Inc. *(d) 578 163,568
Bio-Rad Laboratories, Inc., Class
A *(a) 524 390,878
Bio-Techne Corp. (d) 442 214,180
BJ's Wholesale Club Holdings, Inc.
*(d) 3,093 169,868
Booking Holdings, Inc. *(a)(d) 9 21,365
Booz Allen Hamilton Holding Corp.
(d) 2,614 207,421
BorgWarner, Inc. (d) 3,172 137,062
Boyd Gaming Corp. *(a) 2,777 175,673
Bristol-Myers Squibb Co. (a) 3,690 218,337
Broadcom, Inc. (a)(d) 341 165,361
BRP, Inc. (a) 2,970 274,911
Brunswick Corp. (d) 4,073 388,035
Cabot Oil & Gas Corp. (a) 680 14,797
CACI International, Inc., Class A
*(a) 1,200 314,520
Cadence Design Systems, Inc. *(a) 1,605 243,061
Cardinal Health, Inc. (a) 394 19,487
Carlisle Cos., Inc. (a) 467 92,835
Carter's, Inc. (a) 4,700 457,028
Casey's General Stores, Inc. (a) 802 151,137
Cathay General Bancorp (a) 1,339 55,421
CDW Corp. (d) 1,404 255,556
Cerner Corp. (a) 3,039 214,310
CH Robinson Worldwide, Inc. (a) 990 86,130
Charles River Laboratories
International, Inc. *(a)(d) 1,640 676,778
Chemed Corp. (a) 243 113,024
Chevron Corp. (d) 1,644 166,784
Chipotle Mexican Grill, Inc. *(d) 34 61,796

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 46.2% (continued)
Ciena Corp. *(a) 2,162 111,019
Cigna Corp. (d) 322 64,452
Cirrus Logic, Inc. *(a) 3,272 269,449
Citizens Financial Group, Inc. (d) 925 43,457
Citrix Systems, Inc. (d) 532 57,121
Clorox Co. (The) (d) 1,484 245,765
CNX Resources Corp. *(d) 2,993 37,772
Cognizant Technology Solutions
Corp., Class A (a) 1,239 91,946
Colgate-Palmolive Co. (a) 170 12,849
Columbia Sportswear Co. (a) 3,076 294,804
Commercial Metals Co. (a) 11,408 347,488
Concentrix Corp. *(a) 234 41,418
Cooper Cos., Inc. (The) (d) 236 97,541
Costco Wholesale Corp. (a) 98 44,036
Cracker Barrel Old Country Store,
Inc. (d) 1,628 227,660
Crocs, Inc. *(a) 581 83,362
Cummins, Inc. (d) 1,776 398,819
Curtiss-Wright Corp. (a) 1,120 141,322
CVS Health Corp. (d) 1,195 101,408
Dana, Inc. (d) 5,821 129,459
Danaher Corp. (a) 870 264,863
Darden Restaurants, Inc. (a) 83 12,572
Deckers Outdoor Corp. *(a) 1,665 599,733
Dick's Sporting Goods, Inc. (a)(d) 4,256 509,741
DISH Network Corp., Class A *(d) 528 22,947
Dollar General Corp. (a) 1,061 225,081
Domino's Pizza, Inc. (d) 123 58,666
Dover Corp. (a) 122 18,971
Eagle Materials, Inc. (a) 283 37,118
East West Bancorp, Inc. (a) 358 27,759
Eastman Chemical Co. (a) 1,465 147,584
Eaton Corp. plc (a)(d) 1,489 222,323
eBay, Inc. (d) 4,376 304,876
Electronic Arts, Inc. (a) 2,545 362,026
EMCOR Group, Inc. (a) 1,373 158,417
Emergent BioSolutions, Inc. *(a) 1,134 56,779
Emerson Electric Co. (a) 1,085 102,207
EnerSys (d) 413 30,744
EOG Resources, Inc. (d) 1,313 105,395
EPAM Systems, Inc. *(a) 359 204,802
Equitrans Midstream Corp. (d) 7,501 76,060
Estee Lauder Cos., Inc. (The),
Class A (d) 745 223,448
Everest Re Group Ltd. (a)(d) 636 159,496
Expeditors International of
Washington, Inc. (a)(d) 3,076 366,444
F5 Networks, Inc. *(a) 602 119,666
Facebook, Inc., Class A *(a) 1,917 650,611
Fair Isaac Corp. *(a) 541 215,280
Federated Hermes, Inc. (a) 5,966 193,895
FedEx Corp. (a) 327 71,708
First American Financial Corp. (d) 327 21,925
First Hawaiian, Inc. (a)(d) 922 27,061
Flowers Foods, Inc. (d) 1,638 38,706
FNB Corp. (d) 10,949 127,227
Foot Locker, Inc. (a) 6,584 300,625
Fortinet, Inc. *(d) 835 243,853
INVESTMENTS SHARES VALUE ($)
United States - 46.2% (continued)
Fortune Brands Home & Security,
Inc. (a) 1,222 109,271
Fulton Financial Corp. (a) 2,749 42,005
Generac Holdings, Inc. *(a) 52 21,251
General Dynamics Corp. (a) 871 170,742
General Mills, Inc. (d) 1,302 77,886
General Motors Co. *(a) 3,227 170,095
Gilead Sciences, Inc. (a) 3,826 267,246
Globus Medical, Inc., Class A *(a) 2,412 184,807
Graham Holdings Co., Class B (a) 206 121,367
Graphic Packaging Holding Co. (a) 830 15,803
Greif, Inc., Class A (a) 2,183 141,022
H&R Block, Inc. (a) 5,130 128,250
Hanesbrands, Inc. (d) 3,708 63,629
Hartford Financial Services Group,
Inc. (The) (a) 1,737 122,024
Hasbro, Inc. (a) 156 13,918
HCA Healthcare, Inc. (a) 513 124,515
Helen of Troy Ltd. *(a)(d) 438 98,410
Henry Schein, Inc. *(a) 136 10,358
Herman Miller, Inc. (d) 5,319 200,314
Hexcel Corp. *(a) 2,416 143,486
Hologic, Inc. *(a) 816 60,229
Home Depot, Inc. (The) (a) 917 301,014
Horizon Therapeutics plc *(a) 1,545 169,239
Howmet Aerospace, Inc. (a) 7,692 239,990
HP, Inc. (a)(d) 14,984 409,962
Hubbell, Inc. (a)(d) 576 104,066
Humana, Inc. (a) 224 87,170
Huntington Ingalls Industries, Inc.
(a) 1,278 246,731
Huntsman Corp. (a) 2,896 85,693
IAC/InterActiveCorp *(a) 732 95,372
ICU Medical, Inc. *(a) 39 9,102
Ingredion, Inc. (d) 1,330 118,383
Intel Corp. (a) 8,582 457,249
International Business Machines
Corp. (a) 2,395 332,737
International Paper Co. (a) 1,222 68,334
Interpublic Group of Cos., Inc.
(The) (d) 2,347 86,064
Intuit, Inc. (a) 63 33,989
IQVIA Holdings, Inc. *(a) 1,121 268,524
ITT, Inc. (a)(d) 2,012 172,710
J M Smucker Co. (The) (d) 1,367 164,081
J2 Global, Inc. *(d) 2,502 341,823
Jabil, Inc. (a) 6,559 382,849
Jack in the Box, Inc. (d) 1,727 168,089
Jazz Pharmaceuticals plc *(a) 1,788 232,815
JetBlue Airways Corp. *(a) 8,712 133,206
Johnson Controls International plc
(a) 682 46,431
Juniper Networks, Inc. (a) 3,281 90,293
KB Home (a)(d) 5,162 200,905
KBR, Inc. (d) 1,336 52,638
Keysight Technologies, Inc. *(d) 895 147,040
KLA Corp. (a) 481 160,899
Knight-Swift Transportation
Holdings, Inc. (a) 1,529 78,208
Kohl's Corp. (a) 6,519 306,980

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 46.2% (continued)
Kroger Co. (The) (d) 10,691 432,237
L3Harris Technologies, Inc. (d) 302 66,512
Laboratory Corp. of America
Holdings *(a) 652 183,499
Lear Corp. (a)(d) 605 94,670
Lennar Corp., Class A (a)(d) 698 65,389
Lithia Motors, Inc. (a) 208 65,944
Lockheed Martin Corp. (a) 74 25,537
Lowe's Cos., Inc. (a) 878 178,111
Lumentum Holdings, Inc. *(a) 187 15,622
LyondellBasell Industries NV, Class
A (d) 1,509 141,620
M&T Bank Corp. (a) 424 63,320
Manhattan Associates, Inc. *(d) 1,480 226,484
ManpowerGroup, Inc. (a) 2,756 298,420
Marathon Oil Corp. (a) 4,694 64,167
Marriott Vacations Worldwide Corp.
(a) 1,209 190,212
Masco Corp. (d) 473 26,275
Masimo Corp. *(d) 293 79,318
MasTec, Inc. *(a) 2,112 182,223
Match Group, Inc. *(d) 1,011 158,717
Maximus, Inc. (a) 1,980 164,736
McDonald's Corp. (a) 543 130,923
MDU Resources Group, Inc. (a) 8,283 245,757
Medpace Holdings, Inc. *(d) 344 65,112
Medtronic plc (d) 882 110,559
Merck & Co., Inc. (a) 5,090 382,310
Mercury General Corp. (a)(d) 344 19,150
Micron Technology, Inc. (a) 4,413 313,235
Microsoft Corp. (a) 337 95,007
Minerals Technologies, Inc. (d) 1,346 94,005
MKS Instruments, Inc. (a) 1,735 261,829
Mohawk Industries, Inc. *(d) 2,006 355,864
Molina Healthcare, Inc. *(a) 761 206,467
Molson Coors Beverage Co., Class
B (d) 3,510 162,794
MSA Safety, Inc. (a)(d) 202 29,431
MSC Industrial Direct Co., Inc.,
Class A (a)(d) 666 53,407
Murphy USA, Inc. (a) 2,685 449,093
Navient Corp. (a) 8,902 175,636
NCR Corp. *(a) 4,229 163,916
Nordson Corp. (a) 43 10,240
Northrop Grumman Corp. (a) 754 271,553
NortonLifeLock, Inc. (a) 3,279 82,959
Nu Skin Enterprises, Inc., Class A
(a)(d) 5,333 215,827
Nucor Corp. (d) 1,287 126,757
Old Republic International Corp. (a) 3,133 72,466
Omnicom Group, Inc. (a) 1,032 74,779
OneMain Holdings, Inc. (a)(d) 301 16,654
Oracle Corp. (d) 2,755 240,043
O'Reilly Automotive, Inc. *(a) 79 48,274
Organon & Co. (a) 7,443 244,056
Oshkosh Corp. (d) 1,130 115,678
Owens Corning (d) 233 19,922
PACCAR, Inc. (d) 534 42,143
Packaging Corp. of America (a) 1,964 269,932
Papa John's International, Inc. (a) 1,671 212,200
INVESTMENTS SHARES VALUE ($)
United States - 46.2% (continued)
Penske Automotive Group, Inc. (a) 3,390 341,034
PerkinElmer, Inc. (a) 832 144,177
Pfizer, Inc. (d) 4,091 175,954
Pilgrim's Pride Corp. *(a) 635 18,466
Polaris, Inc. (a) 181 21,658
Popular, Inc. 5,592 434,331
Premier, Inc., Class A (a) 251 9,729
Procter & Gamble Co. (The) (a) 204 28,519
PulteGroup, Inc. (a) 2,953 135,602
PVH Corp. *(a)(d) 430 44,200
Qorvo, Inc. *(a) 1,125 188,089
QUALCOMM, Inc. (a) 1,017 131,173
Quanta Services, Inc. (a) 3,422 389,492
Quest Diagnostics, Inc. (a)(d) 693 100,700
Quidel Corp. *(d) 595 83,984
Qurate Retail, Inc., Series A (a) 31,652 322,534
Ralph Lauren Corp. (a) 895 99,381
Regal Beloit Corp. (a) 2,970 446,510
Regeneron Pharmaceuticals, Inc.
*(a) 390 236,020
Regions Financial Corp. (a)(d) 604 12,871
Reliance Steel & Aluminum Co. (a) 1,225 174,465
Schneider National, Inc., Class B
(a) 4,903 111,494
Science Applications International
Corp. (a)(d) 1,439 123,121
Sensata Technologies Holding plc
*(d) 476 26,047
Silgan Holdings, Inc. (a)(d) 5,334 204,612
Simpson Manufacturing Co., Inc.
(a) 446 47,709
Skechers USA, Inc., Class A *(a)(d) 4,402 185,412
Skyworks Solutions, Inc. (a) 1,729 284,905
Snap-on, Inc. (a) 1,153 240,919
SolarWinds Corp. (a) 556 9,302
Sonoco Products Co. (a) 806 48,021
Spectrum Brands Holdings, Inc. (a) 1,784 170,675
Sprouts Farmers Market, Inc. *(d) 11,095 257,071
SS&C Technologies Holdings, Inc.
(a) 611 42,403
Stanley Black & Decker, Inc. (a) 243 42,600
Steel Dynamics, Inc. (a) 8,016 468,776
Stellantis NV (2)(a) 27,492 523,204
STERIS plc (d) 1,247 254,737
Stifel Financial Corp. (a) 2,087 141,833
Stryker Corp. (d) 159 41,931
Synaptics, Inc. *(a) 1,595 286,669
Syneos Health, Inc. *(a)(d) 974 85,206
SYNNEX Corp. (a) 3,730 388,293
Synopsys, Inc. *(a) 1,051 314,680
Synovus Financial Corp. (a)(d) 2,718 119,293
Tapestry, Inc. (a) 2,534 93,809
Target Corp. (a) 2,471 565,291
Taylor Morrison Home Corp. *(d) 5,406 139,367
TEGNA, Inc. (a) 15,476 305,187
Teledyne Technologies, Inc. *(a) 295 126,726
Telephone and Data Systems, Inc.
(a) 2,863 55,829
Teradyne, Inc. (a)(d) 1,698 185,371
Terex Corp. (a) 272 11,451

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 46.2% (continued)
Texas Instruments, Inc. (a) 1,150 221,042
Texas Roadhouse, Inc. (a) 2,299 209,968
Textron, Inc. (a) 4,567 318,822
Thermo Fisher Scientific, Inc. (d) 598 341,655
Thor Industries, Inc. (d) 1,829 224,528
Timken Co. (The) (a)(d) 2,191 143,335
TJX Cos., Inc. (The) (a) 206 13,592
Toll Brothers, Inc. (a) 1,069 59,105
Tractor Supply Co. (a) 51 10,333
Trane Technologies plc (d) 425 73,376
Tri Pointe Homes, Inc. *(d) 12,617 265,209
Tyson Foods, Inc., Class A (a)(d) 2,353 185,746
United Rentals, Inc. *(a)(d) 361 126,686
United Therapeutics Corp. *(a) 3,280 605,422
Universal Health Services, Inc.,
Class B (a) 1,160 160,509
Unum Group 9,575 239,950
Urban Outfitters, Inc. *(d) 4,379 130,013
US Foods Holding Corp. *(d) 1,219 42,251
Valero Energy Corp. (d) 211 14,890
VeriSign, Inc. *(a) 605 124,031
Vertex Pharmaceuticals, Inc. *(a) 173 31,380
Viatris, Inc. (a) 8,877 120,283
Victoria's Secret & Co. *(a) 214 11,826
Virtu Financial, Inc., Class A (d) 713 17,419
Vishay Intertechnology, Inc. (a) 4,301 86,407
VMware, Inc., Class A *(a) 253 37,621
Walgreens Boots Alliance, Inc. (d) 5,496 258,587
Wendy's Co. (The) (a) 429 9,301
Werner Enterprises, Inc. (d) 4,205 186,155
West Pharmaceutical Services, Inc.
(a)(d) 540 229,252
Western Digital Corp. *(a) 652 36,799
Westrock Co. (a) 4,326 215,565
Whirlpool Corp. (a)(d) 373 76,040
White Mountains Insurance Group
Ltd. (a) 36 38,506
Williams-Sonoma, Inc. (a)(d) 1,811 321,145
Wintrust Financial Corp. (a) 880 70,726
World Fuel Services Corp. (a) 6,394 214,966
World Wrestling Entertainment,
Inc., Class A (d) 959 53,953
Worthington Industries, Inc. 1,321 69,617
Xerox Holdings Corp. (a)(d) 10,774 217,312
Yelp, Inc. *(a) 8,085 301,085
YETI Holdings, Inc. *(a) 151 12,939
Zebra Technologies Corp., Class
A *(a) 184 94,837
Zimmer Biomet Holdings, Inc. (a) 171 25,028
Zoetis, Inc. (a) 781 151,623
53,254,716
—
TOTAL COMMON STOCKS
(Cost $70,802,804) 103,013,445
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.2%
United States - 0.2%
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $125,034) 1,728 186,883
SHORT-TERM INVESTMENTS - 75.6%
INVESTMENT COMPANIES - 66.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (e)(f) 2,494,529 2,494,529
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
0.01% (e) 230,002 230,002
Limited Purpose Cash Investment
Fund, 0.01% (e) 73,412,856 73,384,222
TOTAL INVESTMENT COMPANIES
(Cost $76,108,753) 76,108,753
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 9.4%
U.S. Treasury Bills
0.03%, 10/7/2021 (2)(g) $ 1,000,000 999,994
0.04%, 11/4/2021 (2)(g) 185,000 184,987
0.03%, 11/18/2021 (2)(g) 329,000 328,987
0.05%, 2/17/2022 (2)(g) 677,000 676,876
0.05%, 2/24/2022 (2)(g) 937,000 936,810
0.05%, 3/3/2022 (2)(g) 1,301,000 1,300,758
0.05%, 3/17/2022 (2)(g) 1,720,000 1,719,621
0.04%, 3/24/2022 (2)(g) 1,369,000 1,368,686
0.05%, 3/31/2022 (2)(g) 3,264,000 3,263,097
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,779,874) 10,779,816
TOTAL SHORT-TERM INVESTMENTS
(Cost $86,888,627) 86,888,569
TOTAL LONG POSITIONS
(Cost $157,816,465) 190,088,897
SHARES
SHORT POSITIONS - (80.1)%
COMMON STOCKS - (80.1)%
Argentina - (0.1)%
MercadoLibre, Inc. * (55) (92,367)
Australia - (1.9)%
AMP Ltd. (2)* (128,506) (90,614)
APA Group (2) (31,663) (197,222)
Atlas Arteria Ltd. (2) (20,949) (96,595)
Boral Ltd. (2)* (2,582) (11,360)
Cleanaway Waste Management
Ltd. (2) (7,274) (14,275)
Domino's Pizza Enterprises Ltd. (2) (380) (43,464)
Glencore plc (2)* (61,517) (289,383)
IDP Education Ltd. (2) (2,596) (62,857)
IGO Ltd. (2) (8,291) (51,962)
Insurance Australia Group Ltd. (2) (78,147) (272,911)
Magellan Financial Group Ltd. (2) (1,169) (29,343)
Mineral Resources Ltd. (2) (3,422) (108,601)
OZ Minerals Ltd. (2) (3,544) (56,900)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Australia - (1.9)% (continued)
Pilbara Minerals Ltd. (2)* (64,159) (92,458)
Qantas Airways Ltd. (2)* (7,339) (29,598)
QBE Insurance Group Ltd. (2) (42,950) (353,830)
Ramsay Health Care Ltd. (2) (247) (12,241)
SEEK Ltd. (2) (6,728) (147,903)
Seven Group Holdings Ltd. (2) (5,033) (73,740)
Suncorp Group Ltd. (2) (3,772) (33,541)
Transurban Group (2) (7,472) (75,306)
WiseTech Global Ltd. (2) (275) (10,429)
(2,154,533)
—
Austria - (0.1)%
ams AG (2)* (4,099) (74,349)
Belgium - (0.4)%
Anheuser-Busch InBev SA/NV (2) (6,227) (353,179)
Elia Group SA/NV (2) (121) (14,460)
Galapagos NV (2)* (1,757) (92,183)
Telenet Group Holding NV (2) (1,454) (55,516)
(515,338)
—
Brazil - 0.0% (b)
Wheaton Precious Metals Corp. (1,392) (52,401)
Canada - (4.4)%
Agnico Eagle Mines Ltd. (197) (10,220)
Air Canada * (38,550) (703,979)
Algonquin Power & Utilities Corp. (4,765) (69,861)
AltaGas Ltd. (5,081) (100,248)
Ballard Power Systems, Inc. * (18,966) (266,236)
BlackBerry Ltd. * (18,084) (176,043)
Boralex, Inc., Class A (5,241) (154,756)
Brookfield Asset Management
Reinsurance Partners Ltd., Class
A * (14) (776)
CAE, Inc. * (3,041) (90,851)
Cameco Corp. (4,920) (106,899)
Canada Goose Holdings, Inc. * (3,293) (117,592)
Canopy Growth Corp. * (20,689) (286,666)
Cenovus Energy, Inc. (13,172) (132,802)
Dollarama, Inc. (308) (13,360)
Element Fleet Management Corp. (2,555) (25,780)
Emera, Inc. (527) (23,866)
Enbridge, Inc. (4,932) (196,486)
Fortis, Inc. (2,221) (98,530)
Franco-Nevada Corp. (484) (62,879)
GFL Environmental, Inc. (2,802) (104,174)
Innergex Renewable Energy, Inc. (8,357) (133,939)
Inter Pipeline Ltd. (648) (10,207)
Kinaxis, Inc. * (61) (8,801)
Lightspeed Commerce, Inc. * (4,919) (474,656)
Methanex Corp. (2,149) (99,035)
Pan American Silver Corp. (376) (8,754)
Pembina Pipeline Corp. (5,992) (189,941)
Restaurant Brands International,
Inc. (2,702) (165,542)
Shopify, Inc., Class A * (332) (450,639)
SNC-Lavalin Group, Inc. (5,642) (156,707)
Suncor Energy, Inc. (11,261) (233,471)
TC Energy Corp. (3,196) (153,820)
Tilray, Inc., Class 2 * (15,401) (174,365)
INVESTMENTS SHARES VALUE ($)
Canada - (4.4)% (continued)
TransAlta Renewables, Inc. (912) (13,674)
(5,015,555)
—
Chile - 0.0% (b)
Antofagasta plc (2) (2,242) (40,743)
China - 0.0% (b)
Prosus NV (2)* (110) (8,805)
Colombia - (0.1)%
Millicom International Cellular SA,
SDR (2)* (3,073) (111,295)
Denmark - (1.1)%
Ambu A/S, Class B (2) (7,603) (224,833)
Demant A/S (2)* (1,987) (100,127)
GN Store Nord A/S (2) (292) (20,196)
Orsted A/S (2)(c) (4,537) (598,043)
Tryg A/S (2) (1,242) (28,155)
Vestas Wind Systems A/S (2) (6,421) (257,540)
(1,228,894)
—
Finland - (0.1)%
Neste OYJ (2) (1,515) (85,465)
France - (2.9)%
Accor SA (2)* (11,109) (396,116)
Adevinta ASA (2)* (4,877) (83,574)
Aeroports de Paris (2)* (1,163) (148,121)
Airbus SE (2)* (2,368) (313,940)
Alstom SA (2) (310) (11,759)
Cie Plastic Omnium SA (2) (1,073) (27,384)
Edenred (2) (5,912) (318,257)
Getlink SE (2) (11,426) (178,493)
Iliad SA (2) (548) (122,252)
Imerys SA (2) (608) (26,195)
Orpea SA (2) (1,925) (223,822)
Pernod Ricard SA (2) (44) (9,700)
Renault SA (2)* (1,231) (43,672)
Safran SA (2) (3,641) (460,517)
Sartorius Stedim Biotech (2) (16) (8,941)
SCOR SE (2) (426) (12,267)
SOITEC (2)* (249) (53,826)
Ubisoft Entertainment SA (2)* (638) (38,205)
Valeo (2) (8,142) (227,226)
Vinci SA (2) (3,017) (313,795)
Worldline SA (2)*(c) (4,461) (340,044)
(3,358,106)
—
Germany - (1.5)%
Commerzbank AG (2)* (41,865) (277,302)
CTS Eventim AG & Co. KGaA (2)* (1,395) (104,960)
Deutsche Bank AG (Registered)
(2)* (6,938) (88,166)
Infineon Technologies AG (2) (5,157) (210,912)
MTU Aero Engines AG (2) (509) (114,434)
Nemetschek SE (2) (645) (67,370)
SAP SE (2) (2,168) (293,178)
TeamViewer AG (2)*(c) (5,705) (166,903)
Telefonica Deutschland Holding
AG (2) (49,224) (140,152)
thyssenkrupp AG (2)* (8,951) (94,155)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - (1.5)% (continued)
United Internet AG (Registered) (2) (2,780) (107,540)
Volkswagen AG (Preference) (2) (99) (22,067)
Zalando SE (2)*(c) (91) (8,299)
(1,695,438)
—
Italy - (1.5)%
Amplifon SpA (2) (3,629) (172,470)
Atlantia SpA (2)* (7,894) (148,973)
Banca Generali SpA (2)* (2,069) (90,427)
Brembo SpA (2) (5,224) (65,817)
Davide Campari-Milano NV (2) (10,109) (142,003)
Enel SpA (2) (8,408) (64,533)
Eni SpA (2) (3,223) (42,979)
FinecoBank Banca Fineco SpA (2)* (6,786) (122,568)
Mediobanca Banca di Credito
Finanziario SpA (2)* (4,269) (51,360)
Nexi SpA (2)*(c) (22,348) (416,739)
Pirelli & C SpA (2)(c) (18,654) (109,131)
Saipem SpA (2)* (15,807) (38,789)
Salvatore Ferragamo SpA (2)* (2,664) (54,334)
UniCredit SpA (2) (12,038) (159,307)
(1,679,430)
—
Japan - (17.4)%
Acom Co. Ltd. (2) (7,900) (28,868)
Advantest Corp. (2) (2,800) (249,507)
Aeon Co. Ltd. (2) (800) (21,032)
Ajinomoto Co., Inc. (2) (1,300) (38,415)
ANA Holdings, Inc. (2)* (10,300) (267,774)
Asahi Intecc Co. Ltd. (2) (9,300) (254,714)
Asics Corp. (2) (9,400) (214,961)
Azbil Corp. (2) (1,000) (43,056)
BayCurrent Consulting, Inc. (2) (400) (200,288)
Benefit One, Inc. (2) (3,200) (150,859)
Capcom Co. Ltd. (2) (3,200) (88,916)
Casio Computer Co. Ltd. (2) (3,200) (52,980)
Chugai Pharmaceutical Co. Ltd. (2) (4,200) (153,694)
Coca-Cola Bottlers Japan Holdings,
Inc. (2) (8,600) (123,720)
Cosmos Pharmaceutical Corp. (2) (800) (135,866)
CyberAgent, Inc. (2) (41,500) (800,638)
Daifuku Co. Ltd. (2) (800) (75,029)
Daiichi Sankyo Co. Ltd. (2) (6,600) (175,436)
Daikin Industries Ltd. (2) (200) (43,608)
Denso Corp. (2) (2,100) (137,124)
Dentsu Group, Inc. (2) (800) (30,780)
East Japan Railway Co. (2) (3,600) (254,423)
Eisai Co. Ltd. (2) (6,100) (456,936)
Fancl Corp. (2) (600) (19,802)
FANUC Corp. (2) (100) (21,926)
Fast Retailing Co. Ltd. (2) (500) (368,758)
Food & Life Cos. Ltd. (2) (1,500) (68,974)
Freee KK (2)* (3,000) (218,297)
FUJIFILM Holdings Corp. (2) (400) (34,540)
GMO internet, Inc. (2) (3,300) (83,993)
GMO Payment Gateway, Inc. (2) (1,500) (189,392)
Goldwin, Inc. (2) (500) (32,610)
Hankyu Hanshin Holdings, Inc. (2) (500) (15,737)
Harmonic Drive Systems, Inc. (2) (3,400) (163,056)
INVESTMENTS SHARES VALUE ($)
Japan - (17.4)% (continued)
Hisamitsu Pharmaceutical Co., Inc.
(2) (300) (11,347)
Hoya Corp. (2) (200) (31,204)
Ibiden Co. Ltd. (2) (1,400) (77,007)
IHI Corp. (2) (2,100) (53,087)
Isetan Mitsukoshi Holdings Ltd. (2) (29,500) (221,714)
Izumi Co. Ltd. (2) (600) (19,962)
Japan Airlines Co. Ltd. (2)* (6,500) (154,744)
Japan Airport Terminal Co. Ltd. (2)* (7,200) (353,336)
JCR Pharmaceuticals Co. Ltd. (2) (4,700) (117,580)
JSR Corp. (2) (1,300) (46,730)
Justsystems Corp. (2) (600) (33,739)
Kakaku.com, Inc. (2) (2,800) (90,421)
Kansai Paint Co. Ltd. (2) (900) (22,326)
Kawasaki Heavy Industries Ltd. (2) (4,600) (105,824)
Keihan Holdings Co. Ltd. (2) (5,400) (155,120)
Keikyu Corp. (2) (7,700) (95,934)
Keio Corp. (2) (3,000) (160,460)
Keisei Electric Railway Co. Ltd. (2) (3,100) (102,688)
Kintetsu Group Holdings Co. Ltd.
(2)* (6,200) (208,501)
Kobe Bussan Co. Ltd. (2) (400) (13,070)
Koei Tecmo Holdings Co. Ltd. (2) (1,250) (59,334)
Koito Manufacturing Co. Ltd. (2) (900) (54,120)
Kose Corp. (2) (2,500) (298,988)
Kusuri no Aoki Holdings Co. Ltd. (2) (1,000) (68,720)
Lasertec Corp. (2) (4,000) (910,631)
M3, Inc. (2) (11,400) (812,459)
Marui Group Co. Ltd. (2) (8,700) (167,941)
Mercari, Inc. (2)* (13,700) (757,035)
Mitsubishi Motors Corp. (2)* (15,700) (42,826)
Miura Co. Ltd. (2) (400) (15,990)
MonotaRO Co. Ltd. (2) (22,500) (504,229)
Nagoya Railroad Co. Ltd. (2) (1,000) (18,417)
NET One Systems Co. Ltd. (2) (2,000) (65,632)
Nexon Co. Ltd. (2) (1,500) (24,076)
Nidec Corp. (2) (1,300) (143,312)
Nihon M&A Center Holdings, Inc.
(2) (15,800) (463,957)
Nikon Corp. (2) (18,700) (207,633)
Nippon Paint Holdings Co. Ltd. (2) (19,600) (213,447)
Nippon Sanso Holdings Corp. (2) (2,200) (55,134)
Nissan Motor Co. Ltd. (2)* (24,400) (121,938)
Nisshin Seifun Group, Inc. (2) (600) (9,942)
Nomura Research Institute Ltd. (2) (500) (18,378)
Obic Co. Ltd. (2) (400) (76,063)
Odakyu Electric Railway Co. Ltd.
(2) (9,400) (217,564)
Olympus Corp. (2) (3,000) (65,664)
Omron Corp. (2) (200) (19,791)
Open House Co. Ltd. (2) (200) (11,767)
Oracle Corp. Japan (2) (200) (17,569)
Oriental Land Co. Ltd. (2) (1,800) (291,196)
Pan Pacific International Holdings
Corp. (2) (3,100) (63,963)
Park24 Co. Ltd. (2)* (16,800) (285,881)
PeptiDream, Inc. (2)* (7,400) (241,567)
Persol Holdings Co. Ltd. (2) (6,500) (162,039)
Pigeon Corp. (2) (9,700) (225,504)
Pola Orbis Holdings, Inc. (2) (7,900) (181,840)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (17.4)% (continued)
Rakus Co. Ltd. (2) (5,800) (205,497)
Rakuten Group, Inc. (2) (34,900) (339,953)
Recruit Holdings Co. Ltd. (2) (200) (12,225)
Renesas Electronics Corp. (2)* (9,300) (114,458)
Ryohin Keikaku Co. Ltd. (2) (14,200) (315,852)
Seibu Holdings, Inc. (2)* (19,100) (241,094)
SG Holdings Co. Ltd. (2) (4,700) (132,968)
Sharp Corp. (2) (16,100) (202,955)
Shimadzu Corp. (2) (400) (17,566)
Shinko Electric Industries Co. Ltd.
(2) (300) (9,937)
Shiseido Co. Ltd. (2) (6,000) (403,257)
Showa Denko KK (2) (8,900) (216,564)
SoftBank Group Corp. (2) (12,200) (704,980)
Sony Group Corp. (2) (2,900) (321,954)
SUMCO Corp. (2) (7,200) (143,644)
Sumitomo Metal Mining Co. Ltd. (2) (1,200) (43,393)
Sundrug Co. Ltd. (2) (1,000) (30,504)
Sysmex Corp. (2) (800) (99,367)
Taiyo Yuden Co. Ltd. (2) (200) (11,715)
Takara Bio, Inc. (2) (3,700) (104,254)
Takeda Pharmaceutical Co. Ltd. (2) (2,900) (95,650)
Terumo Corp. (2) (1,100) (51,940)
THK Co. Ltd. (2) (3,700) (81,192)
Tobu Railway Co. Ltd. (2) (600) (16,155)
Toho Gas Co. Ltd. (2) (500) (21,747)
Tokyo Century Corp. (2) (1,300) (73,189)
Tokyu Corp. (2) (3,800) (56,405)
TOTO Ltd. (2) (3,200) (152,373)
Toyota Industries Corp. (2) (200) (16,456)
Toyota Motor Corp. (2) (4,500) (80,178)
Tsuruha Holdings, Inc. (2) (200) (24,664)
Unicharm Corp. (2) (2,100) (93,055)
USS Co. Ltd. (2) (2,100) (35,747)
Welcia Holdings Co. Ltd. (2) (3,100) (111,732)
West Japan Railway Co. (2) (5,200) (261,389)
Yakult Honsha Co. Ltd. (2) (6,700) (339,161)
Yamato Holdings Co. Ltd. (2) (3,200) (80,993)
Yaskawa Electric Corp. (2) (3,200) (153,659)
Yokogawa Electric Corp. (2) (7,100) (123,835)
Z Holdings Corp. (2) (49,200) (314,883)
(20,041,590)
—
Netherlands - (1.0)%
Aalberts NV (2) (233) (13,449)
Akzo Nobel NV (2) (82) (8,960)
Argenx SE (2)* (882) (266,525)
ASM International NV (2) (24) (9,399)
ASML Holding NV (2) (568) (424,330)
Heineken NV (2) (1,954) (203,948)
IMCD NV (2) (279) (53,395)
Koninklijke DSM NV (2) (46) (9,199)
Koninklijke Vopak NV (2) (295) (11,624)
OCI NV (2)* (4,916) (145,236)
Royal Dutch Shell plc, Class A (2) (2,063) (45,879)
(1,191,944)
—
New Zealand - 0.0% (b)
Xero Ltd. (2)* (554) (54,363)
INVESTMENTS SHARES VALUE ($)
Norway - 0.0% (b)
Schibsted ASA, Class A (2) (611) (29,003)
Saudi Arabia - (0.1)%
Delivery Hero SE (2)*(c) (1,200) (153,066)
Singapore - (0.6)%
City Developments Ltd. (2) (9,800) (49,598)
Singapore Airlines Ltd. (2)* (13,600) (50,083)
Singapore Telecommunications
Ltd. (2) (345,700) (622,353)
(722,034)
—
Spain - (1.4)%
Aena SME SA (2)*(c) (1,397) (241,599)
Amadeus IT Group SA (2)* (11,757) (773,280)
Banco de Sabadell SA (2)* (49,568) (41,438)
Banco Santander SA (2) (6,169) (22,346)
Cellnex Telecom SA (2)(c) (140) (8,644)
Ferrovial SA (2) (16,108) (470,171)
Industria de Diseno Textil SA (2) (2,386) (87,795)
(1,645,273)
—
Sweden - (1.1)%
Embracer Group AB (2)* (18,616) (179,262)
EQT AB (2) (3,089) (128,267)
Evolution AB (2)(c) (1,604) (242,908)
H & M Hennes & Mauritz AB, Class
B (2)* (2,172) (43,965)
Lifco AB, Class B (2) (327) (8,783)
Nibe Industrier AB, Class B (2) (7,354) (92,416)
Saab AB, Class B (2) (3,139) (88,864)
Sinch AB (2)*(c) (17,023) (330,109)
Sweco AB, Class B (2) (5,594) (88,309)
Swedish Match AB (2) (3,619) (31,691)
(1,234,574)
—
Switzerland - (1.4)%
Clariant AG (Registered) (2)* (7,593) (142,523)
Dufry AG (Registered) (2)* (4,515) (253,636)
Idorsia Ltd. (2)* (5,767) (139,043)
OC Oerlikon Corp. AG (Registered)
(2) (4,550) (49,579)
Partners Group Holding AG (2) (191) (298,082)
SIG Combibloc Group AG (2)* (1,350) (35,896)
Sika AG (Registered) (2) (196) (61,970)
Sonova Holding AG (Registered)
(2) (561) (212,007)
Temenos AG (Registered) (2) (2,633) (357,263)
Vifor Pharma AG (2) (273) (35,385)
(1,585,384)
—
United Kingdom - (2.6)%
Associated British Foods plc (2) (1,201) (29,896)
Barclays plc (2) (8,989) (22,841)
Beazley plc (2)* (7,203) (36,803)
Bellway plc (2) (961) (42,387)
BP plc (2) (24,114) (109,836)
British American Tobacco plc (2) (5,627) (196,689)
CNH Industrial NV (2) (3,843) (64,597)
Compass Group plc (2)* (677) (13,845)
ConvaTec Group plc (2)(c) (4,958) (14,430)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (2.6)% (continued)
Croda International plc (2) (87) (9,968)
easyJet plc (2)* (12,721) (112,312)
Hargreaves Lansdown plc (2) (9,060) (173,958)
Hiscox Ltd. (2) (9,572) (107,900)
Informa plc (2)* (26,300) (193,409)
ITV plc (2)* (28,087) (40,169)
JD Sports Fashion plc (2) (719) (10,104)
Just Eat Takeaway.com NV (2)*(c) (2,992) (218,608)
Legal & General Group plc (2) (20,454) (76,847)
Ocado Group plc (2)* (12,643) (282,544)
Prudential plc (2) (10,473) (203,233)
Quilter plc (2)(c) (5,075) (9,732)
Reckitt Benckiser Group plc (2) (6,031) (473,797)
Rightmove plc (2) (1,524) (14,001)
Rolls-Royce Holdings plc (2)* (104,389) (194,969)
Standard Chartered plc (2) (9,193) (53,740)
Subsea 7 SA (2) (1,898) (16,446)
Weir Group plc (The) (2)* (2,130) (48,082)
WH Smith plc (2)* (2,885) (66,251)
Whitbread plc (2)* (1,262) (56,112)
WPP plc (2) (6,063) (81,229)
(2,974,735)
—
United States - (40.3)%
10X Genomics, Inc., Class A * (3,213) (467,749)
Acceleron Pharma, Inc. * (637) (109,628)
Adaptive Biotechnologies Corp. * (14,116) (479,803)
Adient plc * (3,625) (150,256)
ADT, Inc. (5,895) (47,691)
Advanced Drainage Systems, Inc. (272) (29,422)
AECOM * (1,468) (92,704)
AES Corp. (The) (1,150) (26,255)
Alliant Energy Corp. (532) (29,781)
Alteryx, Inc., Class A * (1,403) (102,559)
Altice USA, Inc., Class A * (4,584) (94,980)
Altria Group, Inc. (8,145) (370,760)
Amedisys, Inc. * (119) (17,743)
Ameren Corp. (405) (32,805)
American Airlines Group, Inc. * (23,307) (478,260)
American Express Co. (1,188) (199,026)
American International Group, Inc. (3,520) (193,213)
American Water Works Co., Inc. (3,057) (516,755)
Anaplan, Inc. * (212) (12,909)
Aon plc, Class A (566) (161,746)
APA Corp. (26,861) (575,631)
Aptiv plc * (1,093) (162,824)
Arista Networks, Inc. * (45) (15,464)
Arrowhead Pharmaceuticals, Inc. * (3,793) (236,797)
Atmos Energy Corp. (3,348) (295,294)
Avalara, Inc. * (339) (59,247)
Avis Budget Group, Inc. * (1,802) (209,951)
Axalta Coating Systems Ltd. * (976) (28,489)
Axon Enterprise, Inc. * (560) (98,011)
AZEK Co., Inc. (The) * (6,030) (220,276)
Baker Hughes Co. (9,652) (238,694)
Ball Corp. (337) (30,320)
BancorpSouth Bank (734) (21,859)
Bank of America Corp. (1,835) (77,896)
Bank OZK (2,038) (87,593)
Bausch Health Cos., Inc. * (888) (24,762)
INVESTMENTS SHARES VALUE ($)
United States - (40.3)% (continued)
Beyond Meat, Inc. * (6,047) (636,507)
BioMarin Pharmaceutical, Inc. * (653) (50,470)
Black Hills Corp. (282) (17,698)
Bluebird Bio, Inc. * (7,570) (144,663)
Boeing Co. (The) * (2,173) (477,930)
Boston Beer Co., Inc. (The), Class
A * (453) (230,917)
Bright Horizons Family Solutions,
Inc. * (1,210) (168,698)
Brighthouse Financial, Inc. * (204) (9,227)
Brink's Co. (The) (1,739) (110,079)
Brown & Brown, Inc. (229) (12,698)
Brown-Forman Corp., Class B (1,181) (79,139)
Burlington Stores, Inc. * (103) (29,208)
Caesars Entertainment, Inc. * (1,885) (211,648)
Callaway Golf Co. * (3,126) (86,371)
Capri Holdings Ltd. * (510) (24,689)
CarMax, Inc. * (166) (21,241)
Carnival Corp. * (13,111) (327,906)
Carvana Co. * (1,330) (401,048)
CenterPoint Energy, Inc. (26,991) (663,979)
Ceridian HCM Holding, Inc. * (222) (25,002)
ChampionX Corp. * (8,310) (185,812)
Charles Schwab Corp. (The) (1,349) (98,261)
Chegg, Inc. * (9,057) (616,057)
Chemours Co. (The) (2,006) (58,294)
Cheniere Energy, Inc. * (860) (83,996)
Cinemark Holdings, Inc. * (17,144) (329,336)
Clarivate plc * (16,916) (370,460)
Cloudflare, Inc., Class A * (890) (100,259)
CME Group, Inc. (290) (56,080)
CMS Energy Corp. (1,978) (118,146)
CommScope Holding Co., Inc. * (6,413) (87,153)
Compass Minerals International,
Inc. (441) (28,400)
Copart, Inc. * (183) (25,386)
Corning, Inc. (347) (12,662)
CoStar Group, Inc. * (680) (58,521)
Coty, Inc., Class A * (20,204) (158,803)
Coupa Software, Inc. * (244) (53,480)
Credit Acceptance Corp. * (16) (9,365)
Cree, Inc. * (2,314) (186,809)
Crowdstrike Holdings, Inc., Class
A * (112) (27,527)
Delta Air Lines, Inc. * (5,346) (227,793)
Devon Energy Corp. (2,028) (72,014)
Discovery, Inc., Class A * (7,556) (191,771)
DocuSign, Inc. * (304) (78,259)
Dominion Energy, Inc. (6,756) (493,323)
DraftKings, Inc., Class A * (2,423) (116,692)
Duke Energy Corp. (1,004) (97,980)
Dun & Bradstreet Holdings, Inc. * (17,793) (299,100)
Dycom Industries, Inc. * (401) (28,567)
Dynatrace, Inc. * (346) (24,556)
Edison International (7,920) (439,322)
Elanco Animal Health, Inc. * (2,338) (74,559)
Elastic NV * (631) (94,013)
Element Solutions, Inc. (774) (16,780)
Encompass Health Corp. (240) (18,010)
Energizer Holdings, Inc. (1,985) (77,514)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (40.3)% (continued)
Enphase Energy, Inc. * (1,890) (283,443)
EQT Corp. * (8,400) (171,864)
Equitable Holdings, Inc. (10,064) (298,297)
Erie Indemnity Co., Class A (394) (70,297)
Essential Utilities, Inc. (6,746) (310,856)
Etsy, Inc. * (420) (87,343)
Everbridge, Inc. * (276) (41,687)
Eversource Energy (2,578) (210,777)
Exact Sciences Corp. * (2,570) (245,307)
Exelixis, Inc. * (2,452) (51,835)
Expedia Group, Inc. * (708) (116,041)
Exxon Mobil Corp. (708) (41,645)
Fastly, Inc., Class A * (5,569) (225,210)
Fifth Third Bancorp (249) (10,568)
FireEye, Inc. * (3,231) (57,512)
First Citizens BancShares, Inc.,
Class A (18) (15,177)
First Financial Bankshares, Inc. (779) (35,795)
First Horizon Corp. (6,050) (98,555)
First Republic Bank (407) (78,502)
FirstEnergy Corp. (10,105) (359,940)
Five Below, Inc. * (489) (86,460)
Floor & Decor Holdings, Inc., Class
A * (487) (58,825)
Fluor Corp. * (8,338) (133,158)
Ford Motor Co. * (2,576) (36,476)
Fox Factory Holding Corp. * (404) (58,394)
Freeport-McMoRan, Inc. (6,466) (210,339)
Freshpet, Inc. * (2,347) (334,893)
Frontdoor, Inc. * (717) (30,042)
GameStop Corp., Class A * (796) (139,674)
General Electric Co. (4,376) (450,859)
Globe Life, Inc. (651) (57,959)
Grocery Outlet Holding Corp. * (6,640) (143,225)
Guardant Health, Inc. * (2,829) (353,653)
GXO Logistics, Inc. * (637) (49,966)
Haemonetics Corp. * (419) (29,577)
Hain Celestial Group, Inc. (The) * (1,781) (76,191)
Halliburton Co. (615) (13,296)
Hancock Whitney Corp. (304) (14,324)
Harley-Davidson, Inc. (640) (23,430)
Healthcare Services Group, Inc. (772) (19,292)
HealthEquity, Inc. * (4,001) (259,105)
Hess Corp. (5,480) (428,043)
HollyFrontier Corp. (2,153) (71,329)
Home BancShares, Inc. (808) (19,012)
Howard Hughes Corp. (The) * (2,042) (179,308)
Hyatt Hotels Corp., Class A * (676) (52,120)
II-VI, Inc. * (161) (9,557)
Incyte Corp. * (177) (12,174)
Insperity, Inc. (89) (9,856)
International Flavors & Fragrances,
Inc. (443) (59,238)
Ionis Pharmaceuticals, Inc. * (10,478) (351,432)
Iovance Biotherapeutics, Inc. * (23,705) (584,565)
Iridium Communications, Inc. * (8,425) (335,736)
Jackson Financial, Inc., Class A * (399) (10,373)
James Hardie Industries plc,
CHESS (2) (1,362) (48,312)
Kennametal, Inc. (1,810) (61,956)
INVESTMENTS SHARES VALUE ($)
United States - (40.3)% (continued)
Kinder Morgan, Inc. (6,690) (111,924)
Kinsale Capital Group, Inc. (561) (90,714)
Kirby Corp. * (1,713) (82,155)
Kraft Heinz Co. (The) (399) (14,691)
Lamb Weston Holdings, Inc. (780) (47,869)
Las Vegas Sands Corp. * (793) (29,024)
LendingTree, Inc. * (3,472) (485,490)
LHC Group, Inc. * (100) (15,691)
Liberty Broadband Corp., Class C * (346) (59,754)
Ligand Pharmaceuticals, Inc. * (193) (26,889)
LivaNova plc * (297) (23,519)
Live Nation Entertainment, Inc. * (2,061) (187,819)
LiveRamp Holdings, Inc. * (385) (18,184)
Lyft, Inc., Class A * (13,464) (721,535)
Madison Square Garden Sports
Corp. * (1,718) (319,462)
MarketAxess Holdings, Inc. (138) (58,055)
Marsh & McLennan Cos., Inc. (199) (30,135)
Martin Marietta Materials, Inc. (108) (36,901)
Mercury Systems, Inc. * (509) (24,137)
MetLife, Inc. (1,576) (97,286)
Mirati Therapeutics, Inc. * (1,344) (237,767)
Moderna, Inc. * (61) (23,476)
MongoDB, Inc. * (21) (9,902)
MSCI, Inc. (59) (35,892)
Murphy Oil Corp. (6,460) (161,306)
Natera, Inc. * (993) (110,660)
National Fuel Gas Co. (5,240) (275,205)
Nektar Therapeutics * (17,551) (315,216)
Netflix, Inc. * (332) (202,633)
New Fortress Energy, Inc. (5,980) (165,945)
New Jersey Resources Corp. (5,227) (181,952)
Newell Brands, Inc. (10,535) (233,245)
News Corp., Class A (1,011) (23,789)
NextEra Energy, Inc. (7,252) (569,427)
Nielsen Holdings plc (11,035) (211,762)
NiSource, Inc. (26,330) (637,976)
Nordstrom, Inc. * (4,556) (120,506)
Norwegian Cruise Line Holdings
Ltd. * (17,517) (467,879)
NOV, Inc. * (17,145) (224,771)
Novocure Ltd. * (1,983) (230,365)
Nutanix, Inc., Class A * (6,212) (234,192)
NuVasive, Inc. * (222) (13,287)
NVIDIA Corp. (179) (37,082)
Occidental Petroleum Corp. (12,862) (380,458)
OGE Energy Corp. (546) (17,996)
Okta, Inc. * (660) (156,644)
Ollie's Bargain Outlet Holdings,
Inc. * (1,292) (77,882)
ONE Gas, Inc. (2,933) (185,864)
ONEOK, Inc. (3,616) (209,692)
PacWest Bancorp (9,941) (450,526)
Palo Alto Networks, Inc. * (107) (51,253)
Paylocity Holding Corp. * (95) (26,638)
Pegasystems, Inc. (71) (9,024)
Peloton Interactive, Inc., Class A * (2,296) (199,867)
Penn National Gaming, Inc. * (455) (32,969)
Penumbra, Inc. * (183) (48,770)
Philip Morris International, Inc. (2,037) (193,087)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (40.3)% (continued)
Pinterest, Inc., Class A * (1,242) (63,280)
Planet Fitness, Inc., Class A * (960) (75,408)
Plug Power, Inc. * (12,190) (311,333)
PPL Corp. (322) (8,977)
Primerica, Inc. (130) (19,972)
Progyny, Inc. * (6,099) (341,544)
Pure Storage, Inc., Class A * (13,671) (343,962)
QuantumScape Corp. * (17,618) (432,346)
R1 RCM, Inc. * (12,859) (283,027)
Reata Pharmaceuticals, Inc., Class
A * (906) (91,153)
RingCentral, Inc., Class A * (559) (121,583)
Roku, Inc. * (1,134) (355,339)
Royal Caribbean Cruises Ltd. * (3,237) (287,931)
Royal Gold, Inc. (128) (12,223)
Sabre Corp. * (39,316) (465,501)
Sage Therapeutics, Inc. * (4,639) (205,554)
Sailpoint Technologies Holdings,
Inc. * (1,952) (83,702)
Schlumberger NV (17,073) (506,044)
Scientific Games Corp. * (936) (77,754)
Scotts Miracle-Gro Co. (The) (83) (12,148)
Sealed Air Corp. (328) (17,971)
Sempra Energy (287) (36,306)
Shift4 Payments, Inc., Class A * (625) (48,450)
Signature Bank (773) (210,472)
Sirius XM Holdings, Inc. (32,709) (199,525)
SiteOne Landscape Supply, Inc. * (184) (36,702)
Six Flags Entertainment Corp. * (6,351) (269,918)
Smartsheet, Inc., Class A * (394) (27,115)
Snap, Inc., Class A * (4,279) (316,090)
SolarEdge Technologies, Inc. * (544) (144,280)
Southwest Gas Holdings, Inc. (212) (14,179)
Spire, Inc. (618) (37,809)
Spirit AeroSystems Holdings, Inc.,
Class A (6,215) (274,641)
Splunk, Inc. * (645) (93,338)
Square, Inc., Class A * (757) (181,559)
STAAR Surgical Co. * (1,156) (148,581)
Strategic Education, Inc. (521) (36,731)
Sunrun, Inc. * (6,301) (277,244)
SVB Financial Group * (250) (161,720)
Switch, Inc., Class A (1,147) (29,122)
Sysco Corp. (1,029) (80,777)
Targa Resources Corp. (9,099) (447,762)
Teladoc Health, Inc. * (2,244) (284,562)
Tempur Sealy International, Inc. (1,006) (46,688)
Tenaris SA (2) (50,116) (527,174)
Tenet Healthcare Corp. * (300) (19,932)
Terminix Global Holdings, Inc. * (1,017) (42,378)
Tesla, Inc. * (794) (615,731)
Texas Capital Bancshares, Inc. * (1,618) (97,112)
T-Mobile US, Inc. * (4,486) (573,131)
TopBuild Corp. * (634) (129,850)
Trade Desk, Inc. (The), Class A * (1,965) (138,140)
Tradeweb Markets, Inc., Class A (446) (36,028)
TreeHouse Foods, Inc. * (948) (37,806)
Trex Co., Inc. * (2,485) (253,296)
TripAdvisor, Inc. * (4,417) (149,515)
Truist Financial Corp. (179) (10,498)
INVESTMENTS SHARES VALUE ($)
United States - (40.3)% (continued)
Twilio, Inc., Class A * (629) (200,682)
Uber Technologies, Inc. * (10,770) (482,496)
Ultragenyx Pharmaceutical, Inc. * (2,405) (216,907)
Umpqua Holdings Corp. (7,369) (149,222)
United Airlines Holdings, Inc. * (5,684) (270,388)
United Bankshares, Inc. (376) (13,679)
United Parcel Service, Inc., Class B (336) (61,186)
Univar Solutions, Inc. * (14,000) (333,480)
Veeva Systems, Inc., Class A * (98) (28,241)
ViacomCBS, Inc., Class B (4,496) (177,637)
Vimeo, Inc. * (3,490) (102,501)
Virgin Galactic Holdings, Inc. * (6,474) (163,792)
Visteon Corp. * (1,947) (183,777)
Vistra Corp. (8,000) (136,800)
Vroom, Inc. * (14,310) (315,822)
Vulcan Materials Co. (630) (106,571)
Walt Disney Co. (The) * (557) (94,228)
Wayfair, Inc., Class A * (727) (185,756)
WEC Energy Group, Inc. (2,761) (243,520)
Western Alliance Bancorp (208) (22,635)
Westinghouse Air Brake
Technologies Corp. (1,007) (86,813)
Williams Cos., Inc. (The) (8,292) (215,094)
Willis Towers Watson plc (432) (100,423)
WW International, Inc. * (13,068) (238,491)
Wynn Resorts Ltd. * (2,272) (192,552)
Xcel Energy, Inc. (759) (47,438)
Zendesk, Inc. * (348) (40,504)
Zillow Group, Inc., Class C * (620) (54,647)
Zoom Video Communications, Inc.,
Class A * (66) (17,259)
(46,243,725)
—
Zambia - (0.1)%
First Quantum Minerals Ltd. (3,199) (59,227)
TOTAL COMMON STOCKS
(Proceeds $(106,676,257)) (92,047,637)
NO. OF
RIGHTS
RIGHTS - 0.0% (b)
Australia - 0.0% (b)
Transurban Group, expiring
10/8/2021 * (Proceeds $–) (606) (460)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.0% (b)
Canada - 0.0% (b)
Cenovus Energy, Inc.,
expiring 1/1/2026 *
(Proceeds $–) (674) (3,980)
TOTAL SHORT POSITIONS
(Proceeds $(106,676,257)) (92,052,077)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.2%
(Cost $51,140,208) 98,036,820
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.8% (h) 16,955,611
NET ASSETS - 100.0% 114,992,431
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,474,536) (1.3) %
Consumer Discretionary 4,954,094 4.3
Consumer Staples 148,237 0.1
Energy (3,278,772) (2.9)
Financials 6,653,715 5.8
Health Care (108,485) (0.1)
Industrials 2,411,070 2.1
Information Technology (139,241) (0.1)
Materials 5,541,188 4.8
Real Estate (228,906) (0.2)
Utilities (3,330,113) (2.9)
Short-Term Investments 86,888,569 75.6
Total Investments In Securities
At Value 98,036,820 85.2
Other Assets in Excess of
Liabilities (h ) 16,955,611 14.8
Net Assets
$ 114,992,431 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $83,677,549.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $(2,081,722), which represents approximately (1.81)% of net assets of the fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $17,877,940.
(e) Represents 7-day effective yield as of September 30, 2021.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Forward effective interest rate swap contracts outstanding as of September 30, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 0.50% Qtrly 12/07/2023 AUD 4,800,000 $ 13,229 $ (2,236) $ 10,993
Pay 3M LIBOR Qtrly 0.50% Semi 12/15/2023 USD 3,800,000 5,274 (2,185) 3,089
Pay 6M BBR Semi 2.00% Semi 12/11/2031 AUD 200,000 1,736 2,323 4,059
Pay 6M EURIBOR Semi 0.25% Annual 3/16/2032 EUR 9,200,000 267,699 (232,139) 35,560
Receive 1D SONIA Annual 0.75% Annual 12/15/2031 GBP 24,900,000 (499,802) 1,108,723 608,921
Receive 1D SONIA Annual 0.75% Annual 3/16/2032 GBP 1,500,000 4,597 36,899 41,496
Receive 3M BA Qtrly 2.00% Semi 12/15/2031 CAD 2,300,000 (11,868) 14,105 2,237
Receive 3M BA Qtrly 2.00% Semi 3/15/2032 CAD 100,000 (1,697) 2,206 509
Receive 6M BBR Semi 1.50% Semi 12/11/2031 AUD 1,000,000 (10,520) 24,045 13,525
Receive 6M EURIBOR Semi 0.50% Annual 12/15/2023 EUR 27,600,000 15,776 46,817 62,593
Receive 6M EURIBOR Semi 0.50% Annual 3/18/2024 EUR 44,600,000 59,960 82,471 142,431
Receive 6M LIBOR Semi 0.00% Semi 12/20/2023 JPY 18,704,100,000 (77,633) 131,198 53,565
Receive 6M LIBOR Semi 0.00% Semi 3/21/2024 JPY 6,118,800,000 (4,895) 32,128 27,233
(238,144) 1,244,355 1,006,211
Pay 1D SONIA Annual 0.25% Annual 12/15/2023 GBP 122,800,000 (236,379) (855,997) (1,092,376)
Pay 1D SONIA Annual 0.25% Annual 3/18/2024 GBP 6,000,000 (36,557) (29,660) (66,217)
Pay 3M BA Qtrly 1.00% Semi 12/13/2023 CAD 11,100,000 4,480 (18,999) (14,519)
Pay 3M BA Qtrly 1.00% Semi 3/14/2024 CAD 200,000 (122) (615) (737)
Pay 3M LIBOR Qtrly 0.50% Semi 3/18/2024 USD 28,400,000 (23,230) (24,189) (47,419)
Pay 6M BBR Semi 1.50% Semi 3/11/2032 AUD 100,000 288 (2,065) (1,777)
Pay 6M EURIBOR Semi 0.00% Annual 12/15/2031 EUR 5,400,000 45,905 (162,249) (116,344)
Pay 6M LIBOR Semi 0.00% Semi 12/17/2031 JPY 3,752,500,000 (275,605) (133,684) (409,289)
Pay 6M LIBOR Semi 0.00% Semi 3/17/2032 JPY 1,276,500,000 (84,168) (66,399) (150,567)
Receive 3M BBR Qtrly 0.50% Qtrly 3/07/2024 AUD 1,600,000 (2,210) 1,191 (1,019)
Receive 3M LIBOR Qtrly 1.75% Semi 12/15/2031 USD 800,000 (31,221) 17,744 (13,477)
Receive 3M LIBOR Qtrly 1.75% Semi 3/16/2032 USD 6,000,000 (175,371) 103,416 (71,955)
(814,190) (1,171,506) (1,985,696)
$ (1,052,334) $ 72,849 $ (979,485)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2021 were as follows:
1 Day Sterling Overnight Index Average (''SONIA''): 0.05%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.02%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.45%
3 Month London Interbank Offered Rate (''LIBOR''): 0.13%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.05%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.53%
6 Month London Interbank Offered Rate (''LIBOR''): 0.16%

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/27/2021 TRY 516,035 $ 194
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/28/2021 HKD 1,226,200 801
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 10/13/2021 BRL (2,215,460) 194
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/13/2021 BRL (1,661,595) 16,427
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/17/2021 CHF (2,320,200) 8,699
Tel Aviv Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/27/2021 ILS (2,162,712) 5,341
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly BANA 12/15/2021 MXN 5,119,347 26
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.24%) Monthly BANA 12/15/2021 EUR (7,949,178) 97,340
129,022
WIG20 Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/17/2021 PLN 2,118,760 (14,710)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.61%)
Increases in
total return of
reference entity
Monthly BANA 12/15/2021 EUR 417,442 (3,712)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly BANA 12/15/2021 JPY 270,821,256 $ (29,279)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.02%)
Increases in
total return of
reference entity
Monthly BANA 12/15/2021 EUR 1,077,892 (85,393)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.10%) Monthly BANA 12/15/2021 SGD (540,628) (1,234)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.79%)
Increases in
total return of
reference entity
Monthly BANA 12/15/2021 SEK 3,097,917 (3,186)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.17%) Monthly BANA 12/15/2021 GBP (872,615) (15,122)
(152,636)
$ (23,614)
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 48 10/2021 EUR $ 8,566,193 $ (274,977)
Brent Crude Oil 65 10/2021 USD 5,090,150 268,587
CAC 40 10 Euro Index 60 10/2021 EUR 4,530,075 (79,797)
FTSE Bursa Malaysia KLCI Index 5 10/2021 MYR 91,843 237
LME Aluminum Base Metal 1 10/2021 USD 71,101 9,757

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 10/2021 USD $ 71,188 $ 8,212
LME Copper Base Metal 1 10/2021 USD 223,488 (16,522)
LME Copper Base Metal 1 10/2021 USD 223,481 (8,721)
LME Copper Base Metal 1 10/2021 USD 223,591 (10,746)
LME Copper Base Metal 1 10/2021 USD 223,628 (13,987)
LME Copper Base Metal 1 10/2021 USD 223,493 (21,558)
LME Nickel Base Metal 1 10/2021 USD 107,688 (1,785)
LME Nickel Base Metal 1 10/2021 USD 107,642 (11,581)
LME Nickel Base Metal 1 10/2021 USD 107,691 (6,128)
LME Zinc Base Metal 1 10/2021 USD 74,416 1,154
LME Zinc Base Metal 1 10/2021 USD 74,444 823
Natural Gas 21 10/2021 USD 1,232,070 157,454
NY Harbor ULSD 10 10/2021 USD 982,170 76,197
OMXS30 Index 170 10/2021 SEK 4,375,543 (53,854)
RBOB Gasoline 3 10/2021 USD 276,444 11,797
SGX FTSE Taiwan Index 67 10/2021 USD 3,963,720 (82,918)
WTI Crude Oil 54 10/2021 USD 4,051,620 286,585
LME Aluminum Base Metal 1 11/2021 USD 71,400 6,722
LME Copper Base Metal 1 11/2021 USD 223,394 (11,550)
LME Copper Base Metal 1 11/2021 USD 223,486 (12,767)
LME Copper Base Metal 1 11/2021 USD 223,394 (6,783)
LME Copper Base Metal 2 11/2021 USD 446,788 (1,240)
LME Copper Base Metal 3 11/2021 USD 670,181 (29,214)
LME Copper Base Metal 3 11/2021 USD 670,398 (43,107)
LME Nickel Base Metal 1 11/2021 USD 107,583 (3,836)
LME Zinc Base Metal 1 11/2021 USD 74,525 197
LME Zinc Base Metal 1 11/2021 USD 74,594 961
LME Zinc Base Metal 1 11/2021 USD 74,606 (515)
LME Zinc Base Metal 1 11/2021 USD 74,598 1,070
LME Zinc Base Metal 2 11/2021 USD 149,204 (652)
Low Sulphur Gasoil 12 11/2021 USD 810,600 79,107
3 Month Canadian Bankers Acceptance 15 12/2021 CAD 2,946,323 397
3 Month Sterling 62 12/2021 GBP 10,418,855 (11,472)
Australia 10 Year Bond 288 12/2021 AUD 29,467,769 (616,520)
Australia 3 Year Bond 33 12/2021 AUD 2,777,904 (8,524)
Canada 10 Year Bond 180 12/2021 CAD 20,360,493 (408,054)
Cocoa 3 12/2021 GBP 75,751 2,578
Cocoa 5 12/2021 USD 132,600 1,530
Coffee 'C' 5 12/2021 USD 363,750 15,913
Copper 3 12/2021 USD 306,675 (16,215)
Corn 1 12/2021 USD 26,838 814
Cotton No. 2 8 12/2021 USD 423,200 47,709
FTSE/MIB Index 42 12/2021 EUR 6,172,071 (56,901)
Japan 10 Year Bond 53 12/2021 JPY 72,131,812 (180,386)
KC HRW Wheat 9 12/2021 USD 329,288 8,416
KOSPI 200 Index 16 12/2021 KRW 1,356,419 (20,856)
Lean Hogs 6 12/2021 USD 204,960 15,694
LME Aluminum Base Metal 1 12/2021 USD 71,381 (822)
LME Aluminum Base Metal 1 12/2021 USD 71,469 (2,534)
LME Aluminum Base Metal 1 12/2021 USD 71,406 (497)
LME Aluminum Base Metal 2 12/2021 USD 142,881 7,875
LME Aluminum Base Metal 5 12/2021 USD 357,156 27,329
LME Copper Base Metal 1 12/2021 USD 223,431 (14,571)
LME Copper Base Metal 1 12/2021 USD 223,401 (7,852)
LME Copper Base Metal 1 12/2021 USD 223,344 (8,336)
LME Copper Base Metal 2 12/2021 USD 446,688 (17,472)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 12/2021 USD $ 446,820 $ (22,086)
LME Copper Base Metal 2 12/2021 USD 446,713 (26,293)
LME Copper Base Metal 2 12/2021 USD 446,688 (23,743)
LME Copper Base Metal 10 12/2021 USD 2,234,063 (71,102)
LME Nickel Base Metal 1 12/2021 USD 107,594 (5,496)
LME Nickel Base Metal 1 12/2021 USD 107,619 (3,354)
LME Nickel Base Metal 1 12/2021 USD 107,597 (7,366)
LME Nickel Base Metal 1 12/2021 USD 107,584 (8,357)
LME Nickel Base Metal 7 12/2021 USD 753,333 (39,429)
LME Zinc Base Metal 1 12/2021 USD 74,608 (95)
LME Zinc Base Metal 1 12/2021 USD 74,667 (2,459)
LME Zinc Base Metal 1 12/2021 USD 74,663 (1,249)
LME Zinc Base Metal 1 12/2021 USD 74,663 (2,153)
LME Zinc Base Metal 1 12/2021 USD 74,668 (3,052)
LME Zinc Base Metal 1 12/2021 USD 74,700 (1,052)
LME Zinc Base Metal 9 12/2021 USD 672,075 (7,666)
MEX BOLSA Index 3 12/2021 MXN 74,856 (572)
Nikkei 225 Index 1 12/2021 JPY 264,702 (869)
S&P/TSX 60 Index 4 12/2021 CAD 755,471 (6,715)
SET50 Index 41 12/2021 THB 233,192 (2,541)
TOPIX Index 100 12/2021 JPY 18,244,306 (239,681)
Wheat 1 12/2021 USD 36,275 76
Sugar No. 11 13 2/2022 USD 296,150 8,064
3 Month Canadian Bankers Acceptance 65 3/2022 CAD 12,752,645 (7,346)
3 Month Sterling 304 3/2022 GBP 50,952,874 (125,242)
3 Month Canadian Bankers Acceptance 66 6/2022 CAD 12,922,785 (15,706)
3 Month Sterling 299 6/2022 GBP 50,044,331 (144,321)
3 Month Canadian Bankers Acceptance 49 9/2022 CAD 9,573,395 (12,173)
3 Month Sterling 228 9/2022 GBP 38,116,733 (83,166)
(1,881,279)
Short Contracts
Hang Seng Index (2) 10/2021 HKD (315,030) (738)
HSCEI (56) 10/2021 HKD (3,136,788) (11,008)
IBEX 35 Index (79) 10/2021 EUR (8,067,857) (48,866)
LME Aluminum Base Metal (1) 10/2021 USD (71,101) (9,773)
LME Aluminum Base Metal (1) 10/2021 USD (71,188) (8,227)
LME Copper Base Metal (1) 10/2021 USD (223,481) 8,922
LME Copper Base Metal (1) 10/2021 USD (223,591) 10,819
LME Copper Base Metal (1) 10/2021 USD (223,493) 21,355
LME Copper Base Metal (1) 10/2021 USD (223,628) 13,418
LME Copper Base Metal (1) 10/2021 USD (223,488) 16,391
LME Nickel Base Metal (1) 10/2021 USD (107,691) 6,018
LME Nickel Base Metal (1) 10/2021 USD (107,642) 11,125
LME Nickel Base Metal (1) 10/2021 USD (107,688) 1,903
LME Zinc Base Metal (1) 10/2021 USD (74,444) (959)
LME Zinc Base Metal (1) 10/2021 USD (74,416) (1,094)
MSCI Singapore Index (16) 10/2021 SGD (416,556) 3,920
SGX FTSE China A50 Index (7) 10/2021 USD (108,451) (556)
SGX NIFTY 50 Index (33) 10/2021 USD (1,161,732) 12,600
LME Aluminum Base Metal (1) 11/2021 USD (71,400) (6,822)
LME Copper Base Metal (1) 11/2021 USD (223,486) 12,950
LME Copper Base Metal (1) 11/2021 USD (223,394) 12,029
LME Copper Base Metal (1) 11/2021 USD (223,394) 6,854
LME Copper Base Metal (2) 11/2021 USD (446,788) (2,243)
LME Copper Base Metal (3) 11/2021 USD (670,181) 30,311
LME Copper Base Metal (3) 11/2021 USD (670,398) 43,006

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 11/2021 USD $ (107,583) $ 3,054
LME Zinc Base Metal (1) 11/2021 USD (74,525) 147
LME Zinc Base Metal (1) 11/2021 USD (74,594) (1,096)
LME Zinc Base Metal (1) 11/2021 USD (74,598) (1,078)
LME Zinc Base Metal (1) 11/2021 USD (74,606) 841
LME Zinc Base Metal (2) 11/2021 USD (149,204) 445
Soybean (34) 11/2021 USD (2,135,200) 140,237
100 oz Gold (63) 12/2021 USD (11,069,100) 252,529
3 Month Eurodollar (80) 12/2021 USD (19,966,000) (3,974)
ASX 90 Day Bank Accepted Bill (3) 12/2021 AUD (2,168,690) (38)
DAX Index (12) 12/2021 EUR (5,312,656) 93,275
DJIA CBOT E-Mini Index (5) 12/2021 USD (843,050) 9,183
EURO STOXX 50 Index (20) 12/2021 EUR (937,800) 13,859
Euro-Bobl (28) 12/2021 EUR (4,378,563) 16,886
Euro-BTP (20) 12/2021 EUR (3,522,542) 34,678
Euro-Bund (43) 12/2021 EUR (8,467,040) 39,372
Euro-Buxl (3) 12/2021 EUR (707,798) 18,936
Euro-OAT (35) 12/2021 EUR (6,730,014) 76,189
Euro-Schatz (65) 12/2021 EUR (8,448,223) 3,422
FTSE 100 Index (45) 12/2021 GBP (4,288,875) (42,683)
FTSE/JSE Top 40 Index (18) 12/2021 ZAR (695,448) (3,675)
Live Cattle (14) 12/2021 USD (704,060) 12,126
LME Aluminum Base Metal (1) 12/2021 USD (71,381) 1,401
LME Aluminum Base Metal (1) 12/2021 USD (71,406) 641
LME Aluminum Base Metal (1) 12/2021 USD (71,469) 1,674
LME Aluminum Base Metal (2) 12/2021 USD (142,881) (8,991)
LME Aluminum Base Metal (5) 12/2021 USD (357,156) (4,170)
LME Copper Base Metal (1) 12/2021 USD (223,344) 7,904
LME Copper Base Metal (1) 12/2021 USD (223,431) 15,705
LME Copper Base Metal (1) 12/2021 USD (223,401) 7,146
LME Copper Base Metal (2) 12/2021 USD (446,713) 24,651
LME Copper Base Metal (2) 12/2021 USD (446,688) 24,555
LME Copper Base Metal (2) 12/2021 USD (446,688) 15,682
LME Copper Base Metal (2) 12/2021 USD (446,820) 23,402
LME Copper Base Metal (24) 12/2021 USD (5,361,750) 245,521
LME Nickel Base Metal (1) 12/2021 USD (107,597) 7,664
LME Nickel Base Metal (1) 12/2021 USD (107,594) 5,138
LME Nickel Base Metal (1) 12/2021 USD (107,619) 3,109
LME Nickel Base Metal (1) 12/2021 USD (107,584) 8,423
LME Nickel Base Metal (2) 12/2021 USD (215,238) 10,742
LME Zinc Base Metal (1) 12/2021 USD (74,668) 2,730
LME Zinc Base Metal (1) 12/2021 USD (74,663) 1,124
LME Zinc Base Metal (1) 12/2021 USD (74,667) 2,530
LME Zinc Base Metal (1) 12/2021 USD (74,608) (66)
LME Zinc Base Metal (1) 12/2021 USD (74,700) 645
LME Zinc Base Metal (1) 12/2021 USD (74,663) 1,997
LME Zinc Base Metal (5) 12/2021 USD (373,375) 1,218
Long Gilt (337) 12/2021 GBP (56,945,395) 1,510,902
MSCI EAFE E-Mini Index (2) 12/2021 USD (226,700) 538
MSCI Emerging Markets E-Mini Index (15) 12/2021 USD (934,200) 13,466
NASDAQ 100 E-Mini Index (2) 12/2021 USD (587,300) 10,554
Russell 2000 E-Mini Index (8) 12/2021 USD (880,320) 1,647
S&P 500 E-Mini Index (60) 12/2021 USD (12,893,250) 404,324
S&P Midcap 400 E-Mini Index (1) 12/2021 USD (263,320) (120)
Silver (8) 12/2021 USD (881,880) 64,523
Soybean Meal (15) 12/2021 USD (493,050) 23,300

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Soybean Oil (5) 12/2021 USD $ (176,070) $ (4,048)
SPI 200 Index (16) 12/2021 AUD (2,108,990) (39,974)
U.S. Treasury 10 Year Note (265) 12/2021 USD (34,909,609) 292,312
U.S. Treasury 2 Year Note (230) 12/2021 USD (50,617,969) 19,005
U.S. Treasury 5 Year Note (102) 12/2021 USD (12,526,078) 54,168
U.S. Treasury Long Bond (8) 12/2021 USD (1,276,250) 20,555
U.S. Treasury Ultra Bond (18) 12/2021 USD (3,448,688) 94,107
3 Month Euro Euribor (25) 3/2022 EUR (7,277,334) (289)
3 Month Eurodollar (321) 3/2022 USD (80,133,639) (48,548)
3 Month Euroswiss (1) 3/2022 CHF (270,186) 9
ASX 90 Day Bank Accepted Bill (12) 3/2022 AUD (8,673,903) (133)
3 Month Euro Euribor (61) 6/2022 EUR (17,750,512) 1,766
3 Month Eurodollar (315) 6/2022 USD (78,588,564) (32,812)
3 Month Euroswiss (1) 6/2022 CHF (270,079) 162
ASX 90 Day Bank Accepted Bill (15) 6/2022 AUD (10,841,042) (73)
3 Month Euro Euribor (54) 9/2022 EUR (15,708,095) 3,617
3 Month Eurodollar (268) 9/2022 USD (66,792,300) 2,600
3 Month Euroswiss (3) 9/2022 CHF (809,995) 437
ASX 90 Day Bank Accepted Bill (19) 9/2022 AUD (13,728,264) 841
3 Month Euro Euribor (50) 12/2022 EUR (14,540,188) 3,595
3 Month Eurodollar (66) 12/2022 USD (16,418,325) 607
3 Month Sterling (56) 12/2022 GBP (9,355,402) 30,445
3 Month Euro Euribor (72) 3/2023 EUR (20,930,574) 11,724
3 Month Eurodollar (70) 3/2023 USD (17,391,500) 3,793
3 Month Sterling (64) 3/2023 GBP (10,686,499) 33,872
3 Month Euro Euribor (72) 6/2023 EUR (20,923,276) 13,354
3 Month Eurodollar (70) 6/2023 USD (17,364,375) 4,966
3 Month Sterling (53) 6/2023 GBP (8,845,740) 27,657
3 Month Euro Euribor (55) 9/2023 EUR (15,977,484) 7,434
3 Month Eurodollar (71) 9/2023 USD (17,571,613) 23,391
3 Month Sterling (41) 9/2023 GBP (6,840,169) 20,060
3,758,079
$ 1,876,800
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 4,478,000 USD 3,212,350 CITI 12/15/2021 $ 26,174
AUD 4,478,000 USD 3,212,354 JPMC 12/15/2021 26,169
BRL 2,201,938 USD 398,501 CITI
**
12/15/2021 767
BRL 2,201,937 USD 398,501 JPMC
**
12/15/2021 767
CAD 1,200,376 USD 933,232 CITI 12/15/2021 14,467
CAD 1,200,374 USD 933,231 JPMC 12/15/2021 14,467
CHF 16,000 USD 17,154 CITI 12/15/2021 48
CHF 16,000 USD 17,154 JPMC 12/15/2021 48
CNY 13,434,501 USD 2,060,936 CITI
**
12/15/2021 10,491
CNY 13,434,499 USD 2,060,938 JPMC
**
12/15/2021 10,488
COP 778,387,000 USD 200,962 CITI
**
12/15/2021 2,440
COP 778,387,000 USD 200,962 JPMC
**
12/15/2021 2,438
HUF 25,500,000 USD 81,803 CITI 12/15/2021 172
HUF 25,500,000 USD 81,803 JPMC 12/15/2021 172

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
IDR 780,975,249 USD 53,690 CITI
**
12/15/2021 $ 391
IDR 780,975,249 USD 53,689 JPMC
**
12/15/2021 391
ILS 412,438 USD 127,548 CITI 12/15/2021 472
ILS 412,436 USD 127,548 JPMC 12/15/2021 472
INR 66,602,500 USD 886,067 CITI
**
12/15/2021 3,714
INR 66,602,499 USD 886,068 JPMC
**
12/15/2021 3,714
JPY 17,862,000 USD 160,090 CITI 12/15/2021 510
JPY 17,862,000 USD 160,090 JPMC 12/15/2021 510
KRW 173,367,000 USD 145,962 CITI
**
12/15/2021 271
KRW 173,367,000 USD 145,962 JPMC
**
12/15/2021 271
NOK 10,441,001 USD 1,168,995 CITI 12/15/2021 24,653
NOK 10,440,999 USD 1,168,996 JPMC 12/15/2021 24,650
NZD 1,365,250 USD 933,393 CITI 12/15/2021 8,560
NZD 1,365,250 USD 933,395 JPMC 12/15/2021 8,559
SEK 6,654,126 USD 754,616 CITI 12/15/2021 6,018
SEK 6,654,124 USD 754,616 JPMC 12/15/2021 6,017
TWD 5,396,000 USD 194,184 CITI
**
12/15/2021 590
TWD 5,395,999 USD 194,184 JPMC
**
12/15/2021 590
USD 3,640,794 AUD 4,973,004 CITI 12/15/2021 44,280
USD 3,640,784 AUD 4,972,996 JPMC 12/15/2021 44,274
USD 829,720 BRL 4,466,000 CITI
**
12/15/2021 19,920
USD 829,719 BRL 4,466,000 JPMC
**
12/15/2021 19,919
USD 1,784,526 CAD 2,256,126 CITI 12/15/2021 3,309
USD 1,784,523 CAD 2,256,125 JPMC 12/15/2021 3,308
USD 10,248,832 CHF 9,371,002 CITI 12/15/2021 174,286
USD 10,248,814 CHF 9,370,998 JPMC 12/15/2021 174,273
USD 76,707 CLP 61,736,000 CITI
**
12/15/2021 1,077
USD 76,706 CLP 61,736,000 JPMC
**
12/15/2021 1,077
USD 2,798 COP 10,588,628 CITI
**
12/15/2021 31
USD 2,798 COP 10,588,624 JPMC
**
12/15/2021 31
USD 7,977 DKK 50,500 CITI 12/15/2021 100
USD 7,977 DKK 50,500 JPMC 12/15/2021 100
USD 8,927,032 EUR 7,579,506 CITI 12/15/2021 133,584
USD 8,927,006 EUR 7,579,494 JPMC 12/15/2021 133,573
USD 7,332,709 GBP 5,356,503 CITI 12/15/2021 114,461
USD 7,332,692 GBP 5,356,497 JPMC 12/15/2021 114,452
USD 1,067,834 HUF 320,820,500 CITI 12/15/2021 36,494
USD 1,067,833 HUF 320,820,500 JPMC 12/15/2021 36,493
USD 1,287,142 ILS 4,143,124 CITI 12/15/2021 1,124
USD 1,287,141 ILS 4,143,124 JPMC 12/15/2021 1,122
USD 60,022 INR 4,449,500 CITI
**
12/15/2021 579
USD 60,021 INR 4,449,500 JPMC
**
12/15/2021 579
USD 4,026,112 JPY 442,311,504 CITI 12/15/2021 49,229
USD 4,026,479 JPY 442,311,504 JPMC 12/15/2021 49,595
USD 3,767,350 KRW 4,405,113,500 CITI
**
12/15/2021 51,716
USD 3,767,349 KRW 4,405,113,500 JPMC
**
12/15/2021 51,716
USD 446,572 MXN 9,127,500 CITI 12/15/2021 9,087
USD 446,572 MXN 9,127,500 JPMC 12/15/2021 9,087
USD 1,563,363 NOK 13,579,252 CITI 12/15/2021 10,942
USD 1,563,361 NOK 13,579,249 JPMC 12/15/2021 10,939
USD 3,091,585 NZD 4,376,000 CITI 12/15/2021 72,366
USD 3,091,581 NZD 4,376,000 JPMC 12/15/2021 72,362
USD 526,690 PHP 26,641,506 CITI
**
12/15/2021 9,800
USD 526,689 PHP 26,641,494 JPMC
**
12/15/2021 9,799
USD 1,359,442 PLN 5,306,500 CITI 12/15/2021 25,551
USD 1,359,441 PLN 5,306,500 JPMC 12/15/2021 25,549
USD 1,183,703 SEK 10,281,128 CITI 12/15/2021 8,466
USD 1,183,701 SEK 10,281,122 JPMC 12/15/2021 8,465

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,228,594 SGD 1,659,442 CITI 12/15/2021 $ 6,635
USD 1,228,586 SGD 1,659,434 JPMC 12/15/2021 6,634
USD 153,579 TWD 4,236,128 CITI
**
12/15/2021 673
USD 153,579 TWD 4,236,122 JPMC
**
12/15/2021 673
USD 437,674 ZAR 6,496,500 CITI 12/15/2021 10,643
USD 437,673 ZAR 6,496,500 JPMC 12/15/2021 10,642
ZAR 16,958,750 USD 1,097,482 CITI 12/15/2021 17,261
ZAR 16,958,746 USD 1,097,483 JPMC 12/15/2021 17,261
Total unrealized appreciation 1,802,998
AUD 7,019,000 USD 5,147,681 CITI 12/15/2021 (71,487)
AUD 7,019,000 USD 5,147,647 JPMC 12/15/2021 (71,454)
BRL 17,523,065 USD 3,274,480 CITI
**
12/15/2021 (97,096)
BRL 17,523,060 USD 3,274,483 JPMC
**
12/15/2021 (97,102)
CAD 2,318,128 USD 1,837,358 CITI 12/15/2021 (7,190)
CAD 2,318,122 USD 1,837,356 JPMC 12/15/2021 (7,193)
CHF 1,344,503 USD 1,469,312 CITI 12/15/2021 (23,868)
CHF 1,344,497 USD 1,469,307 JPMC 12/15/2021 (23,869)
CLP 423,165,501 USD 538,013 CITI
**
12/15/2021 (19,619)
CLP 423,165,499 USD 538,014 JPMC
**
12/15/2021 (19,619)
COP 118,299,500 USD 31,274 CITI
**
12/15/2021 (361)
COP 118,299,500 USD 31,274 JPMC
**
12/15/2021 (361)
DKK 38,000 USD 6,054 CITI 12/15/2021 (127)
DKK 38,000 USD 6,054 JPMC 12/15/2021 (127)
EUR 12,019,001 USD 14,146,949 CITI 12/15/2021 (202,974)
EUR 12,018,999 USD 14,150,082 JPMC 12/15/2021 (206,108)
GBP 1,220,001 USD 1,669,153 CITI 12/15/2021 (25,119)
GBP 1,219,999 USD 1,669,152 JPMC 12/15/2021 (25,121)
HUF 608,419,003 USD 2,033,909 CITI 12/15/2021 (78,026)
HUF 608,418,997 USD 2,033,911 JPMC 12/15/2021 (78,027)
IDR 4,517,007,750 USD 314,156 CITI
**
12/15/2021 (1,367)
IDR 4,517,007,750 USD 314,160 JPMC
**
12/15/2021 (1,371)
ILS 2,137,065 USD 666,332 CITI 12/15/2021 (2,991)
ILS 2,137,061 USD 666,332 JPMC 12/15/2021 (2,994)
INR 96,026,000 USD 1,296,444 CITI
**
12/15/2021 (13,577)
INR 96,026,001 USD 1,296,445 JPMC
**
12/15/2021 (13,579)
JPY 1,531,090,001 USD 13,941,740 CITI 12/15/2021 (175,498)
JPY 1,531,089,999 USD 13,941,758 JPMC 12/15/2021 (175,516)
KRW 1,032,110,501 USD 882,091 CITI
**
12/15/2021 (11,524)
KRW 1,032,110,499 USD 882,092 JPMC
**
12/15/2021 (11,524)
MXN 81,308,008 USD 3,958,255 CITI 12/15/2021 (61,127)
MXN 81,307,992 USD 3,958,259 JPMC 12/15/2021 (61,133)
NOK 19,940,501 USD 2,306,675 CITI 12/15/2021 (27,016)
NOK 19,940,499 USD 2,306,678 JPMC 12/15/2021 (27,018)
NZD 6,319,750 USD 4,422,614 CITI 12/15/2021 (62,307)
NZD 6,319,750 USD 4,422,619 JPMC 12/15/2021 (62,312)
PHP 4,163,000 USD 82,545 CITI
**
12/15/2021 (1,778)
PHP 4,163,000 USD 82,546 JPMC
**
12/15/2021 (1,778)
PLN 7,808,500 USD 2,017,768 CITI 12/15/2021 (54,951)
PLN 7,808,500 USD 2,017,770 JPMC 12/15/2021 (54,954)
SEK 32,108,378 USD 3,713,106 CITI 12/15/2021 (42,795)
SEK 32,108,372 USD 3,713,110 JPMC 12/15/2021 (42,799)
SGD 1,448,500 USD 1,076,100 CITI 12/15/2021 (9,474)
SGD 1,448,500 USD 1,076,101 JPMC 12/15/2021 (9,474)
TWD 24,155,506 USD 876,707 CITI
**
12/15/2021 (4,791)
TWD 24,155,495 USD 876,707 JPMC
**
12/15/2021 (4,792)
USD 2,588,642 AUD 3,612,003 CITI 12/15/2021 (23,586)
USD 2,588,635 AUD 3,611,997 JPMC 12/15/2021 (23,588)
USD 197,252 BRL 1,095,000 CITI
**
12/15/2021 (1,301)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 197,251 BRL 1,095,000 JPMC
**
12/15/2021 $ (1,301)
USD 366,821 CAD 468,875 CITI 12/15/2021 (3,357)
USD 366,819 CAD 468,874 JPMC 12/15/2021 (3,359)
USD 100,990 CHF 94,000 CITI 12/15/2021 (68)
USD 100,990 CHF 94,000 JPMC 12/15/2021 (68)
USD 535,459 CNY 3,488,875 CITI
**
12/15/2021 (2,480)
USD 535,458 CNY 3,488,875 JPMC
**
12/15/2021 (2,481)
USD 8,171 COP 31,765,876 CITI
**
12/15/2021 (130)
USD 8,171 COP 31,765,872 JPMC
**
12/15/2021 (130)
USD 21,491 GBP 16,000 CITI 12/15/2021 (70)
USD 21,491 GBP 16,000 JPMC 12/15/2021 (70)
USD 126,751 HUF 39,518,500 CITI 12/15/2021 (289)
USD 126,750 HUF 39,518,500 JPMC 12/15/2021 (290)
USD 3,985 IDR 57,978,500 CITI
**
12/15/2021 (29)
USD 3,985 IDR 57,978,500 JPMC
**
12/15/2021 (29)
USD 1,055,594 ILS 3,412,876 CITI 12/15/2021 (3,755)
USD 1,055,593 ILS 3,412,876 JPMC 12/15/2021 (3,756)
USD 326,482 INR 24,511,500 CITI
**
12/15/2021 (982)
USD 326,480 INR 24,511,500 JPMC
**
12/15/2021 (984)
USD 153,812 JPY 17,185,500 CITI 12/15/2021 (705)
USD 153,812 JPY 17,185,500 JPMC 12/15/2021 (705)
USD 497,948 KRW 590,640,000 CITI
**
12/15/2021 (246)
USD 497,947 KRW 590,640,000 JPMC
**
12/15/2021 (247)
USD 1,382,060 NOK 12,398,750 CITI 12/15/2021 (35,405)
USD 1,382,058 NOK 12,398,749 JPMC 12/15/2021 (35,405)
USD 381,541 NZD 557,500 CITI 12/15/2021 (3,106)
USD 381,642 NZD 557,500 JPMC 12/15/2021 (3,004)
USD 39,315 PLN 157,000 CITI 12/15/2021 (150)
USD 39,315 PLN 157,000 JPMC 12/15/2021 (150)
USD 524,670 SEK 4,620,876 CITI 12/15/2021 (3,542)
USD 524,669 SEK 4,620,874 JPMC 12/15/2021 (3,543)
USD 478,081 SGD 651,563 CITI 12/15/2021 (1,709)
USD 478,079 SGD 651,561 JPMC 12/15/2021 (1,710)
USD 136,751 TWD 3,801,876 CITI
**
12/15/2021 (482)
USD 136,751 TWD 3,801,874 JPMC
**
12/15/2021 (482)
USD 187,586 ZAR 2,887,000 CITI 12/15/2021 (2,185)
USD 187,586 ZAR 2,887,000 JPMC 12/15/2021 (2,185)
ZAR 41,923,754 USD 2,825,906 CITI 12/15/2021 (70,146)
ZAR 41,923,750 USD 2,826,022 JPMC 12/15/2021 (70,264)
Total unrealized depreciation (2,300,762)
Net unrealized depreciation $ (497,764)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 102.9%
COMMON STOCKS - 14.0%
Airlines - 0.0% (a)
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil) *(b) 15,190 115,900
Banks - 0.3%
Great Western Bancorp, Inc.
60,382 1,976,907
Patriot National Bancorp, Inc. *
17,287 181,341
Patriot National Bancorp, Inc.
(3)*(c)(d) 103,342 1,035,381
PNBK Holdings LLC, Class A
(3)*(c) 2,090,900 2
PNBK Holdings LLC, Class B
(3)*(c) 3,218 –
3,193,631
Biotechnology - 0.0% (a)
Adagio Therapeutics, Inc. *
128 5,407
Caribou Biosciences, Inc. *
1,473 35,160
Erasca, Inc. *
502 10,652
Imago Biosciences, Inc. *
251 5,027
Immuneering Corp., Class A *
344 9,133
Nuvalent, Inc., Class A *
255 5,750
Precigen, Inc. *(b)
17,632 87,984
Rallybio Corp. *
382 6,716
Tenaya Therapeutics, Inc. *
344 7,104
172,933
Capital Markets - 9.4%
890 5th Avenue Partners, Inc.,
Class A * 79,633 789,163
Adit EdTech Acquisition Corp. *
82,500 803,550
Aequi Acquisition Corp., Class A *
150,000 1,462,500
Aldel Financial, Inc., Class A *
83,000 837,470
Alkuri Global Acquisition Corp. *
93,742 934,608
AltC Acquisition Corp., Class A (2)*
131,250 1,287,563
American Acquisition Opportunity,
Inc., Class A * 117,000 1,155,960
Anzu Special Acquisition Corp. I,
Class A * 206,667 2,004,670
Arrowroot Acquisition Corp., Class
A * 83,000 805,100
Astrea Acquisition Corp., Class A *
80,569 804,079
Athlon Acquisition Corp., Class A *
82,666 808,473
Aurora Acquisition Corp., Class A
(United Kingdom) * 37,500 373,125
Authentic Equity Acquisition Corp.,
Class A * 82,532 800,560
B Riley Principal 150 Merger Corp.,
Class A * 83,331 812,477
Bite Acquisition Corp. *
83,200 809,536
BOA Acquisition Corp., Class A *
81,963 795,861
Bridge Investment Group Holdings,
Inc., Class A * 6,274 110,862
Bright Lights Acquisition Corp.,
Class A * 64,000 623,360
Carney Technology Acquisition
Corp. II, Class A * 132,334 1,292,903
INVESTMENTS SHARES VALUE ($)
Capital Markets - 9.4% (continued)
CF Acquisition Corp. V, Class A *
78,569 777,833
CF Acquisition Corp. VI, Class A *
111,000 1,077,810
Clarim Acquisition Corp., Class A *
100,000 983,000
CM Life Sciences III, Inc., Class A *
83,700 830,304
D & Z Media Acquisition Corp.,
Class A * 82,359 801,353
Data Knights Acquisition Corp.,
Class A (United Kingdom) * 50,667 509,203
DD3 Acquisition Corp. II, Class A
(Mexico) * 73,574 729,854
Decarbonization Plus Acquisition
Corp. II, Class A * 82,776 818,655
DHB Capital Corp., Class A *
147,999 1,435,590
Digital Transformation
Opportunities Corp., Class A * 82,932 804,440
dMY Technology Group, Inc. IV,
Class A * 76,025 753,408
Dynamics Special Purpose Corp.,
Class A * 100,000 994,000
ECP Environmental Growth
Opportunities Corp., Class A * 77,843 769,089
Edify Acquisition Corp., Class A *
83,100 806,070
Empowerment & Inclusion Capital I
Corp., Class A * 79,666 779,133
Environmental Impact Acquisition
Corp., Class A * 82,400 814,936
EQ Health Acquisition Corp., Class
A * 87,656 856,399
Evo Acquisition Corp., Class A *
19,320 187,211
Executive Network Partnering
Corp., Class A * 20,490 201,212
FinTech Acquisition Corp. VI, Class
A * 150,704 1,501,012
First Reserve Sustainable Growth
Corp., Class A * 77,513 767,379
Flame Acquisition Corp., Class A *
100,000 972,000
Foresight Acquisition Corp., Class
A * 100,000 986,000
Fortistar Sustainable Solutions
Corp., Class A * 44,566 435,410
FoxWayne Enterprises Acquisition
Corp., Class A * 34,500 340,515
FTAC Parnassus Acquisition Corp.,
Class A * 71,556 697,671
Gaming & Hospitality Acquisition
Corp., Class A * 24,621 241,286
GigCapital4, Inc. *
93,044 917,414
Glass Houses Acquisition Corp. *
137,666 1,346,373
Glenfarne Merger Corp., Class A *
164,664 1,595,594
Goal Acquisitions Corp. *
84,630 822,604
Gores Holdings VII, Inc., Class A *
83,328 814,948
Gores Holdings VIII, Inc., Class A *
83,328 818,281
Gores Metropoulos II, Inc., Class
A * 75,474 745,683
Group Nine Acquisition Corp.,
Class A * 82,812 806,589
Growth Capital Acquisition Corp.,
Class A * 94,614 934,786

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 9.4% (continued)
Hamilton Lane Alliance Holdings I,
Inc., Class A * 82,749 802,665
Haymaker Acquisition Corp. III,
Class A * 83,144 809,823
Healthcare Capital Corp., Class A *
98,454 970,756
Hudson Executive Investment
Corp. II * 83,100 810,225
IG Acquisition Corp., Class A *
100,000 979,000
InterPrivate II Acquisition Corp.,
Class A * 82,500 806,850
InterPrivate III Financial Partners,
Inc., Class A * 82,500 817,162
InterPrivate IV InfraTech Partners,
Inc., Class A (2)* 83,000 801,780
Jaws Hurricane Acquisition Corp.,
Class A (2)* 137,000 1,331,640
JOFF Fintech Acquisition Corp.,
Class A * 83,181 804,360
Kensington Capital Acquisition
Corp. II, Class A (2)* 74,853 748,530
Khosla Ventures Acquisition Co. III,
Class A * 100,000 980,000
KL Acquisition Corp., Class A *
79,065 772,465
Liberty Media Acquisition Corp.,
Class A * 26,775 269,892
Live Oak Mobility Acquisition Corp.,
Class A * 88,800 858,696
LMF Acquisition Opportunities, Inc.,
Class A * 27,333 274,423
Logistics Innovation Technologies
Corp., Class A (2)* 245,571 2,367,304
MDH Acquisition Corp., Class A *
84,000 827,400
Mission Advancement Corp., Class
A * 111,000 1,078,920
Montes Archimedes Acquisition
Corp., Class A (2)* 126,081 1,260,810
Monument Circle Acquisition Corp.,
Class A * 82,750 807,640
Motion Acquisition Corp., Class A *
97,924 974,344
Music Acquisition Corp. (The),
Class A * 46,650 453,905
Newbury Street Acquisition Corp. *
100,000 972,000
Northern Genesis Acquisition Corp.
III, Class A (2)* 230,000 2,233,300
Northern Lights Acquisition Corp.,
Class A (2)* 91,332 912,407
Northern Star Investment Corp. III,
Class A * 82,662 805,128
Northern Star Investment Corp. IV,
Class A * 82,662 810,088
Novus Capital Corp. II, Class A *
32,344 320,206
OCA Acquisition Corp., Class A *
111,538 1,104,226
Omnichannel Acquisition Corp.,
Class A * 196,419 1,944,548
One Equity Partners Open Water I
Corp., Class A * 82,323 801,003
Orion Acquisition Corp., Class A *
83,332 808,320
Oyster Enterprises Acquisition
Corp., Class A * 83,000 809,250
INVESTMENTS SHARES VALUE ($)
Capital Markets - 9.4% (continued)
Panacea Acquisition Corp. II, Class
A * 100,000 975,000
Priveterra Acquisition Corp., Class
A * 93,300 909,675
Progress Acquisition Corp., Class
A * 83,000 814,230
Property Solutions Acquisition
Corp. II, Class A * 100,000 970,000
PWP Forward Acquisition Corp. I,
Class A * 161,665 1,555,217
Recharge Acquisition Corp., Class
A * 150,000 1,480,500
Revolution Healthcare Acquisition
Corp., Class A * 82,530 803,017
Roman DBDR Tech Acquisition
Corp., Class A * 196,215 1,983,734
Rosecliff Acquisition Corp. I, Class
A * 82,665 801,850
RXR Acquisition Corp., Class A *
92,500 899,100
Sandbridge X2 Corp., Class A *
82,500 801,075
Science Strategic Acquisition Corp.
Alpha, Class A * 82,482 800,900
SCP & CO Healthcare Acquisition
Co., Class A * 83,124 808,797
Seven Oaks Acquisition Corp.,
Class A * 132,066 1,311,415
Shelter Acquisition Corp. I, Class
A * 196,666 1,911,594
Silver Spike Acquisition Corp. II,
Class A * 80,000 784,000
Social Leverage Acquisition Corp.
I, Class A * 82,664 808,454
Spartan Acquisition Corp. III, Class
A * 77,408 764,791
SportsTek Acquisition Corp., Class
A * 100,000 975,000
Thimble Point Acquisition Corp.,
Class A * 80,643 801,591
TLG Acquisition One Corp., Class
A * 83,181 819,333
Tribe Capital Growth Corp. I, Class
A * 255,552 2,481,410
Tuscan Holdings Corp. II *
40,000 404,400
Twelve Seas Investment Co. II,
Class A * 98,799 959,832
Velocity Acquisition Corp., Class
A * 82,623 814,663
Virtuoso Acquisition Corp., Class
A * 93,042 922,046
VPC Impact Acquisition Holdings
III, Inc., Class A * 103,108 1,021,800
Warrior Technologies Acquisition
Co., Class A * 82,832 812,582
Yellowstone Acquisition Co., Class
A * 147,824 1,500,414
Z-Work Acquisition Corp., Class A *
82,665 805,157
110,615,508
Chemicals - 0.3%
Ferro Corp. * 164,161 3,339,035

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0.0% (a)
Duolingo, Inc. *
126 20,961
European Wax Center, Inc., Class
A * 1,285 35,993
56,954
Entertainment - 0.2%
Live Nation Entertainment, Inc. *(b) 29,019 2,644,501
Equity Real Estate Investment Trusts (REITs) - 0.2%
Phillips Edison & Co., Inc.
2,507 76,990
WPT Industrial REIT (Canada)
116,513 2,526,002
2,602,992
Food Products - 0.0% (a)
Sovos Brands, Inc. * 2,755 38,432
Health Care Equipment & Supplies - 0.0% (a)
Cue Health, Inc. *
6,885 81,312
PROCEPT BioRobotics Corp. *
274 10,453
RxSight, Inc. *
3,444 43,636
Sight Sciences, Inc. *
312 7,082
142,483
Health Care Technology - 0.0% (a)
Definitive Healthcare Corp. *
1,371 58,720
Sophia Genetics SA (Switzerland) *
511 8,958
67,678
Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc. *(b)
2,432 5,773,252
Dutch Bros, Inc., Class A *
1,371 59,392
Golden Nugget Online Gaming,
Inc. * 33,614 583,875
Royal Caribbean Cruises Ltd. *(b)
6,364 566,078
Sportradar Holding AG, Class A
(Switzerland) * 8,226 186,154
7,168,751
Household Durables - 0.0% (a)
Traeger, Inc. *
1,909 39,956
Weber, Inc., Class A *
2,570 45,206
85,162
Insurance - 0.0% (a)
Ryan Specialty Group Holdings,
Inc., Class A * 3,776 127,893
Interactive Media & Services - 0.0% (a)
VTEX, Class A (Brazil) * 252 5,184
Internet & Direct Marketing Retail - 0.0% (a)
aka Brands Holding Corp. * 34,422 294,652
IT Services - 0.4%
GreenSky, Inc., Class A *
375,147 4,194,144
I3 Verticals, Inc., Class A *(b)
302 7,311
Remitly Global, Inc. *
5,508 202,144
Thoughtworks Holding, Inc. *
2,721 78,120
INVESTMENTS SHARES VALUE ($)
IT Services - 0.4% (continued)
Toast, Inc., Class A *
2,754 137,562
4,619,281
Life Sciences Tools & Services - 0.1%
Illumina, Inc. *(b)
2,535 1,028,221
Rapid Micro Biosystems, Inc.,
Class A * 1,755 32,415
Stevanato Group SpA (Italy) *
251 6,353
1,066,989
Media - 0.8%
Shaw Communications, Inc., Class
B (Canada) 182,571 5,307,330
ViacomCBS, Inc., Class B
107,063 4,230,059
9,537,389
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd. (Canada) 63,172 3,277,303
Personal Products - 0.1%
Olaplex Holdings, Inc. * 41,288 1,011,556
Pharmaceuticals - 0.1%
Harvest Health & Recreation, Inc. *
158,854 492,891
Rani Therapeutics Holdings, Inc.,
Class A * 344 6,130
499,021
Professional Services - 0.0% (a)
Sterling Check Corp. * 5,508 142,988
Real Estate Management & Development - 0.9%
Deutsche Wohnen SE (Germany)
(2) 170,949 10,452,607
Software - 0.1%
Blend Labs, Inc., Class A *
1,255 16,917
Clearwater Analytics Holdings, Inc.,
Class A * 6,885 176,325
Couchbase, Inc. *
3,775 117,440
CS Disco, Inc. *
1,257 60,261
EngageSmart, Inc. *
1,377 46,901
EverCommerce, Inc. *
125 2,061
ForgeRock, Inc., Class A *
5,486 213,570
Freshworks, Inc., Class A *
5,507 235,094
Instructure Holdings, Inc. *
2,517 56,859
MeridianLink, Inc. *
252 5,635
Paycor HCM, Inc. *
2,515 88,427
Riskified Ltd., Class A *
255 5,816
1,025,306
Specialty Retail - 0.0% (a)
Torrid Holdings, Inc. * 1,250 19,287
Textiles, Apparel & Luxury Goods - 0.0% (a)
On Holding AG, Class A
(Switzerland) * 1,371 41,308
Trading Companies & Distributors - 0.1%
Core & Main, Inc., Class A * 25,566 670,085

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0.1%
Cleveland Unlimited (3)*(c)(d) 1 1,467,012
TOTAL COMMON STOCKS
(Cost $166,214,854) 164,501,821
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.6%
Capital Markets - 0.0% (a)
Blue Owl Finance LLC
4.13%, 10/7/2051 (2)(e) $ 371,000 361,766
Consumer Finance - 0.1%
Cobra AcquisitionCo LLC
6.38%, 11/1/2029 (2)(e) 1,470,000 1,470,000
Diversified Telecommunication Services - 0.1%
NBN Co. Ltd. (Australia)
2.50%, 1/8/2032 (2)(e) 1,483,000 1,476,157
Health Care Equipment & Supplies - 0.0% (a)
Mozart Debt Merger Sub, Inc.
5.25%, 10/1/2029 (2)(e) 74,000 74,000
Healthcare Providers & Services - 0.0% (a)
180 Medical, Inc. (United Kingdom)
3.88%, 10/15/2029 (2)(e) 500,000 500,000
Independent Power and Renewable Electricity Producers - 0.1%
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2021 (3)(c)(f) 2,375,000 344,375
Insurance - 0.1%
CNO Global Funding
1.75%, 10/7/2026 (2)(e) 742,000 741,896
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 (2) 743,000 724,331
1,466,227
Oil, Gas & Consumable Fuels - 0.1%
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(c)(d)(f) 2,833,436 143,550
Enbridge, Inc. (Canada)
3.40%, 8/1/2051 (2) 372,000 374,774
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2022 (3)(c)(g) 4,199,317 274,912
793,236
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc.
2.95%, 10/1/2051 (2) 371,000 370,871
TOTAL CORPORATE BONDS
(Cost $10,013,179) 6,856,632
CONVERTIBLE BONDS - 16.9%
Airlines - 0.1%
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(b)(e) 1,025,000 932,068
Automobiles - 0.9%
Fisker, Inc.
2.50%, 9/15/2026 (2)(b)(e) 10,250,000 10,061,569
Winnebago Industries, Inc.
1.50%, 4/1/2025 (2)(b) 150,000 198,648
10,260,217
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Biotechnology - 1.1%
Avid SPV LLC
1.25%, 3/15/2026 (2)(b)(e) $ 2,300,000 2,912,741
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(b) 825,000 825,679
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(b) 2,075,000 2,836,873
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024 (2)(b) 1,400,000 1,643,936
Precigen, Inc.
3.50%, 7/1/2023 (2)(b) 2,550,000 2,095,880
PTC Therapeutics, Inc.
1.50%, 9/15/2026 (2)(b)(e) 2,050,000 2,103,300
12,418,409
Capital Markets - 0.7%
Coinbase Global, Inc.
0.50%, 6/1/2026 (2)(b)(e) 5,750,000 5,747,125
WisdomTree Investments, Inc.
3.25%, 6/15/2026 (2)(b)(e) 2,950,000 2,806,187
8,553,312
Communications Equipment - 0.6%
Harmonic, Inc.
2.00%, 9/1/2024 (2)(b) 2,225,000 2,686,889
Infinera Corp.
2.50%, 3/1/2027 (2)(b) 2,925,000 3,868,313
6,555,202
Consumer Finance - 0.9%
EZCORP, Inc.
2.88%, 7/1/2024 (2)(b) 475,000 491,328
2.38%, 5/1/2025 (2)(b) 1,025,000 932,750
LendingTree, Inc.
0.50%, 7/15/2025 (2)(b) 7,500,000 6,378,316
SoFi Technologies, Inc.
0.00%, 10/15/2026 (2)(e) 3,050,000 3,124,344
10,926,738
Diversified Telecommunication Services - 0.1%
Radius Global Infrastructure, Inc.
2.50%, 9/15/2026 (2)(b)(e) 1,650,000 1,627,936
Electrical Equipment - 0.8%
Plug Power, Inc.
3.75%, 6/1/2025 (2)(b) 1,825,000 9,309,872
Electronic Equipment, Instruments & Components - 0.2%
Insight Enterprises, Inc.
0.75%, 2/15/2025 (2)(b) 1,375,000 1,924,044
Energy Equipment & Services - 0.1%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(b) 1,125,000 1,061,719
Entertainment - 0.7%
Sea Ltd. (Taiwan)
0.25%, 9/15/2026 (2)(b) 8,250,000 8,349,000
Food & Staples Retailing - 0.1%
Chefs' Warehouse, Inc. (The)
1.88%, 12/1/2024 (2)(b)(e) 1,025,000 1,087,292

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care Equipment & Supplies - 0.7%
Alphatec Holdings, Inc.
0.75%, 8/1/2026 (2)(b)(e) $ 1,800,000 1,741,500
Haemonetics Corp.
0.00%, 3/1/2026 (2)(b)(e) 2,575,000 2,220,537
NuVasive, Inc.
1.00%, 6/1/2023 (2)(b) 50,000 50,969
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(b) 3,100,000 4,757,758
8,770,764
Health Care Providers & Services - 0.6%
Anthem, Inc.
2.75%, 10/15/2042 (2)(b) 1,279,000 6,750,690
Health Care Technology - 0.1%
Vocera Communications, Inc.
0.50%, 9/15/2026 (2)(b)(e) 1,300,000 1,320,312
Hotels, Restaurants & Leisure - 0.9%
DraftKings, Inc.
0.00%, 3/15/2028 (2)(b)(e) 8,800,000 7,748,400
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(b)(e) 2,875,000 2,833,258
10,581,658
Household Durables - 0.1%
GoPro, Inc.
1.25%, 11/15/2025 (2)(b)(e) 1,225,000 1,502,888
Interactive Media & Services - 0.7%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(b)(e) 7,400,000 7,224,250
JOYY, Inc. (China)
1.38%, 6/15/2026 (2)(b) 250,000 231,250
TripAdvisor, Inc.
0.25%, 4/1/2026 (2)(b)(e) 1,010,000 913,040
8,368,540
Internet & Direct Marketing Retail - 0.9%
Etsy, Inc.
0.25%, 6/15/2028 (2)(b)(e) 2,825,000 3,204,963
Groupon, Inc.
1.13%, 3/15/2026 (2)(b)(e) 4,250,000 3,260,495
Pinduoduo, Inc. (China)
0.00%, 12/1/2025 (2)(b) 2,335,000 2,150,535
Porch Group, Inc.
0.75%, 9/15/2026 (2)(b)(e) 2,267,000 2,258,499
10,874,492
IT Services - 0.9%
Cloudflare, Inc.
0.00%, 8/15/2026 (2)(b)(e) 4,400,000 4,246,000
Fastly, Inc.
0.00%, 3/15/2026 (2)(b)(e) 2,975,000 2,502,719
Limelight Networks, Inc.
3.50%, 8/1/2025 (2)(b) 725,000 628,938
Okta, Inc.
0.38%, 6/15/2026 (2)(b) 2,850,000 3,479,793
10,857,450
Machinery - 0.5%
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(b)(e) 5,710,000 5,958,385
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Media - 0.6%
Cable One, Inc.
1.13%, 3/15/2028 (2)(b)(e) $ 3,100,000 3,145,353
DISH Network Corp.
3.38%, 8/15/2026 (2)(b) 3,925,000 4,080,038
7,225,391
Metals & Mining - 0.1%
Ivanhoe Mines Ltd. (Canada)
2.50%, 4/15/2026 (2)(b)(e) 575,000 669,308
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2025 (2)(b)(e) 2,100,000 2,077,309
Personal Products - 0.3%
Beauty Health Co. (The)
1.25%, 10/1/2026 (2)(b)(e) 3,300,000 3,646,500
Pharmaceuticals - 0.0% (a)
Tilray, Inc. (Canada)
5.00%, 10/1/2023 (2)(b) 400,000 390,750
Real Estate Management & Development - 1.9%
Colliers International Group, Inc. (Canada)
4.00%, 6/1/2025 (2)(b) 750,000 1,702,031
Opendoor Technologies, Inc.
0.25%, 8/15/2026 (2)(b)(e) 12,475,000 15,617,140
Realogy Group LLC
0.25%, 6/15/2026 (2)(b)(e) 425,000 427,391
Redfin Corp.
0.50%, 4/1/2027 (2)(b)(e) 4,535,000 4,056,086
21,802,648
Software - 2.1%
Avalara, Inc.
0.25%, 8/1/2026 (2)(b)(e) 4,400,000 4,516,908
Five9, Inc.
0.50%, 6/1/2025 (2)(b) 1,425,000 1,921,655
Progress Software Corp.
1.00%, 4/15/2026 (2)(b)(e) 2,475,000 2,600,749
Rapid7, Inc.
2.25%, 5/1/2025 (2)(b) 800,000 1,553,500
RingCentral, Inc.
0.00%, 3/1/2025 (2)(b) 5,050,000 4,977,406
Tyler Technologies, Inc.
0.25%, 3/15/2026 (2)(b)(e) 4,783,000 5,233,025
Verint Systems, Inc.
0.25%, 4/15/2026 (2)(b)(e) 850,000 821,111
Zendesk, Inc.
0.63%, 6/15/2025 (2)(b) 2,550,000 3,242,324
24,866,678
TOTAL CONVERTIBLE BONDS
(Cost $182,169,250) 198,669,572
U.S. TREASURY OBLIGATIONS - 1.7%
U.S. Treasury Bonds
1.75%, 8/15/2041 (2) 683,900 653,765
2.38%, 5/15/2051 (2) 1,450,400 1,547,849
U.S. Treasury Notes
0.38%, 9/15/2024 (2) 1,468,500 1,462,190
0.75%, 8/31/2026 (2) 3,678,100 3,638,733
1.13%, 8/31/2028 (2) 7,565,200 7,475,363

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 1.7% (continued)
1.25%, 8/15/2031 (2) $ 4,497,200 4,388,284
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,304,539) 19,166,184
NO. OF
RIGHTS
RIGHTS - 0.0% (a)
Biotechnology - 0.0% (a)
Ambit Biosciences Corp., CVR
(3)*(c)(d) 146,272 110,893
Tobira Therapeutics, Inc., CVR
(3)*(c)(d) 11,880 149,321
260,214
Capital Markets - 0.0% (a)
Allegro Merger Corp., expiring
12/31/2023 (3)*(c) 180,000 2
Benessere Capital Acquisition
Corp., expiring 12/23/2025 * 55,000 17,655
Breeze Holdings Acquisition Corp.,
expiring 5/23/2022 * 55,000 11,275
Edoc Acquisition Corp., expiring
11/30/2027 (2)* 55,000 22,000
50,932
TOTAL RIGHTS
(Cost $–) 311,146
NO. OF
WARRANTS
WARRANTS - 2.0%
Aerospace & Defense - 0.0% (a)
Archer Aviation, Inc., expiring
9/16/2026 * 154,320 245,369
PAE, Inc., expiring 2/10/2025
(2)* 66,666 89,332
334,701
Auto Components - 0.0% (a)
REE Automotive Ltd.,
expiring 7/22/2026 (Israel) * 83,747 72,860
Automobiles - 0.0% (a)
Faraday Future Intelligent
Electric, Inc., expiring
8/28/2027 * 93,556 158,110
Biotechnology - 0.1%
180 Life Sciences Corp.,
expiring 11/7/2025 * 147,473 135,690
Celularity, Inc., expiring
7/16/2026 * 43,787 50,355
Contra Xynomic
Pharmaceuticals, expiring
5/15/2024 (3)*(c) 65,000 –
DermTech, Inc., expiring
8/29/2024 * 262,725 814,447
Ensysce Biosciences, Inc.,
expiring 2/1/2026 * 124,355 42,281
Humacyte, Inc., expiring
2/17/2026 * 225 666
1,043,439
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.3%
26 Capital Acquisition Corp.,
expiring 12/31/2027 * 74,200 61,586
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 * 67,750 37,262
890 5th Avenue Partners,
Inc., expiring 12/31/2027 * 27,555 34,168
Accelerate Acquisition Corp.,
expiring 12/31/2027 * 156,666 147,250
Adit EdTech Acquisition
Corp., expiring 12/31/2027 * 41,250 20,567
Advanced Merger Partners,
Inc., expiring 6/30/2026 (2)* 13,733 12,360
Aequi Acquisition Corp.,
expiring 11/30/2027 * 107,000 64,093
AF Acquisition Corp., expiring
3/31/2028 * 126,194 66,921
Aldel Financial, Inc., expiring
12/31/2027 * 41,500 83,830
Alkuri Global Acquisition
Corp., expiring 1/1/2028 * 36,495 51,823
Allegro Merger Corp.,
expiring 1/6/2025 (3)*(c) 180,000 2
Altitude Acquisition Corp.,
expiring 11/30/2027 * 96,300 61,680
American Acquisition
Opportunity, Inc., expiring
5/28/2026 * 58,500 32,760
Anzu Special Acquisition
Corp. I, expiring 12/31/2027 * 68,889 43,414
Arrowroot Acquisition Corp.,
expiring 1/29/2026 * 41,500 23,655
Astrea Acquisition Corp.,
expiring 1/13/2026 * 41,333 32,198
Athena Technology
Acquisition Corp., expiring
3/31/2028 * 43,911 59,719
Athlon Acquisition Corp.,
expiring 3/5/2026 * 41,333 28,933
Atlantic Avenue Acquisition
Corp., expiring 10/6/2027 * 146,000 97,893
Atlantic Coastal Acquisition
Corp., expiring 12/31/2027 * 228,472 125,660
Atlas Crest Investment Corp.
II, expiring 2/28/2026 * 20,616 17,523
Aurora Acquisition Corp.,
expiring 12/31/2028 (United
Kingdom) * 9,375 14,813
Authentic Equity Acquisition
Corp., expiring 12/31/2027 * 41,266 28,061
B Riley Principal 150 Merger
Corp., expiring 3/1/2028 * 27,777 22,224
B Riley Principal 250 Merger
Corp., expiring 12/31/2027
(2)* 117,289 82,091
Benessere Capital Acquisition
Corp., expiring 12/31/2027 * 41,250 18,150
Better World Acquisition
Corp., expiring 11/15/2027 * 49,500 31,180
Big Cypress Acquisition
Corp., expiring 12/7/2025 * 27,500 24,750

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.3% (continued)
Bite Acquisition Corp.,
expiring 12/31/2027 * 41,600 24,128
BOA Acquisition Corp.,
expiring 2/22/2028 * 27,321 16,147
BowX Acquisition Corp.,
expiring 12/31/2025 * 94,933 197,461
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 * 55,000 28,595
Bright Lights Acquisition
Corp., expiring 12/31/2027 * 32,000 30,720
Broadscale Acquisition Corp.,
expiring 2/2/2026 * 20,666 15,500
Build Acquisition Corp.,
expiring 4/29/2023 * 135,000 88,708
Capstar Special Purpose
Acquisition Corp., expiring
7/9/2027 * 146,000 127,020
Carney Technology
Acquisition Corp. II, expiring
11/30/2027 * 163,143 107,674
Cascade Acquisition Corp.,
expiring 11/30/2027 * 103,250 64,015
CBRE Acquisition Holdings,
Inc., expiring 12/31/2027 * 40,785 67,295
CC Neuberger Principal
Holdings II, expiring
7/29/2025 * 127,050 128,321
CF Acquisition Corp. IV,
expiring 12/14/2025 * 78,500 67,510
CF Acquisition Corp. V,
expiring 12/31/2027 * 27,700 26,869
CF Acquisition Corp. VI,
expiring 2/18/2028 * 27,750 22,200
CF Acquisition Corp. VIII,
expiring 12/31/2027 * 48,500 49,955
CHP Merger Corp., expiring
11/22/2024 * 125,000 68,750
Churchill Capital Corp. V,
expiring 10/29/2027 * 10,350 13,455
Churchill Capital Corp. VI,
expiring 12/31/2027 * 16,600 19,920
Churchill Capital Corp. VII,
expiring 2/29/2028 * 16,600 15,274
Clarim Acquisition Corp.,
expiring 12/31/2027 * 59,111 36,649
Class Acceleration Corp.,
expiring 3/31/2028 * 41,666 24,373
Climate Real Impact
Solutions II Acquisition Corp.,
expiring 12/31/2027 * 16,647 17,479
CM Life Sciences III, Inc.,
expiring 12/31/2028 * 31,053 66,453
Colicity, Inc., expiring
12/31/2027 * 22,909 19,014
Colombier Acquisition Corp.,
expiring 12/31/2028 * 78,300 43,848
Compute Health Acquisition
Corp., expiring 12/31/2027 * 23,100 22,298
Concord Acquisition Corp.,
expiring 11/28/2025 * 190,333 336,889
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.3% (continued)
Conx Corp., expiring
10/30/2027 * 92,500 106,375
Corner Growth Acquisition
Corp., expiring 12/31/2027 * 110,400 93,840
Crucible Acquisition Corp.,
expiring 12/26/2025 * 26,565 22,320
D & Z Media Acquisition
Corp., expiring 12/31/2027 * 27,453 17,295
Data Knights Acquisition
Corp., expiring 12/31/2028 * 50,667 19,760
DD3 Acquisition Corp. II,
expiring 12/10/2027 * 36,787 44,144
Decarbonization Plus
Acquisition Corp. II, expiring
10/2/2025 * 27,592 33,938
Decarbonization Plus
Acquisition Corp. III, expiring
2/12/2023 * 162,666 341,599
Delwinds Insurance
Acquisition Corp., expiring
8/1/2027 * 47,500 30,875
DFP Healthcare Acquisitions
Corp., expiring 6/28/2026 * 1,875 2,381
DHB Capital Corp., expiring
3/15/2028 * 49,333 32,066
DiamondHead Holdings
Corp., expiring 1/28/2028 * 20,700 12,213
Digital Transformation
Opportunities Corp., expiring
3/31/2028 * 20,733 14,306
dMY Technology Group, Inc.
III, expiring 1/31/2026 * 35,680 123,453
dMY Technology Group, Inc.
IV, expiring 12/31/2027 * 16,600 31,540
DPCM Capital, Inc., expiring
10/14/2027 * 127,866 79,277
Dune Acquisition Corp.,
expiring 10/29/2027 * 22,884 14,852
E.Merge Technology
Acquisition Corp., expiring
7/30/2025 * 121,666 85,045
East Resources Acquisition
Co., expiring 7/1/2027 * 219,000 140,138
ECP Environmental Growth
Opportunities Corp., expiring
2/11/2028 * 20,616 17,045
Edify Acquisition Corp.,
expiring 12/31/2027 * 41,550 24,095
Edoc Acquisition Corp.,
expiring 11/30/2027 * 55,000 13,178
EdtechX Holdings Acquisition
Corp. II, expiring 6/15/2027
(2)* 40,875 20,924
EG Acquisition Corp.,
expiring 5/28/2028 * 155,666 91,859
Empowerment & Inclusion
Capital I Corp., expiring
12/31/2027 * 39,833 29,875

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.3% (continued)
Environmental Impact
Acquisition Corp., expiring
9/30/2027 * 41,625 42,041
Epiphany Technology
Acquisition Corp., expiring
12/31/2027 * 65,416 57,573
EQ Health Acquisition Corp.,
expiring 2/2/2028 * 43,828 25,416
Equity Distribution Acquisition
Corp., expiring 9/9/2025 * 94,933 85,535
Evo Acquisition Corp.,
expiring 12/31/2027 * 9,660 5,120
Executive Network Partnering
Corp., expiring 9/25/2028 * 95,000 76,950
Fast Acquisition Corp.,
expiring 8/25/2027 * 44,033 261,996
FAST Acquisition Corp. II,
expiring 3/16/2026 * 24,250 22,068
Figure Acquisition Corp. I,
expiring 12/31/2027 * 29,700 31,185
FinServ Acquisition Corp. II,
expiring 2/17/2026 * 20,791 18,471
Fintech Acquisition Corp. V,
expiring 10/31/2025 * 33,727 70,489
FinTech Acquisition Corp. VI,
expiring 12/31/2027 * 37,676 40,313
First Reserve Sustainable
Growth Corp., expiring
12/31/2027 * 20,625 17,016
FirstMark Horizon Acquisition
Corp., expiring 9/26/2025 * 100,900 127,134
Flame Acquisition Corp.,
expiring 12/31/2028 * 65,866 39,520
Foresight Acquisition Corp.,
expiring 1/31/2027 * 45,135 39,728
Forest Road Acquisition
Corp. II, expiring 1/15/2026 * 16,622 14,461
Fortistar Sustainable
Solutions Corp., expiring
12/31/2027 * 22,283 15,208
Fortress Value Acquisition
Corp. III, expiring 12/31/2027
* 15,939 12,751
Fortress Value Acquisition
Corp. IV, expiring 3/18/2028 * 36,166 29,291
Forum Merger IV Corp.,
expiring 12/31/2027 * 117,500 128,075
FoxWayne Enterprises
Acquisition Corp., expiring
12/31/2026 * 34,500 16,526
FTAC Parnassus Acquisition
Corp., expiring 3/10/2026 (2)* 44,034 42,268
Fusion Acquisition Corp. II,
expiring 12/31/2027 * 27,666 18,608
G&P Acquisition Corp.,
expiring 3/5/2027 * 161,666 87,283
Gaming & Hospitality
Acquisition Corp., expiring
2/4/2028 * 8,207 5,745
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.3% (continued)
GigCapital4, Inc., expiring
12/31/2028 * 33,230 34,892
GigInternational1, Inc.,
expiring 12/31/2028 * 149,500 125,580
Glass Houses Acquisition
Corp., expiring 12/31/2027 * 68,833 48,176
Glenfarne Merger Corp.,
expiring 12/31/2027 * 54,888 36,775
Global Consumer Acquisition
Corp., expiring 12/31/2027 * 106,500 50,055
GO Acquisition Corp.,
expiring 8/31/2027 * 189,866 139,627
Goal Acquisitions Corp.,
expiring 1/31/2022 * 84,630 49,305
Golden Arrow Merger Corp.,
expiring 7/31/2026 * 131,733 67,184
Golden Falcon Acquisition
Corp., expiring 11/4/2026 * 64,925 39,929
Good Works II Acquisition
Corp., expiring 3/22/2022 * 126,000 80,640
Gores Guggenheim, Inc.,
expiring 12/31/2027 * 165,333 343,893
Gores Holdings VII, Inc.,
expiring 12/31/2027 * 10,416 12,290
Gores Holdings VIII, Inc.,
expiring 12/31/2027 (2)* 10,416 11,874
Gores Metropoulos II, Inc.,
expiring 1/31/2028 * 16,480 28,016
Gores Technology Partners II,
Inc., expiring 12/31/2027 (2)* 16,613 19,936
Gores Technology Partners,
Inc., expiring 12/31/2027 * 16,560 18,547
Graf Acquisition Corp. IV,
expiring 5/31/2028 * 73,000 84,680
Greenrose Acquisition Corp.,
expiring 5/11/2024 * 90,000 53,100
Group Nine Acquisition Corp.,
expiring 1/14/2026 * 27,604 22,635
Growth Capital Acquisition
Corp., expiring 6/1/2027 * 48,300 45,407
GS Acquisition Holdings
Corp. II, expiring 8/20/2025 * 20,500 43,868
GX Acquisition Corp. II,
expiring 12/31/2028 * 137,666 71,008
Hamilton Lane Alliance
Holdings I, Inc., expiring
1/8/2026 * 27,583 22,066
Haymaker Acquisition Corp.
III, expiring 2/12/2027 (2)* 20,786 16,857
Health Assurance Acquisition
Corp., expiring 11/12/2025 * 95,166 98,021
Healthcare Capital Corp.,
expiring 3/8/2025 * 50,812 35,060
Healthcare Services
Acquisition Corp., expiring
12/31/2027 * 55,650 36,729
Hennessy Capital Investment
Corp. V, expiring 1/11/2026 * 20,630 25,788
Hudson Executive Investment
Corp. II, expiring 1/31/2027 * 20,775 18,907

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.3% (continued)
Hudson Executive Investment
Corp. III, expiring 12/31/2028
* 41,333 35,542
HumanCo Acquisition Corp.,
expiring 12/31/2027 (2)* 15,277 16,194
Hunter Maritime Acquisition
Corp., expiring 3/21/2024 (2)* 455,900 3,419
IG Acquisition Corp., expiring
10/5/2027 * 182,500 149,650
Industrial Tech Acquisitions,
Inc., expiring 6/8/2027 * 140,000 151,200
INSU Acquisition Corp. III,
expiring 12/31/2026 * 24,733 24,236
InterPrivate II Acquisition
Corp., expiring 12/31/2028 * 16,500 16,272
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 * 16,500 21,120
InterPrivate IV InfraTech
Partners, Inc., expiring
12/31/2027 (2)* 16,600 11,039
Isleworth Healthcare
Acquisition Corp., expiring
8/2/2027 * 64,666 35,566
Jaws Hurricane Acquisition
Corp., expiring 2/23/2023 * 34,250 39,388
JOFF Fintech Acquisition
Corp., expiring 12/31/2027 * 27,727 18,854
Kadem Sustainable Impact
Corp., expiring 3/16/2026 * 151,547 75,774
Kensington Capital
Acquisition Corp. II, expiring
12/31/2027 * 20,675 23,570
Kingswood Acquisition Corp.,
expiring 5/1/2027 * 112,062 53,767
KINS Technology Group, Inc.,
expiring 12/31/2025 * 78,500 51,025
KKR Acquisition Holdings I
Corp., expiring 12/31/2027 * 31,000 29,757
KL Acquisition Corp., expiring
1/12/2028 * 26,355 18,978
KludeIn I Acquisition Corp.,
expiring 7/8/2027 * 28,833 18,713
Landcadia Holdings IV, Inc.,
expiring 12/31/2028 * 84,500 92,105
Lefteris Acquisition Corp.,
expiring 10/23/2025 * 185,333 149,860
Legato Merger Corp.,
expiring 12/31/2025 * 80,395 200,988
Liberty Media Acquisition
Corp., expiring 12/31/2027 * 5,355 8,193
LightJump Acquisition Corp.,
expiring 12/31/2027 * 27,000 14,796
Lionheart Acquisition Corp. II,
expiring 2/14/2026 * 299,040 277,958
Live Oak Acquisition Corp. II,
expiring 12/7/2025 * 59,000 112,100
Live Oak Mobility Acquisition
Corp., expiring 3/4/2028 (2)* 17,760 17,229
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.3% (continued)
LMF Acquisition
Opportunities, Inc., expiring
1/31/2027 * 27,333 12,166
Logistics Innovation
Technologies Corp., expiring
6/15/2028 * 81,857 75,112
Longview Acquisition Corp. II,
expiring 5/10/2026 * 37,000 47,763
Lux Health Tech Acquisition
Corp., expiring 11/30/2027 * 154,666 177,866
M3-Brigade Acquisition II
Corp., expiring 12/31/2027 * 413,333 553,866
Maquia Capital Acquisition
Corp., expiring 12/31/2027 * 113,500 62,425
Mason Industrial Technology,
Inc., expiring 12/31/2027 * 50,518 36,120
MCAP Acquisition Corp.,
expiring 12/31/2027 * 49,333 53,773
MDH Acquisition Corp.,
expiring 2/2/2028 * 42,000 23,121
MedTech Acquisition Corp.,
expiring 12/18/2025 * 45,166 37,036
Merida Merger Corp. I,
expiring 11/7/2026 * 75,000 88,500
Mission Advancement Corp.,
expiring 12/31/2028 * 37,000 21,460
Montes Archimedes
Acquisition Corp., expiring
12/31/2025 * 253,600 377,864
Monument Circle Acquisition
Corp., expiring 12/31/2027 * 41,375 23,584
Motion Acquisition Corp.,
expiring 10/2/2027 * 138,461 181,384
Mudrick Capital Acquisition
Corp. II, expiring 9/10/2027 * 119,007 69,869
Music Acquisition Corp.
(The), expiring 2/5/2028 * 23,325 17,377
Newbury Street Acquisition
Corp., expiring 12/31/2027 * 88,000 43,120
NightDragon Acquisition
Corp., expiring 12/31/2027 * 16,666 14,186
North Mountain Merger
Corp., expiring 9/16/2025 (2)* 77,010 68,539
Northern Genesis Acquisition
Corp. II, expiring 12/31/2027
* 27,641 29,576
Northern Genesis Acquisition
Corp. III, expiring 12/31/2027
* 57,500 52,900
Northern Lights Acquisition
Corp., expiring 12/2/2022 * 45,666 20,093
Northern Star Investment
Corp. II, expiring 1/31/2028 * 16,500 23,265
Northern Star Investment
Corp. III, expiring 2/25/2028 * 13,777 13,641
Northern Star Investment
Corp. IV, expiring 12/31/2027
* 13,777 12,262
Novus Capital Corp. II,
expiring 12/31/2027 * 47,289 51,545

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.3% (continued)
OCA Acquisition Corp.,
expiring 12/31/2027 * 55,769 29,491
OceanTech Acquisitions I
Corp., expiring 5/10/2026 * 104,000 45,760
Omnichannel Acquisition
Corp., expiring 12/30/2027 * 285,500 239,820
One Equity Partners Open
Water I Corp., expiring
12/31/2027 * 27,441 17,595
Orion Acquisition Corp.,
expiring 2/19/2026 * 20,833 13,331
Osiris Acquisition Corp.,
expiring 5/1/2028 * 254,000 124,714
OTR Acquisition Corp.,
expiring 12/31/2025 (2)* 54,347 28,809
Oyster Enterprises
Acquisition Corp., expiring
12/31/2027 * 41,500 22,539
Pershing Square Tontine
Holdings Ltd., expiring
7/24/2025 * 22,500 29,025
Pine Island Acquisition Corp.,
expiring 10/29/2027 * 190,333 159,899
Pine Technology Acquisition
Corp., expiring 3/31/2028 * 213,333 149,354
Pivotal Investment Corp. III,
expiring 12/31/2027 * 16,566 14,580
PMV Consumer Acquisition
Corp., expiring 8/31/2027 (2)* 146,000 98,930
Population Health Investment
Co., Inc., expiring 10/1/2025 * 38,400 28,804
Post Holdings Partnering
Corp., expiring 2/9/2023 * 64,630 58,167
Power & Digital Infrastructure
Acquisition Corp., expiring
2/12/2028 * 9,472 23,491
Priveterra Acquisition Corp.,
expiring 12/31/2027 * 31,100 17,105
Progress Acquisition Corp.,
expiring 12/31/2027 * 41,500 22,916
PROMECAP Acquisition
Co. SAB de CV, expiring
3/23/2023 (Mexico) (3)*(c) 400,000 –
Property Solutions Acquisition
Corp. II, expiring 3/1/2026 * 74,100 50,484
PropTech Investment Corp. II,
expiring 12/31/2027 * 57,659 49,010
PWP Forward Acquisition
Corp. I, expiring 3/9/2026 * 32,333 26,516
Recharge Acquisition Corp.,
expiring 10/5/2027 * 139,000 88,974
Revolution Healthcare
Acquisition Corp., expiring
12/31/2028 * 16,506 15,433
Roman DBDR Tech
Acquisition Corp., expiring
10/31/2025 * 185,500 298,655
Rosecliff Acquisition Corp. I,
expiring 12/31/2027 * 27,555 15,155
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.3% (continued)
Roth Ch Acquisition III Co.,
expiring 12/31/2027 * 1,566 2,020
RXR Acquisition Corp.,
expiring 3/8/2026 * 18,500 13,875
Sandbridge X2 Corp.,
expiring 12/31/2027 (2)* 27,500 22,000
Science Strategic Acquisition
Corp. Alpha, expiring
12/31/2027 * 27,494 19,246
SCP & CO Healthcare
Acquisition Co., expiring
1/27/2028 * 41,562 24,106
Seaport Global Acquisition
Corp., expiring 12/31/2025 * 86,250 81,075
Senior Connect Acquisition
Corp. I, expiring 12/31/2027 * 78,500 55,735
Seven Oaks Acquisition
Corp., expiring 12/22/2025 * 67,750 53,523
Shelter Acquisition Corp. I,
expiring 12/31/2027 * 98,333 49,127
Silver Spike Acquisition Corp.
II, expiring 2/26/2026 * 20,000 21,700
SilverBox Engaged Merger
Corp. I, expiring 12/31/2027 * 32,639 23,500
Simon Property Group
Acquisition Holdings, Inc.,
expiring 2/4/2026 * 16,600 16,434
Social Leverage Acquisition
Corp. I, expiring 12/31/2027 * 20,666 17,154
Spartacus Acquisition Corp.,
expiring 10/31/2027 * 275,000 440,000
Spartan Acquisition Corp. III,
expiring 2/4/2026 * 20,694 22,763
Sports Entertainment
Acquisition Corp., expiring
10/30/2025 * 106,800 253,116
SportsTek Acquisition Corp.,
expiring 12/31/2027 * 68,700 61,830
Stratim Cloud Acquisition
Corp., expiring 3/5/2026 * 148,000 93,240
Sustainable Development
Acquisition I Corp., expiring
12/31/2028 * 41,836 27,193
Tailwind Acquisition Corp.,
expiring 9/7/2027 * 313,280 181,702
Tastemaker Acquisition Corp.,
expiring 12/31/2025 * 72,083 46,854
Tech and Energy Transition
Corp., expiring 12/31/2027 * 123,333 80,166
Thayer Ventures Acquisition
Corp., expiring 1/1/2030 * 57,400 66,010
Thimble Point Acquisition
Corp., expiring 2/4/2026 * 27,611 26,230
Thunder Bridge Capital
Partners III, Inc., expiring
2/15/2028 * 16,818 12,613
Tishman Speyer Innovation
Corp. II, expiring 12/31/2027
* 16,633 13,972

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 1.3% (continued)
TLG Acquisition One Corp.,
expiring 1/25/2028 * 27,727 15,804
Tribe Capital Growth Corp. I,
expiring 3/5/2026 * 63,888 58,138
Tuscan Holdings Corp. II,
expiring 7/16/2025 * 95,000 63,650
Twelve Seas Investment Co.
II, expiring 3/2/2028 * 32,933 21,736
USHG Acquisition Corp.,
expiring 12/31/2028 * 27,533 23,541
VectoIQ Acquisition Corp. II,
expiring 12/31/2027 * 31,400 24,492
Velocity Acquisition Corp.,
expiring 2/26/2027 * 27,541 19,279
Virtuoso Acquisition Corp.,
expiring 12/31/2027 * 48,125 55,103
Vistas Media Acquisition Co.,
Inc., expiring 8/1/2026 * 130,690 91,365
VPC Impact Acquisition
Holdings II, expiring
12/31/2027 * 26,666 31,999
VPC Impact Acquisition
Holdings III, Inc., expiring
12/31/2027 * 26,666 45,332
Warburg Pincus Capital Corp.
I-B, expiring 2/17/2022 * 12,000 11,170
Warrior Technologies
Acquisition Co., expiring
3/31/2028 * 41,416 22,717
Yellowstone Acquisition Co.,
expiring 10/21/2025 * 153,000 142,290
Zanite Acquisition Corp.,
expiring 10/8/2025 * 128,400 107,856
Z-Work Acquisition Corp.,
expiring 1/4/2026 * 27,555 17,635
15,526,649
Consumer Finance - 0.0% (a)
Katapult Holdings, Inc.,
expiring 12/31/2026 * 100,000 152,000
Diversified Consumer Services - 0.0% (a)
Beachbody Co., Inc. (The),
expiring 12/31/2027 * 23,460 27,917
OneSpaWorld Holdings
Ltd., expiring 3/19/2024
(Bahamas) * 99,990 299,970
327,887
Diversified Financial Services - 0.0% (a)
Moneylion, Inc., expiring
6/1/2027 * 205,000 198,850
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Electrical Equipment - 0.1%
Enovix Corp., expiring
7/13/2026 * 22,266 194,382
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 149,844 753,715
Fusion Fuel Green plc,
expiring 12/10/2025 (Ireland)
* 33,285 122,156
1,070,253
Electronic Equipment, Instruments & Components - 0.1%
AEye, Inc., expiring
8/18/2026 * 83,812 97,222
Evolv Technologies Holdings,
Inc., expiring 7/16/2026 * 134,342 192,109
Innoviz Technologies Ltd.,
expiring 4/5/2026 (Israel) * 155,150 251,343
540,674
Energy Equipment & Services - 0.0% (a)
National Energy Services
Reunited Corp., expiring
6/6/2023 * 143,425 283,982
Food Products - 0.0% (a)
Star Peak Corp. II, expiring
12/24/2025 * 15,939 22,476
Health Care Equipment & Supplies - 0.0% (a)
LumiraDx Ltd., expiring
9/28/2026 * 41,300 52,038
Owlet, Inc., expiring
7/15/2026 * 54,081 50,836
102,874
Health Care Providers & Services - 0.0% (a)
CareMax, Inc., expiring
7/16/2025 * 333 942
New Frontier Health Corp.,
expiring 7/25/2023 (Hong
Kong) (3)*(c) 32,837 96,869
97,811
Health Care Technology - 0.0% (a)
UpHealth, Inc., expiring
7/1/2024 * 82,521 37,960
Hotels, Restaurants & Leisure - 0.0% (a)
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 35,460 24,042
Household Durables - 0.0% (a)
Landsea Homes Corp.,
expiring 1/7/2026 * 239,699 59,925

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Insurance - 0.0% (a)
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan) * 117,489 91,641
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
* 154,500 25,616
Sirius International Insurance
Group Ltd., expiring
11/5/2023 (3)*(c) 276,625 109,267
226,524
Internet & Direct Marketing Retail - 0.1%
Original BARK Co. (The),
expiring 8/29/2025 * 232,172 394,692
IT Services - 0.1%
American Virtual Cloud
Technologies, Inc., expiring
4/7/2025 *(b) 35,034 7,077
Cyxtera Technologies, Inc.,
expiring 9/10/2027 * 41,524 85,540
Verra Mobility Corp., expiring
10/17/2023 * 66,666 326,663
419,280
Life Sciences Tools & Services - 0.0% (a)
SomaLogic, Inc., expiring
8/31/2026 * 1,480 5,106
Machinery - 0.1%
Berkshire Grey, Inc., expiring
12/10/2026 * 37,594 45,489
Hillman Solutions Corp.,
expiring 10/1/2027 * 254,324 737,539
Microvast Holdings, Inc.,
expiring 4/1/2026 * 106,163 220,819
1,003,847
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 (2)* 89,288 10,723
Oil, Gas & Consumable Fuels - 0.0% (a)
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 90,558 45,279
Falcon Minerals Corp.,
expiring 8/23/2023 * 222,879 32,362
NextDecade Corp., expiring
7/24/2022 * 546,520 54,652
132,293
Personal Products - 0.0% (a)
Apollo Healthcare Corp.,
expiring 1/3/2022 (Canada)
(3)*(c) 196,687 776
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Pharmaceuticals - 0.0% (a)
4d pharma plc, expiring
3/9/2026 (United Kingdom) * 77,566 53,529
NRX Pharmaceuticals, Inc.,
expiring 12/1/2022 * 54,256 255,003
Reviva Pharmaceuticals
Holdings, Inc., expiring
12/25/2025 * 142,700 57,080
365,612
Professional Services - 0.0% (a)
Otonomo Technologies Ltd.,
expiring 8/13/2026 (Israel) * 268,301 214,641
Real Estate Management & Development - 0.1%
Doma Holdings, Inc., expiring
7/28/2026 * 116,944 164,891
Offerpad Solutions, Inc.,
expiring 10/13/2025 * 140,800 246,400
411,291
Software - 0.0% (a)
GTY Technology Holdings,
Inc., expiring 2/19/2024 (2)* 162,042 129,634
Phunware, Inc., expiring
12/26/2023 * 21,724 3,934
133,568
Specialty Retail - 0.0% (a)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) (2)* 75,000 9,675
LXRandCo, Inc., expiring
6/9/2022 (Canada) (3)*(c) 781,000 3,083
12,758
Trading Companies & Distributors - 0.0% (a)
Custom Truck One Source,
Inc., expiring 1/1/2025 * 43,652 95,161
TOTAL WARRANTS
(Cost $296,545) 23,480,765
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0% (a)
Health Care Equipment & Supplies - 0.0% (a)
DEMC Ltd., Class A (3)*(c)(d) 12,969 –
DEMC Ltd., Class A-2 (3)*(c)(d) 368,190,309 78,148
DEMC Ltd., Class A-3 (3)*(c)(d) 292,030,544,028 277,429
DEMC Ltd., Class B (3)*(c)(d) 10,488 –
DEMC Ltd., Class B-2 (3)*(c)(d) 513,897,326 514
DEMC Ltd., Class B-3 (3)*(c)(d) 489,352,292,604 –
TOTAL SECURITIES IN LITIGATION
(Cost $793,371) 356,091
UNITS - 7.1%
Capital Markets - 7.1%
Ackrell Spac Partners I Co. *
73,575 751,937
Acropolis Infrastructure Acquisition
Corp. * 421,000 4,201,580
Aesther Healthcare Acquisition
Corp. * 40,505 411,126

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 7.1% (continued)
Alpha Healthcare Acquisition Corp.
III * 208,000 2,059,200
Alpine Acquisition Corp. (2)*
30,206 304,476
AMCI Acquisition Corp. II *
139,000 1,378,880
Archimedes Tech SPAC Partners
Co. * 132,000 1,313,400
Argus Capital Corp. *
61,483 620,978
Armada Acquisition Corp. I *
128,333 1,278,197
Artemis Strategic Investment Corp.
* 204,800 2,054,144
AxonPrime Infrastructure
Acquisition Corp. * 234,166 2,318,243
Banner Acquisition Corp. *
40,392 401,496
Bannix Acquisition Corp. *
26,277 269,339
Belong Acquisition Corp. *
128,000 1,277,440
Berenson Acquisition Corp. I *
30,785 303,540
Big Sky Growth Partners, Inc. *
332,487 3,318,220
Bilander Acquisition Corp. *
241,666 2,411,827
Cascadia Acquisition Corp. *
120,606 1,192,793
CENAQ Energy Corp. (2)*
140,000 1,407,000
CIIG Capital Partners II, Inc. *
141,769 1,429,032
Concord Acquisition Corp. II *
286,393 2,855,338
Conyers Park III Acquisition Corp.
(2)* 484,502 4,849,865
Digital World Acquisition Corp. *
60,569 613,564
DILA Capital Acquisition Corp. (2)*
61,667 631,470
Direct Selling Acquisition Corp. *
102,583 1,034,037
DTRT Health Acquisition Corp. *
120,816 1,219,033
First Light Acquisition Group, Inc. *
40,464 402,212
Future Health ESG Corp. *
91,822 918,220
GigCapital5, Inc. *
123,100 1,265,468
Gladstone Acquisition Corp. *
139,000 1,416,410
Healthwell Acquisition Corp. I *
279,200 2,747,328
Hennessy Capital Investment Corp.
VI * 697,472 6,939,846
Home Plate Acquisition Corp. *
41,017 404,428
Ignyte Acquisition Corp. (2)*
35,000 349,650
Insight Acquisition Corp. *
50,340 500,883
Jupiter Acquisition Corp. *
210,000 2,064,300
Live Oak Crestview Climate
Acquisition Corp. * 164,132 1,610,135
Minority Equality Opportunities
Acquisition, Inc. * 40,202 416,493
Northern Lights Acquisition Corp. *
1 10
Pacifico Acquisition Corp. *
20,252 205,558
Parabellum Acquisition Corp. *
32,371 322,739
Periphas Capital Partnering Corp. *
76,167 1,879,802
PHP Ventures Acquisition Corp.
(Malaysia) (2)* 29,400 299,586
Pono Capital Corp. *
119,700 1,222,137
Riverview Acquisition Corp. *
210,000 2,081,100
Roth Ch Acquisition IV Co. (2)*
98,364 991,509
Shelter Acquisition Corp. I *
1 10
Sierra Lake Acquisition Corp. *
81,011 806,870
Software Acquisition Group, Inc.
III * 185,000 1,868,500
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 7.1% (continued)
Springwater Special Situations
Corp. * 40,212 401,316
TCW Special Purpose Acquisition
Corp. * 410,439 4,042,824
Thunder Bridge Capital Partners
IV, Inc. * 322,000 3,171,700
Williams Rowland Acquisition
Corp. * 231,666 2,351,410
Zimmer Energy Transition
Acquisition Corp. (2)* 482,000 4,795,900
TOTAL UNITS
(Cost $83,505,288) 83,382,499
SHARES
SHORT-TERM INVESTMENTS - 60.6%
INVESTMENT COMPANIES - 38.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (h)(i) 35,247,175 35,247,176
Limited Purpose Cash Investment
Fund, 0.01% (h)(j) 416,302,165 416,135,609
UBS Select Treasury Preferred
Fund, 0.01% (h) 1,680 1,680
TOTAL INVESTMENT COMPANIES
(Cost $451,384,465) 451,384,465
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 22.2%
U.S. Treasury Bills
0.04%, 1/13/2022 (2)(b)(k)(l) $ 25,588,000 25,585,209
0.05%, 1/20/2022 (2)(k)(l) 32,327,000 32,323,262
0.04%, 1/27/2022 (2)(b)(k)(l) 57,248,000 57,239,509
0.04%, 2/3/2022 (2)(k)(l) 26,000,000 25,995,712
0.04%, 2/10/2022 (2)(k)(l) 30,000,000 29,995,050
0.04%, 3/17/2022 (2)(k) 30,000,000 29,993,390
0.05%, 3/31/2022 (2)(k) 60,000,000 59,983,408
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $261,119,722) 261,115,540
TOTAL SHORT-TERM INVESTMENTS
(Cost $712,504,187) 712,500,005
TOTAL LONG POSITIONS
(Cost $1,174,801,213) 1,209,224,715
SHARES
SHORT POSITIONS - (11.6)%
COMMON STOCKS - (8.3)%
Automobiles - (0.4)%
Fisker, Inc. *
(332,559) (4,871,989)
Winnebago Industries, Inc.
(1,562) (113,167)
(4,985,156)
Banks - (0.2)%
First Interstate BancSystem, Inc.,
Class A (50,848) (2,047,140)
Biotechnology - (0.4)%
Avid Bioservices, Inc. *
(71,234) (1,536,517)
BioMarin Pharmaceutical, Inc. *
(1,951) (150,793)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - (0.4)% (continued)
Inovio Pharmaceuticals, Inc. *
(259,894) (1,860,841)
Ironwood Pharmaceuticals, Inc. *
(61,154) (798,671)
PTC Therapeutics, Inc. *
(20,375) (758,154)
(5,104,976)
Capital Markets - (0.5)%
Coinbase Global, Inc., Class A *
(6,845) (1,557,100)
Goldman Sachs Group, Inc. (The)
(11,255) (4,254,728)
Penson Worldwide, Inc. (3)*(c)
(212,307) –
WisdomTree Investments, Inc.
(91,386) (518,159)
(6,329,987)
Communications Equipment - (0.3)%
Harmonic, Inc. *
(155,534) (1,360,923)
Infinera Corp. *
(266,985) (2,221,315)
(3,582,238)
Consumer Finance - 0.0% (a)
EZCORP, Inc., Class A *
(34,473) (260,960)
LendingTree, Inc. *
(2,049) (286,512)
(547,472)
Electrical Equipment - (0.7)%
Plug Power, Inc. * (323,462) (8,261,219)
Electronic Equipment, Instruments & Components - (0.1)%
Insight Enterprises, Inc. * (14,534) (1,309,223)
Energy Equipment & Services - 0.0% (a)
Helix Energy Solutions Group,
Inc. * (16,080) (62,390)
Entertainment - (0.1)%
Sea Ltd., ADR (Taiwan) * (2,354) (750,290)
Food & Staples Retailing - 0.0% (a)
Chefs' Warehouse, Inc. (The) * (10,512) (342,376)
Health Care Equipment & Supplies - (0.3)%
Alphatec Holdings, Inc. *
(53,005) (646,131)
China Medical Technologies, Inc.,
ADR (China) (3)*(c) (35,303) –
Haemonetics Corp. *
(2,113) (149,156)
NuVasive, Inc. *
(160) (9,576)
Varex Imaging Corp. *
(109,924) (3,099,857)
(3,904,720)
Health Care Providers & Services - (0.6)%
Anthem, Inc.
(18,093) (6,745,070)
New Frontier Health Corp. (Hong
Kong) * (4,411) (49,536)
(6,794,606)
Health Care Technology - 0.0% (a)
Vocera Communications, Inc. * (12,256) (560,835)
Hotels, Restaurants & Leisure - (0.4)%
DraftKings, Inc., Class A *
(58,161) (2,801,034)
MakeMyTrip Ltd. (India) *
(35,079) (953,798)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - (0.4)% (continued)
Royal Caribbean Cruises Ltd. *
(6,364) (566,078)
(4,320,910)
Household Durables - (0.1)%
GoPro, Inc., Class A * (82,918) (776,112)
Interactive Media & Services - (0.3)%
Eventbrite, Inc., Class A *
(143,043) (2,704,943)
JOYY, Inc., ADR (China)
(1,064) (58,339)
TripAdvisor, Inc. *
(4,544) (153,815)
(2,917,097)
Internet & Direct Marketing Retail - (0.2)%
Etsy, Inc. *
(6,703) (1,393,956)
Groupon, Inc. *
(14,599) (333,003)
Pinduoduo, Inc., ADR (China) *
(3,305) (299,664)
(2,026,623)
IT Services - (0.6)%
Cloudflare, Inc., Class A *
(12,418) (1,398,888)
Fastly, Inc., Class A *
(7,806) (315,675)
Limelight Networks, Inc. *
(10,751) (25,587)
Okta, Inc. *
(7,418) (1,760,588)
Square, Inc., Class A *
(15,420) (3,698,333)
(7,199,071)
Machinery - (0.2)%
Greenbrier Cos., Inc. (The) (48,751) (2,095,806)
Media - (0.6)%
Cable One, Inc.
(637) (1,154,964)
DISH Network Corp., Class A *
(28,203) (1,225,702)
ViacomCBS, Inc., Class A
(104,295) (4,387,691)
(6,768,357)
Metals & Mining - (0.3)%
Ivanhoe Mines Ltd., Class A
(Canada) * (43,661) (279,215)
Kirkland Lake Gold Ltd. (Canada)
(79,658) (3,318,140)
(3,597,355)
Oil, Gas & Consumable Fuels - 0.0% (a)
Scorpio Tankers, Inc. (Monaco) (11,202) (207,685)
Pharmaceuticals - 0.0% (a)
Trulieve Cannabis Corp. * (18,586) (505,664)
Real Estate Management & Development - (1.0)%
Colliers International Group, Inc.
(Canada) (10,829) (1,382,972)
Opendoor Technologies, Inc. *
(443,549) (9,106,061)
Realogy Holdings Corp. *
(9,277) (162,718)
Redfin Corp. *
(22,248) (1,114,625)
(11,766,376)
Software - (1.0)%
Avalara, Inc. *
(9,633) (1,683,560)
Five9, Inc. *
(6,887) (1,100,129)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $218,348,248; additional securities sold but not yet settled totaling $671,633 were also segregated. In addition, $25,273,594 of cash collateral was pledged.
(c) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2021 amounted to $4,091,536, which represents approximately 0.35% of net assets of the fund.
(d) Restricted Security.
(e) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $124,772,507, which represents
INVESTMENTS SHARES VALUE ($)
Software - (1.0)% (continued)
NortonLifeLock, Inc.
(37,316) (944,095)
Progress Software Corp.
(20,581) (1,012,379)
Rapid7, Inc. *
(10,501) (1,186,823)
RingCentral, Inc., Class A *
(4,918) (1,069,665)
Tyler Technologies, Inc. *
(5,322) (2,440,935)
Verint Systems, Inc. *
(5,906) (264,530)
Zendesk, Inc. *
(14,771) (1,719,197)
(11,421,313)
TOTAL COMMON STOCKS
(Proceeds $(93,785,592)) (98,184,997)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (1.3)%
Entertainment - (0.3)%
Live Nation Entertainment, Inc.
2.50%, 3/15/2023 (2) $ (2,350,000) (3,390,242)
Hotels, Restaurants & Leisure - (0.8)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2) (6,200,000) (9,104,700)
Life Sciences Tools & Services - (0.2)%
Illumina, Inc.
0.00%, 8/15/2023 (2) (2,350,000) (2,730,123)
TOTAL CONVERTIBLE BONDS
(Proceeds $(12,058,848)) (15,225,065)
U.S. TREASURY OBLIGATIONS - (2.0)%
U.S. Treasury Bonds
1.75%, 8/15/2041 (2) (683,900) (653,766)
2.38%, 5/15/2051 (2) (2,977,300) (3,177,337)
U.S. Treasury Notes
0.38%, 9/15/2024 (2) (1,468,500) (1,462,190)
0.75%, 8/31/2026 (2) (4,420,600) (4,373,286)
1.13%, 8/31/2028 (2) (7,565,200) (7,475,363)
1.25%, 8/15/2031 (2) (5,980,500) (5,835,660)
TOTAL U.S. TREASURY OBLIGATIONS
(Proceeds $(23,144,839)) (22,977,602)
TOTAL SHORT POSITIONS
(Proceeds $(128,989,279)) (136,387,664)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.3%
(Cost $1,045,811,934) 1,072,837,051
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.7% (m) 102,757,481
NET ASSETS - 100.0% 1,175,594,532
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,875,123 2.3%
Consumer Discretionary 20,722,142 1.8
Consumer Staples 5,464,657 0.5
Energy 4,078,463 0.3
Financials 227,338,652 19.3
Health Care 14,842,213 1.2
Industrials 9,490,877 0.8
Information Technology 27,800,509 2.4
Materials 3,688,291 0.3
Real Estate 23,503,162 2.1
U.S. Treasury Obligations (3,811,418) (0.3)
Utilities 344,375 0.0(a)
Short-Term Investments 712,500,005 60.6
Total Investments In Securities
At Value 1,072,837,051 91.3
Other Assets in Excess of
Liabilities (m) 102,757,481 8.7
Net Assets
$ 1,175,594,532 100.0%

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
approximately 10.61% of net assets of the fund.
(f) Defaulted security.
(g) Payment in-kind security.
(h) Represents 7-day effective yield as of September 30, 2021.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) For the period ended September 30, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
(m) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2021
Shares
Held At
9/30/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 35.4%
INVESTMENT COMPANIES - 35.4%
Limited Purpose
Cash Investment
Fund,
0.01% (a)
(Cost $416,135,609) $267,534,637 $1,654,736,147 $(1,506,156,421) $(13,311) $34,557 $416,135,609 416,302,165 $24,607 $–
(a) Represents 7-day effective yield as of September 30, 2021.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Credit default swap contracts outstanding - buy protection as of September 30, 2021:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
37.V1 5.00 % Quarterly 12/20/2026 3.01 % USD 29,550,000 $ (2,858,895) $ 71,361 $ (2,787,534)
$ (2,858,895) $ 71,361 $ (2,787,534)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
Federal Funds
Floating Rate
plus or minus a
specified spread
(0.24%) Monthly GSIN 10/29/2021 USD (74,302) $ 2,344
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (0.24%) Monthly GSIN 10/29/2021 USD (83,590) 2,637
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (0.24%) Monthly GSIN 10/29/2021 USD (109,231) 1,293
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
Federal Funds
Floating Rate
plus or minus a
specified spread
(0.24%) Monthly GSIN 10/29/2021 USD (176,468) 5,566
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (0.24%) Monthly GSIN 10/29/2021 USD (445,814) 14,075
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (0.24%) Monthly GSIN 10/29/2021 USD (49,429,672) 1,560,529
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (0.24%) Monthly GSIN 10/29/2021 USD (51,212,929) 1,615,437

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (0.24%) Monthly GSIN 10/29/2021 USD (51,380,110) $ 1,622,051
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
Federal Funds
Floating Rate
plus or minus a
specified spread
(0.24%) Monthly GSIN 10/29/2021 USD (51,454,412) 1,623,054
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
Federal Funds
Floating Rate
plus or minus a
specified spread
(0.24%) Monthly GSIN 10/29/2021 USD (51,556,578) 1,626,276
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (0.24%) Monthly GSIN 10/29/2021 USD (54,537,962) 1,721,801
9,795,063
S&P 500 Total
Return Index
Decreases in
total return of
reference entity
and pays the
Federal Funds
Floating Rate
plus or minus
a specified
spread (0.36%)
Increases in
total return of
reference entity
Monthly JPMC 10/29/2021 USD 48,287,272 (1,523,151)
S&P 500 Total
Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.36%)
Increases in
total return of
reference entity
Monthly JPMC 10/29/2021 USD 49,485,398 (1,560,944)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Decreases in
total return of
reference entity
and pays the
Federal Funds
Floating Rate
plus or minus
a specified
spread (0.36%)
Increases in
total return of
reference entity
Monthly JPMC 10/29/2021 USD 50,739,251 $ (1,600,495)
S&P 500 Total
Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.36%)
Increases in
total return of
reference entity
Monthly JPMC 10/29/2021 USD 51,407,973 (1,621,589)
S&P 500 Total
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.36%)
Increases in
total return of
reference entity
Monthly JPMC 10/29/2021 USD 53,655,621 (1,694,482)
(8,000,661)
$ 1,794,402
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 77 12/2021 USD $ 16,546,338 $ (640,952)
S&P 500 E-Mini Index 1,396 12/2021 USD 299,982,950 (11,977,998)
(12,618,950)
Short Contracts
S&P 500 E-Mini Index (131) 12/2021 USD (28,150,263) 1,097,325
S&P 500 E-Mini Index (1,364) 12/2021 USD (293,106,550) 11,946,408
U.S. Treasury 5 Year Note (545) 12/2021 USD (66,928,555) 346,617
13,390,350
$ 771,400

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 7,239,772 USD 5,672,305 CITI 12/15/2021 $ 43,514
CAD 307 USD 242 JPMC 12/15/2021 –
USD 5,623,856 CAD 7,087,854 CITI 12/15/2021 27,978
USD 5,623,835 CAD 7,087,836 JPMC 12/15/2021 27,970
USD 11,133,581 EUR 9,440,296 CITI 12/15/2021 181,318
USD 8,701,225 EUR 7,384,781 JPMC 12/15/2021 133,690
Total unrealized appreciation 414,470
CAD 4,254,229 USD 3,388,144 CITI 12/15/2021 (29,420)
CAD 111 USD 88 JPMC 12/15/2021 –
EUR 7,607,986 USD 9,001,897 CITI 12/15/2021 (175,409)
EUR 288,960 USD 340,493 JPMC 12/15/2021 (5,253)
USD 1,838,706 CAD 2,362,614 CITI 12/15/2021 (26,584)
USD 1,838,702 CAD 2,362,612 JPMC 12/15/2021 (26,586)
Total unrealized depreciation (263,252)
Net unrealized appreciation $ 151,218
Total Return Basket Swaps Outstanding at September 30, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the LIBOR plus
or minus a specified spread
(-1.25%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
53-65 months
maturity
07/11/2024 $286,079 $15,373 $(6,274) $9,099
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(0.00% to 0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
39-41 months
maturity ranging
from 11/18/2024
- 01/13/2025 $3,019,941 $(329,478) $(1,747) $(331,225)
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the Federal Funds
Floating Rate plus or minus
a specified spread (-1.00%),
which is denominated in USD
based on the local currencies of
the positions within the swap.
40-61 months
maturity
07/03/2023 $543,800 $53,399 $(137) $53,262

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
or LIBOR plus or minus a
specified spread (-0.03% to
0.07%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
61 months
maturity
06/25/2025 $708,470,407 $11,765,018 $5,563,835 $17,328,853
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Hong Kong
Seaspan Corp., 3.75%, 12/15/2025 5,725,000 7,397,134 407,779 2.4
Israel
Wix.com Ltd., 0.00%, 8/15/2025 7,525,000 7,220,238 (1,014,370) (5.9)
Panama
Copa Holdings SA, 4.50%, 4/15/2025 5,500,000 9,658,747 3,624,697 20.9
United States
1Life Healthcare, Inc., 3.00%, 6/15/2025 6,925,000 6,629,575 (886,671) (5.1)
Airbnb, Inc., 0.00%, 3/15/2026 10,500,000 10,316,250 433,125 2.5
Allegheny Technologies, Inc., 3.50%, 6/15/2025 4,650,000 6,252,868 1,752,171 10.1
American Airlines Group, Inc., 6.50%, 7/1/2025 12,675,000 19,576,061 1,221,786 7.1
Blackline, Inc., 0.00%, 3/15/2026 9,550,000 9,384,785 336,160 1.9
Box, Inc., 0.00%, 1/15/2026 8,700,000 9,839,978 569,258 3.3
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 6,901,950 (327,825) (1.9)
Ceridian HCM Holding, Inc., 0.25%, 3/15/2026 11,175,000 12,036,710 1,064,413 6.1
Chegg, Inc., 0.00%, 9/1/2026 12,745,000 12,560,198 (1,866,747) (10.8)
CNX Resources Corp., 2.25%, 5/1/2026 14,080,000 17,661,319 (275,531) (1.6)
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 8,483,785 (340,066) (2.0)
Datadog, Inc., 0.13%, 6/15/2025 12,300,000 20,310,589 5,638 0.0
Dropbox, Inc., 0.00%, 3/1/2028 5,500,000 5,902,188 (238,563) (1.4)
Evolent Health, Inc., 3.50%, 12/1/2024 3,300,000 5,998,414 1,228,696 7.1
Exact Sciences Corp., 0.38%, 3/15/2027 7,375,000 8,353,410 274,422 1.6
Exact Sciences Corp., 0.38%, 3/1/2028 6,700,000 7,194,934 863,910 5.0
GEO Corrections Holdings, Inc., 6.50%, 2/23/2026 8,500,000 8,769,562 450,593 2.6
Glaukos Corp., 2.75%, 6/15/2027 6,025,000 7,229,938 (387,512) (2.2)
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 7,182,583 (520,412) (3.0)
Innoviva, Inc., 2.50%, 8/15/2025 9,300,000 11,199,730 1,654,856 9.5
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/2026 9,400,000 8,542,131 (432,049) (2.5)
Ironwood Pharmaceuticals, Inc., 1.50%, 6/15/2026 5,400,000 6,490,015 (26,570) (0.2)
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/2026 11,950,000 12,668,320 181,479 1.0
Magnite, Inc., 0.25%, 3/15/2026 7,450,000 6,385,632 (95,511) (0.6)
Match Group Financeco 2, Inc., 0.88%, 6/15/2026 5,150,000 9,669,547 2,113,534 12.2
Match Group Financeco 3, Inc., 2.00%, 1/15/2030 4,675,000 9,469,212 1,268,949 7.3
Oak Street Health, Inc., 0.00%, 3/15/2026 10,250,000 9,266,569 (716,214) (4.1)
Palo Alto Networks, Inc., 0.38%, 6/1/2025 11,475,000 18,960,413 6,306,426 36.4
Parsons Corp., 0.25%, 8/15/2025 9,900,000 9,930,356 (1,001,363) (5.8)
PROS Holdings, Inc., 2.25%, 9/15/2027 5,425,000 6,071,197 (735,615) (4.2)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Rapid7, Inc., 0.25%, 3/15/2027 5,475,000 6,821,900 (346,600) (2.0)
Redfin Corp., 0.00%, 10/15/2025 8,050,000 8,020,849 (145,876) (0.8)
Repay Holdings Corp., 0.00%, 2/1/2026 8,300,000 8,014,688 93,167 0.5
Spotify USA, Inc., 0.00%, 3/15/2026 9,000,000 8,109,000 (171,000) (1.0)
Stride, Inc., 1.13%, 9/1/2027 8,325,000 8,279,484 580,196 3.3
Twitter, Inc., 0.00%, 3/15/2026 9,475,000 8,796,019 79,019 0.5
Veeco Instruments, Inc., 3.75%, 6/1/2027 3,675,000 6,585,141 2,300,120 13.3
Wayfair, Inc., 0.63%, 10/1/2025 13,000,000 13,034,125 (782,045) (4.5)
Zogenix, Inc., 2.75%, 10/1/2027 7,500,000 7,250,291 361,088 2.1
SHARES
Short Positions
Common Stocks
Panama
Copa Holdings SA (83,469) (6,792,707) (1,442,756) (8.3)
United States
American Airlines Group, Inc. (563,210) (11,557,069) (910,128) (5.3)
CNX Resources Corp. (698,474) (8,814,742) 615,475 3.6
Datadog, Inc. (99,542) (14,070,262) (32,022) (0.2)
Evolent Health, Inc. (207,267) (6,425,277) (1,370,315) (7.9)
Exact Sciences Corp. (73,565) (7,021,779) 616,805 3.6
Match Group, Inc. (90,542) (14,214,189) (1,992,597) (11.5)
Palo Alto Networks, Inc. (30,184) (14,458,136) (3,004,782) (17.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the AOISR
plus or minus a specified
spread (0.03%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
59-60 months
maturity
ranging from
07/15/2026
- 08/05/2026 $13,134,631 $(14,613) $(7,520) $(22,133)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Afterpay Ltd. 41,126 3,572,826 (188,545) 851.9
Sydney Airport 1,628,141 9,561,805 173,932 (785.8)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.04%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
59-61 months
maturity
ranging from
07/08/2026
- 09/30/2026 $26,485,360 $(27,975) $34,081 $6,106
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Blue Prism Group plc 70,074 1,085,804 (9,465) (155.0)
Meggitt plc 1,380,487 13,619,887 26,803 439.0
Ultra Electronics Holdings plc 105,880 4,616,565 60,541 991.5
Wm Morrison Supermarkets plc 673,636 2,673,050 27,139 444.5
United States
Avast plc 586,894 4,490,054 (132,993) (2178.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.08% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
57-61 months
maturity
ranging from
09/06/2024
- 10/02/2026 $198,356,263 $24,002,473 $3,562,211 $27,564,684
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Live Nation Entertainment, Inc. 4,977 453,554 (2,339) (0.0)
Sarepta Therapeutics, Inc. 1,447 133,819 (651) (0.0)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Convertible Bonds
United States
Akamai Technologies, Inc., 0.38%, 9/1/2027 14,525,000 15,862,879 (93,697) (0.3)
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025 4,525,000 11,602,912 6,540,296 23.7
DISH Network Corp., 3.38%, 8/15/2026 3,975,000 4,149,147 433,021 1.6
Granite Construction, Inc., 2.75%, 11/1/2024 3,800,000 5,329,213 2,363,074 8.6
Guess?, Inc., 2.00%, 4/15/2024 6,740,000 7,543,650 701,845 2.5
Infinera Corp., 2.13%, 9/1/2024 3,325,000 3,691,618 755,640 2.7
KBR, Inc., 2.50%, 11/1/2023 1,200,000 1,935,473 623,466 2.3
Lannett Co., Inc., 4.50%, 10/1/2026 4,400,000 2,377,038 (803,062) (2.9)
Liberty Media Corp., 2.75%, 12/1/2049 2,775,000 2,881,189 430,787 1.6
Lumentum Holdings, Inc., 0.50%, 12/15/2026 10,050,000 11,053,210 (229,273) (0.8)
Lumentum Holdings, Inc., 0.25%, 3/15/2024 6,900,000 10,126,512 1,202,472 4.4
NuVasive, Inc., 0.38%, 3/15/2025 5,000,000 4,816,454 358,983 1.3
OPKO Health, Inc., 4.50%, 2/15/2025 5,075,000 6,306,742 2,406,605 8.7
SMART Global Holdings, Inc., 2.25%, 2/15/2026 2,275,000 2,980,439 517,183 1.9
Splunk, Inc., 1.13%, 9/15/2025 4,675,000 5,708,746 (364,434) (1.3)
Square, Inc., 0.13%, 3/1/2025 8,300,000 16,828,006 8,595,502 31.2
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/2026 9,050,000 7,617,719 (1,581,437) (5.7)
Wayfair, Inc., 1.00%, 8/15/2026 4,975,000 9,227,516 4,852,695 17.6
SHARES
Short Positions
Common Stocks
United States
Akamai Technologies, Inc. (65,273) (6,826,903) 380,314 1.4
Cleveland-Cliffs, Inc. (516,354) (10,228,973) (3,719,702) (13.5)
DISH Network Corp. (28,522) (1,239,566) (59,414) (0.2)
Granite Construction, Inc. (81,510) (3,223,720) (489,532) (1.8)
Guess?, Inc. (129,600) (2,722,896) 654,295 2.4
Infinera Corp. (160,769) (1,337,598) 254,139 0.9
KBR, Inc. (36,166) (1,424,940) (235,176) (0.9)
Lannett Co., Inc. (122,896) (368,688) 299,186 1.1
Lumentum Holdings, Inc. (138,433) (11,564,693) 342,406 1.2
NuVasive, Inc. (18,813) (1,125,958) 103,318 0.4
OPKO Health, Inc. (551,172) (2,011,778) 442,232 1.6
Sirius XM Holdings, Inc. (112,896) (688,666) 27,315 0.1
SMART Global Holdings, Inc. (36,258) (1,613,481) 133,263 0.5
Splunk, Inc. (16,446) (2,379,901) (46,508) (0.2)
Square, Inc. (55,560) (13,325,510) (1,654,986) (6.0)
Tabula Rasa HealthCare, Inc. (42,026) (1,101,501) 497,521 1.8
Wayfair, Inc. (25,618) (6,545,655) 367,126 1.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the OBFR plus
or minus a specified spread
(0.02% to 0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
03/24/2025
- 08/19/2026 $169,387,266 $46,534 $(1,223,435) $(1,176,901)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
7GC & Co. Holdings, Inc. 135,500 1,317,060 (20,325) 1.7
Accelerate Acquisition Corp. 232,414 2,261,388 23,241 (2.0)
Aequi Acquisition Corp. 171,000 1,667,250 (22,230) 1.9
AF Acquisition Corp. 278,582 2,713,389 33,430 (2.8)
Altitude Acquisition Corp. 192,600 1,895,184 (92,448) 7.9
Atlantic Coastal Acquisition Corp. 404,654 3,921,097 24,279 (2.1)
Build Acquisition Corp. 305,000 2,955,450 9,150 (0.8)
Cascade Acquisition Corp. 206,500 2,054,675 6,195 (0.5)
CF Acquisition Corp. IV 135,500 1,318,415 5,420 (0.5)
CHP Merger Corp. 148,700 1,489,974 92,194 (7.8)
Conx Corp. 220,000 2,156,000 (66,000) 5.6
Corner Growth Acquisition Corp. 181,200 1,768,512 (34,428) 2.9
DPCM Capital, Inc. 233,598 2,282,252 (98,111) 8.3
East Resources Acquisition Co. 338,000 3,325,920 33,800 (2.9)
EG Acquisition Corp. 366,998 3,563,551 (7,340) 0.6
Epiphany Technology Acquisition Corp. 196,248 1,917,343 13,737 (1.2)
Forum Merger IV Corp. 233,634 2,280,268 7,009 (0.6)
GigInternational1, Inc. 299,000 2,951,130 20,930 (1.8)
GO Acquisition Corp. 219,598 2,154,256 (85,643) 7.3
Golden Arrow Merger Corp. 382,886 3,744,625 11,487 (1.0)
Graf Acquisition Corp. IV 365,000 3,536,850 (25,550) 2.2
GX Acquisition Corp. II 412,998 3,989,561 – 0.0
IG Acquisition Corp. 165,000 1,615,350 (8,250) 0.7
IRON SPARK I, Inc. 289,000 2,890,000 20,230 (1.7)
Kadem Sustainable Impact Corp. 303,094 2,952,136 36,371 (3.1)
Khosla Ventures Acquisition Co. III 150,500 1,474,900 (27,090) 2.3
Kingswood Acquisition Corp. 149,416 1,507,607 17,930 (1.5)
KINS Technology Group, Inc. 157,000 1,560,580 12,560 (1.1)
Landcadia Holdings IV, Inc. 337,600 3,288,224 13,504 (1.1)
Lefteris Acquisition Corp. 353,862 3,464,309 (145,083) 12.3
Lionheart Acquisition Corp. II 241,860 2,398,042 49,581 (4.2)
Live Oak Acquisition Corp. II 177,000 1,766,460 (37,170) 3.2
Lux Health Tech Acquisition Corp. 208,851 2,048,828 (156,638) 13.3
M3-Brigade Acquisition II Corp. 1,225,099 12,140,731 220,518 (18.7)
MedTech Acquisition Corp. 135,500 1,345,515 9,485 (0.8)
Montes Archimedes Acquisition Corp. 156,230 1,562,300 10,155 (0.9)
North Mountain Merger Corp. 154,020 1,507,856 (38,505) 3.3
Omnichannel Acquisition Corp. 371,000 3,672,900 (11,130) 0.9
Osiris Acquisition Corp. 408,000 4,006,560 77,520 (6.6)
Pine Island Acquisition Corp. 185,620 1,811,651 (115,084) 9.8
Pine Technology Acquisition Corp. 639,999 6,175,990 (3,200) 0.3
PMV Consumer Acquisition Corp. 200,000 1,962,000 (22,000) 1.9
Property Solutions Acquisition Corp. II 196,400 1,905,080 3,928 (0.3)
PropTech Investment Corp. II 172,977 1,695,175 (22,487) 1.9
Roman DBDR Tech Acquisition Corp. 171,000 1,728,810 1,710 (0.1)
Spartacus Acquisition Corp. 400,000 4,052,000 96,000 (8.2)
Stratim Cloud Acquisition Corp. 444,000 4,284,600 4,440 (0.4)
Tech and Energy Transition Corp. 367,499 3,590,465 29,400 (2.5)
Vistas Media Acquisition Co., Inc. 130,690 1,317,355 14,376 (1.2)
Yellowstone Acquisition Co. 156,000 1,583,400 7,800 (0.7)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
07/16/2025
- 10/02/2026 $666,102,794 $1,658,860 $2,389,404 $4,048,264
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Score Media and Gaming, Inc. 156,639 5,361,753 240,638 5.9
Trillium Therapeutics, Inc. 846,783 14,869,509 36,792 0.9
China
Atotech Ltd. 284,749 6,876,688 (205,344) (5.1)
United States
Aerojet Rocketdyne Holdings, Inc. 378,475 16,482,586 (2,344,130) (57.9)
Athene Holding Ltd. 79,141 5,450,441 1,422,870 35.1
Cadence Bancorp 295,542 6,490,102 12,928 0.3
Change Healthcare, Inc. 692,866 14,508,614 (1,213,454) (30.0)
Coherent, Inc. 36,140 9,038,253 1,691,423 41.8
Columbia Property Trust, Inc. 485,977 9,243,283 (20,625) (0.5)
Cornerstone OnDemand, Inc. 184,495 10,564,184 119,431 3.0
Covanta Holding Corp. 622,881 12,532,366 107,883 2.7
Domtar Corp. 194,681 10,617,902 7,497 0.2
First Midwest Bancorp, Inc. 411,987 7,831,873 (222,979) (5.5)
Five9, Inc. 62,069 9,914,902 (1,937,549) (47.9)
Flagstar Bancorp, Inc. 262,935 13,351,839 1,297,909 32.1
Forterra, Inc. 464,857 10,952,031 65,338 1.6
Hill-Rom Holdings, Inc. 68,247 10,237,050 (111,504) (2.8)
IHS Markit Ltd. 163,679 19,088,245 2,636,169 65.1
Inovalon Holdings, Inc. 318,286 12,823,743 (5,794) (0.1)
Investors Bancorp, Inc. 1,394,298 21,067,843 1,395,593 34.5
Kadmon Holdings, Inc. 1,692,275 14,739,715 (640,047) (15.8)
Kansas City Southern 24,554 6,645,295 485,999 12.0
Kraton Corp. 157,223 7,175,658 39,214 1.0
Magellan Health, Inc. 97,706 9,238,102 118,813 2.9
Medallia, Inc. 311,364 10,545,899 82,636 2.0
MGM Growth Properties LLC 169,178 6,479,517 (274,450) (6.8)
Nuance Communications, Inc. 190,033 10,459,416 387,056 9.6
People's United Financial, Inc. 875,373 15,292,766 (751,068) (18.6)
PNM Resources, Inc. 351,382 17,386,381 286,933 7.1
PPD, Inc. 284,602 13,316,528 147,754 3.6
Sanderson Farms, Inc. 59,700 11,235,540 (449,697) (11.1)
Santander Consumer USA Holdings, Inc. 199,621 8,324,196 138,295 3.4
Sportsman's Warehouse Holdings, Inc. 625,473 11,008,325 24,396 0.6
Stamps.com, Inc. 27,928 9,210,375 201,625 5.0
Sterling Bancorp 365,511 9,123,155 765,018 18.9

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
VEREIT, Inc. 218,522 9,883,750 (584,323) (14.4)
Welbilt, Inc. 431,034 10,017,230 1,176,071 29.1
Xilinx, Inc. 120,814 18,241,706 2,261,399 55.9
Short Positions
Common Stocks
United States
Advanced Micro Devices, Inc. (208,211) (21,424,912) (2,817,781) (69.6)
Apollo Global Management, Inc. (90,933) (5,600,563) (1,201,961) (29.7)
BancorpSouth Bank (206,879) (6,160,857) 59,206 1.5
Citizens Financial Group, Inc. (414,107) (19,454,747) (1,466,656) (36.2)
M&T Bank Corp. (103,294) (15,425,926) 892,778 22.1
New York Community Bancorp, Inc. (1,055,710) (13,586,988) (1,030,127) (25.4)
Old National Bancorp (467,028) (7,916,125) 267,309 6.6
Realty Income Corp. (154,058) (9,992,202) 660,810 16.3
S&P Global, Inc. (46,452) (19,736,990) (2,618,963) (64.7)
VICI Properties, Inc. (230,972) (6,561,915) 406,206 10.0
Webster Financial Corp. (169,271) (9,218,499) (686,808) (17.0)
Zoom Video Communications, Inc. (34,343) (8,980,694) 3,275,051 80.9

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
September 30, 2021 (Unaudited)
(a) For the period ended September 30, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of September 30, 2021.
(c) Represents less than 0.05% of net assets.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 65.5%
AQR Diversified Arbitrage Fund,
Class R6 (a) 324,539 3,965,863
AQR Equity Market Neutral Fund,
Class R6 (a) 564,134 3,965,863
AQR Global Macro Fund, Class
R6 (a) 306,229 2,915,304
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 421,896 2,915,303
AQR Style Premia Alternative
Fund, Class R6 (a) 446,249 3,440,583
TOTAL ALTERNATIVE FUNDS
(Cost $16,436,005) 17,202,916
ASSET ALLOCATION FUNDS - 32.5%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $7,341,597) 792,553 8,535,798
TOTAL INVESTMENT COMPANIES
(Cost $23,777,602) 25,738,714
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 0.01% (b)
(Cost $531,548) 531,626 531,548
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $24,309,150) 26,270,262
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% (c) 10,372
NET ASSETS - 100.0% 26,280,634
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 3,965,863 15.1%
Event Driven 3,965,863 15.1
Global Flex Allocation 8,535,798 32.5
Global Macro 2,915,304 11.1
Managed Futures 2,915,303 11.1
Multi-Alternative 3,440,583 13.1
Short-Term Investments 531,548 2.0
Total Investments In Securities
At Value 26,270,262 100.0
Other Assets in Excess of
Liabilities 10,372 0.0(c )
Net Assets
$ 26,280,634 100.0%
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2021
Shares
Held At
9/30/2021
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 65.5%
AQR Diversified
Arbitrage Fund $ 3,107,603 $ 858,052 $ (216,678) $ (1,276) $ 218,162 $ 3,965,863 324,539 $ – $ –
AQR Equity Market
Neutral Fund 3,107,603 957,422 (442,795) (66,669) 410,302 3,965,863 564,134 – –
AQR Global Macro
Fund 2,286,738 813,418 (149,269) (3,181) (32,402) 2,915,304 306,229 – –
AQR Managed
Futures Strategy HV
Fund 2,284,396 800,600 (149,269) (14,013) (6,411) 2,915,303 421,896 – –
AQR Style Premia
Alternative Fund 2,696,000 793,346 (614,771) 13,942 552,066 3,440,583 446,249 – –
(71,197) 1,141,717 17,202,916 – –
ASSET ALLOCATION FUNDS - 32.5%
AQR Multi-Asset
Fund 6,688,549 2,065,808 (942,288) 18,640 705,089 8,535,798 792,553 – –
TOTAL $(52,557) $1,846,806 $25,738,714 $– $–
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
September 30, 2021 (Unaudited)
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 98.0%
COMMON STOCKS - 6.2%
Belgium - 0.0% (a)
Proximus SADP (b) 803 15,935
Italy - 4.8%
A2A SpA 24,544 50,294
Assicurazioni Generali SpA (b) 4,187 88,677
Atlantia SpA *(b) 1,727 32,591
Azimut Holding SpA (b) 4,073 111,574
Banca Generali SpA * 3,319 145,058
Banco BPM SpA 82,981 259,627
Buzzi Unicem SpA 12,716 288,836
Eni SpA (b) 5,774 76,997
Hera SpA 46,013 187,596
Italgas SpA 25,872 165,431
Prysmian SpA (b) 6,031 210,654
Telecom Italia SpA (b) 486,603 190,267
UniCredit SpA 38,203 505,568
Unipol Gruppo SpA 23,409 136,048
2,449,218
—
Spain - 0.1%
Enagas SA (b) 1,848 41,070
United Kingdom - 0.5%
CNH Industrial NV 14,210 238,857
United States - 0.8%
Stellantis NV 20,131 383,116
TOTAL COMMON STOCKS
(Cost $2,493,192) 3,128,196
SHORT-TERM INVESTMENTS - 91.8%
INVESTMENT COMPANIES - 41.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(c)(d) 1,741,844 1,741,844
Limited Purpose Cash Investment
Fund, 0.01% (1)(c) 19,081,608 19,073,975
TOTAL INVESTMENT COMPANIES
(Cost $20,815,819) 20,815,819
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 50.7%
U.S. Treasury Bills
0.03%, 10/7/2021 (e) $ 5,960,000 5,959,963
0.04%, 10/14/2021 (e)(f) 8,815,000 8,814,913
0.04%, 10/21/2021 (e)(f) 3,460,000 3,459,849
0.03%, 10/28/2021 (e)(f) 3,899,000 3,898,806
0.03%, 11/18/2021 (e)(f) 2,525,000 2,524,903
0.03%, 11/26/2021 (e)(f) 130,000 129,992
0.05%, 12/23/2021 (e)(f) 841,000 840,929
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,629,453) 25,629,355
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,445,272) 46,445,174
TOTAL LONG POSITIONS
(Cost $48,938,464) 49,573,370
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (6.1)%
COMMON STOCKS - (6.1)%
Italy - (6.0)%
Amplifon SpA (1,622) (77,086)
Brembo SpA (601) (7,572)
Davide Campari-Milano NV (3,766) (52,902)
DiaSorin SpA (340) (71,200)
Enel SpA (16,005) (122,842)
Ferrari NV (2,351) (490,653)
FinecoBank Banca Fineco SpA * (22,243) (401,750)
Infrastrutture Wireless Italiane SpA
(g) (24,067) (268,059)
Intesa Sanpaolo SpA (40,679) (115,162)
Leonardo SpA * (12,290) (100,510)
Mediobanca Banca di Credito
Finanziario SpA * (32,070) (385,835)
Moncler SpA (1,967) (119,969)
Nexi SpA *(g) (19,723) (367,788)
Pirelli & C SpA (g) (5,741) (33,586)
Recordati Industria Chimica e
Farmaceutica SpA (957) (55,467)
Saipem SpA * (43,077) (105,707)
Salvatore Ferragamo SpA * (2,302) (46,951)
Snam SpA (15,939) (88,173)
Terna - Rete Elettrica Nazionale (14,996) (106,424)
(3,017,636)
—
United States - (0.1)%
Tenaris SA (4,403) (46,316)
TOTAL COMMON STOCKS
(Proceeds $(3,075,980)) (3,063,952)
TOTAL SHORT POSITIONS
(Proceeds $(3,075,980)) (3,063,952)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.9%
(Cost $45,862,484) 46,509,418
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.1% (h) 4,080,153
NET ASSETS - 100.0% 50,589,571

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (61,857) (0.1) %
Consumer Discretionary (315,616) (0.6)
Consumer Staples (52,902) (0.1)
Energy (75,025) (0.2)
Financials 343,804 0.7
Health Care (203,754) (0.4)
Industrials 381,592 0.7
Information Technology (367,788) (0.7)
Materials 288,836 0.6
Utilities 126,954 0.2
Short-Term Investments 46,445,174 91.8
Total Investments In Securities
At Value 46,509,418 91.9
Other Assets in Excess of
Liabilities (h ) 4,080,153 8.1
Net Assets
$ 50,589,571 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $761,327. In addition,
$4,468,951 of cash collateral was pledged.
(c) Represents 7-day effective yield as of September 30, 2021.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $(669,433), which represents approximately (1.32)% of net assets of the fund.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 3 12/2021 USD $ 644,663 $ (4,219)
$ (4,219)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 126 USD 14 CITI 12/15/2021 $ –
SEK 124 USD 14 JPMC 12/15/2021 –
USD 88 CAD 111 CITI 12/15/2021 –
USD 87 CAD 110 JPMC 12/15/2021 –
USD 316 DKK 2,000 CITI 12/15/2021 4
USD 316 DKK 2,000 JPMC 12/15/2021 4
USD 76,884 EUR 65,508 CITI 12/15/2021 884
USD 76,865 EUR 65,492 JPMC 12/15/2021 883
USD 12,849 HKD 100,000 CITI 12/15/2021 1
USD 12,849 HKD 100,000 JPMC 12/15/2021 1
USD 43 NOK 376 CITI 12/15/2021 –
USD 43 NOK 374 JPMC 12/15/2021 –
Total unrealized appreciation 1,777
CHF 501 USD 548 CITI 12/15/2021 (9)
CHF 499 USD 546 JPMC 12/15/2021 (9)
EUR 50,008 USD 59,153 CITI 12/15/2021 (1,136)
EUR 49,992 USD 59,134 JPMC 12/15/2021 (1,135)
SEK 378 USD 44 CITI 12/15/2021 –
SEK 372 USD 43 JPMC 12/15/2021 –
USD 29 CAD 37 CITI 12/15/2021 –
USD 28 CAD 36 JPMC 12/15/2021 –
USD 580 EUR 500 CITI 12/15/2021 –
USD 580 EUR 500 JPMC 12/15/2021 –
USD 12,838 HKD 100,000 CITI 12/15/2021 (10)
USD 12,838 HKD 100,000 JPMC 12/15/2021 (10)
USD 126 NOK 1,127 CITI 12/15/2021 (3)
USD 125 NOK 1,123 JPMC 12/15/2021 (3)
Total unrealized depreciation (2,315)
Net unrealized depreciation $ (538)
Total Return Basket Swaps Outstanding at September 30, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.20%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
60 months
maturity
08/27/2026 $65,879 $3,006 $1,171 $4,177

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-3.45% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
43-62 months
maturity
ranging from
04/23/2025
- 10/02/2026 $6,964,767 $15,953 $(108,063) $(92,110)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 3,201 107,079 (5,895) 6.4
Adecco Group AG (Registered) 5,558 278,488 (9,121) 9.9
Baloise Holding AG (Registered) 689 104,514 (524) 0.6
BKW AG 1,046 112,926 (2,657) 2.9
Bucher Industries AG (Registered) 205 97,336 (2,236) 2.4
Cie Financiere Richemont SA (Registered) 954 98,913 (2,923) 3.2
DKSH Holding AG 1,834 143,454 (889) 1.0
dormakaba Holding AG 115 83,430 3,171 (3.4)
Emmi AG (Registered) 31 32,033 (1,368) 1.5
Galenica AG 2,585 182,361 (17,582) 19.1
Geberit AG (Registered) 118 86,636 (7,609) 8.3
Georg Fischer AG (Registered) 46 68,124 (5,433) 5.9
Holcim Ltd. 5,430 261,645 (10,486) 11.4
Kuehne + Nagel International AG (Registered) 229 78,181 (9,154) 9.9
Novartis AG (Registered) 4,197 344,151 (4,290) 4.7
OC Oerlikon Corp. AG (Registered) 9,924 108,137 (6,048) 6.6
Roche Holding AG 413 150,733 (952) 1.0
SGS SA (Registered) 4 11,643 (553) 0.6
Sonova Holding AG (Registered) 253 95,611 (7,360) 8.0
Swatch Group AG (The) 760 198,270 (13,475) 14.6
Swiss Life Holding AG (Registered) 101 50,891 (706) 0.8
Swisscom AG (Registered) 48 27,623 23 (0.0)
Tecan Group AG (Registered) 174 98,551 (8,970) 9.7
UBS Group AG (Registered) 22,988 366,926 (10,381) 11.3
United States
Swiss Re AG 515 43,955 (592) 0.6
Short Positions
Common Stocks
Austria
ams AG (6,432) (116,666) 916 (1.0)
Switzerland
Alcon, Inc. (987) (79,918) 3,059 (3.3)
Bachem Holding AG (Registered) (171) (130,678) 11,785 (12.8)
Chocoladefabriken Lindt & Spruengli AG (30) (335,426) 22,036 (23.9)
Credit Suisse Group AG (Registered) (7,587) (74,931) 2,417 (2.6)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Dufry AG (Registered) (4,990) (280,320) (50,958) 55.3
EMS-Chemie Holding AG (Registered) (197) (186,130) 12,822 (13.9)
Flughafen Zurich AG (Registered) (588) (104,760) (6,480) 7.0
Givaudan SA (Registered) (43) (196,041) 11,001 (11.9)
Helvetia Holding AG (Registered) (647) (70,188) (975) 1.1
Idorsia Ltd. (6,975) (168,168) 1,665 (1.8)
Logitech International SA (Registered) (503) (44,750) 1,971 (2.1)
Lonza Group AG (Registered) (147) (110,266) 8,427 (9.1)
Medmix AG (403) (19,027) 199 (0.2)
Nestle SA (Registered) (2,619) (315,563) 5,654 (6.1)
Partners Group Holding AG (114) (177,913) 18,312 (19.9)
Schindler Holding AG (349) (93,696) 10,236 (11.1)
SIG Combibloc Group AG (5,472) (145,498) 15,405 (16.7)
Sika AG (Registered) (1,658) (524,215) 52,070 (56.5)
Stadler Rail AG (655) (27,396) (484) 0.5
Straumann Holding AG (Registered) (67) (120,162) 14,899 (16.2)
Sulzer AG (Registered) (403) (38,248) 33 (0.0)
VAT Group AG (69) (27,232) 3,954 (4.3)
Vifor Pharma AG (960) (124,432) 431 (0.5)
Zurich Insurance Group AG (514) (210,185) 3,557 (3.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
43-62 months
maturity
ranging from
04/24/2025
- 09/10/2026 $3,687,064 $10,199 $(15,696) $(5,497)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 173 468,327 (59,885) 1089.4
Carlsberg A/S 1,592 259,724 9,748 (177.3)
Coloplast A/S 645 100,854 (7,249) 131.9
Demant A/S 631 31,797 (1,822) 33.1
DSV A/S 650 155,587 (13,442) 244.5
Genmab A/S 431 188,313 7,070 (128.6)
GN Store Nord A/S 1,391 96,206 (8,916) 162.2
H Lundbeck A/S 6,168 167,602 4,172 (75.9)
Novo Nordisk A/S 395 38,074 (1,003) 18.3
Pandora A/S 1,811 219,855 (16,844) 306.4
Royal Unibrew A/S 496 59,660 (27) 0.5

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (9,998) (295,657) 38,773 (705.4)
Chr Hansen Holding A/S (3,328) (271,838) 8,614 (156.7)
ISS A/S (1,954) (41,301) 362 (6.6)
Novozymes A/S (3,249) (222,723) 22,590 (410.9)
Orsted A/S (2,051) (270,352) 9,710 (176.6)
ROCKWOOL International A/S (302) (128,981) 21,419 (389.6)
SimCorp A/S (720) (85,071) 5,524 (100.5)
Tryg A/S (6,985) (158,342) 7,970 (145.0)
Vestas Wind Systems A/S (10,641) (426,800) (16,565) 301.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
43-62 months
maturity
ranging from
04/23/2025
- 10/01/2026 $10,036,192 $58,850 $(49,617) $9,233
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 2,480 122,811 6,610 71.6
Etablissements Franz Colruyt NV 1,909 97,382 (7,625) (82.6)
Proximus SADP 11,080 219,877 3,267 35.4
Solvay SA 1,001 124,172 2,225 24.1
Telenet Group Holding NV 2,305 88,009 3,231 35.0
UCB SA 984 110,186 4,769 51.7
Finland
Huhtamaki OYJ 2,776 124,834 (13,403) (145.2)
Kone OYJ 2,287 160,658 (7,013) (76.0)
Nokian Renkaat OYJ 3,880 138,646 (813) (8.8)
Valmet OYJ 2,791 100,766 (5,168) (56.0)
Netherlands
Aegon NV 18,972 97,931 3,252 35.2
ASML Holding NV 402 300,318 (40,112) (434.4)
ASR Nederland NV 5,113 233,896 1,215 13.2
Koninklijke Ahold Delhaize NV 10,830 360,619 5,526 59.8
Koninklijke KPN NV 27,145 85,419 (1,228) (13.3)
Koninklijke Philips NV 2,335 103,737 (4,474) (48.5)
NN Group NV 3,561 186,533 2,223 24.1
Randstad NV 1,987 133,779 (3,363) (36.4)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands (continued)
Signify NV 5,080 254,288 (2,858) (30.9)
Spain
Acerinox SA 17,349 222,364 (11,368) (123.1)
CaixaBank SA 28,033 86,931 3,328 36.0
Enagas SA 6,080 135,123 4,207 45.6
Endesa SA 9,768 196,996 (9,173) (99.4)
Fluidra SA 3,463 137,283 (5,174) (56.0)
Iberdrola SA 10,603 106,671 (6,582) (71.3)
Red Electrica Corp. SA 8,958 179,718 2,312 25.0
Repsol SA 21,282 277,806 24,680 267.3
Telefonica SA 44,994 211,138 (5,552) (60.1)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (2,761) (156,597) (270) (2.9)
Elia Group SA/NV (1,281) (153,080) 2,146 23.2
Galapagos NV (1,639) (85,992) 2,700 29.2
China
Prosus NV (3,887) (311,120) (1,180) (12.8)
Finland
Elisa OYJ (1,569) (97,488) 786 8.5
Neste OYJ (4,527) (255,379) 11,572 125.3
Sampo OYJ (5,372) (265,596) 2,579 27.9
Netherlands
Argenx SE (1,246) (376,520) 27,899 302.2
Heineken NV (1,517) (158,337) 565 6.1
IMCD NV (617) (118,082) 3,320 36.0
Koninklijke DSM NV (1,179) (235,772) 16,207 175.5
Koninklijke Vopak NV (2,739) (107,923) 3,462 37.5
Wolters Kluwer NV (1,680) (178,074) 9,071 98.2
Spain
ACS Actividades de Construccion y Servicios SA (10,788) (292,233) (7,757) (84.0)
Aena SME SA (641) (110,856) (11,312) (122.5)
Amadeus IT Group SA (4,230) (278,215) (19,583) (212.1)
Banco Bilbao Vizcaya Argentaria SA (19,002) (125,425) (340) (3.7)
Bankinter SA (21,088) (123,389) (1,878) (20.3)
Cellnex Telecom SA (5,954) (367,600) 33,152 359.1
Ferrovial SA (10,822) (315,880) (9,141) (99.0)
Naturgy Energy Group SA (8,963) (225,607) (1,548) (16.8)
United Kingdom
Just Eat Takeaway.com NV (4,259) (311,180) 54,755 593.0

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
43-58 months
maturity
ranging from
04/24/2025
- 04/09/2026 $2,137,360 $98,642 $(8,820) $89,822
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 7,498 371,423 24,370 27.1
Norway
Equinor ASA 8,065 205,100 17,626 19.6
Leroy Seafood Group ASA 11,752 97,141 (1,834) (2.0)
Norsk Hydro ASA 8,110 60,533 (407) (0.5)
Orkla ASA 30,394 278,962 7,197 8.0
Telenor ASA 5,252 88,402 625 0.7
United Kingdom
Subsea 7 SA 6,607 57,251 10,082 11.2
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (1,592) (131,633) 4,601 5.1
France
Adevinta ASA (10,165) (174,192) 7,215 8.0
Norway
Gjensidige Forsikring ASA (3,856) (85,403) 1,804 2.0
Mowi ASA (8,147) (206,989) 10,156 11.3
Salmar ASA (1,089) (72,261) 951 1.1
Schibsted ASA (3,131) (148,622) 7,847 8.7
TOMRA Systems ASA (3,048) (159,448) 8,409 9.4

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.80% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
04/24/2025
- 09/23/2026 $5,528,402 $101,835 $13,907 $115,742
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 532 19,267 112 0.1
Sweden
Axfood AB 949 22,689 (776) (0.7)
Boliden AB 3,191 102,177 (1,569) (1.4)
Electrolux AB 6,375 147,286 (1,898) (1.6)
Getinge AB 11,645 464,262 (26,890) (23.2)
H & M Hennes & Mauritz AB 8,138 164,726 3,428 3.0
Hexpol AB 414 4,708 (177) (0.2)
Husqvarna AB 15,990 191,017 (28,335) (24.5)
ICA Gruppen AB 1,930 88,548 (1,502) (1.3)
Indutrade AB 165 4,588 (60) (0.1)
Lifco AB 850 22,830 (2,137) (1.8)
Saab AB 7,152 202,470 5,188 4.5
Securitas AB 7,900 125,038 2,201 1.9
Skanska AB 2,561 64,249 (4,224) (3.6)
SKF AB 7,920 186,763 2,998 2.6
SSAB AB 23,358 114,588 (7,465) (6.4)
Svenska Handelsbanken AB 26,705 299,080 8,819 7.6
Swedbank AB 9,183 185,172 6,322 5.5
Swedish Orphan Biovitrum AB 7,213 194,540 (3,289) (2.8)
Telefonaktiebolaget LM Ericsson 18,691 210,964 1,020 0.9
Trelleborg AB 6,638 140,920 (8,399) (7.3)
Volvo AB 2,220 49,565 1,152 1.0
Short Positions
Common Stocks
Finland
Nordea Bank Abp (3,295) (42,460) (838) (0.7)
Sweden
AAK AB (1,074) (23,103) 1,094 0.9
Alfa Laval AB (1,706) (63,631) 2,674 2.3
Assa Abloy AB (2,149) (62,335) 4,041 3.5
Atlas Copco AB (3,667) (221,434) 27,578 23.8
BillerudKorsnas AB (3,897) (74,231) 1,389 1.2
Elekta AB (751) (8,410) 565 0.5
Embracer Group AB (17,308) (166,666) 17,316 15.0

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Epiroc AB (4,506) (93,678) 2,638 2.3
EQT AB (5,322) (220,989) 17,714 15.3
Essity AB (2,084) (64,633) (839) (0.7)
Evolution AB (822) (124,483) 11,888 10.3
Hexagon AB (12,002) (185,647) 16,084 13.9
Holmen AB (1,643) (72,158) 3,625 3.1
Nibe Industrier AB (11,127) (139,830) 18,086 15.6
Sandvik AB (323) (7,379) 447 0.4
Sinch AB (16,868) (327,104) 22,441 19.4
Skandinaviska Enskilda Banken AB (14,506) (204,438) (830) (0.7)
Svenska Cellulosa AB SCA (10,892) (168,805) 1,747 1.5
Sweco AB (3,522) (55,600) 4,363 3.8
Swedish Match AB (9,338) (81,770) 5,690 4.9
Tele2 AB (3,550) (52,564) (525) (0.5)
Telia Co. AB (14,976) (61,607) 968 0.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.25% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
10/25/2021
- 11/25/2022 $9,145,569 $53,672 $133,719 $187,391
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 2,966 113,479 (476) (0.3)
Atco Ltd. 4,507 144,576 (541) (0.3)
Canadian Tire Corp. Ltd. 975 136,435 (9,727) (5.2)
CI Financial Corp. 6,354 128,976 (3,262) (1.7)
Empire Co. Ltd. 4,406 134,274 132 0.1
Fairfax Financial Holdings Ltd. 560 226,065 (3,556) (1.9)
Finning International, Inc. 8,762 216,179 (1,728) (0.9)
iA Financial Corp., Inc. 2,091 118,632 280 0.1
Imperial Oil Ltd. 3,254 102,840 3,246 1.7
Kinross Gold Corp. 29,144 156,235 2,764 1.5
Loblaw Cos. Ltd. 1,448 99,369 2,718 1.5
Magna International, Inc. 3,743 281,685 (11,428) (6.1)
Manulife Financial Corp. 9,376 180,473 (4,143) (2.2)
Nutrien Ltd. 1,363 88,467 (1,516) (0.8)
Onex Corp. 2,572 181,823 (3,406) (1.8)
Quebecor, Inc. 4,714 113,924 (301) (0.2)
Stantec, Inc. 2,921 137,217 (3,459) (1.8)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Suncor Energy, Inc. 4,994 103,539 (984) (0.5)
TFI International, Inc. 771 78,877 (2,854) (1.5)
Toromont Industries Ltd. 1,013 84,561 (525) (0.3)
Tourmaline Oil Corp. 3,284 114,730 898 0.5
West Fraser Timber Co. Ltd. 1,287 108,398 (879) (0.5)
Chile
Lundin Mining Corp. 14,074 101,227 (2,650) (1.4)
United States
BRP, Inc. 1,576 145,879 (9,032) (4.8)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (5,241) (197,293) 5,073 2.7
Canada
Air Canada (10,942) (199,817) 10,622 5.7
Algonquin Power & Utilities Corp. (14,197) (208,146) 6,733 3.6
AltaGas Ltd. (5,631) (111,100) 930 0.5
Ballard Power Systems, Inc. (20,372) (285,974) 21,359 11.4
BCE, Inc. (3,899) (195,319) 2,456 1.3
Boralex, Inc. (2,928) (86,458) (1,062) (0.6)
Brookfield Asset Management, Inc. (5,405) (289,624) 9,756 5.2
CAE, Inc. (2,682) (80,125) 590 0.3
Cameco Corp. (7,094) (154,135) (5,950) (3.2)
Canada Goose Holdings, Inc. (3,323) (118,664) 12,045 6.4
Canadian National Railway Co. (829) (96,069) 990 0.5
Canopy Growth Corp. (9,929) (137,576) 8,120 4.3
Dollarama, Inc. (2,359) (102,324) 3,628 1.9
Element Fleet Management Corp. (11,231) (113,321) (525) (0.3)
Emera, Inc. (4,412) (199,804) 701 0.4
Franco-Nevada Corp. (1,426) (185,258) (7) (0.0)
Innergex Renewable Energy, Inc. (12,416) (198,993) 208 0.1
Keyera Corp. (6,514) (163,904) 767 0.4
National Bank of Canada (1,133) (87,019) 234 0.1
Restaurant Brands International, Inc. (2,993) (183,370) 4,805 2.6
Royal Bank of Canada (817) (81,294) 1,245 0.7
Saputo, Inc. (5,818) (147,953) 198 0.1
TC Energy Corp. (2,432) (117,049) 5,219 2.8
TMX Group Ltd. (1,208) (130,271) 3,586 1.9
WSP Global, Inc. (675) (80,823) 1,659 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
08/25/2023
- 09/29/2023 $1,100,390 $(234) $(77,338) $(77,572)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 10,560 32,624 660 (0.9)
Yangzijiang Shipbuilding Holdings Ltd. 316,516 318,675 (7,685) 9.9
Singapore
ComfortDelGro Corp. Ltd. 39,614 43,799 (548) 0.7
Genting Singapore Ltd. 92,219 48,622 (1,978) 2.5
Oversea-Chinese Banking Corp. Ltd. 1,300 10,947 (178) 0.2
SATS Ltd. 6,200 18,847 (149) 0.2
United Overseas Bank Ltd. 2,600 49,186 (168) 0.2
Short Positions
Common Stocks
Singapore
City Developments Ltd. (11,638) (58,901) 1,610 (2.1)
DBS Group Holdings Ltd. (4,135) (91,626) (260) 0.3
Keppel Corp. Ltd. (34,300) (130,983) 2,653 (3.4)
Singapore Airlines Ltd. (35,300) (129,996) 1,558 (2.0)
Singapore Technologies Engineering Ltd. (4,306) (12,020) 253 (0.3)
Singapore Telecommunications Ltd. (64,500) (116,117) 3,116 (4.0)
UOL Group Ltd. (2,600) (13,074) 387 (0.5)
Venture Corp. Ltd. (1,900) (24,973) 495 (0.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-2.50% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
22-24 months
maturity
07/20/2023 $5,067,403 $9,949 $30,817 $40,766
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 4,763 42,895 (1,782) (4.4)
AMP Ltd. 73,351 51,722 (641) (1.6)
Ampol Ltd. 2,153 42,968 883 2.2
Ansell Ltd. 1,670 40,577 (2,913) (7.1)
Aurizon Holdings Ltd. 67,613 183,058 (2,745) (6.7)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Australia & New Zealand Banking Group Ltd. 2,777 55,769 153 0.4
BlueScope Steel Ltd. 15,050 218,068 (30,961) (75.9)
Brambles Ltd. 10,001 76,902 (3,951) (9.7)
carsales.com Ltd. 1,763 31,645 (1,431) (3.5)
Coles Group Ltd. 7,012 85,175 (568) (1.4)
Fortescue Metals Group Ltd. 9,177 97,754 (3,307) (8.1)
Harvey Norman Holdings Ltd. 44,448 159,390 (3,241) (8.0)
JB Hi-Fi Ltd. 6,125 199,152 (2,946) (7.2)
Mineral Resources Ltd. 2,991 94,923 (9,198) (22.6)
Newcrest Mining Ltd. 4,381 72,627 (2,653) (6.5)
Sonic Healthcare Ltd. 2,663 76,959 (4,100) (10.1)
South32 Ltd. 46,850 116,260 1,431 3.5
Suncorp Group Ltd. 15,735 139,916 (2,068) (5.1)
Tabcorp Holdings Ltd. 20,175 70,100 (955) (2.3)
Telstra Corp. Ltd. 66,481 186,286 (2,024) (5.0)
Treasury Wine Estates Ltd. 8,910 78,568 746 1.8
Worley Ltd. 4,475 31,482 299 0.7
Short Positions
Common Stocks
Australia
Alumina Ltd. (88,086) (131,151) 1,922 4.7
APA Group (15,964) (99,437) 4,436 10.9
AusNet Services Ltd. (65,591) (118,724) (24,931) (61.2)
Cochlear Ltd. (759) (118,755) 12,046 29.5
Commonwealth Bank of Australia (959) (71,168) 149 0.4
CSL Ltd. (230) (48,054) 3,397 8.3
Domino's Pizza Enterprises Ltd. (644) (73,660) (3) (0.0)
IDP Education Ltd. (6,384) (154,576) (5,326) (13.1)
IGO Ltd. (9,532) (59,739) 4,606 11.3
Insurance Australia Group Ltd. (27,321) (95,412) 4,385 10.8
Lendlease Corp. Ltd. (13,195) (101,450) 8,082 19.8
Macquarie Group Ltd. (1,288) (166,405) 1,339 3.3
Magellan Financial Group Ltd. (4,340) (108,937) 14,865 36.5
Medibank Pvt Ltd. (20,236) (51,667) 128 0.3
Northern Star Resources Ltd. (14,147) (86,645) 7,169 17.6
Orica Ltd. (14,020) (136,939) (13,410) (32.9)
OZ Minerals Ltd. (2,888) (46,368) 2,276 5.6
Pilbara Minerals Ltd. (74,891) (107,923) 15,235 37.4
Pro Medicus Ltd. (1,545) (59,937) 6,158 15.1
Qantas Airways Ltd. (18,915) (76,284) (709) (1.7)
Qube Holdings Ltd. (21,908) (51,267) 2,191 5.4
REA Group Ltd. (448) (50,459) 427 1.0
SEEK Ltd. (2,847) (62,586) 445 1.1
Sydney Airport (23,386) (137,342) 3,015 7.4
Transurban Group (16,190) (163,171) 2,830 6.9
Woolworths Group Ltd. (1,474) (41,402) 222 0.5
New Zealand
Xero Ltd. (454) (44,550) 5,793 14.2
United States
James Hardie Industries plc (3,172) (112,515) 11,239 27.6

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-4.25% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
23-24 months
maturity
08/21/2023 $17,429,283 $176,375 $142,652 $319,027
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Atos SE 3,681 195,542 1,464 0.5
Carrefour SA 12,011 215,254 10,793 3.4
Cie de Saint-Gobain 3,459 232,780 (7,243) (2.3)
Eiffage SA 1,434 144,930 3,568 1.1
Electricite de France SA 21,299 267,646 4,787 1.5
Eutelsat Communications SA 12,058 165,811 26,780 8.4
Ipsen SA 2,763 263,286 (221) (0.1)
La Francaise des Jeux SAEM 4,314 221,814 (1,737) (0.5)
Publicis Groupe SA 5,561 373,576 12,257 3.8
Rexel SA 13,666 263,318 (6,617) (2.1)
Rubis SCA 6,816 235,991 274 0.1
SEB SA 1,171 164,742 (8,656) (2.7)
Sodexo SA 3,225 281,851 16,753 5.3
Thales SA 1,572 152,414 5,467 1.7
Germany
Aurubis AG 2,196 164,915 (501) (0.2)
Brenntag SE 2,883 267,815 (10,644) (3.3)
Covestro AG 4,962 338,164 10,621 3.3
Deutsche Bank AG (Registered) 24,044 305,545 (1,190) (0.4)
Deutsche Post AG (Registered) 4,605 288,779 (25,418) (8.0)
Rheinmetall AG 2,040 199,264 14,939 4.7
Uniper SE 3,738 155,611 3,448 1.1
Wacker Chemie AG 913 169,833 8,136 2.6
Luxembourg
Eurofins Scientific SE 1,681 215,826 (28,842) (9.0)
Switzerland
STMicroelectronics NV 4,375 191,020 (5,782) (1.8)
Short Positions
Common Stocks
France
Accor SA (5,757) (205,279) (15,411) (4.8)
Aeroports de Paris (2,353) (299,680) (23,578) (7.4)
Air Liquide SA (1,232) (197,317) 7,620 2.4
Alstom SA (13,323) (505,378) (8,671) (2.7)
AXA SA (5,470) (151,591) (5,293) (1.7)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Danone SA (2,905) (198,057) 1,576 0.5
Engie SA (21,307) (278,764) 13,143 4.1
Getlink SE (12,144) (189,709) (959) (0.3)
L'Oreal SA (617) (255,317) 17,802 5.6
LVMH Moet Hennessy Louis Vuitton SE (219) (156,862) 3,227 1.0
Pernod Ricard SA (1,510) (332,899) (9,362) (2.9)
Remy Cointreau SA (1,597) (309,856) (5,243) (1.6)
Safran SA (1,466) (185,421) (6,768) (2.1)
Worldline SA (2,445) (186,373) 6,304 2.0
Germany
Carl Zeiss Meditec AG (1,369) (262,235) 47,142 14.8
CTS Eventim AG & Co. KGaA (2,261) (170,117) (17,796) (5.6)
Evotec SE (4,603) (218,260) 17,448 5.5
Fraport AG Frankfurt Airport Services Worldwide (3,087) (213,728) (21,285) (6.7)
Hannover Rueck SE (1,559) (271,486) 14,032 4.4
Nemetschek SE (1,385) (144,663) (6,083) (1.9)
Rational AG (211) (198,208) 14,327 4.5
Siemens Healthineers AG (2,705) (175,434) 8,267 2.6
TeamViewer AG (5,718) (167,284) 19,964 6.3
Netherlands
Universal Music Group NV (5,727) (153,342) (4,079) (1.3)
Saudi Arabia
Delivery Hero SE (2,947) (375,905) 44,150 13.8
United States
Schneider Electric SE (1,452) (241,836) 15,284 4.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.83% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
22-24 months
maturity
07/19/2023 $15,699,678 $11,041 $245,480 $256,521
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 33,892 159,432 10,194 4.0
Rio Tinto plc 6,142 402,621 3,291 1.3
Austria
Mondi plc 5,816 142,527 (6,738) (2.6)
Netherlands
Royal Dutch Shell plc 8,460 188,143 22,809 8.9

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Russia
Evraz plc 34,256 271,787 1,418 0.6
South Africa
Anglo American plc 9,001 315,473 1,874 0.7
United Kingdom
Barclays plc 125,881 319,861 10,065 3.9
Barratt Developments plc 25,061 221,534 (7,831) (3.1)
BP plc 78,530 357,693 35,781 13.9
Centrica plc 204,490 155,281 13,554 5.3
DCC plc 3,388 282,444 (4,215) (1.6)
DS Smith plc 26,054 143,889 (15,626) (6.1)
IMI plc 7,136 159,610 (13,839) (5.4)
Imperial Brands plc 15,964 333,913 3,517 1.4
Inchcape plc 15,936 174,139 (7,871) (3.1)
Indivior plc 135,994 395,428 15,085 5.9
JD Sports Fashion plc 9,587 134,731 (11,435) (4.5)
Kingfisher plc 55,390 250,024 (26,711) (10.4)
M&G plc 60,641 165,684 510 0.2
Man Group plc 75,760 208,547 (6,739) (2.6)
Marks & Spencer Group plc 74,240 182,231 (86) (0.0)
Royal Mail plc 62,855 355,465 (55,063) (21.5)
Sage Group plc (The) 28,022 266,816 (13,639) (5.3)
Spectris plc 3,216 166,909 (5,269) (2.1)
Tate & Lyle plc 28,600 266,590 7,426 2.9
Weir Group plc (The) 6,400 144,470 (2,414) (0.9)
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (6,754) (282,206) 38,846 15.1
AstraZeneca plc (1,922) (231,635) (22,962) (9.0)
Auto Trader Group plc (17,433) (137,480) 4,737 1.8
BT Group plc (103,948) (222,845) (4,273) (1.7)
Croda International plc (3,172) (363,439) 20,010 7.8
Diageo plc (6,176) (299,011) (11,290) (4.4)
easyJet plc (27,238) (240,480) (5,432) (2.1)
Experian plc (4,072) (170,577) 11,238 4.4
Halma plc (4,710) (179,656) 12,404 4.8
Hargreaves Lansdown plc (11,178) (214,625) 25 0.0
Informa plc (31,359) (230,613) (6,095) (2.4)
J Sainsbury plc (59,607) (228,461) (1,754) (0.7)
National Grid plc (17,117) (203,961) 18,651 7.3
NatWest Group plc (52,477) (158,211) (7,680) (3.0)
Ocado Group plc (30,488) (681,341) 16,140 6.3
Prudential plc (12,584) (244,198) 997 0.4
Reckitt Benckiser Group plc (3,918) (307,799) 1,923 0.7
RELX plc (5,336) (153,603) 4,363 1.7
Rentokil Initial plc (18,539) (145,583) 3,737 1.5
Rolls-Royce Holdings plc (176,209) (329,108) (66,869) (26.1)
Severn Trent plc (10,087) (353,137) 25,679 10.0
St James's Place plc (12,393) (249,995) 19,448 7.6
United Utilities Group plc (22,499) (292,832) 22,039 8.6
Whitbread plc (4,979) (221,382) (1,731) (0.7)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-2.75% to 0.45%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
23-24 months
maturity
07/20/2023 $3,174,972 $(81,992) $53,125 $(28,867)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 42,000 126,564 663 (2.3)
Chow Tai Fook Jewellery Group Ltd. 16,200 30,809 (2,522) 8.7
SITC International Holdings Co. Ltd. 10,000 35,584 (6,552) 22.7
Hong Kong
ASM Pacific Technology Ltd. 6,100 66,589 (5,828) 20.2
CK Asset Holdings Ltd. 11,728 67,668 (1,637) 5.7
CLP Holdings Ltd. 13,000 125,170 (1,163) 4.0
Henderson Land Development Co. Ltd. 4,000 15,274 (1,862) 6.4
HKT Trust & HKT Ltd. 46,000 62,896 (685) 2.4
Kerry Properties Ltd. 40,000 105,218 (16,247) 56.3
Man Wah Holdings Ltd. 38,400 56,147 (7,385) 25.6
New World Development Co. Ltd. 16,250 66,093 (6,234) 21.6
Sino Land Co. Ltd. 30,000 40,359 (515) 1.8
Sun Hung Kai Properties Ltd. 3,000 37,459 (3,158) 10.9
Swire Pacific Ltd. 9,500 56,212 (3,705) 12.8
WH Group Ltd. 154,500 110,011 (3,617) 12.5
Xinyi Glass Holdings Ltd. 18,000 53,695 (6,367) 22.1
United Kingdom
CK Hutchison Holdings Ltd. 54,000 360,241 (3,706) 12.8
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (111,900) (284,231) (8,618) 29.9
ESR Cayman Ltd. (59,200) (178,672) 3,101 (10.7)
Hong Kong
AIA Group Ltd. (16,800) (193,274) (3,837) 13.3
Hang Lung Properties Ltd. (50,000) (113,953) 461 (1.6)
Hang Seng Bank Ltd. (5,000) (85,644) 2,049 (7.1)
Hong Kong & China Gas Co. Ltd. (3,470) (5,243) 240 (0.8)
MTR Corp. Ltd. (46,949) (252,676) 11,780 (40.8)
Power Assets Holdings Ltd. (6,000) (35,173) 474 (1.6)
Swire Properties Ltd. (4,400) (11,033) 192 (0.7)
Techtronic Industries Co. Ltd. (4,500) (88,927) 3,216 (11.1)
Wharf Real Estate Investment Co. Ltd. (38,000) (195,240) (13,841) 47.9

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Macau
Galaxy Entertainment Group Ltd. (15,000) (76,965) 320 (1.1)
MGM China Holdings Ltd. (36,400) (22,661) 3,643 (12.6)
Sands China Ltd. (32,400) (66,307) (3,748) 13.0
SJM Holdings Ltd. (84,000) (57,093) (110) 0.4
Wynn Macau Ltd. (109,200) (91,891) (6,794) 23.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-6.25% to 0.45%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
22-24 months
maturity
07/20/2023 $46,816,394 $41,065 $(668,415) $(627,350)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Corp. 9,300 337,002 (15,247) 2.4
DeNA Co. Ltd. 16,400 304,199 5,827 (0.9)
Iida Group Holdings Co. Ltd. 14,200 365,248 (9,240) 1.5
Japan Post Insurance Co. Ltd. 16,000 290,210 (10,356) 1.7
Mitsubishi Electric Corp. 26,700 371,066 (10,426) 1.7
Mizuho Financial Group, Inc. 26,530 375,324 (12,249) 2.0
Nihon Unisys Ltd. 9,600 248,617 (14,884) 2.4
Nintendo Co. Ltd. 700 334,518 (1,804) 0.3
Ono Pharmaceutical Co. Ltd. 11,700 266,804 (17,435) 2.8
Panasonic Corp. 19,600 242,950 (5,887) 0.9
Resona Holdings, Inc. 77,900 311,601 (2,027) 0.3
SCREEN Holdings Co. Ltd. 3,700 316,937 (32,174) 5.1
Sekisui House Ltd. 13,200 276,421 (11,258) 1.8
Shimamura Co. Ltd. 4,800 448,658 11,888 (1.9)
Sojitz Corp. 18,700 305,415 1,296 (0.2)
Sumitomo Rubber Industries Ltd. 23,600 299,428 (3,920) 0.6
Taiheiyo Cement Corp. 12,700 262,390 (23,788) 3.8
Taisei Corp. 7,475 239,512 (8,725) 1.4
Toyo Suisan Kaisha Ltd. 7,000 309,958 (20,982) 3.3
Toyota Boshoku Corp. 14,100 249,429 (9,713) 1.5
Yamada Holdings Co. Ltd. 91,500 384,261 (16,297) 2.6
Yamato Holdings Co. Ltd. 13,600 344,221 (18,440) 2.9

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (14,700) (386,463) 15,109 (2.4)
ANA Holdings, Inc. (13,400) (348,366) (30,338) 4.8
Asahi Intecc Co. Ltd. (10,400) (284,841) 22,079 (3.5)
Chugai Pharmaceutical Co. Ltd. (8,800) (322,026) 9,813 (1.6)
Daiichi Sankyo Co. Ltd. (10,700) (284,419) (15,356) 2.4
Denso Corp. (7,800) (509,319) 40,413 (6.4)
East Japan Railway Co. (4,900) (346,299) (40,039) 6.4
JSR Corp. (6,900) (248,027) 22,004 (3.5)
Kansai Electric Power Co., Inc. (The) (29,400) (284,891) 19,478 (3.1)
Kawasaki Heavy Industries Ltd. (10,500) (241,555) (8,339) 1.3
Keio Corp. (5,400) (288,828) 288 (0.0)
Kikkoman Corp. (5,600) (455,687) 23,884 (3.8)
Kobe Bussan Co. Ltd. (9,100) (297,332) 36,278 (5.8)
Kyowa Kirin Co. Ltd. (8,200) (295,612) 6,348 (1.0)
Mercari, Inc. (6,400) (353,651) (1,790) 0.3
Mitsubishi Motors Corp. (116,800) (318,601) (17,235) 2.7
Nippon Paint Holdings Co. Ltd. (29,500) (321,260) 53,140 (8.5)
Odakyu Electric Railway Co. Ltd. (15,300) (354,120) (3,129) 0.5
Oriental Land Co. Ltd. (2,500) (404,439) (19,579) 3.1
Rakuten Group, Inc. (24,900) (242,545) 8,497 (1.4)
Shiseido Co. Ltd. (4,000) (268,838) 15,614 (2.5)
SoftBank Corp. (18,900) (256,375) 15,430 (2.5)
Sompo Holdings, Inc. (5,500) (238,618) 15,499 (2.5)
Tokio Marine Holdings, Inc. (10,000) (536,050) 7,183 (1.1)
Toyota Motor Corp. (35,500) (632,517) 6,703 (1.1)
Yamaha Corp. (4,400) (276,769) 15,843 (2.5)
Yaskawa Electric Corp. (5,800) (278,508) 41,706 (6.6)
Z Holdings Corp. (41,600) (266,243) 9,614 (1.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-1.58% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
10-12 months
maturity
07/20/2022 $113,843,390 $546,622 $(892,593) $(345,971)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Activision Blizzard, Inc. 3,476 269,008 (7,294) 2.1
AGCO Corp. 2,350 287,946 (8,648) 2.5
Arrow Electronics, Inc. 2,993 336,084 (2,592) 0.7
AutoZone, Inc. 159 269,980 14,324 (4.1)
Capital One Financial Corp. 2,647 428,735 6,641 (1.9)
Citigroup, Inc. 3,899 273,632 780 (0.2)
Facebook, Inc. 1,337 453,764 (30,902) 8.9
Goldman Sachs Group, Inc. (The) 979 370,091 (13,148) 3.8
Intel Corp. 7,325 390,276 (7,010) 2.0
Johnson & Johnson 1,907 307,980 (6,198) 1.8
Kilroy Realty Corp. 4,191 277,486 4,065 (1.2)
Kohl's Corp. 6,354 299,210 (39,115) 11.3
Markel Corp. 234 279,660 (3,273) 0.9
Mosaic Co. (The) 8,250 294,690 17,408 (5.0)
Oshkosh Corp. 3,105 317,859 (17,943) 5.2
Schneider National, Inc. 13,662 310,674 4,935 (1.4)
Tapestry, Inc. 9,543 353,282 (32,255) 9.3
Texas Roadhouse, Inc. 4,500 410,985 (174) 0.1
Thermo Fisher Scientific, Inc. 650 371,364 (16,556) 4.8
Walmart, Inc. 4,650 648,117 (24,531) 7.1
Westlake Chemical Corp. 3,194 291,101 17,899 (5.2)
Short Positions
Common Stocks
United States
American Tower Corp. (1,114) (295,667) 26,268 (7.6)
Aon plc (1,181) (337,494) 4,064 (1.2)
Beyond Meat, Inc. (5,644) (594,087) 43,073 (12.5)
Boeing Co. (The) (1,340) (294,720) (8,886) 2.6
Bright Horizons Family Solutions, Inc. (1,971) (274,797) 10,009 (2.9)
CenterPoint Energy, Inc. (16,292) (400,783) (2,400) 0.7
Charter Communications, Inc. (562) (408,889) 20,187 (5.8)
Chegg, Inc. (4,932) (335,475) 49,719 (14.4)
Cree, Inc. (3,631) (293,131) 17,540 (5.1)
Dexcom, Inc. (536) (293,117) 8,687 (2.5)
Erie Indemnity Co. (1,652) (294,750) 7,916 (2.3)
First Financial Bankshares, Inc. (7,278) (334,424) (9,798) 2.8
First Republic Bank (1,929) (372,066) 13,079 (3.8)
Home Depot, Inc. (The) (1,524) (500,268) 11,109 (3.2)
Hormel Foods Corp. (8,667) (355,347) 8,690 (2.5)
Lululemon Athletica, Inc. (663) (268,316) 14,204 (4.1)
New Fortress Energy, Inc. (9,775) (271,256) 975 (0.3)
NextEra Energy, Inc. (4,556) (357,737) 14,306 (4.1)
Post Holdings, Inc. (2,511) (276,612) (6,601) 1.9
QuantumScape Corp. (11,705) (287,241) (32,975) 9.5
Realty Income Corp. (4,389) (284,671) 12,377 (3.6)
Royal Caribbean Cruises Ltd. (3,147) (279,926) (16,286) 4.7
Sabre Corp. (25,085) (297,006) (13,470) 3.9
Trex Co., Inc. (3,501) (356,857) 19,468 (5.6)
Uber Technologies, Inc. (8,622) (386,266) (43,758) 12.6
Visa, Inc. (1,329) (296,035) (1,329) 0.4
Vroom, Inc. (13,048) (287,969) 27,765 (8.0)
Walt Disney Co. (The) (1,801) (304,675) 25,022 (7.2)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Welltower, Inc. (6,596) (543,510) 22,549 (6.5)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 82.2%
INVESTMENT COMPANIES - 44.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 695,860 695,860
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 12,889,312 12,884,156
TOTAL INVESTMENT COMPANIES
(Cost $13,580,016) 13,580,016
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 37.4%
U.S. Treasury Bills
0.04%, 10/7/2021 (c) $ 136,000 135,999
0.04%, 10/14/2021 (c) 160,000 159,998
0.03%, 10/28/2021 (c) 2,059,000 2,058,898
0.04%, 11/4/2021 (c) 1,092,000 1,091,922
0.03%, 11/12/2021 (c) 1,783,000 1,782,896
0.03%, 11/18/2021 (c)(d) 708,000 707,973
0.03%, 12/2/2021 (c) 585,000 584,963
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 37.4% (continued)
0.04%, 12/9/2021 (c) $ 216,000 215,988
0.04%, 12/16/2021 (c) 227,000 226,983
0.05%, 12/30/2021 (c) 410,000 409,959
0.05%, 1/6/2022 (c)(d) 2,526,000 2,525,762
0.05%, 1/20/2022 (c)(d) 317,000 316,963
0.05%, 1/27/2022 (c) 209,000 208,969
0.05%, 2/24/2022 (c) 233,000 232,953
0.06%, 3/3/2022 (c) 120,000 119,978
0.05%, 3/10/2022 (c)(d) 249,000 248,947
0.05%, 3/31/2022 (c) 315,000 314,913
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,344,049) 11,344,064
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,924,065) 24,924,080
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.2%
(Cost $24,924,065) 24,924,080
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.8% (e) 5,399,478
NET ASSETS - 100.0% 30,323,558
(a) Represents 7-day effective yield as of September 30, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Forward effective interest rate swap contracts outstanding as of September 30, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 0.50% Qtrly 12/07/2023 AUD 2,900,000 $ 7,902 $ (1,260) $ 6,642
Pay 3M BBR Qtrly 0.50% Qtrly 3/07/2024 AUD 2,200,000 2,908 (1,507) 1,401
Pay 3M LIBOR Qtrly 1.75% Semi 12/15/2031 USD 400,000 573 6,838 7,411
Pay 6M EURIBOR Semi 0.25% Annual 3/16/2032 EUR 4,600,000 124,413 (106,633) 17,780
Pay 6M NIBOR Semi 1.50% Annual 12/20/2023 NOK 42,600,000 17,789 (11,900) 5,889
Receive 1D SONIA Annual 0.75% Annual 12/15/2031 GBP 6,200,000 (123,810) 275,024 151,214
Receive 1D SONIA Annual 0.75% Annual 3/16/2032 GBP 2,500,000 (5,390) 74,549 69,159
Receive 3M BA Qtrly 2.00% Semi 12/15/2031 CAD 1,700,000 3,731 (2,077) 1,654
Receive 3M BA Qtrly 2.00% Semi 3/15/2032 CAD 4,500,000 (65,323) 88,229 22,906
Receive 3M BBR Qtrly 1.00% Semi 12/13/2023 NZD 3,100,000 16,263 7,208 23,471
Receive 3M BBR Qtrly 1.50% Semi 3/13/2024 NZD 9,300,000 11,476 13,520 24,996
Receive 3M LIBOR Qtrly 0.50% Semi 3/18/2024 USD 3,300,000 1,443 1,412 2,855
Receive 3M STIBOR Qtrly 0.00% Annual 12/20/2023 SEK 26,400,000 6,917 2,878 9,795
Receive 3M STIBOR Qtrly 0.00% Annual 3/20/2024 SEK 81,500,000 24,841 17,364 42,205
Receive 6M BBR Semi 1.50% Semi 3/11/2032 AUD 500,000 516 8,366 8,882
Receive 6M EURIBOR Semi 0.50% Annual 12/15/2023 EUR 43,000,000 77,560 19,829 97,389
Receive 6M EURIBOR Semi 0.50% Annual 3/18/2024 EUR 69,800,000 122,212 100,831 223,043
Receive 6M LIBOR Semi 0.00% Semi 12/20/2023 JPY 3,548,700,000 (16,278) 26,441 10,163

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M LIBOR Semi 0.00% Semi 3/21/2024 JPY 7,525,600,000 $ 4,774 $ 29,272 $ 34,046
212,517 548,384 760,901
Pay 1D SONIA Annual 0.25% Annual 12/15/2023 GBP 44,400,000 (88,054) (302,666) (390,720)
Pay 1D SONIA Annual 0.25% Annual 3/18/2024 GBP 11,400,000 (62,690) (63,122) (125,812)
Pay 3M BA Qtrly 1.00% Semi 12/13/2023 CAD 27,600,000 2,770 (38,871) (36,101)
Pay 3M BA Qtrly 1.00% Semi 3/14/2024 CAD 20,000,000 (19,049) (54,633) (73,682)
Pay 3M BBR Qtrly 2.00% Semi 12/10/2031 NZD 700,000 (609) (12,259) (12,868)
Pay 3M BBR Qtrly 2.00% Semi 3/10/2032 NZD 1,000,000 (20,951) – (20,951)
Pay 6M EURIBOR Semi 0.00% Annual 12/15/2031 EUR 7,100,000 (142,777) (10,154) (152,931)
Pay 6M LIBOR Semi 0.00% Semi 12/17/2031 JPY 260,100,000 (29,175) 806 (28,369)
Pay 6M LIBOR Semi 0.00% Semi 3/17/2032 JPY 38,400,000 (2,377) (2,152) (4,529)
Pay 6M LIBOR Semi 0.00% Annual 3/17/2032 CHF 2,700,000 (4,358) (47,444) (51,802)
Pay 6M NIBOR Semi 1.00% Annual 12/20/2023 NOK 93,600,000 (51,679) (41,312) (92,991)
Pay 6M NIBOR Semi 1.50% Annual 3/20/2024 NOK 82,800,000 25,443 (44,744) (19,301)
Pay 6M NIBOR Semi 1.50% Annual 12/17/2031 NOK 700,000 (361) (2,739) (3,100)
Pay 6M NIBOR Semi 1.50% Annual 3/17/2032 NOK 12,200,000 (53,392) – (53,392)
Receive 3M LIBOR Qtrly 0.50% Semi 12/15/2023 USD 43,100,000 (111,646) 75,241 (36,405)
Receive 3M LIBOR Qtrly 1.75% Semi 3/16/2032 USD 1,900,000 (19,907) – (19,907)
Receive 3M STIBOR Qtrly 1.00% Annual 3/17/2032 SEK 400,000 (270) (2,934) (3,204)
Receive 6M LIBOR Semi 0.50% Annual 12/20/2023 CHF 700,000 (2,326) 2,289 (37)
Receive 6M LIBOR Semi 0.50% Annual 3/20/2024 CHF 15,500,000 (28,023) 24,924 (3,099)
(609,431) (519,770) (1,129,201)
$ (396,914) $ 28,614 $ (368,300)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2021 were as follows:
1 Day Sterling Overnight Index Average (''SONIA''): 0.05%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.02%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.45%
3 Month London Interbank Offered Rate (''LIBOR''): 0.13%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): -0.07%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.05%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.53%
6 Month London Interbank Offered Rate (''LIBOR''): 0.16%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.74%

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/15/2021 ZAR 1,413,960 $ 1,745
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/28/2021 HKD 3,678,600 3,923
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/28/2021 HKD 1,744,200 2,118
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/13/2021 BRL (9,415,705) 101,854
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (246,498) 2,202
Tel Aviv Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/27/2021 ILS (540,678) 1,335
MSCI Brazil Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CDI plus or minus
a specified spread
(-0.45%) Monthly GSIN 12/15/2021 BRL (1,589,678) 3,765
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.45%) Monthly JPMC 12/15/2021 USD (145,341) 7,255
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.33%) Monthly GSIN 12/15/2021 EUR (641,834) 7,980
132,177
BIST 30 Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/27/2021 TRY 1,760,590 (6,592)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/09/2021 KRW 301,125,000 (9,769)
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 316,926 (37,126)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 12/17/2021 CHF 1,392,120 $ (56,841)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/20/2021 TWD 3,383,800 (3,656)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/20/2021 TWD 13,535,200 (13,513)
WIG20 Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/17/2021 PLN 1,750,280 (7,197)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.58%)
Increases in
total return of
reference entity
Monthly GSIN 12/15/2021 HKD 10,598 (106)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly GSIN 12/15/2021 HKD 1,188,324 (9,993)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.00%) Monthly GSIN 12/15/2021 SGD (167,781) (383)
(145,176)
$ (12,999)
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 5 10/2021 EUR $ 892,312 $ (15,231)
Brent Crude Oil 6 10/2021 USD 469,860 24,943
CAC 40 10 Euro Index 23 10/2021 EUR 1,736,529 (29,678)
FTSE Bursa Malaysia KLCI Index 4 10/2021 MYR 73,474 299
Hang Seng Index 7 10/2021 HKD 1,102,606 5,974
LME Aluminum Base Metal 1 10/2021 USD 71,101 9,663
LME Aluminum Base Metal 1 10/2021 USD 72,365 9,813
LME Aluminum Base Metal 2 10/2021 USD 142,178 16,409

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 10/2021 USD $ 213,751 $ 25,803
LME Aluminum Base Metal 5 10/2021 USD 356,075 45,573
LME Copper Base Metal 1 10/2021 USD 223,550 (9,051)
LME Copper Base Metal 1 10/2021 USD 223,481 (9,637)
LME Copper Base Metal 1 10/2021 USD 223,483 (13,816)
LME Nickel Base Metal 1 10/2021 USD 107,688 (2,269)
LME Nickel Base Metal 2 10/2021 USD 215,358 (13,908)
LME Zinc Base Metal 1 10/2021 USD 74,479 180
LME Zinc Base Metal 2 10/2021 USD 152,070 4,733
LME Zinc Base Metal 2 10/2021 USD 148,975 (2,207)
LME Zinc Base Metal 2 10/2021 USD 148,875 1,601
MSCI Singapore Index 3 10/2021 SGD 78,104 (1,200)
Natural Gas 1 10/2021 USD 58,670 3,748
NY Harbor ULSD 3 10/2021 USD 294,651 10,829
SGX FTSE Taiwan Index 7 10/2021 USD 414,120 (8,473)
SGX NIFTY 50 Index 31 10/2021 USD 1,091,324 (11,493)
WTI Crude Oil 6 10/2021 USD 450,180 34,582
LME Aluminum Base Metal 1 11/2021 USD 71,383 7,130
LME Aluminum Base Metal 1 11/2021 USD 71,338 6,335
LME Aluminum Base Metal 1 11/2021 USD 71,400 6,722
LME Aluminum Base Metal 1 11/2021 USD 71,374 7,564
LME Aluminum Base Metal 1 11/2021 USD 71,321 6,318
LME Aluminum Base Metal 2 11/2021 USD 142,868 13,855
LME Aluminum Base Metal 3 11/2021 USD 214,315 16,656
LME Aluminum Base Metal 3 11/2021 USD 214,256 24,567
LME Copper Base Metal 1 11/2021 USD 223,394 (9,567)
LME Nickel Base Metal 1 11/2021 USD 107,634 (8,420)
LME Nickel Base Metal 1 11/2021 USD 107,613 (6,310)
LME Zinc Base Metal 1 11/2021 USD 74,600 747
LME Zinc Base Metal 1 11/2021 USD 74,519 (1,567)
LME Zinc Base Metal 1 11/2021 USD 74,594 951
LME Zinc Base Metal 2 11/2021 USD 149,204 (1,152)
LME Zinc Base Metal 2 11/2021 USD 149,197 2,141
Low Sulphur Gasoil 4 11/2021 USD 270,200 9,637
Australia 10 Year Bond 60 12/2021 AUD 6,139,119 (107,107)
Canada 10 Year Bond 1 12/2021 CAD 113,114 (529)
EURO STOXX 50 Index 47 12/2021 EUR 2,203,830 (46,676)
FTSE/MIB Index 14 12/2021 EUR 2,057,357 (20,105)
KOSPI 200 Index 18 12/2021 KRW 1,525,971 (50,140)
LME Aluminum Base Metal 1 12/2021 USD 71,400 (2,418)
LME Aluminum Base Metal 1 12/2021 USD 71,463 (853)
LME Aluminum Base Metal 1 12/2021 USD 71,469 (2,384)
LME Aluminum Base Metal 1 12/2021 USD 71,440 3,937
LME Aluminum Base Metal 3 12/2021 USD 214,331 (1,672)
LME Aluminum Base Metal 6 12/2021 USD 428,700 (1,773)
LME Aluminum Base Metal 23 12/2021 USD 1,642,919 86,403
LME Copper Base Metal 1 12/2021 USD 223,344 (2,753)
LME Copper Base Metal 1 12/2021 USD 223,431 (14,034)
LME Copper Base Metal 2 12/2021 USD 446,813 (23,678)
LME Lead Base Metal 1 12/2021 USD 52,400 (4,703)
LME Nickel Base Metal 1 12/2021 USD 107,619 (3,354)
LME Nickel Base Metal 1 12/2021 USD 107,592 (8,091)
LME Nickel Base Metal 3 12/2021 USD 322,835 (43,658)
LME Nickel Base Metal 5 12/2021 USD 538,095 (56,197)
LME Zinc Base Metal 1 12/2021 USD 74,695 (2,171)
LME Zinc Base Metal 2 12/2021 USD 149,342 (2,526)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 2 12/2021 USD $ 149,335 $ (4,920)
LME Zinc Base Metal 3 12/2021 USD 224,003 (9,171)
LME Zinc Base Metal 4 12/2021 USD 298,622 (10,302)
LME Zinc Base Metal 17 12/2021 USD 1,269,475 (25,462)
MEX BOLSA Index 2 12/2021 MXN 49,904 (411)
Russell 2000 E-Mini Index 3 12/2021 USD 330,120 (10,004)
Silver 1 12/2021 USD 110,235 (8,872)
SPI 200 Index 23 12/2021 AUD 3,031,673 (41,490)
TOPIX Index 30 12/2021 JPY 5,473,292 (88,374)
U.S. Treasury Ultra Bond 6 12/2021 USD 1,149,563 (32,822)
(383,516)
Short Contracts
HSCEI (12) 10/2021 HKD (672,169) (3,486)
IBEX 35 Index (17) 10/2021 EUR (1,736,121) (16,718)
LME Aluminum Base Metal (1) 10/2021 USD (71,101) (9,814)
LME Aluminum Base Metal (1) 10/2021 USD (72,365) (9,587)
LME Aluminum Base Metal (2) 10/2021 USD (142,178) (16,318)
LME Aluminum Base Metal (3) 10/2021 USD (213,751) (26,193)
LME Aluminum Base Metal (5) 10/2021 USD (356,075) (46,657)
LME Copper Base Metal (1) 10/2021 USD (223,483) 14,509
LME Copper Base Metal (1) 10/2021 USD (223,481) 10,424
LME Copper Base Metal (1) 10/2021 USD (223,550) 10,925
LME Nickel Base Metal (1) 10/2021 USD (107,688) 2,019
LME Nickel Base Metal (2) 10/2021 USD (215,358) 10,229
LME Zinc Base Metal (1) 10/2021 USD (74,479) (205)
LME Zinc Base Metal (2) 10/2021 USD (148,875) (1,936)
LME Zinc Base Metal (2) 10/2021 USD (152,070) (4,983)
LME Zinc Base Metal (2) 10/2021 USD (148,975) 2,169
OMXS30 Index (3) 10/2021 SEK (77,215) 2,116
LME Aluminum Base Metal (1) 11/2021 USD (71,383) (7,030)
LME Aluminum Base Metal (1) 11/2021 USD (71,321) (6,483)
LME Aluminum Base Metal (1) 11/2021 USD (71,338) (6,260)
LME Aluminum Base Metal (1) 11/2021 USD (71,400) (6,823)
LME Aluminum Base Metal (1) 11/2021 USD (71,374) (7,640)
LME Aluminum Base Metal (2) 11/2021 USD (142,868) (13,496)
LME Aluminum Base Metal (3) 11/2021 USD (214,256) (24,298)
LME Aluminum Base Metal (3) 11/2021 USD (214,315) (16,530)
LME Copper Base Metal (1) 11/2021 USD (223,394) 8,954
LME Nickel Base Metal (1) 11/2021 USD (107,634) 8,675
LME Nickel Base Metal (1) 11/2021 USD (107,613) 6,234
LME Zinc Base Metal (1) 11/2021 USD (74,594) (1,096)
LME Zinc Base Metal (1) 11/2021 USD (74,600) 47
LME Zinc Base Metal (1) 11/2021 USD (74,519) 1,304
LME Zinc Base Metal (2) 11/2021 USD (149,197) (2,237)
LME Zinc Base Metal (2) 11/2021 USD (149,204) 1,152
Soybean (2) 11/2021 USD (125,600) 3,077
Copper (4) 12/2021 USD (408,900) 8,493
Corn (3) 12/2021 USD (80,513) 321
DAX Index (6) 12/2021 EUR (2,656,328) 60,082
DJIA CBOT E-Mini Index (5) 12/2021 USD (843,050) 19,802
Euro-Bobl (25) 12/2021 EUR (3,909,431) 14,094
Euro-BTP (2) 12/2021 EUR (352,254) 850
Euro-Bund (69) 12/2021 EUR (13,586,646) 146,022
Euro-OAT (2) 12/2021 EUR (384,572) 5,278
Euro-Schatz (71) 12/2021 EUR (9,228,059) 3,706
FTSE 100 Index (72) 12/2021 GBP (6,862,200) (61,458)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
FTSE/JSE Top 40 Index (3) 12/2021 ZAR $ (115,908) $ 90
Japan 10 Year Bond (12) 12/2021 JPY (16,331,732) 39,785
LME Aluminum Base Metal (1) 12/2021 USD (71,440) (4,493)
LME Aluminum Base Metal (1) 12/2021 USD (71,469) 2,528
LME Aluminum Base Metal (1) 12/2021 USD (71,400) 2,116
LME Aluminum Base Metal (1) 12/2021 USD (71,463) 1,035
LME Aluminum Base Metal (3) 12/2021 USD (214,331) 1,510
LME Aluminum Base Metal (6) 12/2021 USD (428,700) 826
LME Aluminum Base Metal (14) 12/2021 USD (1,000,038) (49,626)
LME Copper Base Metal (1) 12/2021 USD (223,406) 2,704
LME Copper Base Metal (1) 12/2021 USD (223,344) 3,532
LME Copper Base Metal (1) 12/2021 USD (223,431) 14,591
LME Nickel Base Metal (1) 12/2021 USD (107,592) 7,595
LME Nickel Base Metal (1) 12/2021 USD (107,619) 3,098
LME Nickel Base Metal (2) 12/2021 USD (215,238) 11,453
LME Nickel Base Metal (3) 12/2021 USD (322,835) 44,717
LME Zinc Base Metal (1) 12/2021 USD (74,695) 1,831
LME Zinc Base Metal (2) 12/2021 USD (149,335) 5,060
LME Zinc Base Metal (2) 12/2021 USD (149,342) 2,536
LME Zinc Base Metal (3) 12/2021 USD (224,003) 8,189
LME Zinc Base Metal (4) 12/2021 USD (298,622) 10,166
LME Zinc Base Metal (8) 12/2021 USD (597,400) 2,651
Long Gilt (17) 12/2021 GBP (2,872,616) 74,476
MSCI Emerging Markets E-Mini Index (3) 12/2021 USD (186,840) 5,047
NASDAQ 100 E-Mini Index (2) 12/2021 USD (587,300) 15,567
S&P 500 E-Mini Index (40) 12/2021 USD (8,595,500) 208,780
S&P/TSX 60 Index (3) 12/2021 CAD (566,604) 11,987
SET50 Index (61) 12/2021 THB (346,944) 4,928
Soybean Meal (1) 12/2021 USD (32,870) 830
U.S. Treasury 10 Year Note (9) 12/2021 USD (1,185,609) 955
U.S. Treasury 2 Year Note (60) 12/2021 USD (13,204,688) 7,983
U.S. Treasury 5 Year Note (139) 12/2021 USD (17,069,853) 87,802
U.S. Treasury Long Bond (3) 12/2021 USD (478,594) 8,619
Wheat (9) 12/2021 USD (326,475) (156)
589,946
$ 206,430
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 3,343,500 USD 2,401,992 CITI 12/15/2021 $ 16,052
AUD 3,343,500 USD 2,401,995 JPMC 12/15/2021 16,049
BRL 649,751 USD 117,590 CITI
**
12/15/2021 226
BRL 649,749 USD 117,590 JPMC
**
12/15/2021 226
CAD 286,500 USD 222,745 CITI 12/15/2021 3,448
CAD 286,500 USD 222,745 JPMC 12/15/2021 3,447
CHF 34,000 USD 36,453 CITI 12/15/2021 99
CHF 34,000 USD 36,453 JPMC 12/15/2021 99
CNY 4,846,251 USD 743,325 CITI
**
12/15/2021 3,904
CNY 4,846,249 USD 743,326 JPMC
**
12/15/2021 3,903
COP 3,396,747,502 USD 882,246 CITI
**
12/15/2021 5,358

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 3,396,747,498 USD 882,247 JPMC
**
12/15/2021 $ 5,357
CZK 1,055,000 USD 47,845 CITI 12/15/2021 265
CZK 1,055,000 USD 47,845 JPMC 12/15/2021 265
GBP 114,500 USD 153,817 CITI 12/15/2021 479
GBP 114,500 USD 153,818 JPMC 12/15/2021 479
HUF 3,688,000 USD 11,831 CITI 12/15/2021 25
HUF 3,688,000 USD 11,831 JPMC 12/15/2021 25
INR 13,795,000 USD 183,555 CITI
**
12/15/2021 741
INR 13,794,999 USD 183,555 JPMC
**
12/15/2021 740
JPY 14,024,500 USD 125,760 CITI 12/15/2021 336
JPY 14,024,500 USD 125,760 JPMC 12/15/2021 336
KRW 185,355,500 USD 156,052 CITI
**
12/15/2021 292
KRW 185,355,500 USD 156,052 JPMC
**
12/15/2021 292
NOK 19,676,250 USD 2,211,405 CITI 12/15/2021 38,045
NOK 19,676,250 USD 2,211,407 JPMC 12/15/2021 38,042
NZD 165,000 USD 112,802 CITI 12/15/2021 1,040
NZD 165,000 USD 112,802 JPMC 12/15/2021 1,039
PLN 64,000 USD 16,028 CITI 12/15/2021 60
PLN 64,000 USD 16,028 JPMC 12/15/2021 60
RUB 111,356,000 USD 1,488,244 CITI
**
12/15/2021 21,926
RUB 111,356,000 USD 1,488,245 JPMC
**
12/15/2021 21,924
SEK 8,520,375 USD 964,623 CITI 12/15/2021 9,341
SEK 8,520,375 USD 964,625 JPMC 12/15/2021 9,340
SGD 558,000 USD 409,433 CITI 12/15/2021 1,460
SGD 558,000 USD 409,433 JPMC 12/15/2021 1,460
USD 3,688,729 AUD 5,057,750 CITI 12/15/2021 30,925
USD 3,688,725 AUD 5,057,751 JPMC 12/15/2021 30,921
USD 822,054 BRL 4,414,000 CITI
**
12/15/2021 21,682
USD 822,053 BRL 4,414,000 JPMC
**
12/15/2021 21,681
USD 2,079,391 CAD 2,626,000 CITI 12/15/2021 6,158
USD 2,079,387 CAD 2,625,998 JPMC 12/15/2021 6,155
USD 5,835,715 CHF 5,363,003 CITI 12/15/2021 70,075
USD 5,835,701 CHF 5,362,997 JPMC 12/15/2021 70,068
USD 428,122 CLP 338,838,001 CITI
**
12/15/2021 13,031
USD 428,113 CLP 338,837,999 JPMC
**
12/15/2021 13,022
USD 136,113 COP 516,282,002 CITI
**
12/15/2021 1,204
USD 136,113 COP 516,282,000 JPMC
**
12/15/2021 1,204
USD 263,489 CZK 5,715,000 CITI 12/15/2021 2,875
USD 263,489 CZK 5,715,000 JPMC 12/15/2021 2,874
USD 3,669,802 EUR 3,114,011 CITI 12/15/2021 57,048
USD 3,669,771 EUR 3,113,989 JPMC 12/15/2021 57,043
USD 1,666,955 GBP 1,214,002 CITI 12/15/2021 31,006
USD 1,666,947 GBP 1,213,998 JPMC 12/15/2021 31,004
USD 23,011 HUF 7,034,000 CITI 12/15/2021 399
USD 23,011 HUF 7,034,000 JPMC 12/15/2021 399
USD 29,999 IDR 432,500,000 CITI
**
12/15/2021 50
USD 29,999 IDR 432,500,000 JPMC
**
12/15/2021 50
USD 327,841 ILS 1,055,250 CITI 12/15/2021 294
USD 327,840 ILS 1,055,250 JPMC 12/15/2021 293
USD 343 INR 25,500 CITI
**
12/15/2021 3
USD 343 INR 25,500 JPMC
**
12/15/2021 2
USD 4,312,317 JPY 473,455,502 CITI 12/15/2021 55,413
USD 4,312,894 JPY 473,455,498 JPMC 12/15/2021 55,991
USD 610,082 KRW 713,759,500 CITI
**
12/15/2021 8,038
USD 610,081 KRW 713,759,500 JPMC
**
12/15/2021 8,038
USD 1,234,679 MXN 25,241,002 CITI 12/15/2021 24,867
USD 1,234,678 MXN 25,240,998 JPMC 12/15/2021 24,866
USD 501,086 NOK 4,355,876 CITI 12/15/2021 3,109

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 501,085 NOK 4,355,875 JPMC 12/15/2021 $ 3,108
USD 2,404,281 NZD 3,456,000 CITI 12/15/2021 19,815
USD 2,404,278 NZD 3,456,000 JPMC 12/15/2021 19,812
USD 644,211 PHP 32,550,000 CITI
**
12/15/2021 12,686
USD 644,210 PHP 32,550,000 JPMC
**
12/15/2021 12,686
USD 1,717,361 PLN 6,609,500 CITI 12/15/2021 55,936
USD 1,717,359 PLN 6,609,500 JPMC 12/15/2021 55,933
USD 413,481 RUB 30,434,500 CITI
**
12/15/2021 739
USD 413,480 RUB 30,434,500 JPMC
**
12/15/2021 739
USD 2,571,818 SEK 22,300,500 CITI 12/15/2021 22,647
USD 2,571,699 SEK 22,300,500 JPMC 12/15/2021 22,527
USD 1,622,821 SGD 2,189,692 CITI 12/15/2021 10,403
USD 1,622,813 SGD 2,189,684 JPMC 12/15/2021 10,401
USD 4,129 THB 136,000 CITI 12/15/2021 111
USD 4,129 THB 136,000 JPMC 12/15/2021 111
USD 85,761 TWD 2,362,500 CITI
**
12/15/2021 485
USD 85,761 TWD 2,362,500 JPMC
**
12/15/2021 485
USD 541,102 ZAR 8,023,000 CITI 12/15/2021 13,729
USD 541,101 ZAR 8,023,000 JPMC 12/15/2021 13,728
ZAR 2,346,000 USD 153,046 CITI 12/15/2021 1,163
ZAR 2,346,000 USD 153,046 JPMC 12/15/2021 1,163
Total unrealized appreciation 1,134,375
AUD 6,503,999 USD 4,753,314 CITI 12/15/2021 (49,572)
AUD 6,504,001 USD 4,753,300 JPMC 12/15/2021 (49,557)
BRL 10,238,261 USD 1,909,330 CITI
**
12/15/2021 (52,868)
BRL 10,238,239 USD 1,909,328 JPMC
**
12/15/2021 (52,871)
CAD 709,000 USD 562,013 CITI 12/15/2021 (2,256)
CAD 709,000 USD 562,014 JPMC 12/15/2021 (2,256)
CHF 535,000 USD 585,996 CITI 12/15/2021 (10,829)
CHF 535,000 USD 585,996 JPMC 12/15/2021 (10,830)
CLP 302,838,001 USD 386,025 CITI
**
12/15/2021 (15,036)
CLP 302,837,999 USD 386,026 JPMC
**
12/15/2021 (15,036)
COP 150,000,000 USD 39,485 CITI
**
12/15/2021 (288)
COP 150,000,000 USD 39,485 JPMC
**
12/15/2021 (288)
CZK 30,838,500 USD 1,435,578 CITI 12/15/2021 (29,284)
CZK 30,838,500 USD 1,435,580 JPMC 12/15/2021 (29,286)
EUR 3,316,003 USD 3,892,479 CITI 12/15/2021 (45,382)
EUR 3,315,997 USD 3,894,731 JPMC 12/15/2021 (47,641)
GBP 911,002 USD 1,246,553 CITI 12/15/2021 (18,916)
GBP 910,998 USD 1,246,549 JPMC 12/15/2021 (18,918)
HUF 203,855,500 USD 683,123 CITI 12/15/2021 (27,789)
HUF 203,855,500 USD 683,123 JPMC 12/15/2021 (27,790)
INR 13,050,001 USD 175,888 CITI
**
12/15/2021 (1,546)
INR 13,050,000 USD 175,889 JPMC
**
12/15/2021 (1,546)
JPY 323,981,000 USD 2,945,957 CITI 12/15/2021 (32,999)
JPY 323,981,000 USD 2,945,961 JPMC 12/15/2021 (33,003)
KRW 582,913,000 USD 498,173 CITI
**
12/15/2021 (6,497)
KRW 582,913,000 USD 498,174 JPMC
**
12/15/2021 (6,498)
MXN 52,372,007 USD 2,551,871 CITI 12/15/2021 (41,659)
MXN 52,371,993 USD 2,551,874 JPMC 12/15/2021 (41,662)
NOK 35,951,251 USD 4,150,867 CITI 12/15/2021 (40,809)
NOK 35,951,249 USD 4,150,872 JPMC 12/15/2021 (40,814)
NZD 3,698,000 USD 2,599,990 CITI 12/15/2021 (48,557)
NZD 3,698,000 USD 2,599,993 JPMC 12/15/2021 (48,560)
PLN 1,731,000 USD 447,231 CITI 12/15/2021 (12,111)
PLN 1,731,000 USD 447,232 JPMC 12/15/2021 (12,111)
RUB 821,500 USD 11,155 CITI
**
12/15/2021 (14)
RUB 821,500 USD 11,155 JPMC
**
12/15/2021 (14)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 25,561,128 USD 2,946,741 CITI 12/15/2021 $ (24,847)
SEK 25,561,122 USD 2,946,744 JPMC 12/15/2021 (24,850)
THB 2,516,505 USD 76,296 CITI 12/15/2021 (1,951)
THB 2,516,495 USD 76,296 JPMC 12/15/2021 (1,952)
USD 2,072,711 AUD 2,886,249 CITI 12/15/2021 (14,646)
USD 2,072,709 AUD 2,886,250 JPMC 12/15/2021 (14,649)
USD 57,437 BRL 317,500 CITI
**
12/15/2021 (134)
USD 57,437 BRL 317,500 JPMC
**
12/15/2021 (134)
USD 703,820 CAD 900,333 CITI 12/15/2021 (6,996)
USD 703,819 CAD 900,333 JPMC 12/15/2021 (6,996)
USD 258,956 CNY 1,694,438 CITI
**
12/15/2021 (2,304)
USD 258,956 CNY 1,694,437 JPMC
**
12/15/2021 (2,304)
USD 781,928 COP 3,030,465,500 CITI
**
12/15/2021 (9,963)
USD 781,927 COP 3,030,465,498 JPMC
**
12/15/2021 (9,964)
USD 89,322 IDR 1,297,500,000 CITI
**
12/15/2021 (526)
USD 89,322 IDR 1,297,500,000 JPMC
**
12/15/2021 (526)
USD 295,302 ILS 954,750 CITI 12/15/2021 (1,051)
USD 295,301 ILS 954,750 JPMC 12/15/2021 (1,051)
USD 49,897 INR 3,750,000 CITI
**
12/15/2021 (201)
USD 49,897 INR 3,750,000 JPMC
**
12/15/2021 (201)
USD 246,171 JPY 27,532,000 CITI 12/15/2021 (1,373)
USD 246,170 JPY 27,532,000 JPMC 12/15/2021 (1,374)
USD 1,786,274 NOK 16,056,625 CITI 12/15/2021 (49,370)
USD 1,786,271 NOK 16,056,624 JPMC 12/15/2021 (49,372)
USD 595,765 NZD 871,500 CITI 12/15/2021 (5,526)
USD 595,967 NZD 871,500 JPMC 12/15/2021 (5,323)
USD 222,139 RUB 16,493,000 CITI
**
12/15/2021 (1,533)
USD 222,139 RUB 16,493,000 JPMC
**
12/15/2021 (1,533)
USD 23,622 SEK 207,500 CITI 12/15/2021 (98)
USD 23,622 SEK 207,500 JPMC 12/15/2021 (98)
USD 229,245 SGD 312,812 CITI 12/15/2021 (1,100)
USD 229,244 SGD 312,812 JPMC 12/15/2021 (1,100)
USD 794 THB 27,000 CITI 12/15/2021 (4)
USD 794 THB 27,000 JPMC 12/15/2021 (4)
USD 28,298 TWD 787,500 CITI
**
12/15/2021 (128)
USD 28,298 TWD 787,500 JPMC
**
12/15/2021 (128)
USD 132,390 ZAR 2,038,000 CITI 12/15/2021 (1,573)
USD 132,390 ZAR 2,038,000 JPMC 12/15/2021 (1,573)
ZAR 13,066,500 USD 904,499 CITI 12/15/2021 (45,603)
ZAR 13,066,500 USD 904,511 JPMC 12/15/2021 (45,615)
Total unrealized depreciation (1,212,767)
Net unrealized depreciation $ (78,392)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
7
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 92.8%
INVESTMENT COMPANIES - 30.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(a)(b) 828,081 828,081
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 85,726,539 85,692,248
TOTAL INVESTMENT COMPANIES
(Cost $86,520,329) 86,520,329
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 62.8%
U.S. Treasury Bills
0.03%, 10/7/2021 (c) $ 3,313,000 3,312,979
0.04%, 10/14/2021 (c) 3,079,000 3,078,969
0.04%, 10/21/2021 (c) 6,988,000 6,987,695
0.04%, 11/12/2021 (c) 13,273,000 13,272,226
0.03%, 11/18/2021 (c)(d) 5,800,000 5,799,778
0.03%, 11/26/2021 (c)(d) 8,051,000 8,050,530
0.04%, 12/2/2021 (c)(d) 38,366,000 38,363,566
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 62.8% (continued)
0.04%, 12/9/2021 (c)(e) $ 38,285,000 38,282,921
0.06%, 12/23/2021 (c)(d) 4,778,000 4,777,596
0.05%, 1/13/2022 (c)(d) 5,212,000 5,211,432
0.05%, 1/20/2022 (c)(e) 23,374,000 23,371,297
0.05%, 1/27/2022 (c)(d) 558,000 557,917
0.05%, 2/3/2022 (c)(d) 152,000 151,975
0.05%, 2/10/2022 (c)(d) 21,617,000 21,613,433
0.05%, 2/17/2022 (c)(d) 7,020,000 7,018,713
0.05%, 3/17/2022 (c)(d) 1,141,000 1,140,749
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $180,989,718) 180,991,776
TOTAL SHORT-TERM INVESTMENTS
(Cost $267,510,047) 267,512,105
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.8%
(Cost $267,510,047) 267,512,105
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.2% (f) 20,722,336
NET ASSETS - 100.0% 288,234,441
(a) Represents 7-day effective yield as of September 30, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) All or a portion of the security pledged as collateral for swap and futures contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/28/2021 HKD 7,357,200 $ 176
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 10/28/2021 HKD 1,226,200 3,020
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 SGD 6,214 14
3,210

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/17/2021 CHF 580,050 $ (20,251)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 12/17/2021 CHF 2,900,250 (120,297)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 AUD 1,286,721 (22,443)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.68%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 CAD 367,441 (8,956)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 EUR 72,893 (2,050)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 HKD 297,081 (2,503)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 EUR 145,294 (1,292)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 JPY 1,092,971,608 (174,678)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.02%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 EUR 1,172,257 $ (92,869)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 EUR 512,091 (6,367)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 SEK 542,982 (2,466)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.11%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 CHF 1,071,159 (52,333)
(506,505)
$ (503,295)
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 10 10/2021 EUR $ 1,784,624 $ (58,160)
CAC 40 10 Euro Index 45 10/2021 EUR 3,397,556 (56,123)
IBEX 35 Index 11 10/2021 EUR 1,123,372 5,551
MSCI Singapore Index 19 10/2021 SGD 494,660 (5,994)
OMXS30 Index 56 10/2021 SEK 1,441,355 (48,788)
DAX Index 7 12/2021 EUR 3,099,050 (73,044)
FTSE 100 Index 49 12/2021 GBP 4,670,109 36,378
FTSE/MIB Index 4 12/2021 EUR 587,816 (5,819)
S&P 500 E-Mini Index 405 12/2021 USD 87,029,437 (2,963,640)
S&P/TSX 60 Index 21 12/2021 CAD 3,966,225 (97,792)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
SPI 200 Index 13 12/2021 AUD $ 1,713,554 $ (26,007)
(3,293,438)
Short Contracts
Hang Seng Index (1) 10/2021 HKD (157,515) (369)
TOPIX Index (5) 12/2021 JPY (912,215) 13,389
13,020
$ (3,280,418)
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,021,500 USD 732,786 CITI 12/15/2021 $ 5,971
AUD 1,021,499 USD 732,786 JPMC 12/15/2021 5,969
CAD 777,176 USD 602,737 CITI 12/15/2021 10,845
CAD 777,175 USD 602,737 JPMC 12/15/2021 10,844
CHF 557,501 USD 597,641 CITI 12/15/2021 1,715
CHF 557,499 USD 597,640 JPMC 12/15/2021 1,714
EUR 523,004 USD 606,546 CITI 12/15/2021 223
EUR 522,996 USD 606,537 JPMC 12/15/2021 222
HKD 2,584,000 USD 331,738 CITI 12/15/2021 259
HKD 2,584,000 USD 331,739 JPMC 12/15/2021 259
ILS 158,250 USD 48,936 CITI 12/15/2021 185
ILS 158,249 USD 48,936 JPMC 12/15/2021 184
NOK 858,193 USD 95,542 CITI 12/15/2021 2,568
NOK 858,192 USD 95,542 JPMC 12/15/2021 2,568
NZD 35,500 USD 24,276 CITI 12/15/2021 217
NZD 35,499 USD 24,275 JPMC 12/15/2021 217
SEK 1,764,876 USD 199,808 CITI 12/15/2021 1,935
SEK 1,764,874 USD 199,808 JPMC 12/15/2021 1,935
SGD 1,129,503 USD 831,307 CITI 12/15/2021 422
SGD 1,129,496 USD 831,303 JPMC 12/15/2021 421
USD 77,205 AUD 106,000 CITI 12/15/2021 545
USD 77,205 AUD 106,000 JPMC 12/15/2021 545
USD 12,248 CAD 15,500 CITI 12/15/2021 11
USD 12,248 CAD 15,500 JPMC 12/15/2021 11
USD 652,153 CHF 596,710 CITI 12/15/2021 10,644
USD 652,150 CHF 596,708 JPMC 12/15/2021 10,643
USD 15,458 DKK 98,000 CITI 12/15/2021 171
USD 15,458 DKK 98,000 JPMC 12/15/2021 171
USD 762,901 EUR 648,065 CITI 12/15/2021 11,042
USD 762,890 EUR 648,056 JPMC 12/15/2021 11,040
USD 150,515 GBP 109,500 CITI 12/15/2021 2,957
USD 150,515 GBP 109,500 JPMC 12/15/2021 2,957
USD 81,610 HKD 635,000 CITI 12/15/2021 24
USD 81,610 HKD 635,000 JPMC 12/15/2021 24
USD 59,243 SEK 513,218 CITI 12/15/2021 577
USD 59,242 SEK 513,212 JPMC 12/15/2021 577
USD 502,525 SGD 678,065 CITI 12/15/2021 3,220
USD 502,520 SGD 678,060 JPMC 12/15/2021 3,219
Total unrealized appreciation 107,051
AUD 1,021,501 USD 750,166 CITI 12/15/2021 (11,409)
AUD 1,021,500 USD 750,157 JPMC 12/15/2021 (11,400)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 2,331,531 USD 1,848,140 CITI 12/15/2021 $ (7,388)
CAD 2,331,528 USD 1,848,139 JPMC 12/15/2021 (7,394)
CHF 1,919,001 USD 2,098,675 CITI 12/15/2021 (35,603)
CHF 1,918,999 USD 2,098,675 JPMC 12/15/2021 (35,604)
DKK 3,816,221 USD 602,808 CITI 12/15/2021 (7,505)
DKK 3,816,222 USD 602,809 JPMC 12/15/2021 (7,506)
EUR 5,967,004 USD 7,031,161 CITI 12/15/2021 (108,473)
EUR 5,966,997 USD 7,031,161 JPMC 12/15/2021 (108,486)
GBP 2,211,001 USD 3,024,397 CITI 12/15/2021 (44,925)
GBP 2,211,000 USD 3,024,399 JPMC 12/15/2021 (44,927)
HKD 2,584,000 USD 332,033 CITI 12/15/2021 (35)
HKD 2,584,000 USD 332,033 JPMC 12/15/2021 (35)
ILS 263,751 USD 81,946 CITI 12/15/2021 (78)
ILS 263,750 USD 81,946 JPMC 12/15/2021 (78)
JPY 566,042,503 USD 5,154,987 CITI 12/15/2021 (65,621)
JPY 566,042,498 USD 5,154,994 JPMC 12/15/2021 (65,624)
NOK 286,065 USD 32,919 CITI 12/15/2021 (216)
NOK 286,065 USD 32,919 JPMC 12/15/2021 (216)
NZD 35,500 USD 24,708 CITI 12/15/2021 (215)
NZD 35,500 USD 24,708 JPMC 12/15/2021 (215)
SEK 5,294,627 USD 610,376 CITI 12/15/2021 (5,148)
SEK 5,294,624 USD 610,376 JPMC 12/15/2021 (5,148)
SGD 284,001 USD 210,539 CITI 12/15/2021 (1,410)
SGD 284,000 USD 210,539 JPMC 12/15/2021 (1,410)
USD 36,197 CAD 46,500 CITI 12/15/2021 (515)
USD 36,197 CAD 46,500 JPMC 12/15/2021 (515)
USD 48,361 CHF 45,000 CITI 12/15/2021 (17)
USD 48,361 CHF 45,000 JPMC 12/15/2021 (17)
USD 21,183 HKD 165,000 CITI 12/15/2021 (17)
USD 21,183 HKD 165,000 JPMC 12/15/2021 (17)
USD 5,086 SEK 44,905 CITI 12/15/2021 (47)
USD 5,086 SEK 44,904 JPMC 12/15/2021 (47)
USD 70,779 SGD 96,580 CITI 12/15/2021 (340)
USD 70,779 SGD 96,580 JPMC 12/15/2021 (340)
Total unrealized depreciation (577,941)
Net unrealized depreciation $ (470,890)
Total Return Basket Swaps Outstanding at September 30, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the LIBOR plus
or minus a specified spread
(-0.01%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
61 months
maturity
09/08/2026 $53,196 $(14,665) $(38,532) $(53,197)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.73% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
09/26/2022
- 11/25/2022 $69,970,990 $(365,686) $794,255 $428,569
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Axalta Coating Systems Ltd. 19,765 576,940 (19,370) (4.5)
Berry Global Group, Inc. 12,518 762,096 (19,653) (4.6)
Brunswick Corp. 8,163 777,689 (27,754) (6.5)
Columbia Sportswear Co. 14,036 1,345,210 (72,987) (17.0)
Costco Wholesale Corp. 3,023 1,358,385 (13,488) (3.1)
Crocs, Inc. 6,479 929,607 (65,503) (15.3)
DuPont de Nemours, Inc. 15,756 1,071,250 (33,403) (7.8)
Graphic Packaging Holding Co. 36,264 690,467 (22,872) (5.3)
Huntsman Corp. 29,691 878,557 45,130 10.5
Louisiana-Pacific Corp. 9,868 605,599 (23,585) (5.5)
Mosaic Co. (The) 48,792 1,742,850 (54,647) (12.8)
NewMarket Corp. 2,505 848,619 (5,085) (1.2)
Olin Corp. 12,775 616,394 (31,810) (7.4)
Packaging Corp. of America 5,917 813,232 (36,626) (8.5)
PulteGroup, Inc. 28,172 1,293,658 (67,753) (15.8)
Ralph Lauren Corp. 8,664 962,051 (60,042) (14.0)
Reliance Steel & Aluminum Co. 6,348 904,082 (18,917) (4.4)
Skechers USA, Inc. 32,168 1,354,916 (46,332) (10.8)
Tapestry, Inc. 55,840 2,067,197 (164,020) (38.3)
Tri Pointe Homes, Inc. 32,572 684,663 (35,383) (8.3)
United States Steel Corp. 39,885 876,273 (33,076) (7.7)
Walgreens Boots Alliance, Inc. 13,401 630,517 (22,937) (5.4)
Walmart, Inc. 26,587 3,705,696 (73,599) (17.2)
Westlake Chemical Corp. 17,155 1,563,507 (41,344) (9.6)
Westrock Co. 17,555 874,766 (33,179) (7.7)
Short Positions
Common Stocks
United Kingdom
Linde plc (3,205) (940,283) 46,888 10.9
United States
Air Products and Chemicals, Inc. (2,597) (665,118) 14,793 3.5
Albemarle Corp. (5,982) (1,309,879) 18,707 4.4
Albertsons Cos., Inc. (21,239) (661,170) (3,965) (0.9)
Amcor plc (76,700) (888,953) 21,476 5.0
Ball Corp. (12,912) (1,161,693) 10,975 2.6

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
BJ's Wholesale Club Holdings, Inc. (16,086) (883,443) 48,836 11.4
Compass Minerals International, Inc. (10,878) (700,543) (4,786) (1.1)
Ecolab, Inc. (3,154) (657,987) 26,637 6.2
Grocery Outlet Holding Corp. (62,284) (1,343,466) 25,789 6.0
Hasbro, Inc. (7,636) (681,284) 35,625 8.3
Helen of Troy Ltd. (5,742) (1,290,113) 26,987 6.3
International Flavors & Fragrances, Inc. (7,135) (954,092) (15,198) (3.5)
Iridium Communications, Inc. (22,103) (880,805) 72,304 16.9
Leggett & Platt, Inc. (20,273) (909,041) 44,143 10.3
Lululemon Athletica, Inc. (4,185) (1,693,670) 94,640 22.1
Peloton Interactive, Inc. (14,463) (1,259,004) 45,489 10.6
PVH Corp. (8,136) (836,299) 85,401 19.9
Royal Gold, Inc. (8,787) (839,071) 31,194 7.3
Sherwin-Williams Co. (The) (2,299) (643,099) 15,171 3.5
Sprouts Farmers Market, Inc. (42,623) (987,575) (5,541) (1.3)
Sysco Corp. (11,671) (916,174) 36,117 8.4
T-Mobile US, Inc. (11,359) (1,451,226) 338 0.1
TopBuild Corp. (4,159) (851,805) 66,465 15.5
VF Corp. (12,267) (821,766) 14,672 3.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.23% to 0.03%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
01/21/2025 $32,562,171 $110,502 $194,923 $305,425
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 25,813 232,467 (8,995) (2.9)
AMP Ltd. 354,977 250,307 (3,127) (1.0)
Ampol Ltd. 14,695 293,275 5,266 1.7
Ansell Ltd. 8,746 212,505 (15,258) (5.0)
Aurizon Holdings Ltd. 436,570 1,181,987 (16,907) (5.5)
Australia & New Zealand Banking Group Ltd. 24,518 492,384 1,889 0.6
BlueScope Steel Ltd. 88,678 1,284,908 (172,658) (56.5)
Brambles Ltd. 66,859 514,110 (25,928) (8.5)
carsales.com Ltd. 16,515 296,436 (13,403) (4.4)
Coles Group Ltd. 51,664 627,562 (4,182) (1.4)
Fortescue Metals Group Ltd. 78,244 833,457 (28,669) (9.4)
Harvey Norman Holdings Ltd. 246,016 882,208 (17,941) (5.9)
JB Hi-Fi Ltd. 33,624 1,093,271 (16,174) (5.3)
Mineral Resources Ltd. 19,529 619,775 (55,083) (18.0)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Newcrest Mining Ltd. 28,723 476,162 (17,249) (5.6)
Sonic Healthcare Ltd. 20,875 603,271 (29,119) (9.5)
South32 Ltd. 258,267 640,899 7,890 2.6
Suncorp Group Ltd. 81,587 725,471 (10,721) (3.5)
Tabcorp Holdings Ltd. 113,541 394,508 (5,373) (1.8)
Telstra Corp. Ltd. 463,059 1,297,538 (14,394) (4.7)
Treasury Wine Estates Ltd. 44,624 393,494 3,734 1.2
Westpac Banking Corp. 11,641 215,283 (321) (0.1)
Short Positions
Common Stocks
Australia
Alumina Ltd. (555,013) (826,355) 12,108 4.0
APA Group (114,481) (713,079) 31,891 10.4
AusNet Services Ltd. (347,894) (629,710) (132,235) (43.3)
Cochlear Ltd. (4,559) (713,313) 72,355 23.7
Commonwealth Bank of Australia (9,370) (695,351) 1,044 0.3
CSL Ltd. (2,476) (517,314) 25,524 8.4
Domino's Pizza Enterprises Ltd. (2,945) (336,844) 909 0.3
Evolution Mining Ltd. (119,533) (302,241) 20,583 6.7
IDP Education Ltd. (40,338) (976,708) (30,659) (10.0)
IGO Ltd. (61,197) (383,536) 26,753 8.8
Insurance Australia Group Ltd. (174,712) (610,142) 28,038 9.2
Lendlease Corp. Ltd. (67,829) (521,502) 41,546 13.6
Macquarie Group Ltd. (8,971) (1,159,020) 8,204 2.7
Magellan Financial Group Ltd. (26,277) (659,572) 86,314 28.3
NEXTDC Ltd. (28,085) (239,240) 42,467 13.9
Northern Star Resources Ltd. (102,863) (630,000) 45,811 15.0
Orica Ltd. (77,061) (752,684) (74,050) (24.2)
OZ Minerals Ltd. (20,271) (325,459) 14,770 4.8
Pilbara Minerals Ltd. (456,240) (657,473) 91,216 29.9
Pro Medicus Ltd. (11,079) (429,802) 36,717 12.0
Qantas Airways Ltd. (123,925) (499,791) (4,613) (1.5)
Qube Holdings Ltd. (132,786) (310,733) 13,279 4.3
REA Group Ltd. (2,831) (318,858) 2,983 1.0
SEEK Ltd. (20,489) (450,415) 3,205 1.0
Sydney Airport (136,885) (803,903) 17,649 5.8
Transurban Group (113,746) (1,146,387) 19,886 6.5
New Zealand
Xero Ltd. (3,115) (305,670) 36,890 12.1
United States
James Hardie Industries plc (28,417) (1,007,985) 96,180 31.5

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.10% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $91,279,935 $(10,853) $1,207,239 $1,196,386
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 208,117 979,004 62,584 5.2
Rio Tinto plc 36,840 2,414,941 21,177 1.8
Austria
Mondi plc 38,560 944,951 (44,674) (3.7)
Netherlands
Royal Dutch Shell plc 49,907 1,109,890 133,682 11.2
Russia
Evraz plc 196,917 1,562,339 8,679 0.7
South Africa
Anglo American plc 55,814 1,956,206 15,213 1.3
United Kingdom
ASOS plc 19,444 786,489 (48,294) (4.0)
Barclays plc 698,135 1,773,947 55,819 4.7
Barratt Developments plc 146,597 1,295,886 (46,248) (3.9)
BP plc 457,857 2,085,472 208,567 17.4
British American Tobacco plc 29,261 1,022,805 (26,491) (2.2)
Centrica plc 1,088,500 826,563 69,663 5.8
DCC plc 19,248 1,604,628 (23,944) (2.0)
IMI plc 42,092 941,465 (81,629) (6.8)
Imperial Brands plc 87,500 1,830,207 18,519 1.5
Inchcape plc 88,892 971,360 (43,774) (3.7)
Indivior plc 520,702 1,514,040 57,758 4.8
JD Sports Fashion plc 55,337 777,678 (66,001) (5.5)
Kingfisher plc 350,572 1,582,439 (157,463) (13.2)
M&G plc 345,247 943,287 2,901 0.2
Man Group plc 440,611 1,212,887 (36,838) (3.1)
Marks & Spencer Group plc 412,042 1,011,408 (479) (0.0)
Royal Mail plc 350,275 1,980,915 (302,074) (25.2)
Sage Group plc (The) 153,163 1,458,366 (74,550) (6.2)
Spectris plc 17,867 927,290 (28,142) (2.4)
Tate & Lyle plc 150,822 1,405,859 39,159 3.3

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (36,572) (1,528,105) 198,357 16.6
AstraZeneca plc (12,268) (1,478,512) (126,956) (10.6)
Auto Trader Group plc (99,350) (783,494) 26,077 2.2
BT Group plc (557,442) (1,195,051) (22,914) (1.9)
Croda International plc (19,128) (2,191,632) 120,664 10.1
Diageo plc (42,144) (2,040,402) (77,044) (6.4)
easyJet plc (147,122) (1,298,917) (18,216) (1.5)
Experian plc (26,171) (1,096,307) 65,403 5.5
Halma plc (31,413) (1,198,203) 82,163 6.9
Hargreaves Lansdown plc (61,853) (1,187,616) 158 0.0
Informa plc (193,473) (1,422,793) (32,446) (2.7)
J Sainsbury plc (338,022) (1,295,565) (9,945) (0.8)
National Grid plc (93,768) (1,117,313) 103,404 8.6
NatWest Group plc (273,759) (825,344) (40,902) (3.4)
Ocado Group plc (161,276) (3,604,169) 85,007 7.1
Prudential plc (80,905) (1,569,996) 6,409 0.5
Reckitt Benckiser Group plc (23,892) (1,876,961) 10,248 0.9
RELX plc (38,426) (1,106,141) 31,417 2.6
Rentokil Initial plc (106,457) (835,985) 20,752 1.7
Rolls-Royce Holdings plc (1,029,720) (1,923,225) (390,761) (32.7)
Severn Trent plc (65,576) (2,295,758) 159,259 13.3
St James's Place plc (69,173) (1,395,379) 108,795 9.1
United Utilities Group plc (131,591) (1,712,703) 128,658 10.8
Whitbread plc (28,926) (1,286,139) (10,057) (0.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HKD/
USD 1 Month Forward FX
Swap Rate plus or minus a
specified spread (-0.20% to
0.03%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $17,761,257 $(458,184) $55,453 $(402,731)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 235,500 709,660 4,023 (1.0)
Chow Tai Fook Jewellery Group Ltd. 100,600 191,320 (15,440) 3.8
SITC International Holdings Co. Ltd. 67,000 238,412 (43,898) 10.9

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
ASM Pacific Technology Ltd. 32,000 349,321 (30,238) 7.5
Bank of East Asia Ltd. (The) 31,800 51,307 (307) 0.1
CK Asset Holdings Ltd. 61,997 357,709 (8,453) 2.1
CLP Holdings Ltd. 76,000 731,761 (6,796) 1.7
Henderson Land Development Co. Ltd. 22,000 84,005 (10,240) 2.5
HKT Trust & HKT Ltd. 242,000 330,890 (3,605) 0.9
Hong Kong & China Gas Co. Ltd. 49,955 75,477 (436) 0.1
Kerry Properties Ltd. 241,000 633,940 (86,597) 21.5
Man Wah Holdings Ltd. 200,000 292,434 (38,462) 9.6
New World Development Co. Ltd. 95,250 387,406 (33,617) 8.3
Sino Land Co. Ltd. 226,000 304,038 (5,222) 1.3
Sun Hung Kai Properties Ltd. 22,500 280,943 (23,684) 5.9
Swire Pacific Ltd. 47,000 278,101 (18,330) 4.6
WH Group Ltd. 521,500 371,333 (12,520) 3.1
Xinyi Glass Holdings Ltd. 113,000 337,085 (37,278) 9.3
United Kingdom
CK Hutchison Holdings Ltd. 289,000 1,927,957 (20,122) 5.0
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (606,300) (1,540,028) (46,707) 11.6
ESR Cayman Ltd. (314,000) (947,684) 16,995 (4.2)
Hong Kong
AIA Group Ltd. (98,600) (1,134,335) (22,181) 5.5
Hang Lung Properties Ltd. (269,000) (613,065) 2,998 (0.7)
Hang Seng Bank Ltd. (32,200) (551,548) 10,634 (2.6)
MTR Corp. Ltd. (247,340) (1,331,164) 62,060 (15.4)
Power Assets Holdings Ltd. (32,500) (190,518) 2,570 (0.6)
Swire Properties Ltd. (45,600) (114,342) 1,656 (0.4)
Techtronic Industries Co. Ltd. (23,500) (464,397) 17,393 (4.3)
Wharf Real Estate Investment Co. Ltd. (188,000) (965,923) (68,659) 17.0
Macau
Galaxy Entertainment Group Ltd. (82,000) (420,745) 1,658 (0.4)
MGM China Holdings Ltd. (154,400) (96,121) 15,177 (3.8)
Sands China Ltd. (182,000) (372,463) (20,501) 5.1
SJM Holdings Ltd. (617,000) (419,360) 603 (0.1)
Wynn Macau Ltd. (792,000) (666,465) (40,658) 10.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the JPY/USD
1 Week Forward FX Swap
Rate plus or minus a specified
spread (-0.80% to 0.02%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
01/21/2025 $272,037,614 $154,516 $281,526 $436,042

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Corp. 51,600 1,869,819 (82,684) (19.0)
DeNA Co. Ltd. 100,300 1,860,437 33,280 7.6
Iida Group Holdings Co. Ltd. 75,700 1,947,134 (49,605) (11.4)
Japan Post Insurance Co. Ltd. 82,400 1,494,581 (53,333) (12.2)
Mitsubishi Electric Corp. 151,900 2,111,045 (59,312) (13.6)
Mizuho Financial Group, Inc. 162,700 2,301,743 (74,752) (17.1)
Nihon Unisys Ltd. 53,600 1,388,114 (80,465) (18.5)
Nintendo Co. Ltd. 4,000 1,911,531 (10,306) (2.4)
Ono Pharmaceutical Co. Ltd. 65,900 1,502,766 (94,346) (21.6)
Panasonic Corp. 117,100 1,451,501 (34,305) (7.9)
Resona Holdings, Inc. 432,700 1,730,807 (11,257) (2.6)
SCREEN Holdings Co. Ltd. 20,000 1,713,171 (171,322) (39.3)
Sekisui House Ltd. 81,900 1,715,065 (69,853) (16.0)
Shimamura Co. Ltd. 28,000 2,617,174 65,884 15.1
Sojitz Corp. 95,920 1,566,601 6,646 1.5
Sumitomo Rubber Industries Ltd. 130,400 1,654,468 (22,387) (5.1)
Sundrug Co. Ltd. 47,900 1,461,143 (108,966) (25.0)
Taiheiyo Cement Corp. 73,300 1,514,424 (137,298) (31.5)
Taisei Corp. 44,000 1,409,839 (51,094) (11.7)
Toyo Suisan Kaisha Ltd. 37,900 1,678,203 (113,604) (26.1)
Yamada Holdings Co. Ltd. 529,600 2,224,097 (88,533) (20.3)
Yamato Holdings Co. Ltd. 75,100 1,900,810 (100,477) (23.0)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (85,900) (2,258,309) 88,290 20.2
Asahi Intecc Co. Ltd. (59,800) (1,637,838) 126,955 29.1
Chugai Pharmaceutical Co. Ltd. (53,900) (1,972,411) 60,102 13.8
Daiichi Sankyo Co. Ltd. (61,700) (1,640,058) (88,548) (20.3)
Denso Corp. (43,400) (2,833,905) 222,828 51.1
East Japan Railway Co. (26,800) (1,894,041) (218,990) (50.2)
JSR Corp. (40,800) (1,466,596) 120,290 27.6
Kansai Electric Power Co., Inc. (The) (160,200) (1,552,367) 106,135 24.3
Keio Corp. (31,100) (1,663,436) 1,660 0.4
Kikkoman Corp. (30,800) (2,506,279) 129,348 29.7
Kobe Bussan Co. Ltd. (52,500) (1,715,378) 195,349 44.8
Kyowa Kirin Co. Ltd. (48,900) (1,762,857) 37,448 8.6
Mercari, Inc. (35,900) (1,983,762) (12,432) (2.9)
Mitsubishi Motors Corp. (670,700) (1,829,499) (94,734) (21.7)
Nippon Paint Holdings Co. Ltd. (174,200) (1,897,068) 293,236 67.2
Nissan Chemical Corp. (24,400) (1,427,065) 112,411 25.8
Odakyu Electric Railway Co. Ltd. (86,700) (2,006,677) (17,732) (4.1)
Oriental Land Co. Ltd. (13,600) (2,200,151) (106,507) (24.4)
Rakuten Group, Inc. (145,900) (1,421,177) 49,790 11.4
Shiseido Co. Ltd. (24,300) (1,633,190) 94,854 21.8
SoftBank Corp. (131,700) (1,786,484) 94,064 21.6
Sompo Holdings, Inc. (33,000) (1,431,706) 92,996 21.3
Tokio Marine Holdings, Inc. (58,200) (3,119,811) 40,588 9.3
Toyota Motor Corp. (185,500) (3,305,125) 35,025 8.0
West Japan Railway Co. (44,300) (2,226,831) (193,799) (44.4)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yamaha Corp. (24,100) (1,515,940) 84,123 19.3
Yaskawa Electric Corp. (33,500) (1,608,621) 232,755 53.4
Z Holdings Corp. (237,700) (1,521,294) 54,744 12.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
or ESTR plus or minus a
specified spread (-0.04% to
0.03%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
41-61 months
maturity
ranging from
01/13/2025
- 10/01/2026 $56,309,804 $104,322 $(77,150) $27,172
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Amundi SA 8,421 708,265 (67,275) (247.6)
Arkema SA 5,706 752,433 (7,736) (28.5)
Atos SE 19,187 1,019,249 78,264 288.0
Bollore SA 95,075 549,039 (12,527) (46.1)
Bouygues SA 14,371 594,491 (9,872) (36.3)
Carrefour SA 71,999 1,290,326 (2,754) (10.1)
Casino Guichard Perrachon SA 18,877 507,335 (15,048) (55.4)
Cie de Saint-Gobain 20,278 1,364,649 (69,036) (254.1)
Cie Generale des Etablissements Michelin SCA 4,212 645,870 (22,164) (81.6)
Eiffage SA 8,112 819,855 (15,336) (56.4)
Electricite de France SA 130,041 1,634,115 (700) (2.6)
Eutelsat Communications SA 64,230 883,233 147,114 541.4
Ipsen SA 14,775 1,407,910 14,584 53.7
La Francaise des Jeux SAEM 22,348 1,149,072 (6,030) (22.2)
Legrand SA 4,495 481,638 (23,208) (85.4)
Orange SA 72,152 780,314 (10,090) (37.1)
Publicis Groupe SA 30,694 2,061,956 62,048 228.4
Rexel SA 73,788 1,421,756 (92,121) (339.0)
Rubis SCA 37,656 1,303,767 (84,445) (310.8)
SEB SA 6,680 939,778 (98,069) (360.9)
Sodexo SA 17,211 1,504,168 92,668 341.0
Thales SA 9,830 953,073 4,525 16.7
Valeo 22,262 621,285 50,141 184.5
Luxembourg
Eurofins Scientific SE 8,955 1,149,746 (139,149) (512.1)
SES SA 76,543 682,472 36,035 132.6
Switzerland
STMicroelectronics NV 23,768 1,037,752 (6,284) (23.1)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Accor SA (31,828) (1,134,898) (79,361) (292.1)
Aeroports de Paris (11,725) (1,493,307) (160,925) (592.2)
Air Liquide SA (5,772) (924,444) 79,367 292.1
Airbus SE (4,174) (553,372) 4,103 15.1
Alstom SA (74,268) (2,817,188) (37,827) (139.2)
AXA SA (31,425) (870,889) (21,013) (77.3)
Danone SA (15,697) (1,070,189) 23,134 85.1
Dassault Systemes SE (10,324) (543,306) 37,958 139.7
Edenred (15,153) (815,723) 10,133 37.3
Engie SA (98,719) (1,291,560) 80,110 294.8
Getlink SE (70,000) (1,093,516) 34,330 126.3
Iliad SA (3,576) (797,762) (43,872) (161.5)
L'Oreal SA (3,413) (1,412,313) 146,761 540.1
LVMH Moet Hennessy Louis Vuitton SE (1,035) (741,333) 38,135 140.3
Orpea SA (6,465) (751,693) 40,324 148.4
Pernod Ricard SA (9,083) (2,002,467) (31,536) (116.1)
Remy Cointreau SA (7,901) (1,532,981) 16,130 59.4
Safran SA (8,489) (1,073,694) (38,653) (142.3)
SCOR SE (22,234) (640,248) 45,135 166.1
SOITEC (3,599) (777,989) 76,883 283.0
TotalEnergies SE (10,158) (485,532) (47,488) (174.8)
Worldline SA (11,954) (911,206) 77,186 284.1
Netherlands
Universal Music Group NV (29,007) (776,670) (7,439) (27.4)
United States
Schneider Electric SE (7,988) (1,330,434) 74,324 273.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.83% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
41-61 months
maturity
ranging from
01/13/2025
- 10/01/2026 $398,954,045 $3,361,984 $591,831 $3,953,815
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Activision Blizzard, Inc. 20,677 1,600,193 (16,466) (0.4)
AutoZone, Inc. 1,011 1,716,668 99,019 2.5
Capital One Financial Corp. 14,957 2,422,585 85,132 2.2

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Citigroup, Inc. 21,588 1,515,046 (5,537) (0.1)
Crown Castle International Corp. 9,246 1,602,517 (133,516) (3.4)
Facebook, Inc. 8,429 2,860,718 (233,465) (5.9)
Global Payments, Inc. 8,779 1,383,395 (94,180) (2.4)
Intel Corp. 41,246 2,197,587 (8,369) (0.2)
Kilroy Realty Corp. 21,923 1,451,522 18,898 0.5
Kohl's Corp. 35,230 1,658,981 (236,741) (6.0)
Markel Corp. 1,234 1,474,790 (63,896) (1.6)
MDU Resources Group, Inc. 48,655 1,443,594 (60,275) (1.5)
Schneider National, Inc. 70,433 1,601,646 32,300 0.8
SS&C Technologies Holdings, Inc. 19,886 1,380,088 (70,996) (1.8)
Texas Roadhouse, Inc. 23,586 2,154,109 (41,477) (1.0)
Tyson Foods, Inc. 17,534 1,384,134 59,140 1.5
Wells Fargo & Co. 32,756 1,520,206 65,990 1.7
Short Positions
Common Stocks
United States
American Airlines Group, Inc. (69,630) (1,428,808) (36,739) (0.9)
American Tower Corp. (7,364) (1,954,479) 154,818 3.9
Aon plc (6,666) (1,904,943) 43,903 1.1
Beyond Meat, Inc. (32,019) (3,370,320) 255,366 6.5
Bill.com Holdings, Inc. (5,195) (1,386,805) 96,875 2.5
Bright Horizons Family Solutions, Inc. (11,083) (1,545,192) 30,176 0.8
CenterPoint Energy, Inc. (88,025) (2,165,415) 133,480 3.4
Charter Communications, Inc. (3,450) (2,510,082) 197,845 5.0
Chegg, Inc. (27,871) (1,895,785) 279,225 7.1
Clarivate plc (63,379) (1,388,000) 226,487 5.7
Cree, Inc. (21,114) (1,704,533) 87,257 2.2
DISH Network Corp. (32,625) (1,417,882) 10,746 0.3
DraftKings, Inc. (34,027) (1,638,740) 403,280 10.2
Equinix, Inc. (2,024) (1,599,223) 106,557 2.7
Erie Indemnity Co. (8,714) (1,554,752) (19,330) (0.5)
First Financial Bankshares, Inc. (42,462) (1,951,129) (64,041) (1.6)
First Republic Bank (11,077) (2,136,532) 51,994 1.3
Home Depot, Inc. (The) (8,221) (2,698,625) 31,647 0.8
Hormel Foods Corp. (46,424) (1,903,384) 51,163 1.3
Lyft, Inc. (29,463) (1,578,922) (88,124) (2.2)
McCormick & Co., Inc. (Non-Voting) (20,077) (1,626,839) 108,294 2.7
NextEra Energy, Inc. (26,377) (2,071,122) 158,021 4.0
PNC Financial Services Group, Inc. (The) (7,580) (1,482,951) (25,955) (0.7)
Post Holdings, Inc. (14,144) (1,558,103) (30,922) (0.8)
QuantumScape Corp. (65,831) (1,615,493) (210,576) (5.3)
Realty Income Corp. (25,632) (1,662,492) 106,542 2.7
Royal Caribbean Cruises Ltd. (19,424) (1,727,765) (137,996) (3.5)
Sabre Corp. (136,902) (1,620,920) (91,889) (2.3)
Uber Technologies, Inc. (47,870) (2,144,576) (226,656) (5.7)
Visa, Inc. (8,000) (1,782,000) 37,611 1.0
Vroom, Inc. (74,643) (1,647,371) 292,631 7.4
Walt Disney Co. (The) (9,588) (1,622,002) 142,872 3.6
Welltower, Inc. (36,400) (2,999,360) 132,551 3.4

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.33% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
40-62 months
maturity
ranging from
01/21/2025
- 10/02/2026 $45,858,544 $865,175 $(32,370) $832,805
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 13,037 498,794 724 0.1
Atco Ltd. 20,262 649,965 (1,633) (0.2)
Canadian Tire Corp. Ltd. 4,101 573,868 (57,463) (6.9)
CI Financial Corp. 31,380 636,965 (30,692) (3.7)
Empire Co. Ltd. 21,642 659,546 2,540 0.3
Fairfax Financial Holdings Ltd. 3,315 1,338,223 (57,091) (6.9)
Finning International, Inc. 47,575 1,173,787 (10,088) (1.2)
iA Financial Corp., Inc. 7,632 432,998 65 0.0
Imperial Oil Ltd. 17,658 558,069 76,193 9.1
Kinross Gold Corp. 159,053 852,653 (20,513) (2.5)
Loblaw Cos. Ltd. 6,392 438,649 6,394 0.8
Magna International, Inc. 20,824 1,567,143 (21,202) (2.5)
Manulife Financial Corp. 50,306 968,309 (4,165) (0.5)
Nutrien Ltd. 7,447 483,355 10,401 1.2
Onex Corp. 13,337 942,835 (39,087) (4.7)
Open Text Corp. 8,130 396,808 (21,351) (2.6)
Quebecor, Inc. 23,178 560,144 509 0.1
Stantec, Inc. 12,931 607,449 (47,107) (5.7)
Suncor Energy, Inc. 28,076 582,090 35,283 4.2
Toromont Industries Ltd. 4,683 390,916 1,739 0.2
Toronto-Dominion Bank (The) 6,874 455,065 7,907 0.9
Tourmaline Oil Corp. 17,802 621,932 33,308 4.0
West Fraser Timber Co. Ltd. 8,320 700,756 48,437 5.8
Chile
Lundin Mining Corp. 76,052 547,003 6,589 0.8
United States
BRP, Inc. 8,484 785,303 (25,269) (3.0)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (27,496) (1,035,062) 104,776 12.6
Canada
Air Canada (58,271) (1,064,115) (5,203) (0.6)
Algonquin Power & Utilities Corp. (67,052) (983,069) 47,837 5.7
AltaGas Ltd. (27,101) (534,702) 19,756 2.4

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Ballard Power Systems, Inc. (103,726) (1,456,062) 173,303 20.8
BCE, Inc. (21,242) (1,064,113) 20,649 2.5
Boralex, Inc. (15,533) (458,656) 24,796 3.0
Brookfield Asset Management, Inc. (28,620) (1,533,586) 22,242 2.7
CAE, Inc. (12,860) (384,196) (11,752) (1.4)
Cameco Corp. (40,053) (870,250) 27,121 3.3
Canada Goose Holdings, Inc. (14,502) (517,863) 25,128 3.0
Canadian National Railway Co. (4,309) (499,349) 11,543 1.4
Canopy Growth Corp. (51,784) (717,519) 41,314 5.0
Dollarama, Inc. (11,951) (518,386) 9,725 1.2
Element Fleet Management Corp. (57,789) (583,091) 24,738 3.0
Emera, Inc. (19,966) (904,192) 16,867 2.0
Franco-Nevada Corp. (7,732) (1,004,501) 49,534 5.9
Innergex Renewable Energy, Inc. (55,269) (885,805) 54,804 6.6
Keyera Corp. (33,809) (850,697) 31,016 3.7
Lightspeed Commerce, Inc. (4,130) (398,522) 114,887 13.8
National Bank of Canada (5,221) (400,994) 2,756 0.3
Restaurant Brands International, Inc. (16,148) (989,330) 32,267 3.9
Saputo, Inc. (28,510) (725,017) 36,565 4.4
TC Energy Corp. (14,171) (682,034) 17,215 2.1
TMX Group Ltd. (5,487) (591,717) 4,159 0.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-5.70% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
01/21/2025
- 10/01/2026 $34,458,883 $300,753 $8,851 $309,604
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 133,148 272,839 (3,771) (1.2)
Assicurazioni Generali SpA 28,634 606,445 20,675 6.7
Atlantia SpA 11,554 218,043 892 0.3
Azimut Holding SpA 17,798 487,550 (11,234) (3.6)
Banca Generali SpA 19,407 848,192 (17,585) (5.7)
Banco BPM SpA 481,382 1,506,124 9,889 3.2
Buzzi Unicem SpA 67,931 1,543,008 (48,327) (15.6)
Eni SpA 39,842 531,301 25,689 8.3
Hera SpA 240,682 981,267 (33,349) (10.8)
Italgas SpA 149,467 955,726 (25,443) (8.2)
Prysmian SpA 30,636 1,070,070 (54,076) (17.5)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Telecom Italia SpA 2,516,636 984,033 (66,635) (21.5)
UniCredit SpA 225,442 2,983,429 177,168 57.2
Unipol Gruppo SpA 127,404 740,442 20,467 6.6
United Kingdom
CNH Industrial NV 75,360 1,266,731 14,169 4.6
United States
Stellantis NV 116,212 2,211,646 (48,221) (15.6)
Short Positions
Common Stocks
Italy
Amplifon SpA (8,828) (419,555) 14,289 4.6
Brembo SpA (5,809) (73,187) 1,494 0.5
Davide Campari-Milano NV (6,294) (88,413) (241) (0.1)
DiaSorin SpA (1,906) (399,138) 43,994 14.2
Enel SpA (64,801) (497,362) 25,061 8.1
Ferrari NV (12,501) (2,608,959) 58,493 18.9
FinecoBank Banca Fineco SpA (123,750) (2,235,158) 29,196 9.4
Infrastrutture Wireless Italiane SpA (150,559) (1,676,931) 36,649 11.8
Intesa Sanpaolo SpA (272,559) (771,611) (22,309) (7.2)
Leonardo SpA (54,670) (447,100) (23,011) (7.4)
Mediobanca Banca di Credito Finanziario SpA (187,434) (2,255,022) (83,705) (27.0)
Moncler SpA (9,614) (586,364) 2,863 0.9
Nexi SpA (99,353) (1,852,702) 247,047 79.8
Pirelli & C SpA (31,612) (184,939) 4,608 1.5
Poste Italiane SpA (7,666) (105,269) (84) (0.0)
Recordati Industria Chimica e Farmaceutica SpA (4,735) (274,439) 3,158 1.0
Saipem SpA (357,947) (878,372) (54,484) (17.6)
Salvatore Ferragamo SpA (15,929) (324,884) 1,964 0.6
Snam SpA (136,346) (754,251) 21,531 7.0
Terna - Rete Elettrica Nazionale (96,528) (685,041) 44,111 14.2
United States
Tenaris SA (12,676) (133,340) (10,179) (3.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
01/21/2025
- 09/14/2026 $5,829,935 $(140,323) $(6,154) $(146,477)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 12,100 37,382 756 (0.5)
Yangzijiang Shipbuilding Holdings Ltd. 1,774,500 1,786,604 (131,866) 90.0
Singapore
ComfortDelGro Corp. Ltd. 155,100 171,484 (4,427) 3.0
Genting Singapore Ltd. 587,400 309,707 (8,392) 5.7
United Overseas Bank Ltd. 17,200 325,382 (444) 0.3
Short Positions
Common Stocks
Singapore
City Developments Ltd. (98,700) (499,528) 26,769 (18.3)
DBS Group Holdings Ltd. (27,037) (599,103) 2,196 (1.5)
Keppel Corp. Ltd. (131,000) (500,255) 9,172 (6.3)
SATS Ltd. (31,100) (94,539) (4,315) 2.9
Singapore Airlines Ltd. (214,600) (790,286) (27,038) 18.5
Singapore Telecommunications Ltd. (374,900) (674,920) (4,056) 2.8
Venture Corp. Ltd. (3,100) (40,745) 1,322 (0.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.82% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
40-64 months
maturity
ranging from
01/22/2025
- 10/01/2026 $176,154,119 $(649,677) $(3,928,421) $(4,578,098)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 12,024 1,420,395 (93,163) 2.0
AGCO Corp. 12,479 1,529,052 (45,923) 1.0
Allegion plc 8,299 1,096,962 (51,301) 1.1
AmerisourceBergen Corp. 10,271 1,226,871 (40,323) 0.9
Anthem, Inc. 3,364 1,254,099 (22,446) 0.5
Apple, Inc. 8,751 1,238,266 (35,800) 0.8
Arrow Electronics, Inc. 15,679 1,760,595 (13,508) 0.3
Bristol-Myers Squibb Co. 19,687 1,164,880 (39,442) 0.9
Cerner Corp. 14,793 1,043,202 (66,074) 1.4
Cigna Corp. 6,029 1,206,765 (31,997) 0.7
Cisco Systems, Inc. 26,490 1,441,851 (59,018) 1.3

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Cummins, Inc. 4,697 1,054,758 (16,395) 0.4
EOG Resources, Inc. 17,048 1,368,443 103,555 (2.3)
Goldman Sachs Group, Inc. (The) 5,541 2,094,664 (71,629) 1.6
Hologic, Inc. 17,078 1,260,527 (64,907) 1.4
Johnson & Johnson 10,709 1,729,504 (34,430) 0.8
Laboratory Corp. of America Holdings 3,628 1,021,064 (52,570) 1.1
Lennox International, Inc. 3,676 1,081,369 (41,259) 0.9
Lockheed Martin Corp. 4,231 1,460,118 11,836 (0.3)
Merck & Co., Inc. 15,818 1,188,090 54,256 (1.2)
Organon & Co. 38,297 1,255,759 (45,799) 1.0
Oshkosh Corp. 16,590 1,698,318 (95,413) 2.1
Owens Corning 18,190 1,555,245 (102,477) 2.2
Pfizer, Inc. 33,753 1,451,717 (26,652) 0.6
Stanley Black & Decker, Inc. 6,219 1,090,253 (63,138) 1.4
Syneos Health, Inc. 12,410 1,085,627 (76,381) 1.7
Thermo Fisher Scientific, Inc. 3,589 2,050,503 (91,412) 2.0
Univar Solutions, Inc. 45,063 1,073,401 61,648 (1.3)
Vertex Pharmaceuticals, Inc. 7,879 1,429,172 (51,997) 1.1
Vishay Intertechnology, Inc. 54,013 1,085,121 (19,331) 0.4
Short Positions
Common Stocks
United States
10X Genomics, Inc. (7,927) (1,154,013) 114,329 (2.5)
Alnylam Pharmaceuticals, Inc. (6,036) (1,139,657) (246) 0.0
Boeing Co. (The) (7,961) (1,750,942) (52,593) 1.1
Catalent, Inc. (10,345) (1,376,609) 30,128 (0.7)
Dexcom, Inc. (3,003) (1,642,221) 45,177 (1.0)
Elanco Animal Health, Inc. (31,726) (1,011,742) 14,796 (0.3)
Exact Sciences Corp. (15,925) (1,520,041) 154,030 (3.4)
Guardant Health, Inc. (12,144) (1,518,121) 65,503 (1.4)
HealthEquity, Inc. (15,626) (1,011,940) (11,304) 0.2
Honeywell International, Inc. (6,538) (1,387,887) 40,375 (0.9)
Iovance Biotherapeutics, Inc. (41,453) (1,022,231) 31,983 (0.7)
Jazz Pharmaceuticals plc (8,000) (1,041,680) 22,173 (0.5)
LHC Group, Inc. (8,669) (1,360,253) 102,272 (2.2)
Ligand Pharmaceuticals, Inc. (8,358) (1,164,437) 43,037 (0.9)
Nektar Therapeutics (57,140) (1,026,234) (81,045) 1.8
New Fortress Energy, Inc. (54,964) (1,525,251) 1,199 (0.0)
Progyny, Inc. (23,307) (1,305,192) 96,007 (2.1)
TransDigm Group, Inc. (1,762) (1,100,492) (25,778) 0.6
Trex Co., Inc. (19,425) (1,979,990) 105,813 (2.3)
Trinity Industries, Inc. (50,361) (1,368,308) (16,543) 0.4

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
7-52 months
maturity
05/12/2022 $34,789,129 $69,546 $(166,501) $(96,955)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 17,262 577,445 (23,982) 24.7
Adecco Group AG (Registered) 29,650 1,485,635 (48,640) 50.2
Baloise Holding AG (Registered) 3,285 498,301 (2,683) 2.8
BKW AG 4,918 530,948 (12,490) 12.9
Bucher Industries AG (Registered) 963 457,242 (9,664) 10.0
Cie Financiere Richemont SA (Registered) 3,852 399,384 (11,803) 12.2
DKSH Holding AG 10,363 810,585 (5,139) 5.3
dormakaba Holding AG 584 423,679 16,103 (16.6)
Emmi AG (Registered) 114 117,798 (5,032) 5.2
Galenica AG 13,737 969,091 (90,222) 93.1
Geberit AG (Registered) 378 277,528 (24,113) 24.9
Georg Fischer AG (Registered) 123 182,157 (14,528) 15.0
Holcim Ltd. 27,228 1,311,981 (54,044) 55.7
Kuehne + Nagel International AG (Registered) 897 306,237 (35,866) 37.0
Novartis AG (Registered) 23,519 1,928,540 (24,010) 24.8
OC Oerlikon Corp. AG (Registered) 46,013 501,382 (28,041) 28.9
Roche Holding AG 1,749 638,332 (1,492) 1.5
Sonova Holding AG (Registered) 1,148 433,839 (33,396) 34.4
Swatch Group AG (The) 3,786 987,698 (67,412) 69.5
Swiss Life Holding AG (Registered) 672 338,599 (4,696) 4.8
Swisscom AG (Registered) 14 8,057 7 (0.0)
Tecan Group AG (Registered) 830 470,099 (45,021) 46.4
UBS Group AG (Registered) 120,363 1,921,188 (53,131) 54.8
United States
Swiss Re AG 889 75,876 (1,023) 1.1
Short Positions
Common Stocks
Austria
ams AG (35,904) (651,243) 5,531 (5.7)
Switzerland
Alcon, Inc. (4,765) (385,826) 13,150 (13.6)
Bachem Holding AG (Registered) (860) (657,213) 53,313 (55.0)
Belimo Holding AG (Registered) (83) (43,996) (222) 0.2
Chocoladefabriken Lindt & Spruengli AG (127) (1,419,969) 86,949 (89.7)
Credit Suisse Group AG (Registered) (44,934) (443,780) 11,772 (12.1)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Dufry AG (Registered) (25,611) (1,438,732) (261,738) 270.0
EMS-Chemie Holding AG (Registered) (885) (836,168) 52,416 (54.1)
Flughafen Zurich AG (Registered) (3,777) (672,925) (41,916) 43.2
Givaudan SA (Registered) (245) (1,116,978) 45,999 (47.4)
Helvetia Holding AG (Registered) (2,581) (279,992) (3,979) 4.1
Idorsia Ltd. (38,075) (917,993) 9,304 (9.6)
Logitech International SA (Registered) (3,515) (312,719) 10,623 (11.0)
Lonza Group AG (Registered) (979) (734,358) 55,237 (57.0)
Medmix AG (2,483) (117,229) 1,302 (1.3)
Nestle SA (Registered) (11,912) (1,435,278) 26,466 (27.3)
Partners Group Holding AG (594) (927,020) 83,357 (86.0)
Schindler Holding AG (945) (253,704) 28,872 (29.8)
SIG Combibloc Group AG (30,042) (798,801) 75,267 (77.6)
Sika AG (Registered) (8,623) (2,726,362) 260,026 (268.2)
Straumann Holding AG (Registered) (375) (672,548) 79,876 (82.4)
Sulzer AG (Registered) (2,483) (235,659) 351 (0.4)
Temenos AG (Registered) (368) (49,933) 3,043 (3.1)
VAT Group AG (805) (317,710) 33,262 (34.3)
Vifor Pharma AG (5,449) (706,283) 2,445 (2.5)
Zurich Insurance Group AG (2,409) (985,089) 19,158 (19.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
6-49 months
maturity
02/14/2022 $19,060,140 $40,606 $4,528 $45,134
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 931 2,520,301 (313,414) (694.4)
Carlsberg A/S 6,486 1,058,147 39,713 88.0
Coloplast A/S 3,305 516,778 (37,142) (82.3)
Demant A/S 4,632 233,412 (19,722) (43.7)
DSV A/S 3,345 800,672 (64,296) (142.5)
Genmab A/S 2,389 1,043,806 39,187 86.8
GN Store Nord A/S 7,872 544,452 (44,489) (98.6)
H Lundbeck A/S 31,352 851,925 21,029 46.6
Novo Nordisk A/S 2,136 205,888 616 1.4
Pandora A/S 9,233 1,120,884 (85,873) (190.3)
Royal Unibrew A/S 1,488 178,980 (80) (0.2)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (54,742) (1,618,811) 203,501 450.9
Chr Hansen Holding A/S (20,400) (1,666,318) 53,011 117.5
ISS A/S (9,003) (190,295) 1,666 3.7
Novozymes A/S (15,495) (1,062,202) 107,734 238.7
Orsted A/S (10,519) (1,386,558) 50,431 111.7
ROCKWOOL International A/S (1,412) (603,050) 100,131 221.9
SimCorp A/S (3,729) (440,596) 28,923 64.1
Tryg A/S (32,741) (742,201) 35,344 78.3
Vestas Wind Systems A/S (56,717) (2,274,864) (75,664) (167.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-4.25% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
3-49 months
maturity
12/16/2021 $91,374,924 $1,108,948 $65,270 $1,174,218
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 14,899 737,805 39,323 3.3
Proximus SADP 58,825 1,167,352 17,347 1.5
Germany
Aurubis AG 11,840 889,157 (2,668) (0.2)
Brenntag SE 15,150 1,407,354 (55,931) (4.8)
Covestro AG 24,593 1,676,032 51,162 4.4
Deutsche Bank AG (Registered) 141,814 1,802,136 (7,713) (0.7)
Deutsche Post AG (Registered) 25,976 1,628,950 (133,440) (11.4)
Freenet AG 29,218 764,486 22,693 1.9
Rheinmetall AG 10,390 1,014,878 76,146 6.5
Volkswagen AG (Preference) 3,477 775,032 10,792 0.9
Wacker Chemie AG 5,118 952,031 43,965 3.7
Netherlands
Aegon NV 155,540 802,874 35,670 3.0
ASML Holding NV 2,128 1,589,740 (207,739) (17.7)
ASR Nederland NV 23,031 1,053,562 5,453 0.5
Koninklijke Ahold Delhaize NV 56,272 1,873,753 28,712 2.4
NN Group NV 17,724 928,423 10,613 0.9
Signify NV 26,807 1,341,869 (15,062) (1.3)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Acerinox SA 91,388 1,171,328 (60,036) (5.1)
Enagas SA 34,802 773,445 24,081 2.1
Endesa SA 51,078 1,030,116 (46,614) (4.0)
Red Electrica Corp. SA 38,628 774,966 9,970 0.8
Repsol SA 124,039 1,619,150 124,603 10.6
Telefonica SA 248,963 1,168,278 (29,589) (2.5)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (13,343) (756,780) (974) (0.1)
Elia Group SA/NV (6,677) (797,903) 11,186 1.0
China
Prosus NV (20,562) (1,645,804) (4,769) (0.4)
Finland
Neste OYJ (23,341) (1,316,721) 59,717 5.1
Sampo OYJ (29,053) (1,436,404) 12,940 1.1
Germany
Carl Zeiss Meditec AG (7,291) (1,396,607) 240,663 20.5
CTS Eventim AG & Co. KGaA (13,359) (1,005,130) (94,244) (8.0)
Evotec SE (24,087) (1,142,133) 84,662 7.2
Fraport AG Frankfurt Airport Services Worldwide (16,514) (1,143,344) (113,864) (9.7)
Hannover Rueck SE (8,010) (1,394,871) 69,386 5.9
MTU Aero Engines AG (3,302) (742,362) (16,975) (1.4)
Rational AG (1,138) (1,069,008) 75,356 6.4
Siemens Healthineers AG (13,223) (857,584) 37,048 3.2
TeamViewer AG (33,026) (966,195) 103,304 8.8
Zalando SE (8,595) (783,878) 153,282 13.1
Netherlands
Argenx SE (6,619) (2,000,149) 139,981 11.9
Heineken NV (8,616) (899,294) 3,210 0.3
IMCD NV (3,948) (755,569) 19,349 1.6
Koninklijke DSM NV (5,356) (1,071,072) 58,149 5.0
Saudi Arabia
Delivery Hero SE (16,086) (2,051,853) 233,711 19.9
Spain
ACS Actividades de Construccion y Servicios SA (58,184) (1,576,128) (39,464) (3.4)
Amadeus IT Group SA (24,928) (1,639,560) (112,827) (9.6)
Banco Bilbao Vizcaya Argentaria SA (113,670) (750,291) (1,598) (0.1)
Cellnex Telecom SA (33,660) (2,078,170) 168,873 14.4
Ferrovial SA (55,355) (1,615,740) (42,523) (3.6)
Naturgy Energy Group SA (33,587) (845,416) (3,449) (0.3)
United Kingdom
Just Eat Takeaway.com NV (22,304) (1,629,620) 278,199 23.7

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
11-49 months
maturity
02/14/2022 $10,769,377 $492,137 $9,690 $501,827
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 36,266 1,796,482 117,833 23.5
Norway
Equinor ASA 43,889 1,116,133 90,494 18.0
Leroy Seafood Group ASA 58,904 486,896 (9,195) (1.8)
Norsk Hydro ASA 39,595 295,537 (1,988) (0.4)
Orkla ASA 142,311 1,306,158 33,697 6.7
Telenor ASA 15,657 263,539 1,970 0.4
United Kingdom
Subsea 7 SA 34,571 299,563 52,702 10.5
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (9,136) (755,403) 24,771 4.9
France
Adevinta ASA (56,317) (965,072) 37,511 7.5
Norway
Gjensidige Forsikring ASA (23,549) (521,567) 11,015 2.2
Mowi ASA (35,927) (912,791) 44,787 8.9
Salmar ASA (5,973) (396,342) 5,217 1.0
Schibsted ASA (16,534) (784,832) 39,668 7.9
TOMRA Systems ASA (16,613) (869,062) 43,655 8.7

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
5-49 months
maturity
02/14/2022 $27,620,262 $527,377 $53,872 $581,249
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 2,690 97,423 568 0.1
Sweden
Boliden AB 17,094 547,357 (7,786) (1.3)
Electrolux AB 32,066 740,844 (9,277) (1.6)
Getinge AB 60,827 2,425,049 (135,324) (23.3)
H & M Hennes & Mauritz AB 43,582 882,170 14,001 2.4
Husqvarna AB 77,015 920,025 (136,474) (23.5)
ICA Gruppen AB 5,640 258,761 (4,335) (0.7)
Lifco AB 2,936 78,859 (7,380) (1.3)
Saab AB 39,158 1,108,547 28,258 4.9
Securitas AB 40,877 646,985 10,939 1.9
Skanska AB 11,816 296,435 (16,674) (2.9)
SKF AB 32,394 763,890 12,525 2.2
SSAB AB 122,647 601,675 (34,194) (5.9)
Svenska Handelsbanken AB 131,842 1,476,552 41,902 7.2
Swedbank AB 41,075 828,265 26,911 4.6
Swedish Orphan Biovitrum AB 33,077 892,111 (15,083) (2.6)
Telefonaktiebolaget LM Ericsson 91,907 1,037,348 5,116 0.9
Trelleborg AB 27,790 589,961 (35,162) (6.0)
Volvo AB 14,496 323,645 7,492 1.3
Short Positions
Common Stocks
Finland
Nordea Bank Abp (29,066) (374,553) (5,766) (1.0)
Sweden
AAK AB (1,672) (35,966) 1,704 0.3
Alfa Laval AB (6,905) (257,546) 10,824 1.9
Assa Abloy AB (6,636) (192,488) 12,181 2.1
Atlas Copco AB (19,336) (1,167,617) 143,139 24.6
Axfood AB (3,296) (78,801) 3,299 0.6
BillerudKorsnas AB (22,165) (422,205) 7,900 1.4
Elekta AB (1,078) (12,073) 811 0.1
Embracer Group AB (87,852) (845,966) 88,423 15.2
Epiroc AB (24,319) (505,581) 12,547 2.2
EQT AB (27,964) (1,161,168) 85,746 14.8

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Essity AB (10,864) (336,936) (2,379) (0.4)
Evolution AB (4,349) (658,610) 64,435 11.1
Hexagon AB (41,956) (648,975) 55,760 9.6
Holmen AB (9,888) (434,267) 19,561 3.4
Indutrade AB (1,647) (45,800) 6,455 1.1
Nibe Industrier AB (59,955) (753,440) 97,394 16.8
Sandvik AB (29) (663) 40 0.0
Sinch AB (93,199) (1,807,314) 116,277 20.0
Skandinaviska Enskilda Banken AB (68,643) (967,409) (3,926) (0.7)
Svenska Cellulosa AB SCA (52,231) (809,480) 8,386 1.4
Sweco AB (21,811) (344,316) 24,326 4.2
Swedish Match AB (65,262) (571,482) 34,279 5.9
Tele2 AB (26,670) (394,895) (4,410) (0.8)
Telia Co. AB (67,289) (276,809) 4,348 0.7

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(a) Represents 7-day effective yield as of September 30, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended September 30, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) All or a portion of the security pledged as collateral for futures contracts.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) All or a portion of the security pledged as collateral for swap and futures contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 96.3%
INVESTMENT COMPANIES - 16.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 31,550,467 31,550,467
Limited Purpose Cash Investment
Fund, 0.01% (1)(a)(c) 198,024,721 197,945,966
UBS Select Treasury Preferred
Fund, 0.01% (1)(a) 1,407,095 1,407,095
TOTAL INVESTMENT COMPANIES
(Cost $230,903,528) 230,903,528
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 79.7%
U.S. Treasury Bills
0.04%, 10/7/2021 (d)(e) $ 4,079,000 4,078,974
0.04%, 10/21/2021 (e) 50,709,000 50,706,789
0.04%, 10/28/2021 (d)(e) 15,593,000 15,592,225
0.04%, 11/4/2021 (d)(e) 87,460,000 87,453,805
0.03%, 11/12/2021 (d)(e) 7,574,000 7,573,558
0.03%, 11/18/2021 (d)(e) 81,811,000 81,807,864
0.03%, 11/26/2021 (e) 4,204,000 4,203,755
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 79.7% (continued)
0.04%, 12/2/2021 (e) $ 8,373,000 8,372,469
0.04%, 12/9/2021 (e)(f) 9,823,000 9,822,466
0.05%, 1/6/2022 (e)(f) 2,567,000 2,566,758
0.05%, 1/13/2022 (e) 49,313,000 49,307,622
0.05%, 1/20/2022 (e)(g) 80,181,000 80,171,729
0.05%, 1/27/2022 (e)(f) 114,045,000 114,028,085
0.05%, 2/3/2022 (e)(f) 73,208,000 73,195,926
0.06%, 3/3/2022 (e)(f) 19,180,000 19,176,434
0.05%, 3/10/2022 (e)(f) 154,481,000 154,448,388
0.05%, 3/17/2022 (e)(g) 221,238,000 221,189,250
0.05%, 3/24/2022 (e)(f) 116,855,000 116,828,172
0.05%, 3/31/2022 (e) 9,913,000 9,910,259
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,110,427,100) 1,110,434,528
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,341,330,628) 1,341,338,056
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.3%
(Cost $1,341,330,628) 1,341,338,056
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.7% (h) 51,251,151
NET ASSETS - 100.0% 1,392,589,207
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2021
Shares
Held At
9/30/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 14.2%
INVESTMENT COMPANIES - 14.2%
Limited Purpose
Cash Investment
Fund,
0.01% (1)^(a)
(Cost $197,945,966) $342,382,832 $2,649,691,007 $(2,794,142,336) $(79) $14,542 $197,945,966 198,024,721 $26,424 $–
^    No longer affiliated as of September 30, 2021.
(a) Represents 7-day effective yield as of September 30, 2021.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/12/2021 USD 793,500 $ 96,750
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/28/2021 HKD 23,297,800 24,123
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 10/13/2021 BRL (158,959,255) 839,089
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/13/2021 BRL (125,727,355) 1,862,803
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/22/2021 USD (3,140,000) 144,326
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (2,676,264) 62,715
TAIEX Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/20/2021 TWD (6,767,600) 2,869
Wheat December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 11/26/2021 USD (4,099,075) 25,620
3,058,295
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/22/2021 USD 3,140,000 (463,900)
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 2,676,264 (312,382)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 12/17/2021 CHF 7,656,660 (280,397)
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/26/2021 USD 4,099,075 (87,049)
(1,143,728)
$ 1,914,567

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 18 10/2021 EUR $ 3,212,322 $ (105,175)
Brent Crude Oil 357 10/2021 USD 27,956,670 1,476,742
Hang Seng Index 1 10/2021 HKD 157,515 436
LME Aluminum Base Metal 2 10/2021 USD 142,327 17,088
LME Aluminum Base Metal 3 10/2021 USD 213,527 23,677
LME Aluminum Base Metal 4 10/2021 USD 284,825 41,415
LME Aluminum Base Metal 5 10/2021 USD 356,251 44,070
LME Aluminum Base Metal 6 10/2021 USD 426,608 55,831
LME Aluminum Base Metal 8 10/2021 USD 570,214 49,335
LME Aluminum Base Metal 17 10/2021 USD 1,210,196 136,498
LME Aluminum Base Metal 19 10/2021 USD 1,353,513 188,737
LME Aluminum Base Metal 22 10/2021 USD 1,566,730 205,213
LME Aluminum Base Metal 23 10/2021 USD 1,638,606 235,307
LME Copper Base Metal 1 10/2021 USD 223,488 (16,522)
LME Copper Base Metal 1 10/2021 USD 223,591 (10,746)
LME Copper Base Metal 1 10/2021 USD 223,493 (20,867)
LME Copper Base Metal 1 10/2021 USD 223,550 (10,990)
LME Copper Base Metal 2 10/2021 USD 446,982 (39,992)
LME Copper Base Metal 3 10/2021 USD 670,731 (34,052)
LME Copper Base Metal 4 10/2021 USD 894,050 (34,801)
LME Copper Base Metal 5 10/2021 USD 1,117,446 (100,898)
LME Nickel Base Metal 1 10/2021 USD 107,643 (9,210)
LME Nickel Base Metal 2 10/2021 USD 215,286 (9,390)
LME Nickel Base Metal 2 10/2021 USD 215,377 (8,269)
LME Nickel Base Metal 4 10/2021 USD 430,763 (18,136)
LME Nickel Base Metal 4 10/2021 USD 430,632 (11,700)
LME Nickel Base Metal 5 10/2021 USD 538,395 (25,857)
LME Nickel Base Metal 5 10/2021 USD 538,449 (18,699)
LME Nickel Base Metal 10 10/2021 USD 1,076,903 (47,857)
LME Nickel Base Metal 15 10/2021 USD 1,615,365 (68,731)
LME Nickel Base Metal 23 10/2021 USD 2,476,479 (84,941)
LME Zinc Base Metal 2 10/2021 USD 148,975 (981)
LME Zinc Base Metal 2 10/2021 USD 148,948 (71)
LME Zinc Base Metal 4 10/2021 USD 297,914 811
LME Zinc Base Metal 7 10/2021 USD 521,150 7,300
LME Zinc Base Metal 10 10/2021 USD 744,438 8,228
LME Zinc Base Metal 12 10/2021 USD 893,475 4,704
LME Zinc Base Metal 14 10/2021 USD 1,042,738 6,220
LME Zinc Base Metal 14 10/2021 USD 1,042,125 11,179
LME Zinc Base Metal 16 10/2021 USD 1,191,700 5,849
LME Zinc Base Metal 22 10/2021 USD 1,637,147 22,548
MSCI Singapore Index 47 10/2021 SGD 1,223,634 (15,130)
Natural Gas 55 10/2021 USD 3,226,850 327,070
NY Harbor ULSD 412 10/2021 USD 40,465,404 3,178,992
OMXS30 Index 19 10/2021 SEK 489,031 (16,889)
RBOB Gasoline 125 10/2021 USD 11,518,500 489,235
WTI Crude Oil 540 10/2021 USD 40,516,200 2,953,982
LME Aluminum Base Metal 1 11/2021 USD 71,321 6,318
LME Aluminum Base Metal 7 11/2021 USD 499,615 52,950
LME Aluminum Base Metal 8 11/2021 USD 571,350 44,876
LME Aluminum Base Metal 11 11/2021 USD 785,565 67,040
LME Aluminum Base Metal 14 11/2021 USD 1,000,073 93,910
LME Aluminum Base Metal 15 11/2021 USD 1,070,738 106,943

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 25 11/2021 USD $ 1,785,956 $ 158,883
LME Aluminum Base Metal 37 11/2021 USD 2,642,494 288,075
LME Aluminum Base Metal 41 11/2021 USD 2,927,400 272,382
LME Copper Base Metal 2 11/2021 USD 446,991 (32,315)
LME Copper Base Metal 2 11/2021 USD 446,863 (24,093)
LME Copper Base Metal 3 11/2021 USD 670,181 (20,345)
LME Copper Base Metal 3 11/2021 USD 670,181 (17,277)
LME Copper Base Metal 4 11/2021 USD 893,903 (48,108)
LME Copper Base Metal 5 11/2021 USD 1,117,354 (62,409)
LME Copper Base Metal 5 11/2021 USD 1,117,330 (72,306)
LME Copper Base Metal 17 11/2021 USD 3,797,694 (14,724)
LME Copper Base Metal 19 11/2021 USD 4,246,225 (262,450)
LME Copper Base Metal 40 11/2021 USD 8,935,750 (442,937)
LME Nickel Base Metal 3 11/2021 USD 322,911 (23,274)
LME Nickel Base Metal 4 11/2021 USD 430,551 (19,341)
LME Nickel Base Metal 8 11/2021 USD 860,657 (47,142)
LME Nickel Base Metal 11 11/2021 USD 1,183,974 (95,534)
LME Nickel Base Metal 19 11/2021 USD 2,044,077 (72,876)
LME Nickel Base Metal 21 11/2021 USD 2,259,873 (133,559)
LME Nickel Base Metal 25 11/2021 USD 2,690,982 (206,822)
LME Nickel Base Metal 26 11/2021 USD 2,797,113 (198,756)
LME Zinc Base Metal 2 11/2021 USD 149,050 395
LME Zinc Base Metal 6 11/2021 USD 447,590 6,422
LME Zinc Base Metal 9 11/2021 USD 671,429 (2,523)
LME Zinc Base Metal 19 11/2021 USD 1,417,433 (10,592)
LME Zinc Base Metal 46 11/2021 USD 3,428,725 (23,330)
LME Zinc Base Metal 46 11/2021 USD 3,431,313 44,652
Low Sulphur Gasoil 552 11/2021 USD 37,287,600 3,668,368
Australia 3 Year Bond 545 12/2021 AUD 45,877,502 (87,348)
Australia 3 Year Bond 875 12/2021 AUD 73,656,540 (140,747)
Cocoa 137 12/2021 GBP 3,459,288 134,134
Cocoa 213 12/2021 USD 5,648,760 50,123
Coffee 'C' 229 12/2021 USD 16,659,750 810,764
Copper 146 12/2021 USD 14,924,850 (708,071)
Cotton No. 2 326 12/2021 USD 17,245,400 1,969,336
FTSE/MIB Index 19 12/2021 EUR 2,792,127 (25,980)
KC HRW Wheat 416 12/2021 USD 15,220,400 389,210
Lean Hogs 261 12/2021 USD 8,915,760 645,692
LME Aluminum Base Metal 2 12/2021 USD 142,800 (4,306)
LME Aluminum Base Metal 3 12/2021 USD 214,388 (3,845)
LME Aluminum Base Metal 3 12/2021 USD 214,238 (5,615)
LME Aluminum Base Metal 3 12/2021 USD 214,181 (328)
LME Aluminum Base Metal 6 12/2021 USD 428,646 23,181
LME Aluminum Base Metal 8 12/2021 USD 571,700 (9,414)
LME Aluminum Base Metal 21 12/2021 USD 1,499,206 (519)
LME Aluminum Base Metal 34 12/2021 USD 2,427,813 (16,888)
LME Aluminum Base Metal 77 12/2021 USD 5,503,094 (195,133)
LME Aluminum Base Metal 112 12/2021 USD 8,001,308 440,978
LME Aluminum Base Metal 280 12/2021 USD 20,000,750 1,606,702
LME Copper Base Metal 1 12/2021 USD 223,344 (3,634)
LME Copper Base Metal 1 12/2021 USD 223,425 (18,578)
LME Copper Base Metal 2 12/2021 USD 446,688 (5,505)
LME Copper Base Metal 3 12/2021 USD 670,238 (12,103)
LME Copper Base Metal 4 12/2021 USD 893,639 (44,172)
LME Copper Base Metal 5 12/2021 USD 1,116,719 (43,580)
LME Copper Base Metal 5 12/2021 USD 1,117,094 (55,977)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 9 12/2021 USD $ 2,010,094 $ (80,905)
LME Copper Base Metal 10 12/2021 USD 2,234,010 (97,047)
LME Copper Base Metal 13 12/2021 USD 2,903,631 (166,836)
LME Copper Base Metal 104 12/2021 USD 23,234,250 (928,707)
LME Nickel Base Metal 2 12/2021 USD 215,160 (19,266)
LME Nickel Base Metal 3 12/2021 USD 322,790 (18,067)
LME Nickel Base Metal 5 12/2021 USD 537,920 (41,783)
LME Nickel Base Metal 6 12/2021 USD 645,552 (48,546)
LME Nickel Base Metal 9 12/2021 USD 968,544 (98,759)
LME Nickel Base Metal 12 12/2021 USD 1,291,158 (88,397)
LME Nickel Base Metal 15 12/2021 USD 1,613,925 (136,302)
LME Nickel Base Metal 15 12/2021 USD 1,613,903 (82,446)
LME Nickel Base Metal 25 12/2021 USD 2,690,400 (61,424)
LME Nickel Base Metal 72 12/2021 USD 7,748,568 (284,024)
LME Nickel Base Metal 318 12/2021 USD 34,222,842 (1,929,382)
LME Zinc Base Metal 6 12/2021 USD 447,975 (8,190)
LME Zinc Base Metal 7 12/2021 USD 522,638 (3,214)
LME Zinc Base Metal 12 12/2021 USD 896,013 (36,624)
LME Zinc Base Metal 13 12/2021 USD 971,100 (13,682)
LME Zinc Base Metal 14 12/2021 USD 1,044,663 (1,879)
LME Zinc Base Metal 15 12/2021 USD 1,119,131 (4,413)
LME Zinc Base Metal 20 12/2021 USD 1,493,250 (42,983)
LME Zinc Base Metal 31 12/2021 USD 2,314,731 (33,003)
LME Zinc Base Metal 37 12/2021 USD 2,762,688 (90,998)
LME Zinc Base Metal 52 12/2021 USD 3,879,590 (4,963)
LME Zinc Base Metal 64 12/2021 USD 4,780,464 (147,299)
LME Zinc Base Metal 360 12/2021 USD 26,883,000 (289,491)
Nikkei 225 Index 25 12/2021 JPY 6,617,548 (44,750)
S&P/TSX 60 Index 22 12/2021 CAD 4,155,092 (71,934)
SPI 200 Index 99 12/2021 AUD 13,049,374 (108,616)
TOPIX Index 38 12/2021 JPY 6,932,836 (70,344)
Wheat 43 12/2021 USD 1,559,825 4,526
Sugar No. 11 582 2/2022 USD 13,258,426 368,086
ASX 90 Day Bank Accepted Bill 159 3/2022 AUD 114,929,213 (2,063)
3 Month Canadian Bankers Acceptance 7 6/2022 CAD 1,370,598 (958)
ASX 90 Day Bank Accepted Bill 115 6/2022 AUD 83,114,657 (1,513)
11,763,245
Short Contracts
CAC 40 10 Euro Index (684) 10/2021 EUR (51,642,857) 1,127,487
HSCEI (47) 10/2021 HKD (2,632,662) (13,343)
IBEX 35 Index (10) 10/2021 EUR (1,021,248) 3,646
LME Aluminum Base Metal (2) 10/2021 USD (142,327) (17,182)
LME Aluminum Base Metal (3) 10/2021 USD (213,527) (23,485)
LME Aluminum Base Metal (4) 10/2021 USD (284,825) (41,227)
LME Aluminum Base Metal (5) 10/2021 USD (356,251) (44,203)
LME Aluminum Base Metal (6) 10/2021 USD (426,608) (56,122)
LME Aluminum Base Metal (8) 10/2021 USD (570,214) (47,988)
LME Aluminum Base Metal (17) 10/2021 USD (1,210,196) (142,321)
LME Aluminum Base Metal (19) 10/2021 USD (1,353,513) (169,864)
LME Aluminum Base Metal (22) 10/2021 USD (1,566,730) (204,556)
LME Aluminum Base Metal (23) 10/2021 USD (1,638,606) (240,217)
LME Copper Base Metal (1) 10/2021 USD (223,493) 21,205
LME Copper Base Metal (1) 10/2021 USD (223,488) 16,391
LME Copper Base Metal (1) 10/2021 USD (223,591) 11,231
LME Copper Base Metal (1) 10/2021 USD (223,550) 10,659
LME Copper Base Metal (2) 10/2021 USD (446,982) 40,813

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (3) 10/2021 USD $ (670,731) $ 36,309
LME Copper Base Metal (4) 10/2021 USD (894,050) 33,297
LME Copper Base Metal (5) 10/2021 USD (1,117,446) 94,015
LME Nickel Base Metal (1) 10/2021 USD (107,643) 8,964
LME Nickel Base Metal (2) 10/2021 USD (215,286) 8,976
LME Nickel Base Metal (2) 10/2021 USD (215,377) 8,297
LME Nickel Base Metal (4) 10/2021 USD (430,632) 10,356
LME Nickel Base Metal (4) 10/2021 USD (430,763) 18,026
LME Nickel Base Metal (5) 10/2021 USD (538,395) 34,680
LME Nickel Base Metal (5) 10/2021 USD (538,449) 17,736
LME Nickel Base Metal (10) 10/2021 USD (1,076,903) 48,098
LME Nickel Base Metal (15) 10/2021 USD (1,615,365) 71,317
LME Nickel Base Metal (23) 10/2021 USD (2,476,479) 83,560
LME Zinc Base Metal (2) 10/2021 USD (148,948) (804)
LME Zinc Base Metal (2) 10/2021 USD (148,975) 727
LME Zinc Base Metal (4) 10/2021 USD (297,914) (821)
LME Zinc Base Metal (7) 10/2021 USD (521,150) (7,021)
LME Zinc Base Metal (10) 10/2021 USD (744,438) (9,592)
LME Zinc Base Metal (12) 10/2021 USD (893,475) (5,017)
LME Zinc Base Metal (14) 10/2021 USD (1,042,738) (741)
LME Zinc Base Metal (14) 10/2021 USD (1,042,125) (13,555)
LME Zinc Base Metal (16) 10/2021 USD (1,191,700) 4,773
LME Zinc Base Metal (22) 10/2021 USD (1,637,147) (22,911)
SGX FTSE China A50 Index (299) 10/2021 USD (4,632,407) (23,645)
SGX FTSE Taiwan Index (305) 10/2021 USD (18,043,800) 171,382
SGX NIFTY 50 Index (54) 10/2021 USD (1,901,016) 13,068
LME Aluminum Base Metal (1) 11/2021 USD (71,321) (6,315)
LME Aluminum Base Metal (7) 11/2021 USD (499,615) (53,069)
LME Aluminum Base Metal (8) 11/2021 USD (571,350) (47,403)
LME Aluminum Base Metal (11) 11/2021 USD (785,565) (67,740)
LME Aluminum Base Metal (14) 11/2021 USD (1,000,073) (97,114)
LME Aluminum Base Metal (15) 11/2021 USD (1,070,738) (105,553)
LME Aluminum Base Metal (25) 11/2021 USD (1,785,956) (150,475)
LME Aluminum Base Metal (37) 11/2021 USD (2,642,494) (296,378)
LME Aluminum Base Metal (41) 11/2021 USD (2,927,400) (270,516)
LME Copper Base Metal (2) 11/2021 USD (446,991) 34,528
LME Copper Base Metal (2) 11/2021 USD (446,863) 23,718
LME Copper Base Metal (3) 11/2021 USD (670,181) 23,629
LME Copper Base Metal (3) 11/2021 USD (670,181) 20,561
LME Copper Base Metal (4) 11/2021 USD (893,903) 42,512
LME Copper Base Metal (5) 11/2021 USD (1,117,354) 61,501
LME Copper Base Metal (5) 11/2021 USD (1,117,330) 73,214
LME Copper Base Metal (17) 11/2021 USD (3,797,694) 2,762
LME Copper Base Metal (19) 11/2021 USD (4,246,225) 262,879
LME Copper Base Metal (40) 11/2021 USD (8,935,750) 452,095
LME Nickel Base Metal (3) 11/2021 USD (322,911) 23,940
LME Nickel Base Metal (4) 11/2021 USD (430,551) 19,277
LME Nickel Base Metal (8) 11/2021 USD (860,657) 47,239
LME Nickel Base Metal (11) 11/2021 USD (1,183,974) 93,093
LME Nickel Base Metal (19) 11/2021 USD (2,044,077) 58,027
LME Nickel Base Metal (21) 11/2021 USD (2,259,873) 130,915
LME Nickel Base Metal (25) 11/2021 USD (2,690,982) 212,085
LME Nickel Base Metal (26) 11/2021 USD (2,797,113) 199,690
LME Zinc Base Metal (2) 11/2021 USD (149,050) 294
LME Zinc Base Metal (6) 11/2021 USD (447,590) (6,468)
LME Zinc Base Metal (9) 11/2021 USD (671,429) –

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (19) 11/2021 USD $ (1,417,433) $ 11,579
LME Zinc Base Metal (46) 11/2021 USD (3,431,313) (56,288)
LME Zinc Base Metal (46) 11/2021 USD (3,428,725) 4,639
Soybean (434) 11/2021 USD (27,255,200) 1,610,564
100 oz Gold (509) 12/2021 USD (89,431,300) 801,742
Australia 10 Year Bond (69) 12/2021 AUD (7,059,986) 6,588
Canada 10 Year Bond (474) 12/2021 CAD (53,615,964) 1,205,281
Corn (420) 12/2021 USD (11,271,750) 259,291
DAX Index (84) 12/2021 EUR (37,188,595) 621,996
DJIA CBOT E-Mini Index (221) 12/2021 USD (37,262,810) 587,473
EURO STOXX 50 Index (411) 12/2021 EUR (19,271,793) 492,570
Euro-Bobl (1,403) 12/2021 EUR (219,397,282) 559,514
Euro-BTP (853) 12/2021 EUR (150,236,431) 1,543,996
Euro-Bund (563) 12/2021 EUR (110,859,157) 1,011,200
Euro-Buxl (146) 12/2021 EUR (34,446,178) 711,510
Euro-OAT (1,488) 12/2021 EUR (286,121,717) 2,721,997
Euro-Schatz (2,937) 12/2021 EUR (381,729,708) 138,216
FTSE 100 Index (716) 12/2021 GBP (68,240,771) (195,953)
FTSE/JSE Top 40 Index (14) 12/2021 ZAR (540,904) 768
Japan 10 Year Bond (419) 12/2021 JPY (570,249,606) 1,075,675
KOSPI 200 Index (454) 12/2021 KRW (38,488,387) 645,526
Live Cattle (612) 12/2021 USD (30,777,480) 483,330
LME Aluminum Base Metal (2) 12/2021 USD (142,800) 4,444
LME Aluminum Base Metal (3) 12/2021 USD (214,181) 849
LME Aluminum Base Metal (3) 12/2021 USD (214,238) 4,988
LME Aluminum Base Metal (3) 12/2021 USD (214,388) 5,654
LME Aluminum Base Metal (6) 12/2021 USD (428,646) (25,937)
LME Aluminum Base Metal (8) 12/2021 USD (571,700) 7,076
LME Aluminum Base Metal (21) 12/2021 USD (1,499,206) 6,000
LME Aluminum Base Metal (34) 12/2021 USD (2,427,813) 22,594
LME Aluminum Base Metal (77) 12/2021 USD (5,503,094) 128,865
LME Aluminum Base Metal (112) 12/2021 USD (8,001,308) (503,083)
LME Aluminum Base Metal (283) 12/2021 USD (20,215,044) (407,693)
LME Copper Base Metal (1) 12/2021 USD (223,344) 3,656
LME Copper Base Metal (1) 12/2021 USD (223,425) 18,459
LME Copper Base Metal (2) 12/2021 USD (446,688) 6,406
LME Copper Base Metal (3) 12/2021 USD (670,238) 15,405
LME Copper Base Metal (4) 12/2021 USD (893,639) 45,456
LME Copper Base Metal (5) 12/2021 USD (1,116,719) 47,018
LME Copper Base Metal (5) 12/2021 USD (1,117,094) 57,518
LME Copper Base Metal (9) 12/2021 USD (2,010,094) 70,882
LME Copper Base Metal (10) 12/2021 USD (2,234,010) 94,976
LME Copper Base Metal (13) 12/2021 USD (2,903,631) 168,803
LME Copper Base Metal (62) 12/2021 USD (13,851,188) 567,476
LME Nickel Base Metal (2) 12/2021 USD (215,160) 18,894
LME Nickel Base Metal (3) 12/2021 USD (322,790) 18,599
LME Nickel Base Metal (5) 12/2021 USD (537,920) 42,115
LME Nickel Base Metal (6) 12/2021 USD (645,552) 48,180
LME Nickel Base Metal (9) 12/2021 USD (968,544) 106,029
LME Nickel Base Metal (12) 12/2021 USD (1,291,158) 91,970
LME Nickel Base Metal (15) 12/2021 USD (1,613,903) 77,063
LME Nickel Base Metal (15) 12/2021 USD (1,613,925) 133,831
LME Nickel Base Metal (25) 12/2021 USD (2,690,400) 22,893
LME Nickel Base Metal (72) 12/2021 USD (7,748,568) 271,879
LME Nickel Base Metal (117) 12/2021 USD (12,591,423) 502,761
LME Zinc Base Metal (6) 12/2021 USD (447,975) 9,443

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (7) 12/2021 USD $ (522,638) $ 2,810
LME Zinc Base Metal (12) 12/2021 USD (896,013) 32,758
LME Zinc Base Metal (13) 12/2021 USD (971,100) 8,389
LME Zinc Base Metal (14) 12/2021 USD (1,044,663) 3,546
LME Zinc Base Metal (15) 12/2021 USD (1,119,131) 1,118
LME Zinc Base Metal (20) 12/2021 USD (1,493,250) 39,941
LME Zinc Base Metal (31) 12/2021 USD (2,314,731) 34,202
LME Zinc Base Metal (37) 12/2021 USD (2,762,688) 93,603
LME Zinc Base Metal (52) 12/2021 USD (3,879,590) (3,088)
LME Zinc Base Metal (64) 12/2021 USD (4,780,464) 157,732
LME Zinc Base Metal (161) 12/2021 USD (12,022,675) 104,868
Long Gilt (2,179) 12/2021 GBP (368,201,829) 6,960,919
MSCI EAFE E-Mini Index (98) 12/2021 USD (11,108,300) 34,375
MSCI Emerging Markets E-Mini Index (623) 12/2021 USD (38,800,440) 641,668
NASDAQ 100 E-Mini Index (93) 12/2021 USD (27,309,450) 485,973
Palladium (13) 12/2021 USD (2,469,740) 696,491
Russell 2000 E-Mini Index (335) 12/2021 USD (36,863,400) 399,196
S&P 500 E-Mini Index (99) 12/2021 USD (21,273,863) 379,202
S&P Midcap 400 E-Mini Index (63) 12/2021 USD (16,589,160) 241,476
Silver (100) 12/2021 USD (11,023,500) 464,232
Soybean Meal (664) 12/2021 USD (21,825,680) 1,010,142
Soybean Oil (235) 12/2021 USD (8,275,290) (192,849)
U.S. Treasury 10 Year Note (1,059) 12/2021 USD (139,506,703) 1,277,727
U.S. Treasury 2 Year Note (10,668) 12/2021 USD (2,347,793,437) 866,426
U.S. Treasury 5 Year Note (7,142) 12/2021 USD (877,071,077) 3,283,195
U.S. Treasury Long Bond (361) 12/2021 USD (57,590,781) 923,013
U.S. Treasury Ultra Bond (785) 12/2021 USD (150,401,094) 4,154,155
Platinum (3) 1/2022 USD (144,360) 3,026
3 Month Canadian Bankers Acceptance (149) 3/2022 CAD (29,232,986) 7,639
3 Month Euro Euribor (249) 3/2022 EUR (72,482,245) (4,961)
3 Month Euro Euribor (365) 3/2022 EUR (106,249,075) 12,210
3 Month Eurodollar (2,161) 3/2022 USD (539,466,637) (165,776)
3 Month Euroswiss (29) 3/2022 CHF (7,835,399) 10
3 Month Sterling (111) 3/2022 GBP (18,604,503) 33,661
3 Month Sterling (301) 3/2022 GBP (50,450,050) 19,226
3 Month Euro Euribor (918) 6/2022 EUR (267,130,655) 19,439
3 Month Euro Euribor (1,029) 6/2022 EUR (299,430,767) 96,415
3 Month Eurodollar (2,027) 6/2022 USD (505,711,162) (213,040)
3 Month Euroswiss (38) 6/2022 CHF (10,262,997) 2,394
3 Month Sterling (720) 6/2022 GBP (120,508,088) 305,277
3 Month Euro Euribor (412) 9/2022 EUR (119,846,945) 72,324
3 Month Euro Euribor (1,751) 9/2022 EUR (509,349,516) 89,040
3 Month Eurodollar (1,971) 9/2022 USD (491,222,475) (147,824)
3 Month Euroswiss (73) 9/2022 CHF (19,709,882) 9,556
3 Month Sterling (640) 9/2022 GBP (106,994,339) 324,283
3 Month Euro Euribor (695) 12/2022 EUR (202,108,618) 128,791
3 Month Euro Euribor (1,227) 12/2022 EUR (356,816,223) 69,273
3 Month Eurodollar (1,915) 12/2022 USD (476,380,188) 1,758
3 Month Sterling (1,431) 12/2022 GBP (239,063,944) 763,988
3 Month Euro Euribor (609) 3/2023 EUR (177,037,769) 26,249
3 Month Euro Euribor (1,599) 3/2023 EUR (464,833,157) 337,782
3 Month Eurodollar (1,977) 3/2023 USD (491,185,650) 98,866
3 Month Sterling (326) 3/2023 GBP (54,434,354) 72,119
3 Month Sterling (1,327) 3/2023 GBP (221,577,875) 690,444
3 Month Euro Euribor (587) 6/2023 EUR (170,582,820) 30,772
3 Month Euro Euribor (1,639) 6/2023 EUR (476,295,131) 385,182

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Eurodollar (2,012) 6/2023 USD $ (499,101,750) $ 201,622
3 Month Sterling (272) 6/2023 GBP (45,397,005) 72,149
3 Month Sterling (1,115) 6/2023 GBP (186,094,341) 619,720
3 Month Euro Euribor (676) 9/2023 EUR (196,377,798) 186,578
3 Month Euro Euribor (1,110) 9/2023 EUR (322,454,668) 91,729
3 Month Eurodollar (2,033) 9/2023 USD (503,142,088) 558,384
90-Day Sterling (314) 9/2023 GBP (52,385,683) 73,885
90-Day Sterling (713) 9/2023 GBP (118,952,203) 392,805
44,782,224
$ 56,545,469
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 31,301,063 USD 5,664,783 CITI
**
12/15/2021 $ 10,908
BRL 31,301,062 USD 5,664,790 JPMC
**
12/15/2021 10,901
CAD 32,598,369 USD 25,420,635 CITI 12/15/2021 315,860
CAD 32,598,370 USD 25,420,667 JPMC 12/15/2021 315,828
COP 43,141,033,000 USD 11,120,718 CITI
**
12/15/2021 152,466
COP 43,141,033,000 USD 11,120,732 JPMC
**
12/15/2021 152,451
IDR 37,929,414,017 USD 2,606,574 CITI
**
12/15/2021 19,924
IDR 37,929,414,015 USD 2,606,569 JPMC
**
12/15/2021 19,929
ILS 23,797,939 USD 7,359,953 CITI 12/15/2021 26,880
ILS 23,797,936 USD 7,359,961 JPMC 12/15/2021 26,871
INR 100,781,500 USD 1,337,987 CITI
**
12/15/2021 8,410
INR 100,781,500 USD 1,337,989 JPMC
**
12/15/2021 8,409
JPY 155,422,500 USD 1,393,715 CITI 12/15/2021 3,711
JPY 155,422,500 USD 1,393,716 JPMC 12/15/2021 3,709
KRW 4,069,736,500 USD 3,426,250 CITI
**
12/15/2021 6,499
KRW 4,069,736,500 USD 3,426,254 JPMC
**
12/15/2021 6,495
NOK 106,372,500 USD 12,001,359 CITI 12/15/2021 159,473
NOK 106,372,500 USD 12,001,374 JPMC 12/15/2021 159,457
SEK 260,238,282 USD 29,516,499 CITI 12/15/2021 231,357
SEK 260,238,280 USD 29,516,535 JPMC 12/15/2021 231,320
SGD 255,000 USD 187,176 CITI 12/15/2021 598
SGD 255,000 USD 187,176 JPMC 12/15/2021 597
TWD 209,375,000 USD 7,540,717 CITI
**
12/15/2021 16,860
TWD 209,375,000 USD 7,540,726 JPMC
**
12/15/2021 16,849
USD 197,597,756 AUD 270,620,479 CITI 12/15/2021 1,882,968
USD 197,597,507 AUD 270,620,477 JPMC 12/15/2021 1,882,722
USD 30,827,587 BRL 165,945,500 CITI
**
12/15/2021 737,381
USD 30,827,548 BRL 165,945,500 JPMC
**
12/15/2021 737,343
USD 20,153,975 CAD 25,457,500 CITI 12/15/2021 55,214
USD 20,153,949 CAD 25,457,500 JPMC 12/15/2021 55,189
USD 55,288,890 CHF 50,605,500 CITI 12/15/2021 884,096
USD 55,288,821 CHF 50,605,500 JPMC 12/15/2021 884,027
USD 6,931,784 CLP 5,457,388,500 CITI
**
12/15/2021 246,254
USD 6,931,775 CLP 5,457,388,500 JPMC
**
12/15/2021 246,245
USD 400,511 COP 1,515,708,328 CITI
**
12/15/2021 4,441
USD 400,511 COP 1,515,708,328 JPMC
**
12/15/2021 4,441
USD 382,769,120 EUR 325,022,960 CITI 12/15/2021 5,690,157

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 382,768,637 EUR 325,022,956 JPMC 12/15/2021 $ 5,689,679
USD 40,918,579 GBP 29,825,000 CITI 12/15/2021 727,387
USD 40,918,528 GBP 29,825,000 JPMC 12/15/2021 727,336
USD 42,593,688 HUF 12,660,144,000 CITI 12/15/2021 1,895,174
USD 42,593,635 HUF 12,660,144,000 JPMC 12/15/2021 1,895,120
USD 2,105,959 ILS 6,780,000 CITI 12/15/2021 1,460
USD 2,105,956 ILS 6,780,000 JPMC 12/15/2021 1,458
USD 1,149,783 INR 84,934,964 CITI
**
12/15/2021 15,088
USD 1,149,767 INR 84,934,964 JPMC
**
12/15/2021 15,072
USD 182,450,326 JPY 20,055,496,220 CITI 12/15/2021 2,128,591
USD 182,470,678 JPY 20,055,496,220 JPMC 12/15/2021 2,148,944
USD 43,149,694 KRW 50,513,069,001 CITI
**
12/15/2021 542,830
USD 43,149,866 KRW 50,513,068,999 JPMC
**
12/15/2021 543,002
USD 54,825,988 MXN 1,111,545,000 CITI 12/15/2021 1,549,166
USD 54,825,920 MXN 1,111,545,000 JPMC 12/15/2021 1,549,097
USD 10,415,839 NOK 90,543,626 CITI 12/15/2021 64,613
USD 10,415,826 NOK 90,543,624 JPMC 12/15/2021 64,600
USD 18,567,182 NZD 26,678,016 CITI 12/15/2021 160,700
USD 18,567,159 NZD 26,678,016 JPMC 12/15/2021 160,678
USD 28,776,251 PHP 1,460,017,600 CITI
**
12/15/2021 449,453
USD 28,776,215 PHP 1,460,017,592 JPMC
**
12/15/2021 449,417
USD 23,301,771 PLN 91,861,500 CITI 12/15/2021 210,607
USD 23,301,742 PLN 91,861,500 JPMC 12/15/2021 210,578
USD 21,314,278 SEK 185,094,000 CITI 12/15/2021 156,170
USD 21,314,251 SEK 185,094,000 JPMC 12/15/2021 156,144
USD 57,296,494 SGD 77,423,190 CITI 12/15/2021 284,591
USD 57,296,419 SGD 77,423,186 JPMC 12/15/2021 284,519
USD 3,562,057 TWD 98,125,520 CITI
**
12/15/2021 20,129
USD 3,562,053 TWD 98,125,517 JPMC
**
12/15/2021 20,125
USD 3,339,504 ZAR 50,661,500 CITI 12/15/2021 9,388
USD 3,339,500 ZAR 50,661,500 JPMC 12/15/2021 9,384
ZAR 174,452,526 USD 11,323,416 CITI 12/15/2021 143,814
ZAR 174,452,525 USD 11,323,430 JPMC 12/15/2021 143,801
Total unrealized appreciation 37,644,355
AUD 147,255,500 USD 107,936,992 CITI 12/15/2021 (1,440,695)
AUD 147,255,500 USD 107,900,845 JPMC 12/15/2021 (1,404,548)
BRL 320,706,943 USD 59,870,416 CITI
**
12/15/2021 (1,717,965)
BRL 320,706,940 USD 59,870,490 JPMC
**
12/15/2021 (1,718,040)
CAD 49,820,612 USD 39,491,408 CITI 12/15/2021 (157,909)
CAD 49,820,608 USD 39,491,454 JPMC 12/15/2021 (157,958)
CHF 75,319,002 USD 82,287,515 CITI 12/15/2021 (1,313,810)
CHF 75,318,998 USD 82,287,613 JPMC 12/15/2021 (1,313,913)
CLP 24,049,723,673 USD 30,511,917 CITI
**
12/15/2021 (1,049,996)
CLP 24,049,723,671 USD 30,511,955 JPMC
**
12/15/2021 (1,050,034)
COP 5,887,576,500 USD 1,554,624 CITI
**
12/15/2021 (16,142)
COP 5,887,576,500 USD 1,554,626 JPMC
**
12/15/2021 (16,143)
EUR 229,037,000 USD 270,347,993 CITI 12/15/2021 (4,628,198)
EUR 229,037,000 USD 270,348,331 JPMC 12/15/2021 (4,628,536)
GBP 37,310,494 USD 51,133,677 CITI 12/15/2021 (855,279)
GBP 37,310,490 USD 51,133,736 JPMC 12/15/2021 (855,343)
HUF 32,462,354,143 USD 108,564,184 CITI 12/15/2021 (4,207,584)
HUF 32,462,354,139 USD 108,564,319 JPMC 12/15/2021 (4,207,719)
IDR 230,203,073,339 USD 16,001,293 CITI
**
12/15/2021 (60,421)
IDR 230,203,073,338 USD 16,001,368 JPMC
**
12/15/2021 (60,496)
ILS 86,837,562 USD 27,055,396 CITI 12/15/2021 (101,187)
ILS 86,837,563 USD 27,055,430 JPMC 12/15/2021 (101,221)
INR 3,344,537,501 USD 45,107,291 CITI
**
12/15/2021 (425,701)
INR 3,344,537,499 USD 45,107,347 JPMC
**
12/15/2021 (425,758)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 11,415,220,000 USD 103,939,813 CITI 12/15/2021 $ (1,303,995)
JPY 11,415,220,000 USD 103,939,943 JPMC 12/15/2021 (1,304,124)
KRW 37,866,639,920 USD 32,436,089 CITI
**
12/15/2021 (496,259)
KRW 37,866,639,920 USD 32,436,129 JPMC
**
12/15/2021 (496,300)
MXN 4,198,160,127 USD 204,415,857 CITI 12/15/2021 (3,196,266)
MXN 4,198,160,121 USD 204,416,112 JPMC 12/15/2021 (3,196,522)
NOK 497,913,002 USD 57,577,434 CITI 12/15/2021 (654,484)
NOK 497,912,998 USD 57,559,945 JPMC 12/15/2021 (636,995)
NZD 88,874,501 USD 62,466,189 CITI 12/15/2021 (1,147,280)
NZD 88,874,499 USD 62,466,265 JPMC 12/15/2021 (1,147,358)
PHP 368,635,500 USD 7,318,403 CITI
**
12/15/2021 (166,254)
PHP 368,635,500 USD 7,318,412 JPMC
**
12/15/2021 (166,263)
PLN 320,066,508 USD 82,640,805 CITI 12/15/2021 (2,185,899)
PLN 320,066,508 USD 82,640,908 JPMC 12/15/2021 (2,186,003)
SEK 1,443,118,846 USD 165,909,254 CITI 12/15/2021 (946,244)
SEK 1,443,118,841 USD 165,920,321 JPMC 12/15/2021 (957,311)
SGD 73,256,000 USD 54,444,378 CITI 12/15/2021 (501,058)
SGD 73,256,000 USD 54,444,446 JPMC 12/15/2021 (501,125)
TWD 687,076,502 USD 24,936,272 CITI
**
12/15/2021 (135,635)
TWD 687,076,498 USD 24,936,303 JPMC
**
12/15/2021 (135,665)
USD 78,844,503 AUD 109,920,980 CITI 12/15/2021 (651,185)
USD 78,844,401 AUD 109,920,976 JPMC 12/15/2021 (651,284)
USD 2,895,208 BRL 16,071,500 CITI
**
12/15/2021 (18,970)
USD 2,895,204 BRL 16,071,500 JPMC
**
12/15/2021 (18,974)
USD 4,475,513 CAD 5,691,500 CITI 12/15/2021 (17,940)
USD 4,475,508 CAD 5,691,500 JPMC 12/15/2021 (17,946)
USD 1,169,643 COP 4,547,124,984 CITI
**
12/15/2021 (18,565)
USD 1,169,642 COP 4,547,124,984 JPMC
**
12/15/2021 (18,567)
USD 2,292,973 GBP 1,707,000 CITI 12/15/2021 (7,324)
USD 2,292,971 GBP 1,707,000 JPMC 12/15/2021 (7,327)
USD 6,424,348 HUF 2,001,995,000 CITI 12/15/2021 (11,457)
USD 6,424,340 HUF 2,001,995,000 JPMC 12/15/2021 (11,465)
USD 8,013,407 INR 602,148,889 CITI
**
12/15/2021 (31,044)
USD 8,013,339 INR 602,148,887 JPMC
**
12/15/2021 (31,113)
USD 1,925,045 JPY 215,307,000 CITI 12/15/2021 (10,809)
USD 1,925,043 JPY 215,307,000 JPMC 12/15/2021 (10,812)
USD 12,071,037 KRW 14,315,114,000 CITI
**
12/15/2021 (3,504)
USD 12,071,022 KRW 14,315,114,000 JPMC
**
12/15/2021 (3,519)
USD 30,899,848 NOK 277,207,874 CITI 12/15/2021 (791,412)
USD 30,899,809 NOK 277,207,872 JPMC 12/15/2021 (791,450)
USD 20,888,157 NZD 30,531,516 CITI 12/15/2021 (177,044)
USD 20,896,430 NZD 30,531,514 JPMC 12/15/2021 (168,770)
USD 3,712,848 PLN 14,843,000 CITI 12/15/2021 (18,227)
USD 3,712,843 PLN 14,843,000 JPMC 12/15/2021 (18,232)
USD 8,862,855 SEK 77,878,000 CITI 12/15/2021 (39,384)
USD 8,862,844 SEK 77,878,000 JPMC 12/15/2021 (39,396)
USD 19,187,762 SGD 26,154,812 CITI 12/15/2021 (71,786)
USD 19,187,738 SGD 26,154,812 JPMC 12/15/2021 (71,809)
USD 13,334,262 TWD 370,886,006 CITI
**
12/15/2021 (53,198)
USD 13,334,245 TWD 370,886,006 JPMC
**
12/15/2021 (53,215)
USD 2,803,992 ZAR 43,489,500 CITI 12/15/2021 (54,689)
USD 2,803,989 ZAR 43,489,500 JPMC 12/15/2021 (54,692)
ZAR 857,085,027 USD 57,717,580 CITI 12/15/2021 (1,379,091)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 857,085,026 USD 57,719,041 JPMC 12/15/2021 $ (1,380,552)
Total unrealized depreciation (60,080,388)
Net unrealized depreciation $ (22,436,033)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at September 30, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.35% to 0.30%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
24-25 months
maturity ranging
from 09/25/2023
- 10/25/2023 $6,407,637 $110,233 $12,178 $122,411
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-5.35% to 0.35%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 09/18/2023
- 09/27/2023 $5,054,771 $53,610 $(74,762) $(21,152)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.03% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
09/24/2026 $170,916,603 $(3,204,490) $(510,417) $(3,714,907)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 50,900 1,163,994 (233) 0.0
Bandai Namco Holdings, Inc. 13,500 1,014,899 (69,948) 1.9
BayCurrent Consulting, Inc. 2,600 1,301,871 (129,279) 3.5
Dai-ichi Life Holdings, Inc. 87,000 1,902,783 (1,769) 0.0
Disco Corp. 3,500 980,307 (98,836) 2.7
Hoya Corp. 7,600 1,185,743 (86,013) 2.3
Inpex Corp. 238,300 1,855,485 172,356 (4.6)
Keyence Corp. 2,100 1,253,429 (133,363) 3.6
Kyushu Electric Power Co., Inc. 147,700 1,122,024 (31,232) 0.8
MISUMI Group, Inc. 34,700 1,476,453 (23,125) 0.6
Mitsubishi Electric Corp. 117,800 1,637,137 (43,880) 1.2
Mitsui OSK Lines Ltd. 26,900 1,805,190 (485,907) 13.1
NOF Corp. 16,700 940,156 (83,546) 2.2
Pola Orbis Holdings, Inc. 47,500 1,093,344 (24,994) 0.7
Shimamura Co. Ltd. 10,400 972,093 23,223 (0.6)
Shimano, Inc. 3,200 934,999 (83,603) 2.3
Shin-Etsu Chemical Co. Ltd. 6,000 1,012,614 (137,653) 3.7
Sony Group Corp. 13,000 1,443,244 6,857 (0.2)
Yakult Honsha Co. Ltd. 20,500 1,037,732 (37,676) 1.0
Yamada Holdings Co. Ltd. 265,300 1,114,148 (44,446) 1.2
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (56,400) (1,482,755) 59,026 (1.6)
ANA Holdings, Inc. (135,800) (3,530,454) (289,413) 7.8
Asahi Group Holdings Ltd. (22,200) (1,071,270) 32,629 (0.9)
Astellas Pharma, Inc. (85,300) (1,403,958) 43,890 (1.2)
Central Japan Railway Co. (12,500) (1,995,299) (201,266) 5.4
Concordia Financial Group Ltd. (258,000) (1,015,623) 41,649 (1.1)
Daiwa Securities Group, Inc. (217,900) (1,270,083) 60,712 (1.6)
Denso Corp. (30,900) (2,017,688) 157,453 (4.2)
East Japan Railway Co. (44,100) (3,116,687) (354,085) 9.5
Honda Motor Co. Ltd. (51,200) (1,574,083) 9,630 (0.3)
Japan Airlines Co. Ltd. (78,500) (1,868,827) (172,454) 4.6
Japan Tobacco, Inc. (49,700) (973,835) 2,165 (0.1)
KDDI Corp. (55,500) (1,827,233) 103,188 (2.8)
Mitsubishi Corp. (62,900) (1,975,213) 80,180 (2.2)
Mitsubishi UFJ Financial Group, Inc. (217,900) (1,288,080) (35,774) 1.0
MS&AD Insurance Group Holdings, Inc. (42,400) (1,418,142) 60,066 (1.6)
Nippon Telegraph & Telephone Corp. (65,100) (1,803,867) 112,880 (3.0)
Oriental Land Co. Ltd. (15,400) (2,491,347) (121,365) 3.3
ORIX Corp. (84,000) (1,571,768) 58,828 (1.6)
Rakuten Group, Inc. (103,000) (1,003,298) 36,243 (1.0)
Seven & i Holdings Co. Ltd. (40,100) (1,825,530) 48,815 (1.3)
SoftBank Corp. (138,400) (1,877,368) 108,007 (2.9)
SoftBank Group Corp. (16,800) (970,793) 26,078 (0.7)
Sompo Holdings, Inc. (22,500) (976,163) 65,010 (1.7)
Sumitomo Mitsui Financial Group, Inc. (47,500) (1,671,020) 22,150 (0.6)
Sumitomo Mitsui Trust Holdings, Inc. (34,700) (1,195,069) 9,336 (0.3)
Takeda Pharmaceutical Co. Ltd. (48,700) (1,606,261) 59,390 (1.6)
Tokio Marine Holdings, Inc. (39,600) (2,122,758) 32,553 (0.9)
Toyota Motor Corp. (275,500) (4,908,690) 82,723 (2.2)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
West Japan Railway Co. (48,600) (2,442,979) (205,978) 5.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate or OBFR
plus or minus a specified
spread (-0.11% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
09/21/2026
- 09/30/2026 $779,424,485 $(4,486,170) $2,956 $(4,483,214)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Accenture plc 10,386 3,322,689 (145,892) 3.3
Adobe, Inc. 6,198 3,568,313 (407,318) 9.1
Align Technology, Inc. 3,867 2,573,218 (179,834) 4.0
Alphabet, Inc. 1,813 4,847,092 (225,478) 5.0
Amazon.com, Inc. 1,550 5,091,812 (196,619) 4.4
Anthem, Inc. 6,865 2,559,272 (36,634) 0.8
Apple, Inc. 35,944 5,086,076 (118,428) 2.6
Bank of America Corp. 52,038 2,209,013 95,412 (2.1)
Capital One Financial Corp. 21,635 3,504,221 68,946 (1.5)
Caterpillar, Inc. 12,411 2,382,540 (42,370) 0.9
Cisco Systems, Inc. 60,246 3,279,190 (116,862) 2.6
Deckers Outdoor Corp. 5,945 2,141,389 (390,752) 8.7
Deere & Co. 6,496 2,176,615 (74,683) 1.7
DocuSign, Inc. 9,427 2,426,793 (148,773) 3.3
Facebook, Inc. 15,065 5,112,910 (279,053) 6.2
Fidelity National Information Services, Inc. 18,120 2,204,842 (25,613) 0.6
Intel Corp. 55,713 2,968,389 (18,657) 0.4
Johnson & Johnson 24,958 4,030,717 (66,562) 1.5
Johnson Controls International plc 37,402 2,546,328 (209,249) 4.7
JPMorgan Chase & Co. 27,776 4,546,653 185,468 (4.1)
Lennox International, Inc. 7,612 2,239,222 (90,952) 2.0
Microsoft Corp. 17,767 5,008,873 (274,330) 6.1
Morgan Stanley 26,688 2,597,009 (96,652) 2.2
PayPal Holdings, Inc. 8,162 2,123,834 (104,187) 2.3
Pfizer, Inc. 84,167 3,620,023 (90,573) 2.0
SVB Financial Group 4,360 2,820,397 217,148 (4.8)
Target Corp. 16,807 3,844,937 (260,022) 5.8
Thermo Fisher Scientific, Inc. 8,665 4,950,574 (209,360) 4.7
United Parcel Service, Inc. 13,717 2,497,866 (102,362) 2.3
Walmart, Inc. 37,093 5,170,022 (176,936) 3.9

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
American Water Works Co., Inc. (15,976) (2,700,583) 152,951 (3.4)
Atmos Energy Corp. (24,195) (2,133,999) 23,335 (0.5)
Boeing Co. (The) (19,291) (4,242,863) (127,824) 2.9
Carnival Corp. (144,894) (3,623,799) (210,968) 4.7
Charter Communications, Inc. (5,083) (3,698,187) 152,465 (3.4)
Church & Dwight Co., Inc. (30,757) (2,539,605) 29,158 (0.7)
Cree, Inc. (32,933) (2,658,681) 131,555 (2.9)
Dexcom, Inc. (4,538) (2,481,651) 61,133 (1.4)
DISH Network Corp. (51,690) (2,246,447) (53,886) 1.2
General Mills, Inc. (36,087) (2,158,724) (33,413) 0.7
Hormel Foods Corp. (106,480) (4,365,680) 83,517 (1.9)
Kimberly-Clark Corp. (19,272) (2,552,384) 51,930 (1.2)
Live Nation Entertainment, Inc. (30,084) (2,741,555) (102,107) 2.3
Norwegian Cruise Line Holdings Ltd. (112,304) (2,999,640) (127,524) 2.8
Royal Caribbean Cruises Ltd. (43,075) (3,831,521) (221,158) 4.9
Sabre Corp. (281,451) (3,332,380) (140,618) 3.1
T-Mobile US, Inc. (22,164) (2,831,673) (15,024) 0.3
United Airlines Holdings, Inc. (46,267) (2,200,921) (112,916) 2.5
Walt Disney Co. (The) (17,221) (2,913,277) 169,309 (3.8)
Waste Management, Inc. (22,215) (3,318,032) 70,528 (1.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.95% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
09/18/2023
- 09/27/2023 $46,070,613 $76,974 $275,990 $352,964
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 96,496 869,024 (27,580) (7.8)
Ampol Ltd. 55,192 1,101,494 (7,298) (2.1)
Aristocrat Leisure Ltd. 13,107 435,893 (5,966) (1.7)
Aurizon Holdings Ltd. 300,702 814,133 13,976 4.0
Australia & New Zealand Banking Group Ltd. 24,130 484,592 82 0.0
BlueScope Steel Ltd. 114,114 1,653,466 (115,048) (32.6)
Brambles Ltd. 67,273 517,293 (11,891) (3.4)
Coles Group Ltd. 73,606 894,091 (11,217) (3.2)
Fortescue Metals Group Ltd. 103,164 1,098,905 (75,942) (21.5)
JB Hi-Fi Ltd. 45,431 1,477,171 (2,591) (0.7)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Mineral Resources Ltd. 36,462 1,157,162 (98,377) (27.9)
Newcrest Mining Ltd. 38,355 635,839 2,687 0.8
Origin Energy Ltd. 133,205 446,903 12,570 3.6
OZ Minerals Ltd. 27,265 437,751 (11,227) (3.2)
QBE Insurance Group Ltd. 78,556 647,160 (18,514) (5.2)
REA Group Ltd. 8,602 968,850 (67,803) (19.2)
Santos Ltd. 101,018 517,418 25,204 7.1
Sonic Healthcare Ltd. 18,110 523,364 (15,741) (4.5)
South32 Ltd. 320,299 794,833 16,715 4.7
Suncorp Group Ltd. 49,109 436,677 (7,909) (2.2)
Telstra Corp. Ltd. 697,280 1,953,848 (52,597) (14.9)
Woodside Petroleum Ltd. 62,594 1,070,314 34,992 9.9
Short Positions
Common Stocks
Australia
AGL Energy Ltd. (108,201) (446,836) 14,100 4.0
Ansell Ltd. (33,464) (813,087) 28,102 8.0
APA Group (176,092) (1,096,842) (3,194) (0.9)
Atlas Arteria Ltd. (173,296) (799,064) 20,339 5.8
carsales.com Ltd. (23,627) (424,093) 15,070 4.3
Cochlear Ltd. (8,454) (1,322,735) 62,765 17.8
Computershare Ltd. (55,385) (716,186) 7,088 2.0
Crown Resorts Ltd. (47,167) (322,874) 1,088 0.3
CSL Ltd. (5,813) (1,214,518) 72,503 20.5
IDP Education Ltd. (77,453) (1,875,377) (7,925) (2.2)
Incitec Pivot Ltd. (254,510) (529,410) (8,677) (2.5)
Lendlease Corp. Ltd. (99,415) (764,350) 21,240 6.0
Macquarie Group Ltd. (9,847) (1,272,196) 14,760 4.2
National Australia Bank Ltd. (16,663) (328,612) 3,667 1.0
NEXTDC Ltd. (116,010) (988,225) 109,644 31.1
Northern Star Resources Ltd. (138,021) (845,330) 16,009 4.5
Orica Ltd. (154,363) (1,507,721) (188,102) (53.3)
Pilbara Minerals Ltd. (686,672) (989,541) 47,945 13.6
Pro Medicus Ltd. (23,606) (915,777) 73,374 20.8
Qantas Airways Ltd. (95,065) (383,398) 15,171 4.3
SEEK Ltd. (44,241) (972,561) 18,484 5.2
Seven Group Holdings Ltd. (43,490) (637,186) 24,359 6.9
Sydney Airport (214,542) (1,259,970) 24,418 6.9
Transurban Group (149,260) (1,504,314) 20,533 5.8
Wesfarmers Ltd. (10,009) (398,092) 17,838 5.1
Westpac Banking Corp. (65,528) (1,211,842) (5,532) (1.6)
Woolworths Group Ltd. (21,047) (591,174) 3,228 0.9
New Zealand
Xero Ltd. (7,486) (734,590) 77,045 21.8

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-2.22% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
10/25/2022
- 11/25/2022 $85,529,073 $717,286 $783,916 $1,501,202
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 80,367 3,074,834 (12,886) (0.9)
CCL Industries, Inc. 16,574 858,404 (30,743) (2.0)
Cenovus Energy, Inc. 104,895 1,057,563 20,528 1.4
CI Financial Corp. 46,579 945,481 (23,910) (1.6)
Empire Co. Ltd. 31,738 967,225 950 0.1
Fairfax Financial Holdings Ltd. 2,349 948,261 (14,915) (1.0)
Finning International, Inc. 42,180 1,040,680 (8,318) (0.6)
iA Financial Corp., Inc. 13,090 742,655 1,755 0.1
Imperial Oil Ltd. 31,767 1,003,974 31,685 2.1
Intact Financial Corp. 7,557 999,247 (7,887) (0.5)
Magna International, Inc. 33,290 2,505,292 (101,637) (6.8)
National Bank of Canada 32,924 2,528,696 (6,790) (0.5)
Nutrien Ltd. 23,343 1,515,102 (25,971) (1.7)
Onex Corp. 10,401 735,280 (13,775) (0.9)
Stantec, Inc. 18,253 857,456 (21,616) (1.4)
Suncor Energy, Inc. 63,860 1,323,988 (12,583) (0.8)
TFI International, Inc. 10,427 1,066,738 (38,598) (2.6)
Thomson Reuters Corp. 7,785 860,800 (18,192) (1.2)
Toronto-Dominion Bank (The) 17,631 1,167,187 (11,136) (0.7)
Tourmaline Oil Corp. 49,399 1,725,806 13,508 0.9
West Fraser Timber Co. Ltd. 11,065 931,955 (7,560) (0.5)
Chile
Lundin Mining Corp. 134,142 964,814 (25,260) (1.7)
United States
BRP, Inc. 21,526 1,992,506 (123,364) (8.2)
Zambia
First Quantum Minerals Ltd. 55,018 1,018,611 6,054 0.4
Short Positions
Common Stocks
Canada
Air Canada (214,065) (3,909,145) 207,805 13.8
Algonquin Power & Utilities Corp. (155,022) (2,272,824) 73,515 4.9
Ballard Power Systems, Inc. (139,221) (1,954,326) 153,261 10.2
Bank of Montreal (8,420) (840,604) 19,816 1.3
Bank of Nova Scotia (The) (11,542) (710,417) 10,301 0.7

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
BCE, Inc. (60,887) (3,050,119) 38,358 2.6
CAE, Inc. (59,847) (1,787,944) 13,158 0.9
Canadian Imperial Bank of Commerce (16,764) (1,866,196) 61,750 4.1
Canadian National Railway Co. (14,771) (1,711,738) 17,640 1.2
Canadian Pacific Railway Ltd. (26,516) (1,731,516) 37,495 2.5
Canadian Utilities Ltd. (36,403) (980,921) 3,487 0.2
Canopy Growth Corp. (116,895) (1,619,696) 95,599 6.4
CGI, Inc. (10,975) (932,260) 59,487 4.0
Emera, Inc. (38,004) (1,721,072) 6,040 0.4
Fortis, Inc. (25,543) (1,133,161) 5,265 0.4
George Weston Ltd. (6,672) (719,666) (36,145) (2.4)
IGM Financial, Inc. (23,844) (851,840) 22,387 1.5
Keyera Corp. (46,126) (1,160,616) 5,435 0.4
Kinaxis, Inc. (5,372) (775,051) 15,952 1.1
Lightspeed Commerce, Inc. (8,880) (856,872) 191,423 12.8
Manulife Financial Corp. (61,417) (1,182,178) 27,141 1.8
Parkland Corp. (32,456) (911,976) 8,972 0.6
Restaurant Brands International, Inc. (29,627) (1,815,139) 47,559 3.2
Rogers Communications, Inc. (34,353) (1,604,279) 13,348 0.9
Royal Bank of Canada (7,602) (756,419) 11,584 0.8
SSR Mining, Inc. (50,107) (728,700) 3,059 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-10.00% to 0.30%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 10/25/2023 $40,564,908 $(251,496) $(940,963) $(1,192,459)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 41,721 1,395,644 (37,027) 3.1
Adecco Group AG (Registered) 15,699 786,610 (28,226) 2.4
Baloise Holding AG (Registered) 1,544 234,209 (3,384) 0.3
Barry Callebaut AG (Registered) 146 331,137 (6,980) 0.6
Belimo Holding AG (Registered) 979 518,940 (42,200) 3.5
BKW AG 5,718 617,316 (15,889) 1.3
Bucher Industries AG (Registered) 1,515 719,337 (12,857) 1.1
Clariant AG (Registered) 5,346 100,346 (2,479) 0.2
DKSH Holding AG 6,879 538,070 (12,959) 1.1
EMS-Chemie Holding AG (Registered) 127 119,992 (2,791) 0.2
Geberit AG (Registered) 3,051 2,240,051 (41,972) 3.5

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Georg Fischer AG (Registered) 219 324,329 (16,189) 1.4
Holcim Ltd. 35,975 1,733,456 (49,953) 4.2
Kuehne + Nagel International AG (Registered) 7,948 2,713,457 (147,221) 12.3
Lonza Group AG (Registered) 851 638,343 (20,657) 1.7
Novartis AG (Registered) 21,530 1,765,443 (5,667) 0.5
OC Oerlikon Corp. AG (Registered) 18,756 204,375 (5,554) 0.5
Partners Group Holding AG 253 394,842 (28,479) 2.4
Roche Holding AG 3,543 1,293,089 9,712 (0.8)
Schindler Holding AG 1,028 275,987 (14,890) 1.2
SGS SA (Registered) 76 221,224 (7,376) 0.6
Sonova Holding AG (Registered) 638 241,105 (7,487) 0.6
Straumann Holding AG (Registered) 62 111,195 (6,767) 0.6
Swiss Life Holding AG (Registered) 233 117,401 (1,616) 0.1
Swisscom AG (Registered) 928 534,046 8,238 (0.7)
Tecan Group AG (Registered) 959 543,162 (6,467) 0.5
UBS Group AG (Registered) 94,484 1,508,117 (2,575) 0.2
VAT Group AG 2,098 828,019 (61,852) 5.2
Short Positions
Common Stocks
Austria
ams AG (114,767) (2,081,695) 127,734 (10.7)
Switzerland
Alcon, Inc. (6,363) (515,217) 12,322 (1.0)
Bachem Holding AG (Registered) (243) (185,701) 11,735 (1.0)
Banque Cantonale Vaudoise (Registered) (6,520) (495,735) 6,556 (0.5)
Chocoladefabriken Lindt & Spruengli AG (46) (514,319) 8,475 (0.7)
Credit Suisse Group AG (Registered) (140,261) (1,385,254) 32,541 (2.7)
Dufry AG (Registered) (44,531) (2,501,588) (5,364) 0.4
Flughafen Zurich AG (Registered) (6,856) (1,221,491) 56,441 (4.7)
Givaudan SA (Registered) (216) (984,764) (2,936) 0.2
Helvetia Holding AG (Registered) (3,125) (339,006) 6,377 (0.5)
Idorsia Ltd. (47,912) (1,155,165) 9,786 (0.8)
Julius Baer Group Ltd. (5,746) (381,763) 1,255 (0.1)
Medmix AG (2,249) (106,182) 2,010 (0.2)
Nestle SA (Registered) (36,973) (4,454,879) (30,862) 2.6
SIG Combibloc Group AG (35,100) (933,290) 33,887 (2.8)
Sika AG (Registered) (2,808) (887,814) 36,955 (3.1)
Sulzer AG (Registered) (2,249) (213,450) 1,971 (0.2)
Vifor Pharma AG (2,566) (332,597) (3,403) 0.3
Zurich Insurance Group AG (1,805) (738,101) 12,644 (1.1)
United States
Swiss Re AG (1,027) (87,655) 1,944 (0.2)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 10/25/2023 $17,788,208 $(200,623) $(422,355) $(622,978)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,726 4,672,438 (384,077) 61.7
Carlsberg A/S 3,245 529,400 1,199 (0.2)
Coloplast A/S 758 118,523 (5,423) 0.9
DSV A/S 7,084 1,695,654 (38,970) 6.3
Genmab A/S 2,312 1,010,163 25,791 (4.1)
H Lundbeck A/S 3,977 108,067 (1,316) 0.2
ISS A/S 4,962 104,881 (3,339) 0.5
Novo Nordisk A/S 7,272 700,945 (14,940) 2.4
Pandora A/S 4,501 546,420 (20,184) 3.2
Royal Unibrew A/S 1,868 224,687 (5,226) 0.8
Short Positions
Common Stocks
Denmark
Ambu A/S (4,486) (132,658) 16,966 (2.7)
Chr Hansen Holding A/S (14,321) (1,169,771) 38,068 (6.1)
Danske Bank A/S (71,338) (1,201,769) 22,439 (3.6)
Jyske Bank A/S (Registered) (5,828) (251,277) 7,213 (1.2)
Orsted A/S (4,974) (655,646) 34,003 (5.5)
ROCKWOOL International A/S (291) (124,283) 5,423 (0.9)
SimCorp A/S (7,588) (896,552) 50,998 (8.2)
Tryg A/S (40,152) (910,199) 25,865 (4.2)
Vestas Wind Systems A/S (68,186) (2,734,875) 44,887 (7.2)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-10.00% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 10/25/2023 $174,788,195 $34,850 $(1,308,771) $(1,273,921)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nokian Renkaat OYJ 39,369 1,406,791 (32,771) 2.6
France
Cie de Saint-Gobain 27,639 1,860,023 (79,483) 6.2
Electricite de France SA 158,406 1,990,554 (58,199) 4.6
LVMH Moet Hennessy Louis Vuitton SE 2,285 1,636,664 (51,143) 4.0
Renault SA 35,021 1,242,437 (36,008) 2.8
Rexel SA 74,495 1,435,379 (68,678) 5.4
SEB SA 9,822 1,381,811 (57,685) 4.5
Germany
Bayerische Motoren Werke AG 14,279 1,356,206 (11,482) 0.9
Brenntag SE 18,921 1,757,660 (43,729) 3.4
Daimler AG (Registered) 19,738 1,741,517 8,561 (0.7)
Deutsche Post AG (Registered) 43,824 2,748,195 (103,838) 8.2
Volkswagen AG (Preference) 13,726 3,059,561 17,227 (1.4)
Italy
Buzzi Unicem SpA 62,268 1,414,376 (28,367) 2.2
Davide Campari-Milano NV 93,332 1,311,055 1,779 (0.1)
Italgas SpA 195,377 1,249,285 (31,434) 2.5
Luxembourg
Eurofins Scientific SE 14,052 1,804,158 (51,923) 4.1
Netherlands
ASML Holding NV 4,193 3,132,416 (351,700) 27.6
Koninklijke Ahold Delhaize NV 107,707 3,586,443 13,240 (1.0)
Signify NV 43,591 2,182,019 21,772 (1.7)
Spain
Fluidra SA 38,513 1,526,760 (111,766) 8.8
Iberdrola SA 150,172 1,510,796 (89,202) 7.0
United Kingdom
CNH Industrial NV 90,174 1,515,740 (9,416) 0.7
United States
Stellantis NV 96,957 1,845,202 (57,386) 4.5

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (32,171) (1,824,656) 62,992 (4.9)
KBC Group NV (15,163) (1,367,771) (24,487) 1.9
China
Prosus NV (31,618) (2,530,738) 33,842 (2.7)
Finland
Nokia OYJ (229,221) (1,264,224) 22,934 (1.8)
France
Accor SA (40,696) (1,451,107) 59,885 (4.7)
Aeroports de Paris (11,322) (1,441,981) 63,745 (5.0)
Alstom SA (99,620) (3,778,859) 24,732 (1.9)
Edenred (23,014) (1,238,900) 33,106 (2.6)
Pernod Ricard SA (5,594) (1,233,271) 12,627 (1.0)
TotalEnergies SE (37,929) (1,812,929) (9,117) 0.7
Worldline SA (18,123) (1,381,445) 18,025 (1.4)
Germany
Deutsche Telekom AG (Registered) (65,457) (1,312,688) 19,679 (1.5)
Fresenius Medical Care AG & Co. KGaA (38,977) (2,734,015) 28,396 (2.2)
Hannover Rueck SE (9,680) (1,685,687) 67,268 (5.3)
Henkel AG & Co. KGaA (Preference) (14,552) (1,346,185) 18,488 (1.5)
SAP SE (11,106) (1,501,856) 60,591 (4.8)
Siemens AG (Registered) (9,887) (1,617,029) 70,130 (5.5)
Italy
Mediobanca Banca di Credito Finanziario SpA (128,216) (1,542,569) (19,269) 1.5
Netherlands
ABN AMRO Bank NV (218,493) (3,152,280) (90,833) 7.1
Argenx SE (7,916) (2,392,080) 4,455 (0.3)
Saudi Arabia
Delivery Hero SE (16,268) (2,075,068) 122,681 (9.6)
Spain
ACS Actividades de Construccion y Servicios SA (53,248) (1,442,418) 35,682 (2.8)
Aena SME SA (9,967) (1,723,709) (58,946) 4.6
Amadeus IT Group SA (47,363) (3,115,152) 114,970 (9.0)
Cellnex Telecom SA (20,379) (1,258,201) 16,925 (1.3)
Ferrovial SA (52,104) (1,520,847) 74,276 (5.8)
United Kingdom
Just Eat Takeaway.com NV (27,698) (2,023,727) 73,315 (5.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.00% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 10/25/2023 $56,777,853 $633,146 $(418,289) $214,857
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
BHP Group plc 94,578 2,382,830 (9,976) (4.6)
Glencore plc 561,001 2,639,008 95,228 44.3
Rio Tinto plc 45,780 3,000,977 38,140 17.8
Austria
Mondi plc 15,036 368,472 (2,287) (1.1)
Chile
Antofagasta plc 40,929 743,793 (36,680) (17.1)
Netherlands
Royal Dutch Shell plc 102,750 2,285,075 73,494 34.2
Russia
Evraz plc 254,514 2,019,314 62,632 29.2
South Africa
Anglo American plc 64,511 2,261,024 10,134 4.7
United Kingdom
Ashtead Group plc 21,210 1,603,336 (36,185) (16.8)
Barclays plc 578,537 1,470,051 6,136 2.9
BP plc 188,930 860,549 17,218 8.0
DS Smith plc 118,631 655,164 (22,750) (10.6)
Howden Joinery Group plc 66,535 800,998 (41,513) (19.3)
Inchcape plc 72,941 797,056 (26,573) (12.4)
InterContinental Hotels Group plc 6,201 395,943 (11,595) (5.4)
M&G plc 234,992 642,047 (14,079) (6.6)
Man Group plc 517,953 1,425,789 (31,644) (14.7)
NatWest Group plc 85,540 257,891 3,500 1.6
Renishaw plc 4,693 297,936 (16,494) (7.7)
Rotork plc 136,599 641,979 (16,937) (7.9)
Royal Mail plc 79,099 447,330 (69,731) (32.5)
Spectris plc 19,875 1,031,505 (34,169) (15.9)
Spirax-Sarco Engineering plc 3,805 765,588 (22,200) (10.3)
Travis Perkins plc 36,228 744,870 (81,037) (37.7)
Weir Group plc (The) 21,546 486,368 (12,906) (6.0)
Short Positions
Common Stocks
Jordan
Hikma Pharmaceuticals plc (12,718) (418,372) (4,464) (2.1)
United Kingdom
Abcam plc (19,401) (391,591) (1,822) (0.8)
Admiral Group plc (12,044) (503,240) 31,366 14.6
BAE Systems plc (56,901) (430,971) 3,448 1.6
Berkeley Group Holdings plc (10,206) (595,987) 14,885 6.9
boohoo Group plc (192,388) (561,512) 126,741 59.0
British American Tobacco plc (28,490) (995,855) 30,431 14.2
BT Group plc (1,001,633) (2,147,313) 47,186 22.0
Compass Group plc (16,380) (334,990) 4,170 1.9
easyJet plc (45,182) (398,905) 33,025 15.4
GlaxoSmithKline plc (60,247) (1,137,052) (10,887) (5.1)
Hargreaves Lansdown plc (17,050) (327,371) (5,410) (2.5)
J Sainsbury plc (137,078) (525,390) 13,731 6.4
Johnson Matthey plc (9,377) (336,419) 5,732 2.7
Ocado Group plc (154,316) (3,448,628) 177,039 82.4
Reckitt Benckiser Group plc (17,727) (1,392,637) (11,512) (5.4)
Rentokil Initial plc (33,824) (265,613) (2,427) (1.1)
Rolls-Royce Holdings plc (1,375,872) (2,569,739) 164,838 76.7

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Severn Trent plc (40,864) (1,430,613) 31,393 14.6
SSE plc (14,987) (315,553) 12,728 5.9
Taylor Wimpey plc (342,921) (715,231) 49,792 23.2
Tesco plc (257,559) (877,152) 17,872 8.3
United Utilities Group plc (35,566) (462,904) 13,534 6.3
Vodafone Group plc (639,757) (973,513) 25,453 11.8
Whitbread plc (23,075) (1,025,985) 43,109 20.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-1.50% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
09/18/2023
- 09/27/2023 $14,454,532 $(326,745) $(236,861) $(563,606)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 424,000 1,277,690 33,134 (5.9)
SITC International Holdings Co. Ltd. 442,000 1,572,807 (153,260) 27.2
Hong Kong
ASM Pacific Technology Ltd. 67,600 737,942 (43,591) 7.7
CLP Holdings Ltd. 26,000 250,339 346 (0.1)
HKT Trust & HKT Ltd. 134,000 183,220 (275) 0.0
Hong Kong & China Gas Co. Ltd. 436,000 658,750 (4,382) 0.8
Kerry Properties Ltd. 167,000 439,286 9,165 (1.6)
Man Wah Holdings Ltd. 260,800 381,334 759 (0.1)
Swire Properties Ltd. 136,400 342,023 3,505 (0.6)
Techtronic Industries Co. Ltd. 5,000 98,808 (1,069) 0.2
Xinyi Glass Holdings Ltd. 79,000 235,661 (791) 0.1
United Kingdom
CK Hutchison Holdings Ltd. 77,000 513,677 10,209 (1.8)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (404,800) (1,028,209) (14,209) 2.5
Chow Tai Fook Jewellery Group Ltd. (136,200) (259,024) 11,818 (2.1)
ESR Cayman Ltd. (206,800) (624,144) 8,110 (1.4)
Hong Kong
Hang Lung Properties Ltd. (165,000) (376,044) (6,815) 1.2
Henderson Land Development Co. Ltd. (91,000) (347,476) (9,059) 1.6

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
MTR Corp. Ltd. (285,000) (1,533,847) 5,631 (1.0)
Power Assets Holdings Ltd. (23,500) (137,759) 350 (0.1)
Sun Hung Kai Properties Ltd. (13,500) (168,566) (4,251) 0.8
Wharf Real Estate Investment Co. Ltd. (135,000) (693,615) (48,498) 8.6
Macau
Galaxy Entertainment Group Ltd. (19,000) (97,490) (2,790) 0.5
MGM China Holdings Ltd. (375,200) (233,580) 2,586 (0.5)
Sands China Ltd. (289,600) (592,667) (39,857) 7.1
SJM Holdings Ltd. (681,000) (462,859) (11,464) 2.0
Wynn Macau Ltd. (1,435,200) (1,207,715) (72,047) 12.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-10.00% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 10/25/2023 $23,753,875 $(129,846) $152,699 $22,853
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Assa Abloy AB 14,874 431,444 (12,201) (53.4)
Axfood AB 27,989 669,167 (11,198) (49.0)
BillerudKorsnas AB 19,892 378,909 1,464 6.4
Boliden AB 15,529 497,245 (1,234) (5.4)
Elekta AB 9,346 104,666 (3,212) (14.1)
Getinge AB 70,657 2,816,951 (89,068) (389.7)
H & M Hennes & Mauritz AB 15,055 304,738 (8,234) (36.0)
Hexpol AB 17,983 204,503 (3,380) (14.8)
Husqvarna AB 43,295 517,204 (11,983) (52.4)
ICA Gruppen AB 19,276 884,375 (2,343) (10.3)
Indutrade AB 23,605 656,414 (40,688) (178.0)
Lifco AB 14,996 402,783 (11,169) (48.9)
Nibe Industrier AB 6,126 76,984 (4,514) (19.8)
Saab AB 33,674 953,297 (25,726) (112.6)
Sandvik AB 4,197 95,886 (3,402) (14.9)
Securitas AB 41,547 657,590 (7,260) (31.8)
SKF AB 17,562 414,133 (15,150) (66.3)
SSAB AB 123,122 604,005 8,534 37.3
Svenska Cellulosa AB SCA 35,313 547,283 (8,920) (39.0)
Swedbank AB 42,637 859,762 9,418 41.2
Swedish Match AB 34,547 302,519 (6,350) (27.8)
Tele2 AB 36,762 544,325 (2,242) (9.8)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Telefonaktiebolaget LM Ericsson 75,623 853,551 (26,154) (114.4)
Trelleborg AB 4,742 100,669 (4,760) (20.8)
Volvo AB 38,782 865,866 (12,766) (55.9)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (8,643) (313,023) 1,146 5.0
Sweden
AAK AB (12,377) (266,238) 2,340 10.2
Atlas Copco AB (3,632) (219,321) 11,862 51.9
Embracer Group AB (36,942) (355,731) 18,040 78.9
Epiroc AB (5,492) (114,176) 671 2.9
EQT AB (10,878) (451,695) 1,861 8.1
Essity AB (66,578) (2,064,849) 11,394 49.9
Evolution AB (4,334) (656,338) 29,361 128.5
Hexagon AB (22,177) (343,034) 13,915 60.9
Sinch AB (138,170) (2,679,391) 53,192 232.8
Skandinaviska Enskilda Banken AB (30,021) (423,096) 6,978 30.5
Skanska AB (2,981) (74,786) 2,783 12.2
Svenska Handelsbanken AB (11,922) (133,519) 361 1.6
Swedish Orphan Biovitrum AB (3,923) (105,806) 932 4.1
Telia Co. AB (196,562) (808,603) 7,856 34.4

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.5%
INVESTMENT COMPANIES - 29.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(a)(b) 10,524,467 10,524,467
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 14,359,565 14,353,821
TOTAL INVESTMENT COMPANIES
(Cost $24,878,288) 24,878,288
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 64.5%
U.S. Treasury Bills
0.04%, 10/7/2021 (c) $ 880,000 879,995
0.04%, 10/21/2021 (c) 720,000 719,969
0.04%, 11/4/2021 (c) 682,000 681,952
0.03%, 11/12/2021 (c) 839,000 838,951
0.03%, 11/18/2021 (c) 13,074,000 13,073,498
0.04%, 12/9/2021 (c)(d) 373,000 372,980
0.05%, 12/30/2021 (c) 11,139,000 11,137,886
0.05%, 1/6/2022 (c) 3,895,000 3,894,633
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 64.5% (continued)
0.05%, 1/20/2022 (c)(e) $ 2,062,000 2,061,762
0.05%, 1/27/2022 (c)(e) 3,452,000 3,451,488
0.05%, 2/3/2022 (c)(d) 3,546,000 3,545,415
0.05%, 2/10/2022 (c) 4,394,000 4,393,275
0.05%, 2/17/2022 (c) 2,081,000 2,080,618
0.05%, 2/24/2022 (c) 291,000 290,941
0.06%, 3/3/2022 (c) 653,000 652,879
0.05%, 3/10/2022 (c) 406,000 405,914
0.05%, 3/24/2022 (c)(e) 6,685,000 6,683,465
0.05%, 3/31/2022 (c) 207,000 206,943
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $55,371,741) 55,372,564
TOTAL SHORT-TERM INVESTMENTS
(Cost $80,250,029) 80,250,852
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.5%
(Cost $80,250,029) 80,250,852
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.5% (f) 5,571,136
NET ASSETS - 100.0% 85,821,988
(a) Represents 7-day effective yield as of September 30, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap and futures contracts.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/28/2021 HKD 1,226,200 $ 800
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/13/2021 BRL (24,923,925) 202,736
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/22/2021 USD (251,200) 8,938
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (281,712) 8,449
Wheat December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 11/26/2021 USD (326,475) 1,940
222,863

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/22/2021 USD 251,200 $ (37,631)
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 281,712 (32,432)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 12/17/2021 CHF 580,050 (20,966)
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/26/2021 USD 326,475 (7,228)
(98,257)
$ 124,606
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 2 10/2021 EUR $ 356,925 $ (12,361)
Brent Crude Oil 33 10/2021 USD 2,584,230 136,677
Hang Seng Index 1 10/2021 HKD 157,515 436
LME Aluminum Base Metal 1 10/2021 USD 71,215 8,549
LME Aluminum Base Metal 1 10/2021 USD 71,206 10,354
LME Aluminum Base Metal 1 10/2021 USD 71,277 5,726
LME Aluminum Base Metal 1 10/2021 USD 71,163 8,544
LME Aluminum Base Metal 2 10/2021 USD 142,488 20,461
LME Aluminum Base Metal 2 10/2021 USD 142,475 19,867
LME Copper Base Metal 1 10/2021 USD 223,591 (10,746)
LME Copper Base Metal 1 10/2021 USD 223,489 (20,180)
LME Nickel Base Metal 1 10/2021 USD 107,658 (2,925)
LME Nickel Base Metal 1 10/2021 USD 107,691 (4,344)
LME Nickel Base Metal 1 10/2021 USD 107,679 (5,171)
LME Nickel Base Metal 1 10/2021 USD 107,690 (4,786)
LME Nickel Base Metal 2 10/2021 USD 215,346 (7,386)
LME Nickel Base Metal 2 10/2021 USD 215,286 (15,660)
LME Zinc Base Metal 1 10/2021 USD 74,483 330
LME Zinc Base Metal 1 10/2021 USD 74,469 1,037
LME Zinc Base Metal 1 10/2021 USD 74,438 799
LME Zinc Base Metal 1 10/2021 USD 74,444 823
LME Zinc Base Metal 1 10/2021 USD 74,481 365
LME Zinc Base Metal 2 10/2021 USD 148,963 889
LME Zinc Base Metal 2 10/2021 USD 148,913 673
LME Zinc Base Metal 3 10/2021 USD 223,247 2,751
MSCI Singapore Index 4 10/2021 SGD 104,139 (1,304)
Natural Gas 5 10/2021 USD 293,350 29,037
NY Harbor ULSD 38 10/2021 USD 3,732,246 291,031
OMXS30 Index 2 10/2021 SEK 51,477 (1,778)
RBOB Gasoline 11 10/2021 USD 1,013,628 42,681
WTI Crude Oil 49 10/2021 USD 3,676,470 268,128

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 11/2021 USD $ 71,434 $ 6,708
LME Aluminum Base Metal 1 11/2021 USD 71,419 5,610
LME Aluminum Base Metal 1 11/2021 USD 71,374 7,564
LME Aluminum Base Metal 1 11/2021 USD 71,383 7,129
LME Aluminum Base Metal 1 11/2021 USD 71,415 6,094
LME Aluminum Base Metal 2 11/2021 USD 142,877 13,021
LME Aluminum Base Metal 3 11/2021 USD 214,200 20,035
LME Aluminum Base Metal 3 11/2021 USD 214,256 23,342
LME Copper Base Metal 1 11/2021 USD 223,394 (965)
LME Copper Base Metal 1 11/2021 USD 223,471 (12,482)
LME Copper Base Metal 1 11/2021 USD 223,394 (6,782)
LME Copper Base Metal 2 11/2021 USD 446,971 (28,847)
LME Copper Base Metal 3 11/2021 USD 670,181 (31,772)
LME Nickel Base Metal 2 11/2021 USD 215,279 (15,847)
LME Nickel Base Metal 2 11/2021 USD 215,166 (7,671)
LME Nickel Base Metal 2 11/2021 USD 215,226 (12,720)
LME Nickel Base Metal 3 11/2021 USD 322,744 (21,349)
LME Zinc Base Metal 1 11/2021 USD 74,538 (608)
LME Zinc Base Metal 1 11/2021 USD 74,598 1,133
LME Zinc Base Metal 1 11/2021 USD 74,603 (280)
LME Zinc Base Metal 2 11/2021 USD 149,188 1,957
LME Zinc Base Metal 2 11/2021 USD 149,204 (1,286)
LME Zinc Base Metal 3 11/2021 USD 223,575 592
Low Sulphur Gasoil 51 11/2021 USD 3,445,050 345,017
Australia 3 Year Bond 130 12/2021 AUD 10,943,257 (25,775)
Cocoa 13 12/2021 GBP 328,254 12,637
Cocoa 20 12/2021 USD 530,400 3,878
Coffee 'C' 21 12/2021 USD 1,527,750 79,087
Copper 13 12/2021 USD 1,328,925 (70,907)
Cotton No. 2 31 12/2021 USD 1,639,900 187,922
FTSE/MIB Index 1 12/2021 EUR 146,954 (1,328)
KC HRW Wheat 37 12/2021 USD 1,353,738 32,489
Lean Hogs 24 12/2021 USD 819,840 55,186
LME Aluminum Base Metal 1 12/2021 USD 71,463 (1,282)
LME Aluminum Base Metal 3 12/2021 USD 214,219 (1,490)
LME Aluminum Base Metal 4 12/2021 USD 285,875 (10,137)
LME Aluminum Base Metal 5 12/2021 USD 356,906 (4,109)
LME Aluminum Base Metal 9 12/2021 USD 642,962 35,436
LME Aluminum Base Metal 23 12/2021 USD 1,642,919 128,171
LME Copper Base Metal 1 12/2021 USD 223,344 (8,716)
LME Copper Base Metal 1 12/2021 USD 223,413 (4,034)
LME Copper Base Metal 1 12/2021 USD 223,356 (12,841)
LME Copper Base Metal 1 12/2021 USD 223,344 (8,990)
LME Copper Base Metal 1 12/2021 USD 223,344 (2,753)
LME Copper Base Metal 9 12/2021 USD 2,010,656 (74,390)
LME Nickel Base Metal 1 12/2021 USD 107,594 (5,496)
LME Nickel Base Metal 1 12/2021 USD 107,597 (7,366)
LME Nickel Base Metal 1 12/2021 USD 107,595 (9,054)
LME Nickel Base Metal 1 12/2021 USD 107,616 (10,973)
LME Nickel Base Metal 3 12/2021 USD 322,848 (7,371)
LME Nickel Base Metal 4 12/2021 USD 430,476 (16,416)
LME Nickel Base Metal 26 12/2021 USD 2,798,094 (156,162)
LME Zinc Base Metal 1 12/2021 USD 74,663 (1,365)
LME Zinc Base Metal 1 12/2021 USD 74,700 (1,052)
LME Zinc Base Metal 1 12/2021 USD 74,663 (459)
LME Zinc Base Metal 1 12/2021 USD 74,668 (3,052)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 12/2021 USD $ 74,619 $ (134)
LME Zinc Base Metal 2 12/2021 USD 149,335 (4,919)
LME Zinc Base Metal 2 12/2021 USD 149,325 (4,307)
LME Zinc Base Metal 2 12/2021 USD 149,218 (588)
LME Zinc Base Metal 4 12/2021 USD 298,430 (382)
LME Zinc Base Metal 4 12/2021 USD 298,600 (12,230)
LME Zinc Base Metal 5 12/2021 USD 373,474 (11,784)
LME Zinc Base Metal 31 12/2021 USD 2,314,925 (34,429)
Nikkei 225 Index 2 12/2021 JPY 529,404 (3,159)
S&P/TSX 60 Index 2 12/2021 CAD 377,736 (6,203)
SPI 200 Index 9 12/2021 AUD 1,186,307 (10,937)
TOPIX Index 4 12/2021 JPY 729,772 (5,274)
Wheat 4 12/2021 USD 145,100 539
Sugar No. 11 50 2/2022 USD 1,139,040 30,899
ASX 90 Day Bank Accepted Bill 15 3/2022 AUD 10,842,379 (216)
ASX 90 Day Bank Accepted Bill 11 6/2022 AUD 7,950,098 (175)
1,086,099
Short Contracts
CAC 40 10 Euro Index (63) 10/2021 EUR (4,756,579) 99,787
HSCEI (4) 10/2021 HKD (224,056) (1,136)
IBEX 35 Index (1) 10/2021 EUR (102,125) 573
LME Aluminum Base Metal (1) 10/2021 USD (71,215) (9,168)
LME Aluminum Base Metal (1) 10/2021 USD (71,163) (8,591)
LME Aluminum Base Metal (1) 10/2021 USD (71,206) (10,307)
LME Aluminum Base Metal (1) 10/2021 USD (71,277) (5,430)
LME Aluminum Base Metal (2) 10/2021 USD (142,475) (17,880)
LME Aluminum Base Metal (2) 10/2021 USD (142,488) (20,888)
LME Copper Base Metal (1) 10/2021 USD (223,591) 11,231
LME Copper Base Metal (1) 10/2021 USD (223,489) 18,803
LME Nickel Base Metal (1) 10/2021 USD (107,691) 4,560
LME Nickel Base Metal (1) 10/2021 USD (107,690) 4,810
LME Nickel Base Metal (1) 10/2021 USD (107,679) 6,936
LME Nickel Base Metal (1) 10/2021 USD (107,658) 2,589
LME Nickel Base Metal (2) 10/2021 USD (215,346) 7,266
LME Nickel Base Metal (2) 10/2021 USD (215,286) 15,408
LME Zinc Base Metal (1) 10/2021 USD (74,469) (1,072)
LME Zinc Base Metal (1) 10/2021 USD (74,483) (561)
LME Zinc Base Metal (1) 10/2021 USD (74,438) (968)
LME Zinc Base Metal (1) 10/2021 USD (74,481) 298
LME Zinc Base Metal (1) 10/2021 USD (74,444) (959)
LME Zinc Base Metal (2) 10/2021 USD (148,963) (106)
LME Zinc Base Metal (2) 10/2021 USD (148,913) (737)
LME Zinc Base Metal (3) 10/2021 USD (223,247) (2,994)
SGX FTSE China A50 Index (27) 10/2021 USD (418,311) (2,532)
SGX FTSE Taiwan Index (28) 10/2021 USD (1,656,480) 14,797
SGX NIFTY 50 Index (5) 10/2021 USD (176,020) 1,219
LME Aluminum Base Metal (1) 11/2021 USD (71,434) (6,937)
LME Aluminum Base Metal (1) 11/2021 USD (71,374) (7,581)
LME Aluminum Base Metal (1) 11/2021 USD (71,415) (6,158)
LME Aluminum Base Metal (1) 11/2021 USD (71,419) (5,925)
LME Aluminum Base Metal (1) 11/2021 USD (71,383) (7,037)
LME Aluminum Base Metal (2) 11/2021 USD (142,877) (12,195)
LME Aluminum Base Metal (3) 11/2021 USD (214,200) (20,076)
LME Aluminum Base Metal (3) 11/2021 USD (214,256) (24,015)
LME Copper Base Metal (1) 11/2021 USD (223,394) 6,854
LME Copper Base Metal (1) 11/2021 USD (223,394) 354

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 11/2021 USD $ (223,471) $ 12,300
LME Copper Base Metal (2) 11/2021 USD (446,971) 28,704
LME Copper Base Metal (3) 11/2021 USD (670,181) 31,686
LME Nickel Base Metal (2) 11/2021 USD (215,166) 6,108
LME Nickel Base Metal (2) 11/2021 USD (215,279) 16,679
LME Nickel Base Metal (2) 11/2021 USD (215,226) 12,468
LME Nickel Base Metal (3) 11/2021 USD (322,744) 21,287
LME Zinc Base Metal (1) 11/2021 USD (74,538) 772
LME Zinc Base Metal (1) 11/2021 USD (74,603) –
LME Zinc Base Metal (1) 11/2021 USD (74,598) (1,176)
LME Zinc Base Metal (2) 11/2021 USD (149,188) (2,643)
LME Zinc Base Metal (2) 11/2021 USD (149,204) 1,345
LME Zinc Base Metal (3) 11/2021 USD (223,575) 441
Soybean (40) 11/2021 USD (2,512,000) 150,104
100 oz Gold (47) 12/2021 USD (8,257,900) 57,210
Australia 10 Year Bond (6) 12/2021 AUD (613,912) 573
Canada 10 Year Bond (41) 12/2021 CAD (4,637,668) 100,432
Corn (36) 12/2021 USD (966,150) 22,083
DAX Index (8) 12/2021 EUR (3,541,771) 47,945
DJIA CBOT E-Mini Index (20) 12/2021 USD (3,372,200) 53,411
EURO STOXX 50 Index (38) 12/2021 EUR (1,781,820) 40,791
Euro-Bobl (129) 12/2021 EUR (20,172,665) 56,684
Euro-BTP (78) 12/2021 EUR (13,737,915) 130,104
Euro-Bund (51) 12/2021 EUR (10,042,304) 89,876
Euro-Buxl (13) 12/2021 EUR (3,067,125) 59,116
Euro-OAT (136) 12/2021 EUR (26,150,910) 254,808
Euro-Schatz (265) 12/2021 EUR (34,442,755) 11,236
FTSE 100 Index (66) 12/2021 GBP (6,290,350) (16,390)
FTSE/JSE Top 40 Index (1) 12/2021 ZAR (38,636) 102
Japan 10 Year Bond (38) 12/2021 JPY (51,717,148) 98,729
KOSPI 200 Index (42) 12/2021 KRW (3,560,600) 50,991
Live Cattle (56) 12/2021 USD (2,816,240) 52,221
LME Aluminum Base Metal (1) 12/2021 USD (71,463) 1,885
LME Aluminum Base Metal (3) 12/2021 USD (214,219) 1,923
LME Aluminum Base Metal (4) 12/2021 USD (285,875) 6,694
LME Aluminum Base Metal (5) 12/2021 USD (356,906) 7,005
LME Aluminum Base Metal (9) 12/2021 USD (642,962) (40,460)
LME Aluminum Base Metal (23) 12/2021 USD (1,642,919) (33,421)
LME Copper Base Metal (1) 12/2021 USD (223,344) 9,404
LME Copper Base Metal (1) 12/2021 USD (223,356) 12,985
LME Copper Base Metal (1) 12/2021 USD (223,413) 5,135
LME Copper Base Metal (1) 12/2021 USD (223,344) 3,203
LME Copper Base Metal (1) 12/2021 USD (223,344) 7,529
LME Copper Base Metal (5) 12/2021 USD (1,117,031) 47,149
LME Nickel Base Metal (1) 12/2021 USD (107,597) 7,664
LME Nickel Base Metal (1) 12/2021 USD (107,616) 11,781
LME Nickel Base Metal (1) 12/2021 USD (107,594) 5,138
LME Nickel Base Metal (1) 12/2021 USD (107,595) 8,922
LME Nickel Base Metal (3) 12/2021 USD (322,848) 2,747
LME Nickel Base Metal (4) 12/2021 USD (430,476) 15,765
LME Nickel Base Metal (8) 12/2021 USD (860,952) 31,242
LME Zinc Base Metal (1) 12/2021 USD (74,663) 401
LME Zinc Base Metal (1) 12/2021 USD (74,619) 253
LME Zinc Base Metal (1) 12/2021 USD (74,668) 2,730
LME Zinc Base Metal (1) 12/2021 USD (74,700) 645
LME Zinc Base Metal (1) 12/2021 USD (74,663) 1,574

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (2) 12/2021 USD $ (149,335) $ 5,060
LME Zinc Base Metal (2) 12/2021 USD (149,218) 149
LME Zinc Base Metal (2) 12/2021 USD (149,325) 3,994
LME Zinc Base Metal (4) 12/2021 USD (298,430) (264)
LME Zinc Base Metal (4) 12/2021 USD (298,600) 10,588
LME Zinc Base Metal (5) 12/2021 USD (373,474) 13,669
LME Zinc Base Metal (13) 12/2021 USD (970,775) 7,796
Long Gilt (200) 12/2021 GBP (33,795,487) 655,061
MSCI EAFE E-Mini Index (9) 12/2021 USD (1,020,150) 3,223
MSCI Emerging Markets E-Mini Index (57) 12/2021 USD (3,549,960) 52,411
NASDAQ 100 E-Mini Index (9) 12/2021 USD (2,642,850) 41,450
Palladium (1) 12/2021 USD (189,980) 55,226
Russell 2000 E-Mini Index (31) 12/2021 USD (3,411,240) 36,370
S&P 500 E-Mini Index (9) 12/2021 USD (1,933,988) 34,709
S&P Midcap 400 E-Mini Index (6) 12/2021 USD (1,579,920) 22,449
Silver (9) 12/2021 USD (992,115) 44,931
Soybean Meal (61) 12/2021 USD (2,005,070) 93,158
Soybean Oil (21) 12/2021 USD (739,494) (14,627)
U.S. Treasury 10 Year Note (98) 12/2021 USD (12,909,969) 115,239
U.S. Treasury 2 Year Note (968) 12/2021 USD (213,035,625) 75,609
U.S. Treasury 5 Year Note (654) 12/2021 USD (80,314,266) 308,330
U.S. Treasury Long Bond (33) 12/2021 USD (5,264,531) 78,286
U.S. Treasury Ultra Bond (72) 12/2021 USD (13,794,750) 367,173
3 Month Canadian Bankers Acceptance (13) 3/2022 CAD (2,550,529) 653
3 Month Euro Euribor (56) 3/2022 EUR (16,301,228) 389
3 Month Eurodollar (194) 3/2022 USD (48,429,675) (15,102)
3 Month Euroswiss (3) 3/2022 CHF (810,559) (1)
3 Month Sterling (38) 3/2022 GBP (6,369,109) 4,435
3 Month Euro Euribor (178) 6/2022 EUR (51,796,576) 8,092
3 Month Eurodollar (177) 6/2022 USD (44,159,288) (19,086)
3 Month Euroswiss (3) 6/2022 CHF (810,237) 226
3 Month Sterling (66) 6/2022 GBP (11,046,575) 27,640
3 Month Euro Euribor (198) 9/2022 EUR (57,596,347) 15,586
3 Month Eurodollar (174) 9/2022 USD (43,365,150) (12,570)
3 Month Euroswiss (6) 9/2022 CHF (1,619,990) 965
3 Month Sterling (58) 9/2022 GBP (9,696,362) 26,344
3 Month Euro Euribor (176) 12/2022 EUR (51,181,463) 16,785
3 Month Eurodollar (166) 12/2022 USD (41,294,575) 1,248
3 Month Sterling (131) 12/2022 GBP (21,884,959) 65,752
3 Month Euro Euribor (196) 3/2023 EUR (56,977,673) 29,818
3 Month Eurodollar (174) 3/2023 USD (43,230,300) 9,470
3 Month Sterling (140) 3/2023 GBP (23,376,716) 73,695
3 Month Euro Euribor (197) 6/2023 EUR (57,248,408) 39,646
3 Month Eurodollar (177) 6/2023 USD (43,907,063) 20,485
3 Month Sterling (126) 6/2023 GBP (21,029,495) 61,177
3 Month Euro Euribor (164) 9/2023 EUR (47,641,951) 26,300
3 Month Eurodollar (179) 9/2023 USD (44,300,263) 56,143
3 Month Sterling (87) 9/2023 GBP (14,514,504) 42,631
4,018,833
$ 5,104,932

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 2,519,750 USD 456,018 CITI
**
12/15/2021 $ 878
BRL 2,519,749 USD 456,018 JPMC
**
12/15/2021 877
CAD 2,878,250 USD 2,246,844 CITI 12/15/2021 25,542
CAD 2,878,250 USD 2,246,846 JPMC 12/15/2021 25,539
CHF 110,000 USD 117,931 CITI 12/15/2021 328
CHF 110,000 USD 117,931 JPMC 12/15/2021 328
COP 3,538,943,000 USD 912,762 CITI
**
12/15/2021 11,999
COP 3,538,943,000 USD 912,763 JPMC
**
12/15/2021 11,998
IDR 3,144,418,117 USD 216,073 CITI
**
12/15/2021 1,669
IDR 3,144,418,114 USD 216,070 JPMC
**
12/15/2021 1,672
ILS 1,955,813 USD 604,875 CITI 12/15/2021 2,206
ILS 1,955,813 USD 604,876 JPMC 12/15/2021 2,205
INR 15,666,500 USD 208,594 CITI
**
12/15/2021 704
INR 15,666,500 USD 208,595 JPMC
**
12/15/2021 704
KRW 175,315,000 USD 147,600 CITI
**
12/15/2021 275
KRW 175,315,000 USD 147,600 JPMC
**
12/15/2021 275
NOK 12,194,500 USD 1,379,064 CITI 12/15/2021 15,049
NOK 12,194,500 USD 1,379,066 JPMC 12/15/2021 15,047
SEK 22,386,500 USD 2,539,421 CITI 12/15/2021 19,581
SEK 22,386,500 USD 2,539,424 JPMC 12/15/2021 19,578
SGD 49,000 USD 35,967 CITI 12/15/2021 115
SGD 49,000 USD 35,967 JPMC 12/15/2021 115
TWD 17,361,000 USD 625,294 CITI
**
12/15/2021 1,367
TWD 17,361,000 USD 625,295 JPMC
**
12/15/2021 1,366
USD 17,569,772 AUD 24,078,752 CITI 12/15/2021 155,835
USD 17,569,747 AUD 24,078,748 JPMC 12/15/2021 155,813
USD 2,658,068 BRL 14,326,000 CITI
**
12/15/2021 60,394
USD 2,658,064 BRL 14,326,000 JPMC
**
12/15/2021 60,391
USD 1,403,721 CAD 1,774,000 CITI 12/15/2021 3,143
USD 1,403,719 CAD 1,774,000 JPMC 12/15/2021 3,141
USD 4,393,262 CHF 4,018,500 CITI 12/15/2021 73,066
USD 4,393,256 CHF 4,018,500 JPMC 12/15/2021 73,060
USD 497,778 CLP 389,121,500 CITI
**
12/15/2021 21,087
USD 497,777 CLP 389,121,500 JPMC
**
12/15/2021 21,087
USD 22,219 COP 84,087,503 CITI
**
12/15/2021 246
USD 22,219 COP 84,087,501 JPMC
**
12/15/2021 246
USD 34,170,570 EUR 29,017,003 CITI 12/15/2021 506,174
USD 34,170,523 EUR 29,017,000 JPMC 12/15/2021 506,132
USD 3,318,578 GBP 2,421,000 CITI 12/15/2021 56,118
USD 3,318,574 GBP 2,421,000 JPMC 12/15/2021 56,113
USD 3,239,110 HUF 958,792,000 CITI 12/15/2021 156,886
USD 3,239,106 HUF 958,792,000 JPMC 12/15/2021 156,881
USD 168,579 ILS 543,000 CITI 12/15/2021 33
USD 168,579 ILS 543,000 JPMC 12/15/2021 32
USD 94,471 INR 6,978,623 CITI
**
12/15/2021 1,240
USD 94,470 INR 6,978,623 JPMC
**
12/15/2021 1,238
USD 15,302,856 JPY 1,682,421,575 CITI 12/15/2021 175,971
USD 15,304,548 JPY 1,682,421,573 JPMC 12/15/2021 177,663
USD 3,472,482 KRW 4,075,700,001 CITI
**
12/15/2021 34,702
USD 3,472,477 KRW 4,075,699,999 JPMC
**
12/15/2021 34,698
USD 4,793,155 MXN 97,420,500 CITI 12/15/2021 123,749
USD 4,793,149 MXN 97,420,500 JPMC 12/15/2021 123,743
USD 865,694 NOK 7,525,376 CITI 12/15/2021 5,370
USD 865,693 NOK 7,525,376 JPMC 12/15/2021 5,369
USD 1,319,514 NZD 1,895,250 CITI 12/15/2021 11,887

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,319,512 NZD 1,895,250 JPMC 12/15/2021 $ 11,885
USD 2,539,038 PHP 128,946,507 CITI
**
12/15/2021 37,259
USD 2,539,035 PHP 128,946,493 JPMC
**
12/15/2021 37,256
USD 1,293,959 PLN 5,092,500 CITI 12/15/2021 13,860
USD 1,293,957 PLN 5,092,500 JPMC 12/15/2021 13,859
USD 1,141,382 SEK 9,902,000 CITI 12/15/2021 9,483
USD 1,141,381 SEK 9,902,000 JPMC 12/15/2021 9,482
USD 4,448,542 SGD 6,010,315 CITI 12/15/2021 22,743
USD 4,448,534 SGD 6,010,311 JPMC 12/15/2021 22,738
USD 915,684 TWD 25,224,750 CITI
**
12/15/2021 5,174
USD 915,683 TWD 25,224,750 JPMC
**
12/15/2021 5,174
ZAR 9,738,000 USD 628,555 CITI 12/15/2021 11,551
ZAR 9,737,999 USD 628,555 JPMC 12/15/2021 11,549
Total unrealized appreciation 3,132,938
AUD 13,166,500 USD 9,649,527 CITI 12/15/2021 (127,414)
AUD 13,166,500 USD 9,646,051 JPMC 12/15/2021 (123,938)
BRL 28,858,253 USD 5,391,833 CITI
**
12/15/2021 (159,087)
BRL 28,858,248 USD 5,391,839 JPMC
**
12/15/2021 (159,093)
CAD 4,140,750 USD 3,282,257 CITI 12/15/2021 (13,124)
CAD 4,140,750 USD 3,282,261 JPMC 12/15/2021 (13,128)
CHF 6,364,500 USD 6,951,401 CITI 12/15/2021 (109,076)
CHF 6,364,500 USD 6,951,410 JPMC 12/15/2021 (109,084)
CLP 2,013,415,970 USD 2,552,884 CITI
**
12/15/2021 (86,365)
CLP 2,013,415,966 USD 2,552,887 JPMC
**
12/15/2021 (86,368)
COP 524,698,000 USD 138,635 CITI
**
12/15/2021 (1,526)
COP 524,698,000 USD 138,635 JPMC
**
12/15/2021 (1,526)
EUR 20,216,500 USD 23,863,627 CITI 12/15/2021 (409,232)
EUR 20,216,500 USD 23,863,657 JPMC 12/15/2021 (409,262)
GBP 3,107,001 USD 4,257,669 CITI 12/15/2021 (70,777)
GBP 3,106,997 USD 4,257,669 JPMC 12/15/2021 (70,782)
HUF 2,668,277,488 USD 8,920,286 CITI 12/15/2021 (342,585)
HUF 2,668,277,480 USD 8,920,297 JPMC 12/15/2021 (342,596)
IDR 21,449,330,039 USD 1,490,210 CITI
**
12/15/2021 (4,909)
IDR 21,449,330,038 USD 1,490,215 JPMC
**
12/15/2021 (4,914)
ILS 8,111,189 USD 2,526,261 CITI 12/15/2021 (8,565)
ILS 8,111,185 USD 2,526,263 JPMC 12/15/2021 (8,567)
INR 290,313,501 USD 3,914,105 CITI
**
12/15/2021 (35,642)
INR 290,313,499 USD 3,914,110 JPMC
**
12/15/2021 (35,647)
JPY 953,726,500 USD 8,684,509 CITI 12/15/2021 (109,422)
JPY 953,726,500 USD 8,684,520 JPMC 12/15/2021 (109,433)
KRW 2,999,464,878 USD 2,569,948 CITI
**
12/15/2021 (39,954)
KRW 2,999,464,875 USD 2,569,952 JPMC
**
12/15/2021 (39,957)
MXN 380,413,008 USD 18,515,862 CITI 12/15/2021 (282,505)
MXN 380,413,000 USD 18,515,884 JPMC 12/15/2021 (282,528)
NOK 42,445,501 USD 4,907,539 CITI 12/15/2021 (55,039)
NOK 42,445,499 USD 4,907,545 JPMC 12/15/2021 (55,045)
NZD 7,343,500 USD 5,161,893 CITI 12/15/2021 (95,250)
NZD 7,343,500 USD 5,161,900 JPMC 12/15/2021 (95,256)
PHP 31,570,500 USD 626,642 CITI
**
12/15/2021 (14,122)
PHP 31,570,500 USD 626,643 JPMC
**
12/15/2021 (14,122)
PLN 26,016,001 USD 6,708,184 CITI 12/15/2021 (168,559)
PLN 26,016,000 USD 6,708,192 JPMC 12/15/2021 (168,567)
SEK 131,646,500 USD 15,121,984 CITI 12/15/2021 (73,464)
SEK 131,646,500 USD 15,123,077 JPMC 12/15/2021 (74,557)
SGD 6,069,500 USD 4,510,953 CITI 12/15/2021 (41,572)
SGD 6,069,500 USD 4,510,958 JPMC 12/15/2021 (41,578)
TWD 60,633,000 USD 2,199,863 CITI
**
12/15/2021 (11,262)
TWD 60,633,000 USD 2,199,866 JPMC
**
12/15/2021 (11,264)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,264,356 AUD 10,131,251 CITI 12/15/2021 $ (62,641)
USD 7,264,346 AUD 10,131,249 JPMC 12/15/2021 (62,650)
USD 264,482 BRL 1,464,500 CITI
**
12/15/2021 (1,070)
USD 264,482 BRL 1,464,500 JPMC
**
12/15/2021 (1,070)
USD 428,749 CAD 544,500 CITI 12/15/2021 (1,134)
USD 428,749 CAD 544,500 JPMC 12/15/2021 (1,135)
USD 237,433 CHF 221,000 CITI 12/15/2021 (159)
USD 237,433 CHF 221,000 JPMC 12/15/2021 (159)
USD 64,889 COP 252,262,502 CITI
**
12/15/2021 (1,030)
USD 64,889 COP 252,262,502 JPMC
**
12/15/2021 (1,030)
USD 210,207 GBP 156,500 CITI 12/15/2021 (687)
USD 210,207 GBP 156,500 JPMC 12/15/2021 (687)
USD 305,121 HUF 95,131,000 CITI 12/15/2021 (697)
USD 305,120 HUF 95,131,000 JPMC 12/15/2021 (697)
USD 664,333 INR 49,923,362 CITI
**
12/15/2021 (2,622)
USD 664,327 INR 49,923,360 JPMC
**
12/15/2021 (2,627)
USD 617,453 JPY 68,993,000 CITI 12/15/2021 (2,872)
USD 617,453 JPY 68,993,000 JPMC 12/15/2021 (2,873)
USD 1,010,672 KRW 1,198,561,500 CITI
**
12/15/2021 (293)
USD 1,010,670 KRW 1,198,561,500 JPMC
**
12/15/2021 (295)
USD 2,833,086 NOK 25,425,625 CITI 12/15/2021 (73,649)
USD 2,833,083 NOK 25,425,623 JPMC 12/15/2021 (73,653)
USD 1,741,919 NZD 2,545,250 CITI 12/15/2021 (14,174)
USD 1,742,383 NZD 2,545,250 JPMC 12/15/2021 (13,711)
USD 340,436 PLN 1,359,500 CITI 12/15/2021 (1,300)
USD 340,436 PLN 1,359,500 JPMC 12/15/2021 (1,301)
USD 1,381,583 SEK 12,117,500 CITI 12/15/2021 (3,569)
USD 1,381,581 SEK 12,117,500 JPMC 12/15/2021 (3,571)
USD 2,103,090 SGD 2,866,187 CITI 12/15/2021 (7,476)
USD 2,103,087 SGD 2,866,187 JPMC 12/15/2021 (7,480)
USD 487,166 TWD 13,552,750 CITI
**
12/15/2021 (2,032)
USD 487,165 TWD 13,552,750 JPMC
**
12/15/2021 (2,034)
USD 531,207 ZAR 8,220,000 CITI 12/15/2021 (9,116)
USD 531,206 ZAR 8,220,000 JPMC 12/15/2021 (9,117)
ZAR 84,339,001 USD 5,654,344 CITI 12/15/2021 (110,517)
ZAR 84,339,000 USD 5,654,466 JPMC 12/15/2021 (110,638)
Total unrealized depreciation (5,106,429)
Net unrealized depreciation $ (1,973,491)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Total Return Basket Swaps Outstanding at September 30, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(-0.04% to 0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
61 months
maturity
09/21/2026 $520,957 $9,368 $51 $9,419
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SOR plus
or minus a specified spread
(-0.04% to 0.04%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
61 months
maturity
09/21/2026 $450,435 $(220) $(128) $(348)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.08% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
61 months
maturity
09/21/2026 $3,133,316 $33,984 $(6,363) $27,621
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 7,015 63,176 (2,268) (8.2)
Ampol Ltd. 4,147 82,764 2,279 8.2
Aristocrat Leisure Ltd. 655 21,783 50 0.2
Aurizon Holdings Ltd. 20,851 56,453 (571) (2.1)
Australia & New Zealand Banking Group Ltd. 652 13,094 127 0.5
BlueScope Steel Ltd. 8,981 130,131 (14,951) (54.1)
Brambles Ltd. 3,581 27,536 (1,223) (4.4)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Coles Group Ltd. 4,307 52,317 (488) (1.8)
Fortescue Metals Group Ltd. 7,505 79,943 (1,371) (5.0)
IGO Ltd. 2,529 15,850 (984) (3.6)
JB Hi-Fi Ltd. 3,572 116,142 (726) (2.6)
Mineral Resources Ltd. 2,870 91,083 (6,617) (24.0)
Newcrest Mining Ltd. 2,535 42,025 (1,297) (4.7)
Origin Energy Ltd. 9,039 30,326 1,644 6.0
OZ Minerals Ltd. 1,935 31,067 (688) (2.5)
QBE Insurance Group Ltd. 5,058 41,669 (206) (0.7)
REA Group Ltd. 603 67,916 (423) (1.5)
Santos Ltd. 6,927 35,480 4,180 15.1
Sonic Healthcare Ltd. 868 25,084 (1,242) (4.5)
South32 Ltd. 22,497 55,827 914 3.3
Suncorp Group Ltd. 2,348 20,878 (269) (1.0)
Telstra Corp. Ltd. 47,485 133,058 (1,177) (4.3)
Woodside Petroleum Ltd. 4,488 76,742 8,999 32.6
Short Positions
Common Stocks
Australia
AGL Energy Ltd. (6,740) (27,834) (1,194) (4.3)
Ansell Ltd. (2,514) (61,084) 3,557 12.9
APA Group (12,720) (79,230) 3,496 12.7
Atlas Arteria Ltd. (11,826) (54,529) 3,304 12.0
carsales.com Ltd. (1,620) (29,078) 1,181 4.3
Cochlear Ltd. (619) (96,850) 9,058 32.8
Computershare Ltd. (4,056) (52,448) (4,176) (15.1)
Crown Resorts Ltd. (3,200) (21,905) (149) (0.5)
CSL Ltd. (361) (75,424) 5,107 18.5
IDP Education Ltd. (6,261) (151,598) (5,931) (21.5)
Incitec Pivot Ltd. (16,551) (34,428) (115) (0.4)
Lendlease Corp. Ltd. (7,003) (53,842) 3,301 12.0
Macquarie Group Ltd. (661) (85,399) (572) (2.1)
Magellan Financial Group Ltd. (1,374) (34,488) 4,503 16.3
NEXTDC Ltd. (8,826) (75,184) 12,206 44.2
Northern Star Resources Ltd. (11,145) (68,259) 4,761 17.2
Orica Ltd. (12,369) (120,813) (13,159) (47.6)
Pilbara Minerals Ltd. (55,961) (80,644) 7,949 28.8
Pro Medicus Ltd. (1,813) (70,334) 7,594 27.5
Qantas Airways Ltd. (6,310) (25,448) (105) (0.4)
SEEK Ltd. (3,276) (72,017) (432) (1.6)
Seven Group Holdings Ltd. (3,364) (49,287) 896 3.2
Sydney Airport (16,245) (95,404) 1,282 4.6
Transurban Group (10,395) (104,766) 908 3.3
Westpac Banking Corp. (3,906) (72,236) 36 0.1
Woolworths Group Ltd. (827) (23,229) 289 1.0
New Zealand
Xero Ltd. (552) (54,167) 5,925 21.5

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.08% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
09/21/2026
- 09/30/2026 $7,343,853 $129,324 $(3,899) $125,425
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 6,797 260,053 215 0.2
CCL Industries, Inc. 1,498 77,585 (4,278) (3.4)
Cenovus Energy, Inc. 8,857 89,297 13,218 10.5
CI Financial Corp. 3,852 78,190 (1,994) (1.6)
Empire Co. Ltd. 2,807 85,544 332 0.3
Fairfax Financial Holdings Ltd. 207 83,563 (4,020) (3.2)
Finning International, Inc. 3,668 90,498 76 0.1
iA Financial Corp., Inc. 1,154 65,472 1,002 0.8
Imperial Oil Ltd. 2,691 85,047 12,062 9.6
Intact Financial Corp. 669 88,461 (1,581) (1.3)
Loblaw Cos. Ltd. 1,006 69,036 939 0.7
Magna International, Inc. 2,823 212,449 (509) (0.4)
National Bank of Canada 2,785 213,899 63 0.0
Nutrien Ltd. 1,956 126,956 4,375 3.5
Onex Corp. 869 61,432 (1,483) (1.2)
Stantec, Inc. 1,591 74,739 (5,057) (4.0)
Suncor Energy, Inc. 5,455 113,097 8,146 6.5
TFI International, Inc. 891 91,154 (8,639) (6.9)
Thomson Reuters Corp. 727 80,386 (4,447) (3.5)
Toronto-Dominion Bank (The) 1,607 106,385 2,647 2.1
Tourmaline Oil Corp. 4,435 154,941 9,425 7.5
West Fraser Timber Co. Ltd. 961 80,941 5,305 4.2
Chile
Lundin Mining Corp. 11,121 79,988 2,050 1.6
United States
BRP, Inc. 1,775 164,299 (3,672) (2.9)
Zambia
First Quantum Minerals Ltd. 4,703 87,072 5,131 4.1
Short Positions
Common Stocks
Canada
Air Canada (17,935) (327,520) (1,936) (1.5)
Algonquin Power & Utilities Corp. (12,756) (187,020) 9,213 7.3
Ballard Power Systems, Inc. (11,707) (164,338) 16,519 13.2
Bank of Montreal (772) (77,072) (146) (0.1)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
BCE, Inc. (5,103) (255,633) 4,214 3.4
CAE, Inc. (4,991) (149,107) (5,539) (4.4)
Canadian Imperial Bank of Commerce (1,505) (167,539) 4,441 3.5
Canadian National Railway Co. (1,256) (145,552) 1,716 1.4
Canadian Pacific Railway Ltd. (2,284) (149,147) 3,824 3.0
Canadian Utilities Ltd. (3,189) (85,931) 1,122 0.9
Canopy Growth Corp. (9,832) (136,232) 4,976 4.0
CGI, Inc. (940) (79,847) 3,421 2.7
Emera, Inc. (3,139) (142,155) 2,651 2.1
Fortis, Inc. (2,181) (96,755) 2,296 1.8
George Weston Ltd. (567) (61,159) (2,319) (1.8)
IGM Financial, Inc. (2,023) (72,273) 2,588 2.1
Keyera Corp. (3,891) (97,905) 2,133 1.7
Kinaxis, Inc. (439) (63,337) 4,740 3.8
Lightspeed Commerce, Inc. (791) (76,327) 21,123 16.8
Manulife Financial Corp. (5,144) (99,014) (1,890) (1.5)
Parkland Corp. (2,842) (79,857) (1,247) (1.0)
Restaurant Brands International, Inc. (2,765) (169,402) 4,012 3.2
Rogers Communications, Inc. (2,963) (138,372) 1,059 0.8
Royal Bank of Canada (701) (69,751) 507 0.4
TC Energy Corp. (1,291) (62,134) 1,546 1.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
61 months
maturity
09/21/2026 $3,540,088 $(101,203) $330 $(100,873)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 3,511 117,449 (6,388) 6.3
Adecco Group AG (Registered) 1,401 70,198 (2,267) 2.2
Baloise Holding AG (Registered) 148 22,450 59 (0.1)
Barry Callebaut AG (Registered) 14 31,753 (1,552) 1.5
Belimo Holding AG (Registered) 83 43,996 (1,999) 2.0
BKW AG 459 49,554 (1,108) 1.1
Bucher Industries AG (Registered) 128 60,776 (1,590) 1.6
Clariant AG (Registered) 338 6,344 (218) 0.2
DKSH Holding AG 582 45,524 (565) 0.6
EMS-Chemie Holding AG (Registered) 13 12,283 (770) 0.8
Geberit AG (Registered) 261 191,627 (16,085) 15.9

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Georg Fischer AG (Registered) 22 32,581 (2,251) 2.2
Holcim Ltd. 3,333 160,601 (4,736) 4.7
Kuehne + Nagel International AG (Registered) 675 230,446 (25,109) 24.9
Lonza Group AG (Registered) 73 54,758 (4,187) 4.2
Novartis AG (Registered) 2,020 165,638 (1,587) 1.6
OC Oerlikon Corp. AG (Registered) 1,960 21,357 (1,024) 1.0
Partners Group Holding AG 24 37,455 (3,448) 3.4
Roche Holding AG 330 120,440 (356) 0.4
Schindler Holding AG 103 27,652 (2,584) 2.6
SGS SA (Registered) 7 20,376 (1,135) 1.1
Sonova Holding AG (Registered) 55 20,785 (1,481) 1.5
Straumann Holding AG (Registered) 6 10,761 (1,233) 1.2
Swiss Life Holding AG (Registered) 25 12,597 12 (0.0)
Swisscom AG (Registered) 91 52,369 324 (0.3)
Tecan Group AG (Registered) 80 45,311 (4,123) 4.1
UBS Group AG (Registered) 8,332 132,992 (159) 0.2
VAT Group AG 179 70,646 (9,652) 9.6
Short Positions
Common Stocks
Austria
ams AG (9,642) (174,891) 890 (0.9)
Switzerland
Alcon, Inc. (553) (44,777) 1,464 (1.5)
Bachem Holding AG (Registered) (22) (16,812) 1,202 (1.2)
Banque Cantonale Vaudoise (Registered) (535) (40,678) 342 (0.3)
Chocoladefabriken Lindt & Spruengli AG (4) (44,723) 2,377 (2.4)
Cie Financiere Richemont SA (57) (5,910) (50) 0.0
Credit Suisse Group AG (Registered) (12,072) (119,226) (159) 0.2
Dufry AG (Registered) (3,736) (209,875) (32,900) 32.6
Flughafen Zurich AG (Registered) (586) (104,404) (5,094) 5.0
Givaudan SA (Registered) (18) (82,064) 4,644 (4.6)
Helvetia Holding AG (Registered) (266) (28,856) (491) 0.5
Idorsia Ltd. (4,031) (97,188) 113 (0.1)
Julius Baer Group Ltd. (515) (34,216) (371) 0.4
Logitech International SA (Registered) (66) (5,872) 347 (0.3)
Medmix AG (192) (9,065) 68 (0.1)
Nestle SA (Registered) (3,113) (375,086) 6,302 (6.2)
SIG Combibloc Group AG (2,966) (78,864) 7,772 (7.7)
Sika AG (Registered) (247) (78,095) 7,297 (7.2)
Sulzer AG (Registered) (192) (18,223) (39) 0.0
Vifor Pharma AG (221) (28,645) (134) 0.1
Zurich Insurance Group AG (154) (62,974) 619 (0.6)
United States
Swiss Re AG (128) (10,925) (190) 0.2

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.06% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
61 months
maturity
ranging from
09/21/2026
- 09/30/2026 $1,602,802 $(53,388) $270 $(53,118)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 146 395,235 (44,110) 83.0
Carlsberg A/S 359 58,568 2,318 (4.4)
Coloplast A/S 108 16,887 (1,219) 2.3
DSV A/S 642 153,672 (11,125) 20.9
Genmab A/S 217 94,812 2,966 (5.6)
GN Store Nord A/S 117 8,092 (703) 1.3
H Lundbeck A/S 263 7,146 208 (0.4)
ISS A/S 364 7,694 75 (0.1)
Novo Nordisk A/S 773 74,509 (2,486) 4.7
Novozymes A/S 94 6,444 (651) 1.2
Pandora A/S 434 52,687 (3,304) 6.2
Royal Unibrew A/S 215 25,861 147 (0.3)
Short Positions
Common Stocks
Denmark
Ambu A/S (544) (16,087) 2,220 (4.2)
Chr Hansen Holding A/S (1,199) (97,937) 3,663 (6.9)
Danske Bank A/S (6,048) (101,885) (4,455) 8.4
Jyske Bank A/S (Registered) (531) (22,894) (1,258) 2.4
Orsted A/S (419) (55,230) 2,245 (4.2)
ROCKWOOL International A/S (28) (11,958) 1,959 (3.7)
SimCorp A/S (649) (76,682) 4,144 (7.8)
Tryg A/S (3,504) (79,432) 3,270 (6.2)
Vestas Wind Systems A/S (5,961) (239,090) (7,292) 13.7

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
or ESTR plus or minus a
specified spread (-0.06% to
0.03%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
61 months
maturity
ranging from
09/21/2026
- 09/30/2026 $15,017,023 $(105,920) $(3,313) $(109,233)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Kone OYJ 1,535 107,831 (3,281) 3.0
Nokian Renkaat OYJ 3,342 119,421 (955) 0.9
France
Cie de Saint-Gobain 2,392 160,975 (4,915) 4.5
Electricite de France SA 13,755 172,847 3,156 (2.9)
LVMH Moet Hennessy Louis Vuitton SE 191 136,806 (1,484) 1.4
Renault SA 3,018 107,069 6,844 (6.3)
Rexel SA 6,308 121,543 (2,112) 1.9
SEB SA 826 116,206 (5,542) 5.1
Germany
Bayerische Motoren Werke AG 1,286 122,143 2,411 (2.2)
Brenntag SE 1,586 147,331 (4,124) 3.8
Daimler AG (Registered) 1,750 154,405 9,504 (8.7)
Deutsche Post AG (Registered) 3,667 229,957 (20,425) 18.7
Volkswagen AG (Preference) 1,179 262,802 7,044 (6.4)
Italy
Buzzi Unicem SpA 5,138 116,706 (3,114) 2.9
Davide Campari-Milano NV 7,732 108,613 1,310 (1.2)
Luxembourg
Eurofins Scientific SE 1,160 148,934 (18,786) 17.2
Netherlands
ASML Holding NV 363 271,182 (35,747) 32.7
Koninklijke Ahold Delhaize NV 9,577 318,896 4,459 (4.1)
Signify NV 3,706 185,510 (1,111) 1.0
Spain
Fluidra SA 3,322 131,693 (6,829) 6.3
Iberdrola SA 13,735 138,180 (10,211) 9.3
United Kingdom
CNH Industrial NV 7,379 124,034 3,021 (2.8)
United States
Stellantis NV 8,211 156,265 (2,456) 2.2

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (2,769) (157,051) (353) 0.3
KBC Group NV (1,314) (118,529) (10,219) 9.4
China
Prosus NV (2,635) (210,908) (2,138) 2.0
France
Accor SA (3,475) (123,909) (8,682) 7.9
Aeroports de Paris (932) (118,700) (8,614) 7.9
Airbus SE (808) (107,121) (332) 0.3
Alstom SA (8,511) (322,845) (9,657) 8.8
Edenred (1,996) (107,450) 409 (0.4)
Safran SA (854) (108,014) (1,719) 1.6
TotalEnergies SE (3,280) (156,777) (12,024) 11.0
Worldline SA (1,611) (122,800) 3,545 (3.2)
Germany
Deutsche Telekom AG (Registered) (5,653) (113,366) (834) 0.8
Fresenius Medical Care AG & Co. KGaA (3,383) (237,298) (1,080) 1.0
Hannover Rueck SE (834) (145,234) 5,276 (4.8)
Henkel AG & Co. KGaA (Preference) (1,238) (114,526) (2,478) 2.3
SAP SE (1,025) (138,610) 5,945 (5.4)
Siemens AG (Registered) (913) (149,322) 6,123 (5.6)
Italy
Mediobanca Banca di Credito Finanziario SpA (10,422) (125,387) (5,986) 5.5
Netherlands
ABN AMRO Bank NV (18,536) (267,426) (20,734) 19.0
Argenx SE (666) (201,254) 12,864 (11.8)
Saudi Arabia
Delivery Hero SE (1,397) (178,195) 18,312 (16.8)
Spain
ACS Actividades de Construccion y Servicios SA (4,491) (121,655) (3,533) 3.2
Aena SME SA (830) (143,542) (14,735) 13.5
Amadeus IT Group SA (4,063) (267,231) (13,043) 11.9
Cellnex Telecom SA (1,831) (113,046) 9,312 (8.5)
Ferrovial SA (4,659) (135,990) (1,171) 1.1
United Kingdom
Just Eat Takeaway.com NV (2,407) (175,865) 22,540 (20.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.05% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
09/21/2026
- 09/30/2026 $4,925,842 $11,413 $3,992 $15,405
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
BHP Group plc 8,252 207,904 (213) (1.4)
Glencore plc 47,812 224,913 17,640 114.5
Rio Tinto plc 3,998 262,077 4,475 29.0
Austria
Mondi plc 1,378 33,769 (1,350) (8.8)
Chile
Antofagasta plc 3,606 65,531 (2,606) (16.9)
Netherlands
Royal Dutch Shell plc 8,529 189,678 23,641 153.5
Russia
Evraz plc 21,187 168,098 2,832 18.4
South Africa
Anglo American plc 5,631 197,359 3,121 20.3
United Kingdom
Ashtead Group plc 1,770 133,800 (6,715) (43.6)
Barclays plc 50,231 127,636 6,098 39.6
BP plc 15,992 72,841 7,347 47.7
DS Smith plc 10,362 57,226 (4,917) (31.9)
Howden Joinery Group plc 5,745 69,163 (4,976) (32.3)
Inchcape plc 6,392 69,848 (2,549) (16.5)
InterContinental Hotels Group plc 601 38,375 991 6.4
M&G plc 20,483 55,964 370 2.4
Man Group plc 45,171 124,344 (3,090) (20.1)
NatWest Group plc 8,791 26,504 1,576 10.2
Renishaw plc 408 25,902 (3,835) (24.9)
Rotork plc 11,998 56,387 (2,066) (13.4)
Royal Mail plc 7,561 42,760 (6,492) (42.1)
Spectris plc 1,748 90,720 (2,637) (17.1)
Spirax-Sarco Engineering plc 322 64,788 (5,237) (34.0)
Travis Perkins plc 3,313 68,117 (8,244) (53.5)
Weir Group plc (The) 1,939 43,770 (591) (3.8)
Short Positions
Common Stocks
Jordan
Hikma Pharmaceuticals plc (1,035) (34,047) (414) (2.7)
United Kingdom
Abcam plc (1,560) (31,487) (72) (0.5)
Admiral Group plc (972) (40,614) 4,860 31.6
AstraZeneca plc (188) (22,657) (1,745) (11.3)
BAE Systems plc (4,576) (34,659) (198) (1.3)
Berkeley Group Holdings plc (809) (47,242) 2,662 17.3
boohoo Group plc (16,024) (46,768) 9,806 63.7
British American Tobacco plc (2,375) (83,017) 1,864 12.1
BT Group plc (82,352) (176,547) (3,727) (24.2)
Compass Group plc (1,268) (25,932) (727) (4.7)
easyJet plc (13,029) (115,031) (3,012) (19.5)
GlaxoSmithKline plc (5,039) (95,102) (398) (2.6)
Hargreaves Lansdown plc (1,312) (25,191) 58 0.4
J Sainsbury plc (11,227) (43,031) 137 0.9
Johnson Matthey plc (763) (27,374) (114) (0.7)
Ocado Group plc (12,707) (283,974) 6,308 40.9
Reckitt Benckiser Group plc (1,489) (116,976) 1,175 7.6
Rolls-Royce Holdings plc (114,890) (214,582) (38,048) (247.0)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Severn Trent plc (3,362) (117,701) 8,892 57.7
SSE plc (1,277) (26,887) 1,408 9.1
Taylor Wimpey plc (27,629) (57,626) 4,645 30.2
Tesco plc (21,221) (72,271) 792 5.1
United Utilities Group plc (2,943) (38,304) 3,017 19.6
Vodafone Group plc (51,915) (78,999) 1,079 7.0
Whitbread plc (1,842) (81,901) (929) (6.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.13% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
09/21/2026 $1,170,397 $(46,097) $2,936 $(43,161)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 34,000 102,456 1,126 (2.6)
SITC International Holdings Co. Ltd. 36,000 128,102 (22,418) 51.9
Hong Kong
ASM Pacific Technology Ltd. 5,200 56,765 (4,143) 9.6
CLP Holdings Ltd. 1,500 14,443 (204) 0.5
HKT Trust & HKT Ltd. 9,000 12,306 (85) 0.2
Hong Kong & China Gas Co. Ltd. 33,000 49,860 (1,887) 4.4
Kerry Properties Ltd. 13,000 34,196 (3,686) 8.5
Man Wah Holdings Ltd. 19,600 28,659 (2,991) 6.9
Swire Properties Ltd. 10,200 25,576 16 (0.0)
Xinyi Glass Holdings Ltd. 6,000 17,898 (2,273) 5.3
United Kingdom
CK Hutchison Holdings Ltd. 6,000 40,027 (171) 0.4
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (29,700) (75,439) (3,254) 7.5
Chow Tai Fook Jewellery Group Ltd. (8,800) (16,736) 915 (2.1)
ESR Cayman Ltd. (15,400) (46,479) (36) 0.1
Hong Kong
Hang Lung Properties Ltd. (11,000) (25,070) (537) 1.2
Henderson Land Development Co. Ltd. (6,000) (22,911) 1,031 (2.4)
MTR Corp. Ltd. (22,000) (118,402) 3,434 (8.0)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Power Assets Holdings Ltd. (1,500) (8,793) 211 (0.5)
Sun Hung Kai Properties Ltd. (1,000) (12,486) 360 (0.8)
WH Group Ltd. (145,500) (103,603) 1,108 (2.6)
Wharf Real Estate Investment Co. Ltd. (10,000) (51,379) (4,227) 9.8
Macau
MGM China Holdings Ltd. (17,200) (10,708) 1,389 (3.2)
Sands China Ltd. (18,800) (38,474) (2,031) 4.7
SJM Holdings Ltd. (58,000) (39,421) (451) 1.0
Wynn Macau Ltd. (107,200) (90,208) (7,293) 16.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
61 months
maturity
09/21/2026 $2,059,359 $516 $2,653 $3,169
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Assa Abloy AB 1,288 37,361 (2,098) (66.2)
Axfood AB 2,493 59,603 (2,010) (63.4)
BillerudKorsnas AB 1,874 35,696 (299) (9.4)
Boliden AB 1,349 43,196 (371) (11.7)
Elekta AB 810 9,071 (544) (17.2)
Getinge AB 5,898 235,141 (11,715) (369.7)
H & M Hennes & Mauritz AB 1,345 27,225 621 19.6
Hexpol AB 1,552 17,649 (769) (24.3)
Husqvarna AB 3,720 44,439 (5,244) (165.5)
ICA Gruppen AB 1,800 82,583 (1,003) (31.7)
Indutrade AB 1,994 55,450 (6,425) (202.7)
Lifco AB 1,362 36,582 (2,538) (80.1)
Nibe Industrier AB 547 6,874 (792) (25.0)
Saab AB 2,833 80,201 1,542 48.7
Sandvik AB 450 10,281 (492) (15.5)
Securitas AB 3,464 54,827 1,453 45.8
SKF AB 1,656 39,050 861 27.2
SSAB AB 10,000 49,057 (1,113) (35.1)
Svenska Cellulosa AB SCA 3,030 46,959 (709) (22.4)
Swedbank AB 3,576 72,109 3,015 95.1
Swedish Match AB 3,058 26,778 (1,814) (57.2)
Tele2 AB 3,295 48,788 545 17.2
Telefonaktiebolaget LM Ericsson 6,302 71,130 741 23.4

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Trelleborg AB 391 8,301 (361) (11.4)
Volvo AB 3,486 77,830 2,183 68.9
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (696) (25,207) (300) (9.5)
Sweden
AAK AB (1,059) (22,780) 918 29.0
Atlas Copco AB (346) (20,893) 1,904 60.1
Embracer Group AB (3,398) (32,721) 3,321 104.8
Epiroc AB (649) (13,492) 264 8.3
EQT AB (989) (41,067) 2,267 71.5
Essity AB (5,709) (177,059) (2,090) (65.9)
Evolution AB (370) (56,033) 4,925 155.4
Hexagon AB (2,077) (32,127) 2,456 77.5
Sinch AB (11,788) (228,593) 13,654 430.9
Skandinaviska Enskilda Banken AB (2,668) (37,601) (547) (17.3)
Skanska AB (328) (8,229) 476 15.0
Svenska Handelsbanken AB (1,182) (13,238) (439) (13.9)
Swedish Orphan Biovitrum AB (248) (6,689) 104 3.3
Telia Co. AB (16,396) (67,449) 939 29.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-1.75% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
13 months
maturity
ranging from
10/19/2022
- 11/02/2022 $14,995,557 $(265,050) $(42,525) $(307,575)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 4,300 98,333 (80) 0.0
Bandai Namco Holdings, Inc. 1,100 82,695 (5,722) 1.9
BayCurrent Consulting, Inc. 200 100,144 (11,461) 3.7
Dai-ichi Life Holdings, Inc. 7,500 164,033 (195) 0.1
Disco Corp. 300 84,026 (8,319) 2.7
Hoya Corp. 600 93,611 (6,463) 2.1
Inpex Corp. 20,300 158,063 13,555 (4.4)
Keyence Corp. 200 119,374 (12,948) 4.2
Kyushu Electric Power Co., Inc. 12,800 97,237 (3,000) 1.0

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
MISUMI Group, Inc. 2,900 123,392 (1,792) 0.6
Mitsubishi Electric Corp. 9,900 137,586 (3,873) 1.3
Mitsui OSK Lines Ltd. 2,300 154,347 (42,355) 13.8
Nintendo Co. Ltd. 200 95,577 (517) 0.2
Pola Orbis Holdings, Inc. 4,100 94,373 (2,593) 0.8
Shimamura Co. Ltd. 900 84,123 1,702 (0.6)
Shimano, Inc. 300 87,656 (8,024) 2.6
Shin-Etsu Chemical Co. Ltd. 500 84,384 (11,445) 3.7
Sony Group Corp. 1,100 122,121 478 (0.2)
Yakult Honsha Co. Ltd. 1,800 91,118 (3,324) 1.1
Yamada Holdings Co. Ltd. 23,200 97,430 (4,028) 1.3
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (4,700) (123,563) 4,835 (1.6)
ANA Holdings, Inc. (10,200) (265,174) (22,083) 7.2
Asahi Group Holdings Ltd. (1,900) (91,685) 3,052 (1.0)
Astellas Pharma, Inc. (7,100) (116,859) 3,652 (1.2)
Central Japan Railway Co. (1,100) (175,586) (16,727) 5.4
Concordia Financial Group Ltd. (22,400) (88,178) 3,619 (1.2)
Daiwa Securities Group, Inc. (18,600) (108,415) 5,453 (1.8)
Denso Corp. (2,700) (176,303) 13,929 (4.5)
East Japan Railway Co. (3,900) (275,625) (29,538) 9.6
Honda Motor Co. Ltd. (4,500) (138,347) 1,142 (0.4)
Japan Airlines Co. Ltd. (7,000) (166,647) (14,146) 4.6
Japan Tobacco, Inc. (4,200) (82,296) 172 (0.1)
KDDI Corp. (4,700) (154,739) 8,977 (2.9)
Mitsubishi Corp. (5,300) (166,433) 6,979 (2.3)
Mitsubishi UFJ Financial Group, Inc. (18,200) (107,586) (2,645) 0.9
MS&AD Insurance Group Holdings, Inc. (3,500) (117,064) 4,828 (1.6)
Nippon Telegraph & Telephone Corp. (5,400) (149,630) 9,817 (3.2)
Oriental Land Co. Ltd. (1,300) (210,309) (9,572) 3.1
ORIX Corp. (7,100) (132,852) 5,329 (1.7)
Rakuten Group, Inc. (8,500) (82,796) 2,905 (0.9)
Seven & i Holdings Co. Ltd. (3,300) (150,231) 3,726 (1.2)
SoftBank Corp. (12,100) (164,134) 9,781 (3.2)
SoftBank Group Corp. (1,400) (80,899) 2,923 (1.0)
Sompo Holdings, Inc. (1,900) (82,432) 5,359 (1.7)
Sumitomo Mitsui Financial Group, Inc. (3,900) (137,200) 1,928 (0.6)
Sumitomo Mitsui Trust Holdings, Inc. (3,000) (103,320) 878 (0.3)
Takeda Pharmaceutical Co. Ltd. (4,000) (131,931) 5,124 (1.7)
Tokio Marine Holdings, Inc. (3,400) (182,257) 2,563 (0.8)
Toyota Motor Corp. (24,500) (436,526) 8,685 (2.8)
West Japan Railway Co. (4,400) (221,175) (18,946) 6.2

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.95% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13 months
maturity
ranging from
10/19/2022
- 10/31/2022 $64,842,504 $(374,797) $(51,703) $(426,500)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Accenture plc 891 285,049 (12,343) 2.9
Adobe, Inc. 544 313,192 (35,906) 8.4
Align Technology, Inc. 330 219,592 (15,603) 3.7
Alphabet, Inc. 155 414,396 (19,325) 4.5
Amazon.com, Inc. 131 430,340 (18,039) 4.2
Anthem, Inc. 560 208,768 (2,863) 0.7
Apple, Inc. 3,038 429,877 (9,669) 2.3
Bank of America Corp. 4,629 196,501 7,801 (1.8)
Capital One Financial Corp. 1,840 298,025 6,029 (1.4)
Caterpillar, Inc. 1,012 194,274 (3,330) 0.8
Cisco Systems, Inc. 5,058 275,307 (9,797) 2.3
Deckers Outdoor Corp. 500 180,100 (32,001) 7.5
Deere & Co. 554 185,629 (5,798) 1.4
DocuSign, Inc. 802 206,459 (13,131) 3.1
Facebook, Inc. 1,264 428,989 (23,405) 5.5
Fidelity National Information Services, Inc. 1,503 182,885 (2,071) 0.5
Goldman Sachs Group, Inc. (The) 973 367,823 (8,568) 2.0
Intel Corp. 4,766 253,932 (1,830) 0.4
Johnson & Johnson 2,188 353,362 (6,005) 1.4
Johnson Controls International plc 3,150 214,452 (17,097) 4.0
Lennox International, Inc. 636 187,092 (7,738) 1.8
Microsoft Corp. 1,494 421,188 (22,878) 5.4
Morgan Stanley 2,295 223,326 (8,074) 1.9
NIKE, Inc. 1,199 174,131 (11,831) 2.8
PayPal Holdings, Inc. 699 181,887 (9,176) 2.2
Pfizer, Inc. 7,082 304,597 (7,390) 1.7
Target Corp. 1,407 321,879 (21,715) 5.1
Thermo Fisher Scientific, Inc. 731 417,642 (18,430) 4.3
United Parcel Service, Inc. 1,137 207,048 (7,923) 1.9
Walmart, Inc. 3,120 434,866 (14,319) 3.4

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
American Water Works Co., Inc. (1,359) (229,725) 12,494 (2.9)
Atmos Energy Corp. (2,045) (180,369) 1,585 (0.4)
Boeing Co. (The) (1,605) (353,004) (10,734) 2.5
Carnival Corp. (11,968) (299,320) (17,291) 4.1
Charter Communications, Inc. (435) (316,489) 14,472 (3.4)
Church & Dwight Co., Inc. (2,616) (216,003) 2,444 (0.6)
Cree, Inc. (2,770) (223,622) 10,980 (2.6)
Dexcom, Inc. (383) (209,447) 5,992 (1.4)
DISH Network Corp. (4,387) (190,659) (4,481) 1.1
General Mills, Inc. (3,128) (187,117) (2,663) 0.6
Hormel Foods Corp. (8,975) (367,975) 7,363 (1.7)
Kimberly-Clark Corp. (1,636) (216,672) 4,022 (0.9)
Live Nation Entertainment, Inc. (2,491) (227,005) (9,123) 2.1
Norwegian Cruise Line Holdings Ltd. (9,396) (250,967) (10,233) 2.4
Royal Caribbean Cruises Ltd. (3,573) (317,818) (18,707) 4.4
Sabre Corp. (23,473) (277,920) (11,187) 2.6
T-Mobile US, Inc. (1,831) (233,929) (1,180) 0.3
United Airlines Holdings, Inc. (3,783) (179,957) (9,274) 2.2
Walt Disney Co. (The) (1,424) (240,898) 14,144 (3.3)
Waste Management, Inc. (1,858) (277,511) 5,659 (1.3)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 126.1%
COMMON STOCKS - 54.0%
Australia - 1.2%
Afterpay Ltd. (2)* 212 18,418
Ampol Ltd. (2) 555 11,076
Aurizon Holdings Ltd. (2)(a) 75,327 203,943
BHP Group Ltd. (2)(a) 2,222 59,345
BHP Group plc (2)(a) 3,710 93,471
BlueScope Steel Ltd. (2) 14,930 216,330
carsales.com Ltd. (2) 603 10,824
Fortescue Metals Group Ltd. (2) 6,854 73,009
Harvey Norman Holdings Ltd. (2) 25,067 89,890
JB Hi-Fi Ltd. (2) 6,024 195,868
Mineral Resources Ltd. (2) 1,313 41,670
Newcrest Mining Ltd. (2) 4,148 68,764
Rio Tinto plc (2)(a) 4,813 315,501
Sonic Healthcare Ltd. (2) 442 12,773
South32 Ltd. (2) 51,107 126,824
Suncorp Group Ltd. (2) 2,939 26,134
WiseTech Global Ltd. (2) 208 7,888
Worley Ltd. (2) 7,219 50,786
1,622,514
—
Austria - 0.0% (b)
Mondi plc (2) 301 7,376
Belgium - 0.2%
Etablissements Franz Colruyt NV
(2) 858 43,768
Proximus SADP (2) 6,952 137,959
Telenet Group Holding NV (2) 1,291 49,293
231,020
—
Brazil - 0.2%
Yara International ASA (2) 4,927 244,065
Canada - 2.3%
Agnico Eagle Mines Ltd. 677 35,122
Atco Ltd., Class I 390 12,510
Bank of Nova Scotia (The) (a) 489 30,098
Barrick Gold Corp. (a) 5,936 107,182
CAE, Inc. * 475 14,191
Canadian National Railway Co. (a) 534 61,883
Canadian Natural Resources Ltd. 444 16,234
Canadian Tire Corp. Ltd., Class A 2,093 292,881
CGI, Inc. * 1,772 150,521
Enbridge, Inc. (a) 1,773 70,634
Fairfax Financial Holdings Ltd. 52 20,992
Gildan Activewear, Inc. 353 12,898
Imperial Oil Ltd. 3,575 112,985
Intact Financial Corp. 85 11,239
Kinross Gold Corp. 47,100 252,494
Magna International, Inc. 2,657 199,957
Manulife Financial Corp. 17,290 332,805
Nutrien Ltd. (a) 186 12,073
Onex Corp. 5,862 414,404
Open Text Corp. 1,389 67,794
Ritchie Bros Auctioneers, Inc. 2,090 128,971
Shaw Communications, Inc., Class
B 964 28,023
Shopify, Inc., Class A * 45 61,081
INVESTMENTS SHARES VALUE ($)
Canada - 2.3% (continued)
Suncor Energy, Inc. 9,450 195,924
TC Energy Corp. 1,880 90,482
Teck Resources Ltd., Class B 1,160 28,876
Thomson Reuters Corp. (a) 602 66,564
Toromont Industries Ltd. 793 66,196
Toronto-Dominion Bank (The) (a) 555 36,741
Yamana Gold, Inc. 27,387 108,112
3,039,867
—
China - 0.2%
BOC Hong Kong Holdings Ltd. (2) 30,000 90,403
Chow Tai Fook Jewellery Group
Ltd. (2) 44,800 85,200
SITC International Holdings Co.
Ltd. (2) 15,000 53,376
228,979
—
Denmark - 0.4%
AP Moller - Maersk A/S, Class B
(2)(a) 121 327,558
Genmab A/S (2)* 24 10,486
H Lundbeck A/S (2) 375 10,190
Pandora A/S (2) 1,300 157,820
506,054
—
Finland - 0.3%
Huhtamaki OYJ (2) 1,629 73,255
Kone OYJ, Class B (2)(a) 496 34,843
Nokian Renkaat OYJ (2) 2,943 105,163
Orion OYJ, Class B (2) 1,396 55,269
UPM-Kymmene OYJ (2) 565 19,998
Valmet OYJ (2) 2,069 74,699
363,227
—
France - 1.5%
Atos SE (2) 2,060 109,431
BioMerieux (2) 103 11,720
BNP Paribas SA (2) 836 53,488
Bouygues SA (2) 1,573 65,071
Carrefour SA (2) 12,822 229,788
Casino Guichard Perrachon SA (2)* 422 11,342
Cie de Saint-Gobain (2)(a) 3,460 232,847
Cie Generale des Etablissements
Michelin SCA (2) 601 92,158
CNP Assurances (2) 3,184 50,254
Eiffage SA (2) 152 15,362
Electricite de France SA (2)(a) 3,631 45,628
Eutelsat Communications SA (2) 8,091 111,260
Ipsen SA (2) 1,024 97,577
La Francaise des Jeux SAEM (2)
(a)(c) 767 39,437
Orange SA (2) 11,455 123,884
Publicis Groupe SA (2) 1,899 127,571
Rexel SA (2)* 8,127 156,592
Rubis SCA (2) 2,075 71,843
Sanofi (2)(a) 836 80,477
SEB SA (2) 1,161 163,335
Societe BIC SA (2) 1,635 96,400

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 1.5% (continued)
Sodexo SA (2)*(a) 322 28,141
2,013,606
—
Germany - 1.4%
Aurubis AG (2) 2,971 223,116
Bayerische Motoren Werke AG (2) 2,109 200,311
Brenntag SE (2) 1,063 98,747
Covestro AG (2)(c) 1,478 100,727
Daimler AG (Registered) (2)(a) 1,024 90,349
Deutsche Bank AG (Registered)
(2)* 13,267 168,594
Deutsche Post AG (Registered) (2)
(a) 2,563 160,725
Freenet AG (2) 2,323 60,781
GEA Group AG (2) 1,640 74,898
HelloFresh SE (2)* 801 73,826
HOCHTIEF AG (2) 430 34,282
Knorr-Bremse AG (2) 135 14,444
LANXESS AG (2) 337 22,776
METRO AG (2) 8,552 110,957
ProSiebenSat.1 Media SE (2) 2,989 54,610
Rheinmetall AG (2) 728 71,110
SAP SE (2) 305 41,245
Siemens AG (Registered) (2) 155 25,350
Telefonica Deutschland Holding
AG (2) 5,384 15,329
Uniper SE (2) 1,819 75,724
Volkswagen AG (Preference) (2)(a) 492 109,668
1,827,569
—
Hong Kong - 0.2%
CK Asset Holdings Ltd. (2) 1,915 11,049
CLP Holdings Ltd. (2) 2,500 24,071
Hong Kong Exchanges & Clearing
Ltd. (2)(a) 800 49,160
Swire Pacific Ltd., Class A (2) 10,500 62,129
WH Group Ltd. (2)(c) 74,500 53,048
Xinyi Glass Holdings Ltd. (2) 28,000 83,526
282,983
—
Italy - 0.5%
Banca Generali SpA (2)* 406 17,744
Banco BPM SpA (2) 4,155 13,000
Buzzi Unicem SpA (2) 6,897 156,661
Poste Italiane SpA (2)(c) 687 9,434
Prysmian SpA (2) 445 15,543
Telecom Italia SpA (2) 279,373 109,238
UniCredit SpA (2) 10,752 142,289
Unipol Gruppo SpA (2) 26,069 151,507
615,416
—
Japan - 3.2%
Aisin Corp. (2) 600 21,742
Alfresa Holdings Corp. (2) 1,500 22,408
Amada Co. Ltd. (2) 1,100 11,347
Brother Industries Ltd. (2) 3,500 77,018
COMSYS Holdings Corp. (2) 400 10,552
DeNA Co. Ltd. (2) 4,100 76,050
Disco Corp. (2) 300 84,026
INVESTMENTS SHARES VALUE ($)
Japan - 3.2% (continued)
Electric Power Development Co.
Ltd. (2) 400 5,735
ENEOS Holdings, Inc. (2) 9,100 36,967
Food & Life Cos. Ltd. (2)(a) 1,300 59,778
Haseko Corp. (2) 2,200 29,374
Hirose Electric Co. Ltd. (2) 200 33,237
Hitachi Transport System Ltd. (2)(a) 1,300 57,749
Honda Motor Co. Ltd. (2) 3,600 110,678
Hoya Corp. (2) 200 31,204
Iida Group Holdings Co. Ltd. (2) 2,500 64,304
Japan Post Insurance Co. Ltd. (2) 2,200 39,904
Kajima Corp. (2) 12,800 164,027
Kamigumi Co. Ltd. (2) 8,700 182,330
Kaneka Corp. (2) 200 8,354
Kinden Corp. (2) 2,700 45,526
Mabuchi Motor Co. Ltd. (2) 2,200 76,297
Marubeni Corp. (2) 7,100 58,740
McDonald's Holdings Co. Japan
Ltd. (2)(a) 200 9,436
Mebuki Financial Group, Inc. (2) 37,300 81,720
Mitsubishi Electric Corp. (2)(a) 2,400 33,354
Mitsubishi Gas Chemical Co., Inc.
(2) 2,400 47,327
Mitsubishi Materials Corp. (2) 600 11,670
Mitsui Chemicals, Inc. (2) 1,000 33,409
Mizuho Financial Group, Inc. (2) 6,800 96,201
Nabtesco Corp. (2) 1,100 41,591
NGK Spark Plug Co. Ltd. (2) 4,500 70,015
Nihon Unisys Ltd. (2) 1,300 33,667
Nintendo Co. Ltd. (2) 500 238,940
Nippo Corp. (2) 1,300 46,588
Nippon Telegraph & Telephone
Corp. (2) 2,400 66,502
Nippon Yusen KK (2)(a) 100 7,493
Nitto Denko Corp. (2) 600 42,712
Nomura Holdings, Inc. (2) 10,100 49,792
NS Solutions Corp. (2) 900 30,536
Obayashi Corp. (2) 20,000 164,855
Ono Pharmaceutical Co. Ltd. (2) 1,000 22,804
Panasonic Corp. (2) 1,000 12,395
Renesas Electronics Corp. (2)* 3,100 38,153
Resona Holdings, Inc. (2) 19,100 76,400
Rohm Co. Ltd. (2) 200 18,861
Rohto Pharmaceutical Co. Ltd. (2) 1,800 55,206
Sankyu, Inc. (2)(a) 1,700 78,185
SCREEN Holdings Co. Ltd. (2) 1,700 145,620
Seino Holdings Co. Ltd. (2) 900 10,903
Sekisui House Ltd. (2) 600 12,565
Shimamura Co. Ltd. (2) 1,300 121,512
Shimizu Corp. (2) 15,000 112,280
Sojitz Corp. (2) 10,880 177,695
Sony Group Corp. (2)(a) 1,400 155,426
Subaru Corp. (2) 6,200 114,574
Sumitomo Rubber Industries Ltd.
(2) 1,900 24,107
Suzuken Co. Ltd. (2) 700 20,478
Taiheiyo Cement Corp. (2) 6,700 138,426
Taisei Corp. (2) 4,900 157,005
Teijin Ltd. (2) 1,000 14,214

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 3.2% (continued)
Tokyo Electric Power Co. Holdings,
Inc. (2)* 6,400 18,223
Tosoh Corp. (2) 500 9,061
Toyoda Gosei Co. Ltd. (2) 500 10,001
Toyota Boshoku Corp. (2) 3,300 58,377
Yamada Holdings Co. Ltd. (2) 18,200 76,432
Yamato Holdings Co. Ltd. (2)(a) 1,900 48,090
Yokohama Rubber Co. Ltd. (The)
(2) 4,400 78,966
4,219,114
—
Luxembourg - 0.0% (b)
Eurofins Scientific SE (2) 110 14,123
SES SA, Receipts (2) 5,436 48,468
62,591
—
Netherlands - 1.3%
Adyen NV (2)*(c) 18 50,317
ASML Holding NV (2) 666 497,541
ASR Nederland NV (2) 1,207 55,215
ING Groep NV (2) 5,135 74,655
Koninklijke Ahold Delhaize NV (2) 13,782 458,915
Koninklijke KPN NV (2) 8,880 27,943
Koninklijke Philips NV (2) 252 11,196
NN Group NV (2) 1,712 89,678
Royal Dutch Shell plc, Class A (2)
(a) 8,242 183,295
Royal Dutch Shell plc, Class B (2)
(a) 2,989 66,226
Signify NV (2)(c) 2,952 147,767
1,662,748
—
Russia - 0.2%
Evraz plc (2) 32,271 256,038
Singapore - 0.0% (b)
Genting Singapore Ltd. (2) 14,700 7,751
South Africa - 0.1%
Anglo American plc (2) 2,656 93,089
Spain - 0.5%
Acerinox SA (2) 4,069 52,153
CaixaBank SA (2) 8,162 25,311
Enagas SA (2) 6,935 154,123
Endesa SA (2) 4,121 83,110
Fluidra SA (2) 2,397 95,024
Mapfre SA (2) 55,046 119,970
Repsol SA (2) 9,388 122,547
Telefonica SA (2) 8,755 41,084
693,322
—
Sweden - 1.2%
Autoliv, Inc. 1,437 123,180
Boliden AB (2)* 300 9,606
Electrolux AB, Series B (2) 8,761 202,412
Getinge AB, Class B (2) 9,055 361,003
H & M Hennes & Mauritz AB, Class
B (2)*(a) 587 11,882
Husqvarna AB, Class B (2) 12,288 146,793
Saab AB, Class B (2) 1,924 54,468
Securitas AB, Class B (2)(a) 1,783 28,221
INVESTMENTS SHARES VALUE ($)
Sweden - 1.2% (continued)
Skanska AB, Class B (2) 652 16,357
Svenska Handelsbanken AB, Class
A (2) 25,945 290,569
Swedbank AB, Class A (2) 3,239 65,313
Swedish Orphan Biovitrum AB (2)* 5,439 146,694
Telefonaktiebolaget LM Ericsson,
Class B (2) 8,310 93,794
Trelleborg AB, Class B (2) 762 16,177
1,566,469
—
Switzerland - 1.2%
Adecco Group AG (Registered) (2)
(a) 1,480 74,156
BKW AG (2) 497 53,656
DKSH Holding AG (2) 839 65,626
dormakaba Holding AG (2) 20 14,510
Galenica AG (2)(c) 1,397 98,553
Holcim Ltd. (2)*(a) 5,682 273,787
Novartis AG (Registered) (2)(a) 3,733 306,103
OC Oerlikon Corp. AG (Registered)
(2) 1,201 13,087
Roche Holding AG (2)(a) 872 318,253
STMicroelectronics NV (2) 843 36,807
Swatch Group AG (The) (2) 154 40,176
Swiss Life Holding AG (Registered)
(2) 108 54,418
UBS Group AG (Registered) (2) 10,543 168,283
1,517,415
—
United Kingdom - 2.5%
Abrdn plc (2) 9,167 31,351
ASOS plc (2)* 1,572 63,586
Aviva plc (2) 60,068 318,353
BAE Systems plc (2) 17,206 130,319
Barclays plc (2) 42,649 108,370
BP plc (2)(a) 56,218 256,065
Bunzl plc (2) 2,009 66,286
CK Hutchison Holdings Ltd. (2)(a) 57,500 383,589
CNH Industrial NV (2) 722 12,136
DCC plc (2) 2,233 186,156
Dunelm Group plc (2) 2,007 38,454
Entain plc (2)*(a) 3,066 87,570
GlaxoSmithKline plc (2)(a) 1,813 34,217
IMI plc (2) 973 21,763
Inchcape plc (2) 12,432 135,850
JD Sports Fashion plc (2) 3,445 48,414
Kingfisher plc (2) 44,641 201,504
M&G plc (2) 63,012 172,162
Man Group plc (2) 30,187 83,097
Marks & Spencer Group plc (2)* 19,269 47,298
Moneysupermarket.com Group plc
(2) 10,490 30,106
Royal Mail plc (2)(a) 50,136 283,535
Sage Group plc (The) (2) 15,194 144,672
Standard Chartered plc (2) 1,906 11,142
Tate & Lyle plc (2) 27,463 255,991
Vodafone Group plc (2) 72,216 109,891
3,261,877
—

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.4%
3M Co. (a) 928 162,790
A O Smith Corp. 1,222 74,628
Abbott Laboratories (a) 2,370 279,968
AbbVie, Inc. (a) 1,188 128,150
ABIOMED, Inc. * 47 15,299
Accenture plc, Class A (a) 546 174,676
ACI Worldwide, Inc. * 1,966 60,415
Activision Blizzard, Inc. 2,752 212,977
Acuity Brands, Inc. 179 31,033
Adobe, Inc. *(a) 535 308,010
Adtalem Global Education, Inc. *(a) 1,277 48,283
Advanced Micro Devices, Inc. * 1,552 159,701
AECOM * 301 19,008
AES Corp. (The) (a) 1,829 41,756
AGCO Corp. 1,869 229,009
Alaska Air Group, Inc. *(a) 499 29,241
Align Technology, Inc. * 93 61,885
Alleghany Corp. * 38 23,728
Allegion plc 558 73,756
Alliance Data Systems Corp. 67 6,760
Allison Transmission Holdings, Inc. 1,994 70,428
Allstate Corp. (The) (a) 1,936 246,472
Ally Financial, Inc. 3,078 157,132
Alphabet, Inc., Class A *(a) 233 622,929
Alphabet, Inc., Class C *(a) 289 770,274
Altria Group, Inc. (a) 1,267 57,674
Amazon.com, Inc. *(a) 501 1,645,804
Amdocs Ltd. 2,111 159,824
Amedisys, Inc. * 88 13,121
American Tower Corp., REIT (d) 324 85,993
AmerisourceBergen Corp. 1,631 194,823
Amkor Technology, Inc. 3,602 89,870
Anaplan, Inc. * 268 16,319
Anthem, Inc. (a) 669 249,403
APA Corp. 637 13,651
Apple, Inc. (a) 18,702 2,646,332
Applied Materials, Inc. 1,755 225,921
Arch Capital Group Ltd. * 1,142 43,602
Arista Networks, Inc. * 45 15,464
Arrow Electronics, Inc. * 2,120 238,055
Associated Banc-Corp. 6,198 132,761
AT&T, Inc. (a) 9,014 243,468
Autodesk, Inc. * 780 222,433
Automatic Data Processing, Inc. (a) 42 8,397
AutoNation, Inc. * 1,822 221,847
AutoZone, Inc. *(a) 80 135,839
Avnet, Inc. 2,725 100,743
Axalta Coating Systems Ltd. * 476 13,894
Axis Capital Holdings Ltd. 524 24,125
Axon Enterprise, Inc. * 48 8,401
Bank of America Corp. 3,951 167,720
Bank of New York Mellon Corp.
(The) 3,662 189,838
Bath & Body Works, Inc. 1,141 71,917
Bausch Health Cos., Inc. * 657 18,321
Baxter International, Inc. 956 76,891
Becton Dickinson and Co. 442 108,652
Berkshire Hathaway, Inc., Class B
*(a) 1,355 369,834
Berry Global Group, Inc. * 1,013 61,671
INVESTMENTS SHARES VALUE ($)
United States - 35.4% (continued)
Best Buy Co., Inc. 1,222 129,178
Biogen, Inc. * 231 65,371
Bio-Rad Laboratories, Inc., Class
A * 16 11,935
BOK Financial Corp. 960 85,968
Booking Holdings, Inc. *(a) 46 109,198
Booz Allen Hamilton Holding Corp.
(a) 798 63,321
Boston Scientific Corp. * 1,454 63,089
Boyd Gaming Corp. *(a) 3,038 192,184
Bristol-Myers Squibb Co. (a) 3,015 178,398
Broadcom, Inc. (a) 445 215,794
Brunswick Corp. 1,612 153,575
CACI International, Inc., Class A
*(a) 365 95,667
Cadence Design Systems, Inc. * 354 53,610
Capital One Financial Corp. 1,815 293,976
Cardinal Health, Inc. 2,251 111,334
Carter's, Inc. 116 11,280
Cathay General Bancorp 1,416 58,608
Cboe Global Markets, Inc. 385 47,686
CDW Corp. 345 62,797
Celanese Corp. 165 24,856
Change Healthcare, Inc. * 326 6,826
Cheniere Energy, Inc. * 177 17,288
Chevron Corp. (a) 1,825 185,146
Chubb Ltd. (a) 795 137,917
Cigna Corp. 791 158,327
Cirrus Logic, Inc. * 1,759 144,854
Cisco Systems, Inc. 8,527 464,125
Citigroup, Inc. 1,026 72,005
Citizens Financial Group, Inc. (d) 2,058 96,685
Clean Harbors, Inc. *(a) 197 20,462
CMC Materials, Inc. 86 10,598
CNA Financial Corp. 269 11,287
Coca-Cola Co. (The) (a) 4,057 212,871
Cognizant Technology Solutions
Corp., Class A 1,415 105,007
Columbia Sportswear Co. 1,419 135,997
Comcast Corp., Class A (a) 177 9,900
Comerica, Inc. 283 22,782
CommVault Systems, Inc. * 411 30,952
Constellation Brands, Inc., Class A 363 76,480
Corning, Inc. 308 11,239
Corteva, Inc. (a) 475 19,988
Costco Wholesale Corp. (a) 115 51,675
Cracker Barrel Old Country Store,
Inc. (a) 322 45,028
Crane Co. 75 7,111
Crocs, Inc. * 88 12,626
Crown Castle International Corp.,
REIT 311 53,903
Cummins, Inc. (a) 435 97,684
Curtiss-Wright Corp. 258 32,554
CVS Health Corp. (a) 1,578 133,909
Danaher Corp. (a) 204 62,106
Darling Ingredients, Inc. * 1,174 84,411
Deckers Outdoor Corp. * 505 181,901
Deere & Co. (a) 381 127,662
Dell Technologies, Inc., Class C * 1,300 135,252

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.4% (continued)
Dick's Sporting Goods, Inc. 55 6,587
Digital Realty Trust, Inc., REIT 191 27,590
Discover Financial Services 173 21,253
DocuSign, Inc. * 476 122,537
Dollar Tree, Inc. * 1,496 143,197
Dominion Energy, Inc. (a) 658 48,047
Donaldson Co., Inc. 1,945 111,662
Dow, Inc. 720 41,443
Dropbox, Inc., Class A * 700 20,454
Duke Energy Corp. (a) 602 58,749
DuPont de Nemours, Inc. (a) 2,055 139,719
Dycom Industries, Inc. * 1,673 119,185
Dynatrace, Inc. * 79 5,607
Eaton Corp. plc (a) 396 59,127
Electronic Arts, Inc. 425 60,456
Eli Lilly & Co. 274 63,308
EMCOR Group, Inc. 294 33,922
Emergent BioSolutions, Inc. * 135 6,759
Emerson Electric Co. (a) 320 30,144
EOG Resources, Inc. 3,618 290,417
Equinix, Inc., REIT 61 48,198
Evercore, Inc., Class A 409 54,671
Everest Re Group Ltd. 128 32,100
Exxon Mobil Corp. (a) 4,878 286,924
Facebook, Inc., Class A *(a) 3,686 1,250,991
FactSet Research Systems, Inc. 63 24,871
Fair Isaac Corp. * 14 5,571
FedEx Corp. (a) 316 69,296
Fidelity National Financial, Inc. 1,533 69,506
Fidelity National Information
Services, Inc. (a) 1,194 145,286
First American Financial Corp. 2,993 200,681
Flowserve Corp. 327 11,337
FMC Corp. 128 11,720
FNB Corp. 4,104 47,688
Foot Locker, Inc. 2,974 135,793
Ford Motor Co. * 6,594 93,371
Freeport-McMoRan, Inc. 1,319 42,907
Fulton Financial Corp. 10,575 161,586
Gap, Inc. (The) 679 15,413
Garmin Ltd. 146 22,697
Gartner, Inc. * 398 120,944
Generac Holdings, Inc. * 208 85,003
General Dynamics Corp. (a) 34 6,665
General Electric Co. (a) 468 48,218
General Motors Co. *(a) 3,554 187,331
Gentex Corp. 1,336 44,061
Genuine Parts Co. 994 120,503
Glacier Bancorp, Inc. 626 34,649
Global Payments, Inc. 1,542 242,988
Goldman Sachs Group, Inc. (The)
(a) 1,156 437,003
Goodyear Tire & Rubber Co. (The)
* 1,884 33,347
Graham Holdings Co., Class B (a) 121 71,288
Grand Canyon Education, Inc. *(a) 202 17,768
Graphic Packaging Holding Co. 736 14,013
Greif, Inc., Class A 398 25,711
H&R Block, Inc. (a) 771 19,275
INVESTMENTS SHARES VALUE ($)
United States - 35.4% (continued)
Hartford Financial Services Group,
Inc. (The) 500 35,125
Healthcare Services Group, Inc. 2,982 74,520
Henry Schein, Inc. * 129 9,825
HollyFrontier Corp. 3,300 109,329
Hologic, Inc. * 3,222 237,816
Home Depot, Inc. (The) (a) 237 77,798
Howmet Aerospace, Inc. 324 10,109
HP, Inc. 3,262 89,248
HubSpot, Inc. * 21 14,198
Huntington Ingalls Industries, Inc. 429 82,823
Huntsman Corp. 1,549 45,835
ICU Medical, Inc. * 87 20,304
IDEXX Laboratories, Inc. * 43 26,742
Illumina, Inc. * 44 17,847
Incyte Corp. * 638 43,882
Intel Corp. 9,731 518,467
Intercontinental Exchange, Inc. 464 53,276
International Bancshares Corp. 2,444 101,768
International Business Machines
Corp. (a) 1,580 219,509
Intuit, Inc. (a) 358 193,145
Intuitive Surgical, Inc. *(a) 18 17,895
IQVIA Holdings, Inc. * 322 77,132
Jabil, Inc. 1,164 67,943
Jack in the Box, Inc. (a) 649 63,167
Janus Henderson Group plc 2,392 98,861
Jefferies Financial Group, Inc. 831 30,855
Johnson & Johnson (a) 2,572 415,378
Johnson Controls International plc
(a) 1,202 81,832
JPMorgan Chase & Co. (a) 2,717 444,746
Kemper Corp. 787 52,564
Kinder Morgan, Inc. 3,438 57,518
KLA Corp. 373 124,772
Knight-Swift Transportation
Holdings, Inc. (a) 2,212 113,144
Kohl's Corp. 2,721 128,132
L3Harris Technologies, Inc. (a) 218 48,012
Laboratory Corp. of America
Holdings * 208 58,540
Lam Research Corp. 279 158,793
Las Vegas Sands Corp. *(a) 173 6,332
Lear Corp. 74 11,580
Lennar Corp., Class A 899 84,218
Lennox International, Inc. 237 69,718
Lithia Motors, Inc. 450 142,668
LiveRamp Holdings, Inc. * 539 25,457
Lockheed Martin Corp. (a) 703 242,605
Louisiana-Pacific Corp. 1,483 91,012
Lowe's Cos., Inc. (a) 959 194,543
Lumen Technologies, Inc. 907 11,238
M&T Bank Corp. 141 21,057
Manhattan Associates, Inc. * 80 12,242
ManpowerGroup, Inc. 912 98,751
Marathon Oil Corp. 3,675 50,237
Markel Corp. * 227 271,295
Masco Corp. 326 18,109
Mastercard, Inc., Class A (a) 650 225,992
Maximus, Inc. 519 43,181

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.4% (continued)
McDonald's Corp. (a) 703 169,500
McKesson Corp. 732 145,946
Medpace Holdings, Inc. * 185 35,017
Medtronic plc (a) 1,490 186,772
Merck & Co., Inc. (a) 4,551 341,826
Mercury Systems, Inc. * 2,873 136,238
MetLife, Inc. 206 12,716
Microchip Technology, Inc. 406 62,317
Micron Technology, Inc. 1,417 100,579
Microsoft Corp. (a) 7,075 1,994,583
MKS Instruments, Inc. 147 22,184
Moderna, Inc. * 496 190,891
Mohawk Industries, Inc. * 582 103,247
Mondelez International, Inc., Class
A (a) 746 43,402
Morgan Stanley (a) 469 45,638
Mosaic Co. (The) 5,707 203,854
MSC Industrial Direct Co., Inc.,
Class A 98 7,859
Murphy USA, Inc. 112 18,733
Netflix, Inc. *(a) 329 200,802
NetScout Systems, Inc. * 1,564 42,150
Newell Brands, Inc. 2,429 53,778
NewMarket Corp. 319 108,068
Newmont Corp. (a) 507 27,530
Nexstar Media Group, Inc., Class A 287 43,613
NextEra Energy, Inc. (a) 400 31,408
NIKE, Inc., Class B (a) 811 117,782
Nordson Corp. 454 108,120
Northrop Grumman Corp. (a) 496 178,634
NRG Energy, Inc. (a) 1,385 56,550
Nu Skin Enterprises, Inc., Class A 1,554 62,890
nVent Electric plc 2,429 78,530
NVIDIA Corp. 1,580 327,313
NVR, Inc. * 8 38,353
OGE Energy Corp. 1,050 34,608
Old Republic International Corp. 1,667 38,558
Olin Corp. 307 14,813
Omnicom Group, Inc. 1,630 118,110
ON Semiconductor Corp. * 1,475 67,511
OneMain Holdings, Inc. 2,073 114,699
Oracle Corp. (a) 3,027 263,743
O'Reilly Automotive, Inc. *(a) 140 85,548
Organon & Co. 5,517 180,902
Oshkosh Corp. 1,373 140,554
Owens Corning 1,244 106,362
PACCAR, Inc. (a) 1,441 113,724
PacWest Bancorp 1,369 62,043
PayPal Holdings, Inc. *(a) 1,079 280,767
Penske Automotive Group, Inc. 1,338 134,603
People's United Financial, Inc. 2,475 43,238
PepsiCo, Inc. (a) 823 123,787
Pfizer, Inc. (a) 4,471 192,298
Philip Morris International, Inc. (a) 832 78,865
Pinterest, Inc., Class A * 654 33,321
Polaris, Inc. 178 21,299
Popular, Inc. 2,498 194,020
Procter & Gamble Co. (The) (a) 2,128 297,494
Prologis, Inc., REIT 514 64,471
Prosperity Bancshares, Inc. 2,706 192,478
INVESTMENTS SHARES VALUE ($)
United States - 35.4% (continued)
Prudential Financial, Inc. 143 15,044
Public Storage, REIT 111 32,978
PulteGroup, Inc. 4,802 220,508
Qorvo, Inc. * 455 76,071
QUALCOMM, Inc. (a) 2,117 273,051
Qurate Retail, Inc., Series A 6,936 70,678
Regal Beloit Corp. 563 84,641
Regeneron Pharmaceuticals, Inc. * 77 46,599
Reliance Steel & Aluminum Co. 843 120,060
Republic Services, Inc. (a) 182 21,851
Roku, Inc. * 325 101,839
Ross Stores, Inc. (a) 723 78,699
Ryder System, Inc. (a) 1,272 105,207
Sage Therapeutics, Inc. * 1,924 85,252
salesforce.com, Inc. *(a) 551 149,442
Sanderson Farms, Inc. 67 12,609
Schlumberger NV 536 15,887
Schneider National, Inc., Class B
(a) 8,520 193,745
Science Applications International
Corp. (a) 566 48,427
Sealed Air Corp. 199 10,903
SEI Investments Co. (d) 659 39,079
Sensata Technologies Holding plc * 1,575 86,184
Sensient Technologies Corp. 428 38,982
ServiceNow, Inc. * 255 158,679
Silgan Holdings, Inc. 1,112 42,656
Simon Property Group, Inc., REIT 376 48,869
Simpson Manufacturing Co., Inc. 572 61,187
Skyworks Solutions, Inc. 535 88,157
SLM Corp. 8,200 144,320
Snap, Inc., Class A * 600 44,322
Snap-on, Inc. 216 45,133
SolarWinds Corp. 1,397 23,372
SS&C Technologies Holdings, Inc. 3,263 226,452
Stanley Black & Decker, Inc. (a) 322 56,450
Starbucks Corp. (a) 556 61,332
State Street Corp. 853 72,266
Steel Dynamics, Inc. 916 53,568
Stellantis NV (2) 8,568 163,059
Stifel Financial Corp. 193 13,116
Synchrony Financial 200 9,776
Syneos Health, Inc. * 925 80,919
SYNNEX Corp. 1,112 115,759
Synopsys, Inc. * 286 85,631
Take-Two Interactive Software,
Inc. * 89 13,712
Tapestry, Inc. 3,626 134,235
Targa Resources Corp. 1,259 61,955
Target Corp. (a) 1,482 339,037
Taylor Morrison Home Corp. * 1,856 47,848
TEGNA, Inc. 4,281 84,421
Tempur Sealy International, Inc. 209 9,700
Terex Corp. 1,752 73,759
Tesla, Inc. *(a) 786 609,526
Texas Capital Bancshares, Inc. * 983 59,000
Texas Instruments, Inc. (a) 708 136,085
Texas Roadhouse, Inc. (a) 896 81,832
Thermo Fisher Scientific, Inc. 740 422,784
TJX Cos., Inc. (The) (a) 1,015 66,970

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.4% (continued)
Toro Co. (The) 184 17,923
TransUnion (a) 322 36,164
Travel + Leisure Co. (a) 498 27,156
Tri Pointe Homes, Inc. * 8,599 180,751
Truist Financial Corp. 928 54,427
Twitter, Inc. * 1,333 80,500
Tyson Foods, Inc., Class A 1,911 150,854
UMB Financial Corp. 1,948 188,391
Umpqua Holdings Corp. 7,020 142,155
United Parcel Service, Inc., Class
B (a) 489 89,047
United Rentals, Inc. * 134 47,025
United States Steel Corp. 4,550 99,964
United Therapeutics Corp. * 76 14,028
Univar Solutions, Inc. * 4,048 96,423
Universal Display Corp. 224 38,295
Unum Group 2,157 54,054
Urban Outfitters, Inc. * 2,722 80,816
US Bancorp (a) 1,090 64,790
VeriSign, Inc. * 603 123,621
Verizon Communications, Inc. (a) 773 41,750
Vertex Pharmaceuticals, Inc. * 1,404 254,672
Virtu Financial, Inc., Class A 5,877 143,575
Vishay Intertechnology, Inc. 4,803 96,492
Vistra Corp. 637 10,893
W R Berkley Corp. 774 56,641
Walgreens Boots Alliance, Inc. 798 37,546
Walmart, Inc. (a) 5,228 728,678
Washington Federal, Inc. 877 30,090
Waters Corp. * 101 36,087
Wells Fargo & Co. 5,218 242,167
Wendy's Co. (The) (a) 2,431 52,704
Werner Enterprises, Inc. (a) 636 28,156
Western Digital Corp. * 313 17,666
Western Union Co. (The) (d) 1,692 34,212
Westlake Chemical Corp. 1,439 131,150
Westrock Co. 966 48,136
Whirlpool Corp. 253 51,577
White Mountains Insurance Group
Ltd. 40 42,784
Williams-Sonoma, Inc. 172 30,501
World Fuel Services Corp. 1,408 47,337
WW Grainger, Inc. 49 19,260
Xerox Holdings Corp. 3,405 68,679
Xilinx, Inc. 243 36,691
XPO Logistics, Inc. *(a) 1,242 98,838
YETI Holdings, Inc. * 123 10,540
Zebra Technologies Corp., Class
A * 141 72,674
Zimmer Biomet Holdings, Inc. 78 11,416
Zions Bancorp NA 1,040 64,366
Zoetis, Inc. (a) 57 11,066
46,276,911
—
TOTAL COMMON STOCKS
(Cost $58,987,965) 70,600,001
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.0% (b)
United States - 0.0% (b)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $16,834) 302 32,661
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 12.3%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(e)(f)(g) EUR 2,498,000 3,861,032
French Republic
0.10%, 3/1/2026 (2)(e)(f)(g) 300,000 391,737
1.85%, 7/25/2027 (2)(e)(f)(g) 700,000 1,154,765
0.10%, 3/1/2028 (2)(e)(f)(g) 1,300,000 1,775,503
0.10%, 3/1/2029 (2)(e)(f)(g) 800,000 1,100,055
0.70%, 7/25/2030 (2)(e)(f)(g) 2,100,000 3,219,460
0.10%, 7/25/2031 (2)(e)(f)(g) 400,000 559,088
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2026 (2)(e)(f)(g) GBP 100,000 185,948
1.25%, 11/22/2027 (2)(e)(f)(g) 100,000 276,283
0.13%, 8/10/2028 (2)(e)(f)(g) 400,000 734,115
0.13%, 3/22/2029 (2)(e)(f)(g) 400,000 872,206
0.13%, 8/10/2031 (2)(e)(f)(g) 100,000 186,297
1.25%, 11/22/2032 (2)(e)(f)(g) 600,000 1,727,266
Cost: $15,868,010 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $15,868,010) 16,043,755
U.S. TREASURY OBLIGATIONS - 16.6%
U.S. Treasury Inflation Linked Notes
0.25%, 7/15/2029 (2) $ 4,000,000 4,749,229
0.13%, 1/15/2030 (2) 4,400,000 5,128,976
0.13%, 7/15/2030 (2) 4,900,000 5,753,621
0.13%, 1/15/2031 (2)(e) 5,200,000 5,984,946
Cost: $21,128,963 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,128,963) 21,616,772
SHORT-TERM INVESTMENTS - 43.2%
REPURCHASE AGREEMENTS - 1.8%
BNPP, (0.68)%, dated
9/14/2021, due 10/20/2021,
repurchase price EUR
144,230, collateralized by
French Republic, 1.85%, due
7/25/2027 (2) EUR 144,328 167,182
BNPP, (0.66)%, dated
9/13/2021, due 10/20/2021,
repurchase price EUR
433,467, collateralized by
French Republic, 1.85%, due
7/25/2027 (2) 433,761 502,448
BNY, (0.04)%, dated
9/29/2021, due 10/14/2021,
repurchase price $114,998,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2031
(2) $ 115,000 115,000

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
REPURCHASE AGREEMENTS - 1.8% (continued)
BNY, (0.04)%, dated
9/27/2021, due 10/14/2021,
repurchase price $230,496,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2031
(2) $ 230,500 230,500
BNY, 0.00%, dated 9/22/2021,
due 10/14/2021, repurchase
price $453,000, collateralized
by U.S. Treasury Inflation
Linked Notes, 0.13%, due
7/15/2031 (2) 453,000 453,000
BNY, 0.03%, dated 9/21/2021,
due 10/14/2021, repurchase
price $226,754, collateralized
by U.S. Treasury Inflation
Linked Notes, 0.13%, due
7/15/2031 (2) 226,750 226,750
BNY, (0.04)%, dated
9/24/2021, due 10/14/2021,
repurchase price $230,245,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2031
(2) 230,250 230,250
MPFS, (0.02)%, dated
9/30/2021, due 10/20/2021,
repurchase price GBP
138,482, collateralized by
United Kingdom Gilt Inflation
Linked, 0.13%, due 3/22/2026
(2) GBP 138,484 186,593
MPFS, 0.12%, dated
9/27/2021, due 10/20/2021,
repurchase price GBP
206,905, collateralized
by United Kingdom Gilt
Inflation Linked, 1.25%, due
11/22/2027 (2) 206,889 278,762
TOTAL REPURCHASE AGREEMENTS
(Cost $2,408,185) 2,390,485
SHARES
INVESTMENT COMPANIES - 22.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (h)(i) 1,585,017 1,585,017
Limited Purpose Cash Investment
Fund, 0.01% (h) 27,505,345 27,494,299
UBS Select Treasury Preferred
Fund, 0.01% (h) 25,370 25,370
TOTAL INVESTMENT COMPANIES
(Cost $29,104,686) 29,104,686
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 19.1%
U.S. Treasury Bills
0.04%, 10/21/2021 (2)(j)(k) $ 2,582,000 2,581,887
0.04%, 10/28/2021 (2)(k) 428,000 427,979
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 19.1% (continued)
0.03%, 11/12/2021 (2)(k) $ 3,100,000 3,099,819
0.03%, 11/18/2021 (2)(k) 1,972,000 1,971,924
0.03%, 11/26/2021 (2)(j)(k) 451,000 450,974
0.04%, 12/9/2021 (2)(k) 3,428,000 3,427,814
0.04%, 12/16/2021 (2)(k) 1,028,000 1,027,922
0.06%, 12/30/2021 (2)(k) 298,000 297,970
0.05%, 1/6/2022 (2)(k) 729,000 728,931
0.05%, 1/13/2022 (2)(j)(k) 968,000 967,894
0.05%, 3/10/2022 (2)(k) 2,232,000 2,231,529
0.05%, 3/17/2022 (2)(k) 1,568,000 1,567,654
0.05%, 3/31/2022 (2)(k) 6,188,000 6,186,290
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,968,739) 24,968,587
TOTAL SHORT-TERM INVESTMENTS
(Cost $56,481,610) 56,463,758
TOTAL LONG POSITIONS
(Cost $152,483,382) 164,756,947
SHARES
SHORT POSITIONS - (12.7)%
COMMON STOCKS - (12.7)%
Australia - (0.4)%
Cochlear Ltd. (2) (281) (43,966)
Crown Resorts Ltd. (2)* (1,474) (10,090)
Domino's Pizza Enterprises Ltd. (2) (401) (45,866)
Evolution Mining Ltd. (2) (6,775) (17,131)
IDP Education Ltd. (2) (976) (23,632)
Magellan Financial Group Ltd. (2) (374) (9,388)
Northern Star Resources Ltd. (2) (23,571) (144,363)
Oil Search Ltd. (2) (5,256) (16,357)
OZ Minerals Ltd. (2) (3,965) (63,660)
Pilbara Minerals Ltd. (2)* (17,233) (24,834)
Sydney Airport (2)* (14,403) (84,586)
(483,873)
—
Austria - (0.1)%
ams AG (2)* (3,693) (66,985)
Belgium - (0.1)%
Elia Group SA/NV (2) (315) (37,643)
Galapagos NV (2)* (591) (31,007)
(68,650)
—
Brazil - (0.1)%
Wheaton Precious Metals Corp. (3,631) (136,686)
Canada - (1.0)%
Air Canada * (6,156) (112,418)
Algonquin Power & Utilities Corp. (2,133) (31,273)
Ballard Power Systems, Inc. * (16,818) (236,083)
Brookfield Asset Management, Inc.,
Class A (4,309) (230,894)
Canopy Growth Corp. * (5,563) (77,081)
Franco-Nevada Corp. (744) (96,657)
Inter Pipeline Ltd. (1,996) (31,439)
Keyera Corp. (6,600) (166,068)
Lightspeed Commerce, Inc. * (837) (80,766)
Pan American Silver Corp. (1,454) (33,853)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Canada - (1.0)% (continued)
Restaurant Brands International,
Inc. (2,701) (165,481)
(1,262,013)
—
China - 0.0% (b)
Prosus NV (2)* (349) (27,934)
Denmark - (0.2)%
Ambu A/S, Class B (2) (3,500) (103,501)
ISS A/S (2)* (1,778) (37,581)
Vestas Wind Systems A/S (2) (2,152) (86,315)
(227,397)
—
Faroe Islands - (0.1)%
Bakkafrost P/F (2) (980) (81,031)
France - (0.3)%
Accor SA (2)* (345) (12,302)
Adevinta ASA (2)* (1,331) (22,809)
Aeroports de Paris (2)* (622) (79,219)
Alstom SA (2) (5,572) (211,360)
Remy Cointreau SA (2) (42) (8,149)
Safran SA (2) (456) (57,675)
(391,514)
—
Germany - (0.4)%
CTS Eventim AG & Co. KGaA (2)* (1,778) (133,777)
Evotec SE (2)* (2,898) (137,414)
Fraport AG Frankfurt Airport
Services Worldwide (2)* (267) (18,486)
HUGO BOSS AG (2) (348) (20,845)
MTU Aero Engines AG (2) (141) (31,700)
Rational AG (2) (64) (60,120)
thyssenkrupp AG (2)* (6,599) (69,414)
(471,756)
—
Italy - (0.1)%
Leonardo SpA (2)* (4,318) (35,313)
Mediobanca Banca di Credito
Finanziario SpA (2)* (7,196) (86,575)
Nexi SpA (2)*(c) (2,223) (41,454)
Salvatore Ferragamo SpA (2)* (703) (14,338)
(177,680)
—
Japan - (0.7)%
ANA Holdings, Inc. (2)* (900) (23,398)
Central Japan Railway Co. (2) (600) (95,774)
East Japan Railway Co. (2) (900) (63,606)
Isetan Mitsukoshi Holdings Ltd. (2) (2,400) (18,038)
Japan Airport Terminal Co. Ltd. (2)* (300) (14,722)
Keikyu Corp. (2) (800) (9,967)
Keio Corp. (2) (1,000) (53,487)
Lasertec Corp. (2) (300) (68,297)
Mercari, Inc. (2)* (1,800) (99,464)
Mitsubishi Motors Corp. (2)* (3,400) (9,274)
Nippon Paint Holdings Co. Ltd. (2) (5,300) (57,718)
Odakyu Electric Railway Co. Ltd.
(2) (4,100) (94,895)
Park24 Co. Ltd. (2)* (1,100) (18,718)
Rakuten Group, Inc. (2) (8,400) (81,822)
Showa Denko KK (2) (2,100) (51,099)
INVESTMENTS SHARES VALUE ($)
Japan - (0.7)% (continued)
Toho Gas Co. Ltd. (2) (200) (8,699)
Tokyo Century Corp. (2) (100) (5,630)
West Japan Railway Co. (2) (2,500) (125,669)
(900,277)
—
Netherlands - (0.1)%
Argenx SE (2)* (441) (133,262)
OCI NV (2)* (2,034) (60,092)
(193,354)
—
Panama - 0.0% (b)
Copa Holdings SA, Class A * (481) (39,144)
Saudi Arabia - (0.1)%
Delivery Hero SE (2)*(c) (919) (117,223)
Spain - (0.2)%
ACS Actividades de Construccion y
Servicios SA (2) (1,737) (47,053)
Amadeus IT Group SA (2)* (2,932) (192,843)
(239,896)
—
Sweden - (0.3)%
Embracer Group AB (2)* (1,058) (10,188)
EQT AB (2) (2,952) (122,578)
Sinch AB (2)*(c) (10,852) (210,442)
(343,208)
—
Switzerland - (0.2)%
Bachem Holding AG (Registered),
Class B (2) (21) (16,048)
Dufry AG (Registered) (2)* (4,061) (228,132)
Idorsia Ltd. (2)* (3,310) (79,805)
(323,985)
—
United Kingdom - (0.9)%
BT Group plc (2)* (33,778) (72,414)
easyJet plc (2)* (5,902) (52,108)
Hiscox Ltd. (2) (5,699) (64,241)
Informa plc (2)* (5,413) (39,807)
Just Eat Takeaway.com NV (2)*(c) (420) (30,687)
Ocado Group plc (2)* (11,278) (252,039)
Prudential plc (2) (6,531) (126,737)
Rolls-Royce Holdings plc (2)* (171,588) (320,478)
St James's Place plc (2) (5,467) (110,282)
Tesco plc (2) (1,677) (5,711)
WH Smith plc (2)* (2,299) (52,794)
Wm Morrison Supermarkets plc (2) (3,373) (13,384)
(1,140,682)
—
United States - (7.4)%
10X Genomics, Inc., Class A * (543) (79,050)
Acceleron Pharma, Inc. * (63) (10,842)
Adaptive Biotechnologies Corp. * (684) (23,249)
ADT, Inc. (6,313) (51,072)
Albemarle Corp. (457) (100,069)
Alnylam Pharmaceuticals, Inc. * (691) (130,468)
American Airlines Group, Inc. * (4,945) (101,471)
American International Group, Inc. (879) (48,248)
Aon plc, Class A (103) (29,434)
Arrowhead Pharmaceuticals, Inc. * (293) (18,292)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (7.4)% (continued)
Aspen Technology, Inc. * (246) (30,209)
Avis Budget Group, Inc. * (795) (92,625)
Baker Hughes Co. (3,079) (76,144)
Beyond Meat, Inc. * (3,473) (365,569)
Bill.com Holdings, Inc. * (852) (227,441)
BioMarin Pharmaceutical, Inc. * (139) (10,743)
Boeing Co. (The) * (383) (84,237)
BorgWarner, Inc. (672) (29,037)
Bright Horizons Family Solutions,
Inc. * (893) (124,502)
Brink's Co. (The) (1,072) (67,858)
Burlington Stores, Inc. * (70) (19,850)
Caesars Entertainment, Inc. * (380) (42,666)
Callaway Golf Co. * (1,044) (28,846)
CarMax, Inc. * (105) (13,436)
Carnival Corp. * (8,967) (224,265)
Carvana Co. * (248) (74,782)
CenterPoint Energy, Inc. (6,129) (150,773)
Ceridian HCM Holding, Inc. * (127) (14,303)
ChampionX Corp. * (486) (10,867)
ChargePoint Holdings, Inc. * (1,763) (35,242)
Chegg, Inc. * (1,989) (135,292)
Chemours Co. (The) (2,367) (68,785)
Chewy, Inc., Class A * (401) (27,312)
Choice Hotels International, Inc. (212) (26,790)
Cinemark Holdings, Inc. * (2,525) (48,505)
Clarivate plc * (5,891) (129,013)
Cleveland-Cliffs, Inc. * (1,038) (20,563)
Cloudflare, Inc., Class A * (270) (30,416)
Coupa Software, Inc. * (366) (80,220)
Cree, Inc. * (2,207) (178,171)
Datadog, Inc., Class A * (182) (25,726)
Dexcom, Inc. * (204) (111,559)
DISH Network Corp., Class A * (962) (41,809)
DraftKings, Inc., Class A * (3,716) (178,963)
Energizer Holdings, Inc. (291) (11,364)
Enphase Energy, Inc. * (323) (48,440)
Envestnet, Inc. * (182) (14,604)
Erie Indemnity Co., Class A (50) (8,921)
Everbridge, Inc. * (805) (121,587)
Exact Sciences Corp. * (1,438) (137,257)
Fastly, Inc., Class A * (3,167) (128,073)
Five9, Inc. * (208) (33,226)
Fluor Corp. * (8,719) (139,242)
Fox Factory Holding Corp. * (286) (41,338)
Freshpet, Inc. * (224) (31,963)
GameStop Corp., Class A * (537) (94,227)
Grocery Outlet Holding Corp. * (5,656) (122,000)
Guardant Health, Inc. * (887) (110,884)
HealthEquity, Inc. * (1,643) (106,401)
Hexcel Corp. * (273) (16,213)
Hilton Worldwide Holdings, Inc. * (96) (12,683)
Hyatt Hotels Corp., Class A * (1,160) (89,436)
II-VI, Inc. * (2,239) (132,907)
Ionis Pharmaceuticals, Inc. * (1,675) (56,180)
Iovance Biotherapeutics, Inc. * (6,309) (155,580)
Iridium Communications, Inc. * (691) (27,536)
Jackson Financial, Inc., Class A * (163) (4,245)
KAR Auction Services, Inc. * (2,426) (39,762)
Leggett & Platt, Inc. (548) (24,572)
INVESTMENTS SHARES VALUE ($)
United States - (7.4)% (continued)
LendingTree, Inc. * (279) (39,013)
LHC Group, Inc. * (192) (30,127)
Ligand Pharmaceuticals, Inc. * (1,064) (148,236)
LivaNova plc * (234) (18,530)
Live Nation Entertainment, Inc. * (1,879) (171,233)
Lyft, Inc., Class A * (3,938) (211,037)
Match Group, Inc. * (74) (11,617)
Mirati Therapeutics, Inc. * (635) (112,338)
Murphy Oil Corp. (1,936) (48,342)
NCR Corp. * (630) (24,419)
Nektar Therapeutics * (7,353) (132,060)
New Fortress Energy, Inc. (7,089) (196,720)
Nordstrom, Inc. * (3,538) (93,580)
Norwegian Cruise Line Holdings
Ltd. * (7,293) (194,796)
Novocure Ltd. * (443) (51,463)
Nuance Communications, Inc. * (436) (23,997)
Nutanix, Inc., Class A * (310) (11,687)
Ollie's Bargain Outlet Holdings,
Inc. * (421) (25,378)
Peloton Interactive, Inc., Class A * (1,892) (164,699)
Phillips 66 (489) (34,245)
Plug Power, Inc. * (2,387) (60,964)
Progyny, Inc. * (2,950) (165,200)
QuantumScape Corp. * (8,570) (210,308)
Repligen Corp. * (38) (10,982)
RingCentral, Inc., Class A * (306) (66,555)
Royal Caribbean Cruises Ltd. * (3,630) (322,889)
Sabre Corp. * (23,151) (274,108)
Sailpoint Technologies Holdings,
Inc. * (2,685) (115,133)
Scientific Games Corp. * (171) (14,205)
Shift4 Payments, Inc., Class A * (1,659) (128,606)
Signature Bank (269) (73,243)
Silicon Laboratories, Inc. * (77) (10,792)
SolarEdge Technologies, Inc. * (100) (26,522)
Spirit AeroSystems Holdings, Inc.,
Class A (572) (25,277)
Splunk, Inc. * (313) (45,294)
Strategic Education, Inc. (569) (40,115)
Sunrun, Inc. * (631) (27,764)
Switch, Inc., Class A (1,885) (47,860)
Teladoc Health, Inc. * (284) (36,014)
Tenaris SA (2) (810) (8,520)
Thor Industries, Inc. (748) (91,824)
TransDigm Group, Inc. * (19) (11,867)
Trex Co., Inc. * (1,582) (161,253)
Trinity Industries, Inc. (5,212) (141,610)
TripAdvisor, Inc. * (1,704) (57,680)
Uber Technologies, Inc. * (3,243) (145,286)
Ultragenyx Pharmaceutical, Inc. * (500) (45,095)
United Airlines Holdings, Inc. * (1,000) (47,570)
US Foods Holding Corp. * (442) (15,320)
Valero Energy Corp. (393) (27,734)
Viasat, Inc. * (598) (32,932)
Vimeo, Inc. * (1,123) (32,983)
Vroom, Inc. * (10,456) (230,764)
Wayfair, Inc., Class A * (262) (66,944)
WW International, Inc. * (367) (6,698)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (7.4)% (continued)
Wynn Resorts Ltd. * (1,790) (151,703)
(9,848,486)
—
TOTAL COMMON STOCKS
(Proceeds $(17,254,375)) (16,541,774)
NO. OF
RIGHTS
RIGHTS - 0.0% (b)
Australia - 0.0% (b)
Transurban Group, expiring
10/8/2021 * (Proceeds $–) (381) (289)
TOTAL SHORT POSITIONS
(Proceeds $(17,254,375)) (16,542,063)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 113.4%
(Cost $135,229,007) 148,214,884
LIABILITIES IN EXCESS OF OTHER
ASSETS - (13.4)% (l) (17,606,887)
NET ASSETS - 100.0% 130,607,997
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,711,918 3.6%
Consumer Discretionary 8,198,437 6.2
Consumer Staples 2,331,726 1.8
Energy 1,732,477 1.3
Financials 9,185,868 7.0
Foreign Government Securities 16,043,755 12.3
Health Care 4,512,602 3.5
Industrials 6,307,755 4.8
Information Technology 12,212,267 9.3
Materials 3,864,122 3.0
Real Estate 435,179 0.3
U.S. Treasury Obligations 21,616,772 16.6
Utilities 598,248 0.5
Short-Term Investments 56,463,758 43.2
Total Investments In Securities
At Value 148,214,884 113.4
Liabilities in Excess of Other
Assets (l) (17,606,887) (13.4)
Net Assets
$ 130,607,997 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $18,765,581; additional securities sold but not yet settled totaling $506,875 were also segregated.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $99,477, which represents approximately 0.08% of net assets of the fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $48,751.
(e) On September 30, 2021, securities valued at $22,028,701 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(f) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2021, the value of these securities amounted to $16,043,755 or 12.28% of net assets.
(g) Inflation protected security.
(h) Represents 7-day effective yield as of September 30, 2021.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) All or a portion of the security pledged as collateral for futures contracts.
(k) The rate shown was the effective yield at the date of purchase.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Reverse repurchase agreements at September 30, 2021:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BNPP 9/10/2021 (0.58)% 10/20/2021 EUR $ 956,830
BNPP 9/10/2021 (0.58)% 10/20/2021 EUR 1,090,471
BNPP 9/10/2021 (0.58)% 10/20/2021 EUR 558,380
BNPP 9/10/2021 (0.58)% 10/20/2021 EUR 2,137,841
BNPP 9/10/2021 (0.58)% 10/20/2021 EUR 388,705
BNPP 9/10/2021 (0.58)% 10/20/2021 EUR 1,804,743
BNPP 9/27/2021 (0.55)% 10/20/2021 EUR 306,251
BNPP 9/22/2021 (0.55)% 10/20/2021 EUR 760,625
BNPP 9/23/2021 (0.55)% 10/20/2021 EUR 135,855
BNPP 9/23/2021 (0.55)% 10/20/2021 EUR 677,583
BNY 9/3/2021 0.03% 10/14/2021 USD 228,250
BNY 9/3/2021 0.03% 10/14/2021 USD 6,276,875
BNY 9/3/2021 0.06% 10/14/2021 USD 673,500
JPMS 9/10/2021 (0.61)% 10/20/2021 EUR 3,862,263
MPFS 9/10/2021 0.12% 10/20/2021 GBP 1,759,222
MPFS 9/10/2021 0.12% 10/20/2021 GBP 369,935
MPFS 9/10/2021 0.12% 10/20/2021 GBP 188,783
MPFS 9/10/2021 0.12% 10/20/2021 GBP 553,327
MPFS 9/10/2021 0.12% 10/20/2021 GBP 735,710
MPFS 9/10/2021 0.12% 10/20/2021 GBP 877,229
$ 24,342,378
The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2021 was $16,107,075 at a net weighted average interest rate of (0.334)%.
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/12/2021 USD 52,900 $ 11,700
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 10/28/2021 HKD 1,226,200 887
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/28/2021 HKD 12,262,000 13,223
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 10/01/2021 USD (482,300) 20,488
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 10/01/2021 USD (48,230) 1,206
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 11/26/2021 USD (361,570) 17,270

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/26/2021 USD (32,870) $ 6,534
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (32,870) 6,570
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (70,428) 3,316
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 1,021,206 36,069
117,263
Corn December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/26/2021 USD 858,800 (37,058)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 10/01/2021 USD 48,230 (2,410)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/01/2021 USD 482,300 (28,627)
Live Cattle
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 12/03/2021 USD 50,290 (1,365)
Live Cattle
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 12/03/2021 USD 402,320 (18,952)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/26/2021 USD 32,870 (6,610)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 32,870 (6,618)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/26/2021 USD 65,740 (13,252)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 11/26/2021 USD 624,530 (131,670)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 12/17/2021 CHF 2,436,210 (99,942)
(346,504)
$ (229,241)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 9 10/2021 EUR $ 1,606,161 $ (37,739)
CAC 40 10 Euro Index 5 10/2021 EUR 377,506 (6,474)
LME Aluminum Base Metal 1 10/2021 USD 71,101 9,046
LME Aluminum Base Metal 1 10/2021 USD 71,244 10,280
LME Aluminum Base Metal 1 10/2021 USD 72,365 9,775
LME Aluminum Base Metal 1 10/2021 USD 71,215 9,675
LME Copper Base Metal 1 10/2021 USD 223,488 (16,557)
LME Copper Base Metal 2 10/2021 USD 458,700 (11,118)
LME Nickel Base Metal 1 10/2021 USD 107,688 (1,775)
LME Zinc Base Metal 1 10/2021 USD 76,035 2,148
LME Zinc Base Metal 1 10/2021 USD 74,456 688
LME Zinc Base Metal 1 10/2021 USD 74,488 (1,103)
NY Harbor ULSD 5 10/2021 USD 491,085 37,573
RBOB Gasoline 4 10/2021 USD 368,592 37,527
Brent Crude Oil 85 11/2021 USD 6,590,050 129,795
LME Aluminum Base Metal 1 11/2021 USD 71,374 7,746
LME Aluminum Base Metal 1 11/2021 USD 71,419 5,666
LME Aluminum Base Metal 1 11/2021 USD 71,415 6,237
LME Aluminum Base Metal 2 11/2021 USD 142,765 14,609
LME Aluminum Base Metal 2 11/2021 USD 142,800 13,599
LME Aluminum Base Metal 2 11/2021 USD 142,838 14,332
LME Aluminum Base Metal 5 11/2021 USD 356,691 32,807
LME Aluminum Base Metal 5 11/2021 USD 357,199 19,059
LME Aluminum Base Metal 6 11/2021 USD 428,630 33,762
LME Aluminum Base Metal 7 11/2021 USD 500,063 43,292
LME Aluminum Base Metal 7 11/2021 USD 500,036 48,491
LME Copper Base Metal 1 11/2021 USD 223,431 (13,869)
LME Copper Base Metal 1 11/2021 USD 223,394 (9,729)
LME Copper Base Metal 1 11/2021 USD 223,486 (12,952)
LME Copper Base Metal 2 11/2021 USD 446,788 (21,657)
LME Copper Base Metal 3 11/2021 USD 670,181 (20,287)
LME Zinc Base Metal 1 11/2021 USD 74,525 201
LME Zinc Base Metal 1 11/2021 USD 74,581 (920)
LME Zinc Base Metal 1 11/2021 USD 74,606 (1,033)
LME Zinc Base Metal 1 11/2021 USD 74,603 (316)
LME Zinc Base Metal 1 11/2021 USD 74,613 (946)
LME Zinc Base Metal 1 11/2021 USD 74,563 (65)
LME Zinc Base Metal 2 11/2021 USD 149,038 (3,135)
Low Sulphur Gasoil 3 11/2021 USD 202,650 21,459
Natural Gas 11 11/2021 USD 659,010 65,370
NY Harbor ULSD 14 11/2021 USD 1,371,157 19,959
RBOB Gasoline 8 11/2021 USD 724,450 8,450
Australia 10 Year Bond 110 12/2021 AUD 11,255,051 (214,544)
Canada 10 Year Bond 61 12/2021 CAD 6,899,945 (170,663)
Cocoa 2 12/2021 USD 53,040 2,224
Coffee 'C' 8 12/2021 USD 582,000 26,139
Corn 54 12/2021 USD 1,449,225 (34,820)
Cotton No. 2 13 12/2021 USD 687,700 99,613
EURO STOXX 50 Index 23 12/2021 EUR 1,078,470 (22,534)
Euro-Bund 49 12/2021 EUR 9,648,488 (138,208)
FTSE/MIB Index 11 12/2021 EUR 1,616,495 (15,607)
Japan 10 Year Bond 6 12/2021 JPY 8,165,865 (19,707)
KC HRW Wheat 5 12/2021 USD 182,938 30,531

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Lean Hogs 7 12/2021 USD $ 239,120 $ 9,898
Live Cattle 11 12/2021 USD 553,190 (25,902)
LME Aluminum Base Metal 1 12/2021 USD 71,440 3,937
LME Aluminum Base Metal 1 12/2021 USD 71,469 (2,534)
LME Aluminum Base Metal 1 12/2021 USD 71,381 (822)
LME Aluminum Base Metal 2 12/2021 USD 142,925 (2,081)
LME Aluminum Base Metal 2 12/2021 USD 142,782 (666)
LME Aluminum Base Metal 47 12/2021 USD 3,357,269 417,292
LME Copper Base Metal 1 12/2021 USD 223,344 (3,634)
LME Copper Base Metal 1 12/2021 USD 223,413 (2,371)
LME Copper Base Metal 11 12/2021 USD 2,457,469 (111,508)
LME Lead Base Metal 1 12/2021 USD 52,315 (1,126)
LME Lead Base Metal 4 12/2021 USD 209,600 (21,361)
LME Nickel Base Metal 1 12/2021 USD 107,616 (2,457)
LME Nickel Base Metal 1 12/2021 USD 107,619 (6,084)
LME Nickel Base Metal 1 12/2021 USD 107,612 (14,527)
LME Nickel Base Metal 10 12/2021 USD 1,076,190 (49,540)
LME Zinc Base Metal 14 12/2021 USD 1,045,450 (2,213)
Long Gilt 22 12/2021 GBP 3,717,504 (103,220)
Low Sulphur Gasoil 7 12/2021 USD 469,700 5,621
Silver 6 12/2021 USD 661,410 (81,084)
SPI 200 Index 9 12/2021 AUD 1,186,307 (14,621)
TOPIX Index 34 12/2021 JPY 6,203,064 (86,158)
U.S. Treasury 10 Year Note 649 12/2021 USD 85,495,608 (949,854)
U.S. Treasury 5 Year Note 285 12/2021 USD 34,999,336 (180,445)
Feeder Cattle 1 1/2022 USD 77,088 (2,503)
Soybean 29 1/2022 USD 1,834,975 (33,047)
Sugar No. 11 80 2/2022 USD 1,822,464 59,228
(1,217,487)
Short Contracts
IBEX 35 Index (28) 10/2021 EUR (2,859,494) (18,384)
LME Aluminum Base Metal (1) 10/2021 USD (72,365) (9,868)
LME Aluminum Base Metal (1) 10/2021 USD (71,101) (9,429)
LME Aluminum Base Metal (1) 10/2021 USD (71,215) (9,843)
LME Aluminum Base Metal (1) 10/2021 USD (71,244) (10,147)
LME Copper Base Metal (1) 10/2021 USD (223,488) 15,810
LME Copper Base Metal (2) 10/2021 USD (458,700) 11,236
LME Nickel Base Metal (1) 10/2021 USD (107,688) 1,809
LME Zinc Base Metal (1) 10/2021 USD (74,488) 910
LME Zinc Base Metal (1) 10/2021 USD (76,035) (1,919)
LME Zinc Base Metal (1) 10/2021 USD (74,456) (559)
WTI Crude Oil (8) 10/2021 USD (600,240) (59,276)
LME Aluminum Base Metal (1) 11/2021 USD (71,415) (6,161)
LME Aluminum Base Metal (1) 11/2021 USD (71,374) (7,645)
LME Aluminum Base Metal (1) 11/2021 USD (71,419) (5,686)
LME Aluminum Base Metal (2) 11/2021 USD (142,838) (14,207)
LME Aluminum Base Metal (2) 11/2021 USD (142,800) (13,646)
LME Aluminum Base Metal (2) 11/2021 USD (142,765) (14,060)
LME Aluminum Base Metal (5) 11/2021 USD (357,199) (19,987)
LME Aluminum Base Metal (5) 11/2021 USD (356,691) (33,152)
LME Aluminum Base Metal (6) 11/2021 USD (428,630) (31,773)
LME Aluminum Base Metal (7) 11/2021 USD (500,036) (47,041)
LME Aluminum Base Metal (7) 11/2021 USD (500,063) (41,418)
LME Copper Base Metal (1) 11/2021 USD (223,394) 8,804
LME Copper Base Metal (1) 11/2021 USD (223,486) 12,512
LME Copper Base Metal (1) 11/2021 USD (223,431) 14,191

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 11/2021 USD $ (446,788) $ 21,406
LME Copper Base Metal (3) 11/2021 USD (670,181) 20,561
LME Zinc Base Metal (1) 11/2021 USD (74,613) 1,135
LME Zinc Base Metal (1) 11/2021 USD (74,606) 741
LME Zinc Base Metal (1) 11/2021 USD (74,581) 1,391
LME Zinc Base Metal (1) 11/2021 USD (74,563) (440)
LME Zinc Base Metal (1) 11/2021 USD (74,525) (78)
LME Zinc Base Metal (1) 11/2021 USD (74,603) 194
LME Zinc Base Metal (2) 11/2021 USD (149,038) 2,857
WTI Crude Oil (30) 11/2021 USD (2,241,000) (8,248)
100 oz Gold (6) 12/2021 USD (1,054,200) (3,428)
DAX Index (2) 12/2021 EUR (885,443) 14,007
Euro-Bobl (28) 12/2021 EUR (4,378,563) 26,488
FTSE 100 Index (34) 12/2021 GBP (3,240,484) (31,283)
LME Aluminum Base Metal (1) 12/2021 USD (71,469) 1,673
LME Aluminum Base Metal (1) 12/2021 USD (71,440) (4,493)
LME Aluminum Base Metal (1) 12/2021 USD (71,381) 1,228
LME Aluminum Base Metal (2) 12/2021 USD (142,782) 969
LME Aluminum Base Metal (2) 12/2021 USD (142,925) 2,204
LME Aluminum Base Metal (45) 12/2021 USD (3,214,406) (239,392)
LME Copper Base Metal (1) 12/2021 USD (223,406) 3,591
LME Copper Base Metal (1) 12/2021 USD (223,413) 5,135
LME Copper Base Metal (1) 12/2021 USD (223,344) 3,868
LME Lead Base Metal (1) 12/2021 USD (52,400) 1,097
LME Lead Base Metal (1) 12/2021 USD (52,315) 1,564
LME Nickel Base Metal (1) 12/2021 USD (107,619) 5,738
LME Nickel Base Metal (1) 12/2021 USD (107,616) 916
LME Nickel Base Metal (1) 12/2021 USD (107,612) 14,906
LME Nickel Base Metal (2) 12/2021 USD (215,238) 8,574
Wheat (21) 12/2021 USD (761,775) 8,608
(427,440)
$ (1,644,927)
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 4,869,500 USD 3,493,297 CITI 12/15/2021 $ 28,363
AUD 4,869,498 USD 3,493,300 JPMC 12/15/2021 28,358
BRL 1,210,688 USD 219,107 CITI
**
12/15/2021 422
BRL 1,210,687 USD 219,107 JPMC
**
12/15/2021 422
CAD 50,000 USD 38,777 CITI 12/15/2021 698
CAD 50,000 USD 38,777 JPMC 12/15/2021 698
CHF 1,500 USD 1,608 CITI 12/15/2021 5
CHF 1,500 USD 1,608 JPMC 12/15/2021 5
CNY 11,039,003 USD 1,691,019 CITI
**
12/15/2021 11,052
CNY 11,038,997 USD 1,691,021 JPMC
**
12/15/2021 11,050
EUR 65,000 USD 75,394 CITI 12/15/2021 16
EUR 65,000 USD 75,394 JPMC 12/15/2021 16
GBP 250,000 USD 335,846 CITI 12/15/2021 1,046
GBP 250,000 USD 335,846 JPMC 12/15/2021 1,046
INR 142,141,127 USD 1,891,170 CITI
**
12/15/2021 7,775

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 142,141,122 USD 1,891,173 JPMC
**
12/15/2021 $ 7,772
JPY 15,700,000 USD 140,788 CITI 12/15/2021 373
JPY 15,700,000 USD 140,788 JPMC 12/15/2021 373
NOK 22,606,000 USD 2,532,545 CITI 12/15/2021 51,843
NOK 22,606,000 USD 2,532,548 JPMC 12/15/2021 51,839
NZD 100,000 USD 68,711 CITI 12/15/2021 284
NZD 100,000 USD 68,711 JPMC 12/15/2021 284
RUB 78,594,005 USD 1,047,980 CITI
**
12/15/2021 17,882
RUB 78,593,995 USD 1,047,981 JPMC
**
12/15/2021 17,881
SEK 10,048,500 USD 1,138,080 CITI 12/15/2021 10,564
SEK 10,048,500 USD 1,138,082 JPMC 12/15/2021 10,563
USD 3,452,543 AUD 4,732,752 CITI 12/15/2021 29,781
USD 3,452,537 AUD 4,732,750 JPMC 12/15/2021 29,776
USD 442,733 BRL 2,403,379 CITI
**
12/15/2021 6,939
USD 442,845 BRL 2,403,996 JPMC
**
12/15/2021 6,939
USD 2,731,289 CAD 3,449,129 CITI 12/15/2021 8,193
USD 2,731,280 CAD 3,449,122 JPMC 12/15/2021 8,189
USD 6,886,541 CHF 6,313,002 CITI 12/15/2021 99,580
USD 6,886,528 CHF 6,312,998 JPMC 12/15/2021 99,572
USD 14,895 DKK 93,500 CITI 12/15/2021 310
USD 14,895 DKK 93,500 JPMC 12/15/2021 310
USD 13,565,315 EUR 11,509,245 CITI 12/15/2021 212,738
USD 13,529,967 EUR 11,479,229 JPMC 12/15/2021 212,213
USD 6,306,169 GBP 4,604,309 CITI 12/15/2021 101,553
USD 6,304,778 GBP 4,603,300 JPMC 12/15/2021 101,521
USD 337,985 HKD 2,630,250 CITI 12/15/2021 45
USD 337,985 HKD 2,630,250 JPMC 12/15/2021 45
USD 131,805 HUF 40,289,500 CITI 12/15/2021 2,287
USD 131,805 HUF 40,289,500 JPMC 12/15/2021 2,287
USD 3,181,050 JPY 349,262,002 CITI 12/15/2021 40,787
USD 3,181,487 JPY 349,261,998 JPMC 12/15/2021 41,224
USD 967,550 KRW 1,134,010,500 CITI
**
12/15/2021 11,033
USD 967,549 KRW 1,134,010,500 JPMC
**
12/15/2021 11,032
USD 409,988 MXN 8,456,500 CITI 12/15/2021 4,664
USD 409,988 MXN 8,456,500 JPMC 12/15/2021 4,664
USD 1,034,885 NOK 8,996,127 CITI 12/15/2021 6,420
USD 1,034,883 NOK 8,996,125 JPMC 12/15/2021 6,418
USD 1,269,590 NZD 1,825,001 CITI 12/15/2021 10,431
USD 1,269,587 NZD 1,824,999 JPMC 12/15/2021 10,430
USD 723,878 PLN 2,840,500 CITI 12/15/2021 9,864
USD 723,878 PLN 2,840,500 JPMC 12/15/2021 9,863
USD 3,211,295 SEK 27,804,377 CITI 12/15/2021 32,974
USD 3,211,291 SEK 27,804,373 JPMC 12/15/2021 32,970
USD 145,910 SGD 196,878 CITI 12/15/2021 935
USD 145,906 SGD 196,873 JPMC 12/15/2021 935
USD 115,735 ZAR 1,755,500 CITI 12/15/2021 342
USD 115,735 ZAR 1,755,500 JPMC 12/15/2021 342
ZAR 14,615,251 USD 943,365 CITI 12/15/2021 17,335
ZAR 14,615,248 USD 943,366 JPMC 12/15/2021 17,333
Total unrealized appreciation 1,452,904
AUD 5,412,502 USD 3,973,894 CITI 12/15/2021 (59,533)
AUD 5,412,500 USD 3,975,473 JPMC 12/15/2021 (61,112)
BRL 9,890,815 USD 1,852,144 CITI
**
12/15/2021 (58,684)
BRL 9,890,810 USD 1,852,145 JPMC
**
12/15/2021 (58,686)
CAD 151,001 USD 119,694 CITI 12/15/2021 (479)
CAD 150,999 USD 119,693 JPMC 12/15/2021 (479)
CLP 232,041,500 USD 295,327 CITI
**
12/15/2021 (11,066)
CLP 232,041,500 USD 295,327 JPMC
**
12/15/2021 (11,066)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 231,500 USD 35,751 CITI
**
12/15/2021 $ (57)
CNY 231,500 USD 35,751 JPMC
**
12/15/2021 (57)
CZK 4,309,000 USD 197,950 CITI 12/15/2021 (1,452)
CZK 4,309,000 USD 197,951 JPMC 12/15/2021 (1,452)
DKK 406,000 USD 63,892 CITI 12/15/2021 (559)
DKK 406,000 USD 63,892 JPMC 12/15/2021 (559)
EUR 3,842,000 USD 4,516,150 CITI 12/15/2021 (58,811)
EUR 3,842,000 USD 4,516,155 JPMC 12/15/2021 (58,816)
GBP 100,000 USD 135,380 CITI 12/15/2021 (623)
GBP 100,000 USD 135,380 JPMC 12/15/2021 (624)
HUF 337,280,001 USD 1,130,696 CITI 12/15/2021 (46,444)
HUF 337,279,999 USD 1,130,698 JPMC 12/15/2021 (46,445)
INR 74,715,877 USD 1,010,324 CITI
**
12/15/2021 (12,153)
INR 74,715,874 USD 1,010,325 JPMC
**
12/15/2021 (12,153)
JPY 503,006,500 USD 4,576,198 CITI 12/15/2021 (53,597)
JPY 503,006,500 USD 4,576,204 JPMC 12/15/2021 (53,603)
KRW 3,140,350,000 USD 2,686,530 CITI
**
12/15/2021 (37,701)
KRW 3,140,349,999 USD 2,686,533 JPMC
**
12/15/2021 (37,705)
MXN 76,508,502 USD 3,727,399 CITI 12/15/2021 (60,314)
MXN 76,508,498 USD 3,727,403 JPMC 12/15/2021 (60,319)
NOK 39,786,502 USD 4,596,483 CITI 12/15/2021 (47,967)
NOK 39,786,498 USD 4,596,488 JPMC 12/15/2021 (47,972)
NZD 3,550,002 USD 2,494,213 CITI 12/15/2021 (44,892)
NZD 3,549,998 USD 2,494,214 JPMC 12/15/2021 (44,895)
PLN 3,634,500 USD 948,856 CITI 12/15/2021 (35,254)
PLN 3,634,500 USD 948,857 JPMC 12/15/2021 (35,255)
RUB 2,654,500 USD 36,082 CITI
**
12/15/2021 (82)
RUB 2,654,500 USD 36,082 JPMC
**
12/15/2021 (82)
SEK 28,763,500 USD 3,315,918 CITI 12/15/2021 (27,960)
SEK 28,763,500 USD 3,315,922 JPMC 12/15/2021 (27,965)
USD 1,192,133 AUD 1,657,750 CITI 12/15/2021 (6,765)
USD 1,192,130 AUD 1,657,748 JPMC 12/15/2021 (6,766)
USD 12,626 BRL 70,125 CITI
**
12/15/2021 (90)
USD 12,513 BRL 69,500 JPMC
**
12/15/2021 (90)
USD 576,832 CAD 734,875 CITI 12/15/2021 (3,354)
USD 576,830 CAD 734,874 JPMC 12/15/2021 (3,354)
USD 751,629 CHF 700,000 CITI 12/15/2021 (924)
USD 751,628 CHF 700,000 JPMC 12/15/2021 (926)
USD 59,654 CNY 387,500 CITI
**
12/15/2021 (94)
USD 59,653 CNY 387,500 JPMC
**
12/15/2021 (94)
USD 298,586 HKD 2,325,750 CITI 12/15/2021 (231)
USD 298,586 HKD 2,325,750 JPMC 12/15/2021 (231)
USD 1,138 HUF 355,000 CITI 12/15/2021 (3)
USD 1,138 HUF 355,000 JPMC 12/15/2021 (3)
USD 88,766 JPY 9,925,000 CITI 12/15/2021 (470)
USD 88,766 JPY 9,925,000 JPMC 12/15/2021 (471)
USD 68,713 KRW 81,610,000 CITI
**
12/15/2021 (124)
USD 68,713 KRW 81,610,000 JPMC
**
12/15/2021 (124)
USD 3,008,591 NOK 26,983,876 CITI 12/15/2021 (76,289)
USD 3,008,587 NOK 26,983,872 JPMC 12/15/2021 (76,292)
USD 907,746 NZD 1,325,001 CITI 12/15/2021 (6,437)
USD 907,971 NZD 1,324,999 JPMC 12/15/2021 (6,212)
USD 11,143 PLN 44,500 CITI 12/15/2021 (43)
USD 11,143 PLN 44,500 JPMC 12/15/2021 (43)
USD 250,737 SEK 2,208,626 CITI 12/15/2021 (1,731)
USD 250,736 SEK 2,208,624 JPMC 12/15/2021 (1,731)
USD 20,611 SGD 28,125 CITI 12/15/2021 (99)
USD 20,611 SGD 28,124 JPMC 12/15/2021 (99)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 175,347 ZAR 2,686,500 CITI 12/15/2021 $ (1,244)
USD 175,347 ZAR 2,686,500 JPMC 12/15/2021 (1,244)
ZAR 22,283,253 USD 1,513,193 CITI 12/15/2021 (48,455)
ZAR 22,283,250 USD 1,513,194 JPMC 12/15/2021 (48,456)
Total unrealized depreciation (1,409,362)
Net unrealized appreciation $ 43,542
** Non-deliverable forward.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 15.9%
Federal Republic of Germany
0.50%, 4/15/2030 (a)(b) EUR 1,762,000 2,723,434
French Republic
0.10%, 3/1/2026 (a)(b) 200,000 261,158
1.85%, 7/25/2027 (a)(b) 400,000 659,866
0.10%, 3/1/2028 (a)(b) 400,000 546,309
0.10%, 3/1/2029 (a)(b) 300,000 412,520
0.70%, 7/25/2030 (a)(b) 600,000 919,846
0.10%, 7/25/2031 (a)(b) 100,000 139,772
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (a)(b) GBP 300,000 550,586
0.13%, 3/22/2029 (a)(b) 320,000 697,765
0.13%, 8/10/2031 (a)(b) 100,000 186,297
1.25%, 11/22/2032 (a)(b) 400,000 1,151,510
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $7,673,039) 8,249,063
U.S. TREASURY OBLIGATIONS - 26.6%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2025 $ 800,000 910,765
0.38%, 7/15/2027 1,000,000 1,241,464
0.50%, 1/15/2028 (c) 1,000,000 1,239,049
0.75%, 7/15/2028 1,100,000 1,369,742
0.88%, 1/15/2029 1,200,000 1,498,986
0.25%, 7/15/2029 (c) 1,400,000 1,662,230
0.13%, 1/15/2030 1,400,000 1,631,947
0.13%, 7/15/2030 1,700,000 1,996,154
0.13%, 1/15/2031 1,800,000 2,071,712
0.13%, 7/15/2031 200,000 224,315
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,504,069) 13,846,364
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 53.2%
INVESTMENT COMPANIES - 34.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(d)(e) 568,806 568,807
Limited Purpose Cash Investment
Fund, 0.01% (1)(d) 17,543,120 17,536,105
UBS Select Treasury Preferred
Fund, 0.01% (1)(d) 4,257 4,257
TOTAL INVESTMENT COMPANIES
(Cost $18,109,169) 18,109,169
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 18.3%
U.S. Treasury Bills
0.04%, 10/14/2021 (f)(g) $ 194,000 193,998
0.04%, 10/21/2021 (f)(g) 116,000 115,995
0.03%, 12/2/2021 (f) 2,000,000 1,999,873
0.04%, 12/9/2021 (f) 3,076,000 3,075,833
0.04%, 12/16/2021 (f) 364,000 363,972
0.06%, 12/23/2021 (f) 194,000 193,984
0.06%, 12/30/2021 (f) 1,616,000 1,615,838
0.05%, 1/6/2022 (f) 256,000 255,976
0.05%, 1/13/2022 (f) 445,000 444,952
0.04%, 3/17/2022 (f) 280,000 279,938
0.05%, 3/24/2022 (f)(g) 239,000 238,945
0.05%, 3/31/2022 (f) 738,000 737,796
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,516,985) 9,517,100
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,626,154) 27,626,269
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.7%
(Cost $48,803,262) 49,721,696
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.3% (h) 2,232,385
NET ASSETS - 100.0% 51,954,081
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2021, the value of these securities amounted to $8,249,063 or 15.88% of net assets.
(c) All or a portion of the security pledged as collateral for futures contracts.
(d) Represents 7-day effective yield as of September 30, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/12/2021 USD 52,900 $ 11,700
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/12/2021 USD 105,800 23,234
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/28/2021 HKD 1,226,200 176
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/28/2021 HKD 3,678,600 3,923
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/28/2021 HKD 1,744,200 1,007
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/28/2021 HKD 9,157,050 10,434
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 10/01/2021 USD (530,530) 23,275
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 10/01/2021 USD (48,230) 3,185
Live Cattle
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 12/03/2021 USD (50,290) 1,135
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/22/2021 USD (1,067,600) 36,056
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/26/2021 USD (493,050) 63,727
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (131,480) 29,023
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (457,782) 5,338
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 950,778 31,505
Sugar No. 11
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/15/2022 USD 22,781 230
Sugar No. 11
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/15/2022 USD 45,562 875

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/26/2021 USD 145,100 $ 16,189
261,012
Canada 10 Year
Bond December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination BANA 12/20/2021 CAD 573,080 (11,306)
Corn December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/26/2021 USD 805,125 (34,308)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/13/2021 BRL 1,661,595 (25,867)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/09/2021 KRW 803,000,000 (25,398)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/01/2021 USD 48,230 (2,433)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 10/01/2021 USD 530,530 (31,354)
Live Cattle
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 12/03/2021 USD 502,900 (25,190)
SGX NIFTY 50
Index October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/28/2021 USD 105,612 (576)
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/22/2021 USD 1,067,600 (111,925)
Soybean January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/23/2021 USD 759,300 (14,745)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 131,480 (27,582)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/26/2021 USD 164,350 (35,049)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/26/2021 USD 493,050 (104,400)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 12/17/2021 CHF 696,060 (28,081)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/20/2021 TWD 20,302,800 (20,137)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Wheat December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 11/26/2021 USD (145,100) $ (1,660)
(500,011)
$ (238,999)
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 2 10/2021 EUR $ 356,925 $ (12,361)
CAC 40 10 Euro Index 4 10/2021 EUR 302,005 (5,169)
LME Aluminum Base Metal 1 10/2021 USD 72,365 9,774
LME Aluminum Base Metal 1 10/2021 USD 71,188 8,195
LME Copper Base Metal 1 10/2021 USD 229,350 (5,559)
NY Harbor ULSD 2 10/2021 USD 196,434 15,029
RBOB Gasoline 2 10/2021 USD 184,296 11,950
SGX FTSE Taiwan Index 1 10/2021 USD 59,160 (910)
SGX NIFTY 50 Index 14 10/2021 USD 492,856 (5,242)
Brent Crude Oil 33 11/2021 USD 2,558,490 42,463
LME Aluminum Base Metal 1 11/2021 USD 71,415 6,237
LME Aluminum Base Metal 1 11/2021 USD 71,440 3,812
LME Aluminum Base Metal 1 11/2021 USD 71,400 6,800
LME Aluminum Base Metal 2 11/2021 USD 142,877 10,371
LME Aluminum Base Metal 2 11/2021 USD 142,875 12,369
LME Aluminum Base Metal 3 11/2021 USD 214,301 20,782
LME Copper Base Metal 1 11/2021 USD 223,394 (10,829)
LME Copper Base Metal 1 11/2021 USD 223,394 (6,762)
LME Lead Base Metal 1 11/2021 USD 52,634 (7,404)
LME Zinc Base Metal 1 11/2021 USD 74,594 1,002
LME Zinc Base Metal 1 11/2021 USD 74,606 (1,033)
Low Sulphur Gasoil 2 11/2021 USD 135,100 14,306
Natural Gas 7 11/2021 USD 419,370 31,970
NY Harbor ULSD 6 11/2021 USD 587,639 8,298
RBOB Gasoline 3 11/2021 USD 271,669 2,918
Australia 10 Year Bond 20 12/2021 AUD 2,046,373 (40,503)
Canada 10 Year Bond 19 12/2021 CAD 2,149,163 (53,158)
Cocoa 1 12/2021 USD 26,520 198
Coffee 'C' 6 12/2021 USD 436,500 24,575
Corn 8 12/2021 USD 214,700 (7,835)
Cotton No. 2 4 12/2021 USD 211,600 29,426
EURO STOXX 50 Index 12 12/2021 EUR 562,680 (14,321)
Euro-Bund 8 12/2021 EUR 1,575,263 (21,738)
FTSE 100 Index 1 12/2021 GBP 95,308 383
FTSE/JSE Top 40 Index 4 12/2021 ZAR 154,544 9
FTSE/MIB Index 4 12/2021 EUR 587,816 (5,812)
Japan 10 Year Bond Mini 2 12/2021 JPY 272,213 (702)
KC HRW Wheat 2 12/2021 USD 73,175 10,745
Lean Hogs 5 12/2021 USD 170,800 6,638
LME Aluminum Base Metal 1 12/2021 USD 71,463 (1,040)
LME Aluminum Base Metal 1 12/2021 USD 71,440 3,937

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 12/2021 USD $ 71,406 $ (497)
LME Aluminum Base Metal 18 12/2021 USD 1,285,763 164,924
LME Copper Base Metal 6 12/2021 USD 1,340,438 (66,009)
LME Lead Base Metal 1 12/2021 USD 52,325 (1,908)
LME Lead Base Metal 3 12/2021 USD 157,200 (17,920)
LME Nickel Base Metal 4 12/2021 USD 430,476 (17,781)
LME Zinc Base Metal 7 12/2021 USD 522,725 5,287
Low Sulphur Gasoil 7 12/2021 USD 469,700 5,880
Russell 2000 E-Mini Index 7 12/2021 USD 770,280 (9,432)
S&P 500 E-Mini Index 50 12/2021 USD 10,744,375 (416,404)
S&P Midcap 400 E-Mini Index 3 12/2021 USD 789,960 (14,245)
S&P/TSX 60 Index 3 12/2021 CAD 566,604 (13,970)
Silver 3 12/2021 USD 330,705 (46,178)
SPI 200 Index 4 12/2021 AUD 527,247 (7,886)
TOPIX Index 11 12/2021 JPY 2,006,874 (26,333)
U.S. Treasury 10 Year Note 378 12/2021 USD 49,795,593 (547,716)
Soybean 3 1/2022 USD 189,825 (3,525)
Sugar No. 11 43 2/2022 USD 979,574 32,352
(899,552)
Short Contracts
LME Aluminum Base Metal (1) 10/2021 USD (71,188) (8,191)
LME Aluminum Base Metal (1) 10/2021 USD (72,365) (9,868)
LME Copper Base Metal (1) 10/2021 USD (229,350) 5,618
LME Aluminum Base Metal (1) 11/2021 USD (71,400) (6,823)
LME Aluminum Base Metal (1) 11/2021 USD (71,415) (6,161)
LME Aluminum Base Metal (1) 11/2021 USD (71,440) (3,997)
LME Aluminum Base Metal (2) 11/2021 USD (142,877) (9,793)
LME Aluminum Base Metal (2) 11/2021 USD (142,875) (11,833)
LME Aluminum Base Metal (3) 11/2021 USD (214,301) (20,160)
LME Copper Base Metal (1) 11/2021 USD (223,394) 10,704
LME Copper Base Metal (1) 11/2021 USD (223,394) 6,854
LME Lead Base Metal (1) 11/2021 USD (52,634) 7,438
LME Zinc Base Metal (1) 11/2021 USD (74,594) (1,322)
LME Zinc Base Metal (1) 11/2021 USD (74,606) 741
LME Aluminum Base Metal (1) 12/2021 USD (71,406) 647
LME Aluminum Base Metal (1) 12/2021 USD (71,463) 1,102
LME Aluminum Base Metal (1) 12/2021 USD (71,440) (4,493)
LME Aluminum Base Metal (13) 12/2021 USD (928,606) (63,091)
LME Lead Base Metal (1) 12/2021 USD (52,400) 1,847
LME Lead Base Metal (1) 12/2021 USD (52,325) 1,905
(108,876)
$ (1,008,428)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,256,615 EUR 2,763,905 CITI 12/15/2021 $ 50,040
USD 3,256,610 EUR 2,763,904 JPMC 12/15/2021 50,036
USD 1,366,315 GBP 998,917 CITI 12/15/2021 20,208
USD 1,366,308 GBP 998,913 JPMC 12/15/2021 20,206
Total unrealized appreciation 140,490
EUR 287,000 USD 339,707 CITI 12/15/2021 (6,741)
Total unrealized depreciation (6,741)
Net unrealized appreciation $ 133,749

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.3%
INVESTMENT COMPANIES - 49.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 74,676 74,676
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 99,434,334 99,394,567
UBS Select Treasury Preferred
Fund, 0.01% (1)(a) 964 964
TOTAL INVESTMENT COMPANIES
(Cost $99,470,207) 99,470,207
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 40.3%
U.S. Treasury Bills
0.04%, 10/7/2021 (c) $ 1,253,000 1,252,992
0.04%, 10/14/2021 (c) 1,964,000 1,963,980
0.04%, 10/21/2021 (c) 8,027,000 8,026,650
0.03%, 10/28/2021 (c) 4,027,000 4,026,800
0.03%, 11/4/2021 (c) 3,440,000 3,439,756
0.04%, 11/12/2021 (c) 4,053,000 4,052,764
0.03%, 11/18/2021 (c) 114,000 113,996
0.03%, 11/26/2021 (c) 6,500,000 6,499,621
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 40.3% (continued)
0.04%, 12/2/2021 (c) $ 4,798,000 4,797,696
0.04%, 12/9/2021 (c) 1,732,000 1,731,906
0.04%, 12/16/2021 (c) 8,237,000 8,236,374
0.06%, 12/23/2021 (c) 2,964,000 2,963,749
0.05%, 12/30/2021 (c) 8,601,000 8,600,140
0.05%, 1/6/2022 (c) 2,882,000 2,881,728
0.05%, 1/20/2022 (c) 5,009,000 5,008,421
0.05%, 1/27/2022 (c) 2,839,000 2,838,579
0.05%, 2/3/2022 (c) 6,500,000 6,498,928
0.05%, 2/10/2022 (c) 647,000 646,893
0.05%, 2/17/2022 (c) 3,728,000 3,727,316
0.05%, 3/17/2022 (c) 288,000 287,937
0.05%, 3/24/2022 (c) 1,861,000 1,860,573
0.05%, 3/31/2022 (c) 2,245,000 2,244,379
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $81,700,703) 81,701,178
TOTAL SHORT-TERM INVESTMENTS
(Cost $181,170,910) 181,171,385
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.3%
(Cost $181,170,910) 181,171,385
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.7% (d) 21,710,013
NET ASSETS - 100.0% 202,881,398
(a) Represents 7-day effective yield as of September 30, 2021.
(b) All or a portion of the security pledged as collateral for swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 11/26/2021 USD (429,400) $ 13,062
Corn December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/26/2021 USD (26,838) 980
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/12/2021 USD 105,800 24,615
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 10/01/2021 USD (192,920) 12,650
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 10/01/2021 USD (144,690) 7,687

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 12/03/2021 USD (150,870) $ 3,081
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (1,380,540) 137,110
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (457,782) 20,588
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 1,162,062 40,694
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/26/2021 USD 36,275 4,103
264,570
Corn December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/26/2021 USD 26,838 (1,248)
Corn December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/26/2021 USD 429,400 (19,191)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 10/01/2021 USD 144,690 (9,221)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/01/2021 USD 192,920 (10,775)
Live Cattle
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 12/03/2021 USD 150,870 (9,000)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 1,380,540 (293,692)
Wheat December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/26/2021 USD (36,275) (4,843)
(347,970)
$ (83,400)
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 10/2021 USD $ 71,259 $ 8,933
LME Aluminum Base Metal 1 10/2021 USD 71,268 8,667
LME Aluminum Base Metal 3 10/2021 USD 213,751 26,543

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 10/2021 USD $ 213,645 $ 27,036
LME Aluminum Base Metal 4 10/2021 USD 284,950 39,714
LME Aluminum Base Metal 5 10/2021 USD 355,754 44,739
LME Aluminum Base Metal 6 10/2021 USD 426,533 49,227
LME Aluminum Base Metal 27 10/2021 USD 1,924,472 193,773
LME Aluminum Base Metal 47 10/2021 USD 3,401,155 431,057
LME Copper Base Metal 1 10/2021 USD 223,628 (13,987)
LME Copper Base Metal 1 10/2021 USD 223,550 (9,051)
LME Copper Base Metal 2 10/2021 USD 447,025 (16,883)
LME Copper Base Metal 2 10/2021 USD 447,263 (18,438)
LME Copper Base Metal 2 10/2021 USD 446,975 (35,876)
LME Copper Base Metal 3 10/2021 USD 670,468 (61,666)
LME Copper Base Metal 3 10/2021 USD 670,444 (28,912)
LME Copper Base Metal 3 10/2021 USD 670,853 (35,705)
LME Copper Base Metal 3 10/2021 USD 670,473 (59,116)
LME Copper Base Metal 4 10/2021 USD 893,930 (53,693)
LME Copper Base Metal 5 10/2021 USD 1,117,954 (50,809)
LME Copper Base Metal 9 10/2021 USD 2,011,435 (192,995)
LME Copper Base Metal 14 10/2021 USD 3,210,900 (66,712)
LME Lead Base Metal 2 10/2021 USD 107,850 (3,730)
LME Lead Base Metal 3 10/2021 USD 158,263 (14,395)
LME Lead Base Metal 3 10/2021 USD 158,675 (13,752)
LME Lead Base Metal 4 10/2021 USD 210,850 (19,261)
LME Lead Base Metal 6 10/2021 USD 318,000 (26,866)
LME Lead Base Metal 7 10/2021 USD 368,338 (45,205)
LME Lead Base Metal 8 10/2021 USD 420,900 (49,921)
LME Lead Base Metal 11 10/2021 USD 583,000 (51,729)
LME Lead Base Metal 13 10/2021 USD 686,888 (68,906)
LME Lead Base Metal 17 10/2021 USD 894,413 (106,215)
LME Lead Base Metal 21 10/2021 USD 1,113,000 (102,955)
LME Nickel Base Metal 1 10/2021 USD 110,145 1,632
LME Nickel Base Metal 2 10/2021 USD 215,286 (17,999)
LME Nickel Base Metal 2 10/2021 USD 215,377 (3,549)
LME Nickel Base Metal 4 10/2021 USD 430,572 (29,544)
LME Nickel Base Metal 5 10/2021 USD 538,395 (34,020)
LME Nickel Base Metal 6 10/2021 USD 645,849 (68,979)
LME Nickel Base Metal 6 10/2021 USD 646,128 (13,615)
LME Nickel Base Metal 6 10/2021 USD 645,948 (17,244)
LME Zinc Base Metal 1 10/2021 USD 74,416 1,163
LME Zinc Base Metal 1 10/2021 USD 74,450 1,047
LME Zinc Base Metal 2 10/2021 USD 148,957 361
LME Zinc Base Metal 5 10/2021 USD 380,175 11,554
LME Zinc Base Metal 11 10/2021 USD 818,813 8,806
LME Zinc Base Metal 16 10/2021 USD 1,191,800 (10,831)
NY Harbor ULSD 45 10/2021 USD 4,419,765 338,158
RBOB Gasoline 22 10/2021 USD 2,027,256 121,819
Brent Crude Oil 685 11/2021 USD 53,108,050 1,266,368
LME Aluminum Base Metal 7 11/2021 USD 499,931 39,664
LME Aluminum Base Metal 8 11/2021 USD 571,320 49,896
LME Aluminum Base Metal 9 11/2021 USD 642,443 65,741
LME Aluminum Base Metal 18 11/2021 USD 1,285,200 122,082
LME Aluminum Base Metal 19 11/2021 USD 1,354,928 109,422
LME Aluminum Base Metal 21 11/2021 USD 1,498,844 162,656
LME Aluminum Base Metal 27 11/2021 USD 1,926,133 181,133
LME Aluminum Base Metal 33 11/2021 USD 2,353,585 212,612
LME Aluminum Base Metal 40 11/2021 USD 2,856,750 286,632

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 54 11/2021 USD $ 3,857,625 $ 333,966
LME Aluminum Base Metal 55 11/2021 USD 3,929,186 209,649
LME Aluminum Base Metal 56 11/2021 USD 4,000,290 387,929
LME Aluminum Base Metal 87 11/2021 USD 6,215,128 452,446
LME Aluminum Base Metal 100 11/2021 USD 7,141,875 746,580
LME Copper Base Metal 2 11/2021 USD 446,991 (32,146)
LME Copper Base Metal 2 11/2021 USD 446,913 (24,843)
LME Copper Base Metal 6 11/2021 USD 1,340,796 (82,367)
LME Copper Base Metal 6 11/2021 USD 1,340,588 (69,428)
LME Copper Base Metal 11 11/2021 USD 2,458,341 (142,587)
LME Copper Base Metal 12 11/2021 USD 2,681,175 (166,430)
LME Copper Base Metal 19 11/2021 USD 4,244,481 (128,727)
LME Copper Base Metal 21 11/2021 USD 4,691,269 (226,864)
LME Copper Base Metal 21 11/2021 USD 4,691,269 (204,313)
LME Copper Base Metal 26 11/2021 USD 5,808,238 (20,520)
LME Lead Base Metal 1 11/2021 USD 52,566 (5,609)
LME Lead Base Metal 1 11/2021 USD 52,638 (6,090)
LME Lead Base Metal 4 11/2021 USD 209,800 (18,911)
LME Lead Base Metal 7 11/2021 USD 367,150 (35,074)
LME Lead Base Metal 10 11/2021 USD 526,018 (38,009)
LME Lead Base Metal 10 11/2021 USD 526,375 (72,177)
LME Lead Base Metal 11 11/2021 USD 576,950 (54,065)
LME Lead Base Metal 17 11/2021 USD 891,650 (75,270)
LME Lead Base Metal 28 11/2021 USD 1,468,600 (114,009)
LME Nickel Base Metal 1 11/2021 USD 107,581 (7,745)
LME Nickel Base Metal 1 11/2021 USD 107,643 (9,120)
LME Nickel Base Metal 1 11/2021 USD 107,634 (8,716)
LME Nickel Base Metal 1 11/2021 USD 107,583 (3,636)
LME Nickel Base Metal 2 11/2021 USD 215,226 (12,620)
LME Nickel Base Metal 3 11/2021 USD 322,918 (31,781)
LME Nickel Base Metal 4 11/2021 USD 430,322 (39,305)
LME Nickel Base Metal 7 11/2021 USD 753,470 (74,791)
LME Zinc Base Metal 1 11/2021 USD 74,598 1,070
LME Zinc Base Metal 1 11/2021 USD 74,581 (920)
LME Zinc Base Metal 2 11/2021 USD 149,050 395
LME Zinc Base Metal 3 11/2021 USD 223,799 2,240
LME Zinc Base Metal 5 11/2021 USD 372,969 5,260
LME Zinc Base Metal 6 11/2021 USD 447,413 (166)
LME Zinc Base Metal 12 11/2021 USD 894,450 (5,785)
LME Zinc Base Metal 16 11/2021 USD 1,193,700 (16,534)
LME Zinc Base Metal 17 11/2021 USD 1,267,563 8,474
LME Zinc Base Metal 19 11/2021 USD 1,417,638 (15,065)
LME Zinc Base Metal 29 11/2021 USD 2,163,494 (7,485)
LME Zinc Base Metal 31 11/2021 USD 2,310,081 (48,588)
Natural Gas 102 11/2021 USD 6,110,820 634,285
NY Harbor ULSD 131 11/2021 USD 12,830,114 180,768
RBOB Gasoline 53 11/2021 USD 4,799,479 58,916
100 oz Gold 197 12/2021 USD 34,612,900 (1,093,402)
Cocoa 22 12/2021 USD 583,440 41,672
Coffee 'C' 93 12/2021 USD 6,765,750 356,153
Corn 1,086 12/2021 USD 29,145,525 (926,882)
Cotton No. 2 121 12/2021 USD 6,400,900 974,983
Lean Hogs 74 12/2021 USD 2,527,840 106,440
Live Cattle 352 12/2021 USD 17,702,080 (871,524)
LME Aluminum Base Metal 2 12/2021 USD 142,800 (4,836)
LME Aluminum Base Metal 2 12/2021 USD 142,900 (589)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 12/2021 USD $ 214,144 $ (2,465)
LME Aluminum Base Metal 6 12/2021 USD 428,663 (3,352)
LME Aluminum Base Metal 11 12/2021 USD 785,538 (20,589)
LME Aluminum Base Metal 13 12/2021 USD 928,723 51,185
LME Aluminum Base Metal 13 12/2021 USD 928,762 7,674
LME Aluminum Base Metal 16 12/2021 USD 1,143,052 56,205
LME Aluminum Base Metal 19 12/2021 USD 1,357,788 (19,769)
LME Aluminum Base Metal 29 12/2021 USD 2,072,594 (73,492)
LME Aluminum Base Metal 30 12/2021 USD 2,141,813 (3,276)
LME Aluminum Base Metal 41 12/2021 USD 2,927,277 (62,769)
LME Aluminum Base Metal 117 12/2021 USD 8,352,718 (36,481)
LME Aluminum Base Metal 827 12/2021 USD 59,073,645 6,424,451
LME Copper Base Metal 1 12/2021 USD 223,356 (13,146)
LME Copper Base Metal 1 12/2021 USD 223,431 (14,571)
LME Copper Base Metal 2 12/2021 USD 446,863 (22,043)
LME Copper Base Metal 2 12/2021 USD 446,688 (17,600)
LME Copper Base Metal 7 12/2021 USD 1,563,975 (122,737)
LME Copper Base Metal 7 12/2021 USD 1,563,868 (77,300)
LME Copper Base Metal 7 12/2021 USD 1,563,406 (60,500)
LME Copper Base Metal 8 12/2021 USD 1,787,300 (18,971)
LME Copper Base Metal 8 12/2021 USD 1,786,750 (19,461)
LME Copper Base Metal 11 12/2021 USD 2,457,411 (104,077)
LME Copper Base Metal 12 12/2021 USD 2,680,125 (100,554)
LME Copper Base Metal 34 12/2021 USD 7,593,688 (123,552)
LME Copper Base Metal 213 12/2021 USD 47,585,531 (2,089,931)
LME Lead Base Metal 1 12/2021 USD 52,450 (4,991)
LME Lead Base Metal 1 12/2021 USD 52,306 (3,046)
LME Lead Base Metal 2 12/2021 USD 104,638 (1,368)
LME Lead Base Metal 2 12/2021 USD 104,900 (9,605)
LME Lead Base Metal 2 12/2021 USD 104,642 (1,614)
LME Lead Base Metal 3 12/2021 USD 157,350 (14,185)
LME Lead Base Metal 4 12/2021 USD 209,700 (18,011)
LME Lead Base Metal 4 12/2021 USD 209,800 (22,211)
LME Lead Base Metal 7 12/2021 USD 367,150 (34,339)
LME Lead Base Metal 10 12/2021 USD 523,250 (19,076)
LME Lead Base Metal 15 12/2021 USD 784,718 (21,185)
LME Lead Base Metal 199 12/2021 USD 10,427,600 (1,042,380)
LME Nickel Base Metal 1 12/2021 USD 107,592 (8,091)
LME Nickel Base Metal 1 12/2021 USD 107,595 (9,094)
LME Nickel Base Metal 1 12/2021 USD 107,597 (6,634)
LME Nickel Base Metal 1 12/2021 USD 107,592 (11,341)
LME Nickel Base Metal 3 12/2021 USD 322,857 (12,792)
LME Nickel Base Metal 5 12/2021 USD 537,941 (43,574)
LME Nickel Base Metal 6 12/2021 USD 645,669 (87,316)
LME Nickel Base Metal 7 12/2021 USD 753,270 (93,309)
LME Nickel Base Metal 7 12/2021 USD 753,312 (17,199)
LME Nickel Base Metal 7 12/2021 USD 753,089 (58,351)
LME Nickel Base Metal 8 12/2021 USD 860,640 (71,676)
LME Nickel Base Metal 10 12/2021 USD 1,076,160 (110,124)
LME Nickel Base Metal 155 12/2021 USD 16,680,945 (962,878)
LME Zinc Base Metal 2 12/2021 USD 149,325 (3,235)
LME Zinc Base Metal 3 12/2021 USD 224,084 (6,061)
LME Zinc Base Metal 4 12/2021 USD 298,684 (5,053)
LME Zinc Base Metal 5 12/2021 USD 373,044 (1,471)
LME Zinc Base Metal 5 12/2021 USD 373,336 (12,300)
LME Zinc Base Metal 6 12/2021 USD 448,007 (18,341)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 15 12/2021 USD $ 1,120,500 $ (15,787)
LME Zinc Base Metal 243 12/2021 USD 18,146,025 (30,501)
Silver 115 12/2021 USD 12,677,025 (1,825,236)
Soybean Meal 207 12/2021 USD 6,804,090 (660,760)
Soybean Oil 293 12/2021 USD 10,317,702 215,460
Soybean 317 1/2022 USD 20,058,175 (361,299)
Sugar No. 11 729 2/2022 USD 16,607,203 490,061
Platinum 70 8/2022 JPY 1,073,004 (10,110)
876,029
Short Contracts
LME Aluminum Base Metal (1) 10/2021 USD (71,268) (8,971)
LME Aluminum Base Metal (1) 10/2021 USD (71,259) (8,962)
LME Aluminum Base Metal (3) 10/2021 USD (213,751) (25,536)
LME Aluminum Base Metal (3) 10/2021 USD (213,645) (27,265)
LME Aluminum Base Metal (4) 10/2021 USD (284,950) (35,812)
LME Aluminum Base Metal (5) 10/2021 USD (355,754) (45,525)
LME Aluminum Base Metal (6) 10/2021 USD (426,533) (48,952)
LME Aluminum Base Metal (27) 10/2021 USD (1,924,472) (195,689)
LME Aluminum Base Metal (47) 10/2021 USD (3,401,155) (446,794)
LME Copper Base Metal (1) 10/2021 USD (223,550) 10,585
LME Copper Base Metal (1) 10/2021 USD (223,628) 13,556
LME Copper Base Metal (2) 10/2021 USD (447,263) 18,982
LME Copper Base Metal (2) 10/2021 USD (447,025) 17,370
LME Copper Base Metal (2) 10/2021 USD (446,975) 31,620
LME Copper Base Metal (3) 10/2021 USD (670,473) 59,569
LME Copper Base Metal (3) 10/2021 USD (670,444) 28,923
LME Copper Base Metal (3) 10/2021 USD (670,468) 60,699
LME Copper Base Metal (3) 10/2021 USD (670,853) 36,689
LME Copper Base Metal (4) 10/2021 USD (893,930) 55,634
LME Copper Base Metal (5) 10/2021 USD (1,117,954) 53,571
LME Copper Base Metal (9) 10/2021 USD (2,011,435) 189,142
LME Copper Base Metal (14) 10/2021 USD (3,210,900) 68,514
LME Lead Base Metal (2) 10/2021 USD (107,850) 4,513
LME Lead Base Metal (3) 10/2021 USD (158,263) 13,455
LME Lead Base Metal (3) 10/2021 USD (158,675) 13,067
LME Lead Base Metal (4) 10/2021 USD (210,850) 19,648
LME Lead Base Metal (6) 10/2021 USD (318,000) 30,114
LME Lead Base Metal (7) 10/2021 USD (368,338) 45,400
LME Lead Base Metal (8) 10/2021 USD (420,900) 53,529
LME Lead Base Metal (11) 10/2021 USD (583,000) 51,063
LME Lead Base Metal (13) 10/2021 USD (686,888) 68,378
LME Lead Base Metal (17) 10/2021 USD (894,413) 105,568
LME Lead Base Metal (21) 10/2021 USD (1,113,000) 103,189
LME Nickel Base Metal (1) 10/2021 USD (110,145) (1,704)
LME Nickel Base Metal (2) 10/2021 USD (215,286) 19,033
LME Nickel Base Metal (2) 10/2021 USD (215,377) 3,617
LME Nickel Base Metal (4) 10/2021 USD (430,572) 31,244
LME Nickel Base Metal (5) 10/2021 USD (538,395) 25,572
LME Nickel Base Metal (6) 10/2021 USD (646,128) 12,114
LME Nickel Base Metal (6) 10/2021 USD (645,948) 17,396
LME Nickel Base Metal (6) 10/2021 USD (645,849) 65,429
LME Zinc Base Metal (1) 10/2021 USD (74,450) (1,203)
LME Zinc Base Metal (1) 10/2021 USD (74,416) (1,144)
LME Zinc Base Metal (2) 10/2021 USD (148,957) (613)
LME Zinc Base Metal (5) 10/2021 USD (380,175) (12,111)
LME Zinc Base Metal (11) 10/2021 USD (818,813) (10,345)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (16) 10/2021 USD $ (1,191,800) $ 8,703
WTI Crude Oil (82) 10/2021 USD (6,152,460) (534,868)
LME Aluminum Base Metal (7) 11/2021 USD (499,931) (42,032)
LME Aluminum Base Metal (8) 11/2021 USD (571,320) (49,291)
LME Aluminum Base Metal (9) 11/2021 USD (642,443) (63,270)
LME Aluminum Base Metal (18) 11/2021 USD (1,285,200) (121,255)
LME Aluminum Base Metal (19) 11/2021 USD (1,354,928) (110,619)
LME Aluminum Base Metal (21) 11/2021 USD (1,498,844) (160,447)
LME Aluminum Base Metal (27) 11/2021 USD (1,926,133) (180,013)
LME Aluminum Base Metal (33) 11/2021 USD (2,353,585) (213,954)
LME Aluminum Base Metal (40) 11/2021 USD (2,856,750) (285,671)
LME Aluminum Base Metal (54) 11/2021 USD (3,857,625) (319,509)
LME Aluminum Base Metal (55) 11/2021 USD (3,929,186) (219,860)
LME Aluminum Base Metal (56) 11/2021 USD (4,000,290) (376,421)
LME Aluminum Base Metal (87) 11/2021 USD (6,215,128) (427,187)
LME Aluminum Base Metal (100) 11/2021 USD (7,141,875) (743,860)
LME Copper Base Metal (2) 11/2021 USD (446,913) 25,023
LME Copper Base Metal (2) 11/2021 USD (446,991) 32,454
LME Copper Base Metal (6) 11/2021 USD (1,340,588) 63,168
LME Copper Base Metal (6) 11/2021 USD (1,340,796) 81,645
LME Copper Base Metal (11) 11/2021 USD (2,458,341) 137,631
LME Copper Base Metal (12) 11/2021 USD (2,681,175) 170,293
LME Copper Base Metal (19) 11/2021 USD (4,244,481) 141,619
LME Copper Base Metal (21) 11/2021 USD (4,691,269) 184,876
LME Copper Base Metal (21) 11/2021 USD (4,691,269) 224,351
LME Copper Base Metal (26) 11/2021 USD (5,808,238) 5,794
LME Lead Base Metal (1) 11/2021 USD (52,566) 5,256
LME Lead Base Metal (1) 11/2021 USD (52,638) 5,909
LME Lead Base Metal (4) 11/2021 USD (209,800) 18,795
LME Lead Base Metal (7) 11/2021 USD (367,150) 35,157
LME Lead Base Metal (10) 11/2021 USD (526,018) 40,214
LME Lead Base Metal (10) 11/2021 USD (526,375) 70,099
LME Lead Base Metal (11) 11/2021 USD (576,950) 52,496
LME Lead Base Metal (17) 11/2021 USD (891,650) 78,124
LME Lead Base Metal (28) 11/2021 USD (1,468,600) 108,767
LME Nickel Base Metal (1) 11/2021 USD (107,583) 3,909
LME Nickel Base Metal (1) 11/2021 USD (107,634) 9,427
LME Nickel Base Metal (1) 11/2021 USD (107,581) 7,856
LME Nickel Base Metal (1) 11/2021 USD (107,643) 9,535
LME Nickel Base Metal (2) 11/2021 USD (215,226) 13,608
LME Nickel Base Metal (3) 11/2021 USD (322,918) 30,023
LME Nickel Base Metal (4) 11/2021 USD (430,322) 41,027
LME Nickel Base Metal (7) 11/2021 USD (753,470) 71,700
LME Zinc Base Metal (1) 11/2021 USD (74,581) 1,391
LME Zinc Base Metal (1) 11/2021 USD (74,598) (1,119)
LME Zinc Base Metal (2) 11/2021 USD (149,050) (156)
LME Zinc Base Metal (3) 11/2021 USD (223,799) 141
LME Zinc Base Metal (5) 11/2021 USD (372,969) (4,471)
LME Zinc Base Metal (6) 11/2021 USD (447,413) 20
LME Zinc Base Metal (12) 11/2021 USD (894,450) (484)
LME Zinc Base Metal (16) 11/2021 USD (1,193,700) 11,853
LME Zinc Base Metal (17) 11/2021 USD (1,267,563) (7,488)
LME Zinc Base Metal (19) 11/2021 USD (1,417,638) 21,556
LME Zinc Base Metal (29) 11/2021 USD (2,163,494) 5,620
LME Zinc Base Metal (31) 11/2021 USD (2,310,081) 44,277
Low Sulphur Gasoil (13) 11/2021 USD (878,150) (98,183)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
WTI Crude Oil (323) 11/2021 USD $ (24,128,100) $ 14,592
LME Aluminum Base Metal (2) 12/2021 USD (142,900) 944
LME Aluminum Base Metal (2) 12/2021 USD (142,800) 4,232
LME Aluminum Base Metal (3) 12/2021 USD (214,144) 4,190
LME Aluminum Base Metal (6) 12/2021 USD (428,663) 3,890
LME Aluminum Base Metal (11) 12/2021 USD (785,538) 16,484
LME Aluminum Base Metal (13) 12/2021 USD (928,723) (58,404)
LME Aluminum Base Metal (13) 12/2021 USD (928,762) (8,821)
LME Aluminum Base Metal (16) 12/2021 USD (1,143,052) (57,511)
LME Aluminum Base Metal (19) 12/2021 USD (1,357,788) 20,935
LME Aluminum Base Metal (29) 12/2021 USD (2,072,594) 48,514
LME Aluminum Base Metal (30) 12/2021 USD (2,141,813) 6,391
LME Aluminum Base Metal (41) 12/2021 USD (2,927,277) 65,001
LME Aluminum Base Metal (117) 12/2021 USD (8,352,718) 56,731
LME Aluminum Base Metal (743) 12/2021 USD (53,073,419) (3,407,609)
LME Copper Base Metal (1) 12/2021 USD (223,356) 12,744
LME Copper Base Metal (1) 12/2021 USD (223,431) 14,654
LME Copper Base Metal (2) 12/2021 USD (446,863) 22,405
LME Copper Base Metal (2) 12/2021 USD (446,688) 18,807
LME Copper Base Metal (7) 12/2021 USD (1,563,868) 79,007
LME Copper Base Metal (7) 12/2021 USD (1,563,406) 55,200
LME Copper Base Metal (7) 12/2021 USD (1,563,975) 130,182
LME Copper Base Metal (8) 12/2021 USD (1,787,300) 41,079
LME Copper Base Metal (8) 12/2021 USD (1,786,750) 20,699
LME Copper Base Metal (11) 12/2021 USD (2,457,411) 98,124
LME Copper Base Metal (12) 12/2021 USD (2,680,125) 94,843
LME Copper Base Metal (34) 12/2021 USD (7,593,688) 133,465
LME Copper Base Metal (67) 12/2021 USD (14,968,219) 501,891
LME Lead Base Metal (1) 12/2021 USD (52,306) 3,078
LME Lead Base Metal (1) 12/2021 USD (52,450) 4,497
LME Lead Base Metal (2) 12/2021 USD (104,642) 1,551
LME Lead Base Metal (2) 12/2021 USD (104,638) 1,583
LME Lead Base Metal (2) 12/2021 USD (104,900) 9,166
LME Lead Base Metal (3) 12/2021 USD (157,350) 14,580
LME Lead Base Metal (4) 12/2021 USD (209,700) 17,409
LME Lead Base Metal (4) 12/2021 USD (209,800) 21,823
LME Lead Base Metal (7) 12/2021 USD (367,150) 33,582
LME Lead Base Metal (10) 12/2021 USD (523,250) 17,521
LME Lead Base Metal (15) 12/2021 USD (784,718) 25,542
LME Lead Base Metal (152) 12/2021 USD (7,964,800) 617,517
LME Nickel Base Metal (1) 12/2021 USD (107,597) 6,200
LME Nickel Base Metal (1) 12/2021 USD (107,595) 8,922
LME Nickel Base Metal (1) 12/2021 USD (107,592) 7,595
LME Nickel Base Metal (1) 12/2021 USD (107,592) 8,604
LME Nickel Base Metal (3) 12/2021 USD (322,857) 11,933
LME Nickel Base Metal (5) 12/2021 USD (537,941) 43,294
LME Nickel Base Metal (6) 12/2021 USD (645,669) 89,433
LME Nickel Base Metal (7) 12/2021 USD (753,312) 6,409
LME Nickel Base Metal (7) 12/2021 USD (753,089) 58,961
LME Nickel Base Metal (7) 12/2021 USD (753,270) 92,169
LME Nickel Base Metal (8) 12/2021 USD (860,640) 76,776
LME Nickel Base Metal (10) 12/2021 USD (1,076,160) 117,811
LME Nickel Base Metal (46) 12/2021 USD (4,950,474) 324,885
LME Zinc Base Metal (2) 12/2021 USD (149,325) 2,694
LME Zinc Base Metal (3) 12/2021 USD (224,084) 6,304
LME Zinc Base Metal (4) 12/2021 USD (298,684) 5,072

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (5) 12/2021 USD $ (373,336) $ 12,649
LME Zinc Base Metal (5) 12/2021 USD (373,044) 357
LME Zinc Base Metal (6) 12/2021 USD (448,007) 16,379
LME Zinc Base Metal (15) 12/2021 USD (1,120,500) 9,841
LME Zinc Base Metal (36) 12/2021 USD (2,688,300) 21,345
Low Sulphur Gasoil (65) 12/2021 USD (4,361,500) (54,887)
Wheat (275) 12/2021 USD (9,975,625) 320,969
Feeder Cattle (53) 1/2022 USD (4,085,638) 146,532
(1,700,529)
$ (824,500)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 92.0%
COMMON STOCKS - 4.3%
Italy - 3.4%
A2A SpA (a) 1,090,511 2,234,608
Assicurazioni Generali SpA (a) 97,401 2,062,875
Azimut Holding SpA (a) 32,903 901,329
Banco BPM SpA (a) 247,522 774,435
Buzzi Unicem SpA (a) 133,119 3,023,710
DiaSorin SpA (a) 1,227 256,948
Enel SpA (a) 12,807 98,297
Eni SpA (a) 167,122 2,228,606
Hera SpA (a) 436,845 1,781,028
Intesa Sanpaolo SpA (a) 187,224 530,029
Italgas SpA (a) 146,898 939,299
Leonardo SpA *(a) 426,768 3,490,177
Mediobanca Banca di Credito
Finanziario SpA *(a) 21,768 261,891
Pirelli & C SpA (a)(b) 24,160 141,343
Prysmian SpA (a) 28,630 1,000,003
Saipem SpA *(a) 45,519 111,700
Telecom Italia SpA (a) 5,197,104 2,032,126
Unipol Gruppo SpA (a) 643,667 3,740,842
25,609,246
—
United Kingdom - 0.1%
CNH Industrial NV (a) 43,553 732,085
United States - 0.8%
Stellantis NV (a) 315,768 6,009,424
TOTAL COMMON STOCKS
(Cost $27,996,651) 32,350,755
SHORT-TERM INVESTMENTS - 87.7%
INVESTMENT COMPANIES - 37.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(c)(d) 24,801,181 24,801,181
Limited Purpose Cash Investment
Fund, 0.01% (1)(c)(e) 255,420,495 255,318,313
TOTAL INVESTMENT COMPANIES
(Cost $280,119,494) 280,119,494
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 50.2%
U.S. Treasury Bills
0.04%, 10/7/2021 (f)(g) $ 49,111,000 49,110,693
0.04%, 10/14/2021 (f)(h) 23,794,000 23,793,764
0.04%, 10/21/2021 (f)(g) 504,000 503,978
0.03%, 10/28/2021 (f)(g) 28,996,000 28,994,559
0.04%, 11/4/2021 (f)(h) 15,343,000 15,341,913
0.04%, 11/12/2021 (f)(h) 57,616,000 57,612,640
0.03%, 11/18/2021 (f)(h) 3,800,000 3,799,854
0.03%, 11/26/2021 (f)(g) 15,872,000 15,871,074
0.04%, 12/9/2021 (f)(h) 23,117,000 23,115,745
0.04%, 12/16/2021 (f)(g) 5,906,000 5,905,551
0.05%, 1/27/2022 (f)(g) 1,564,000 1,563,768
0.05%, 2/10/2022 (f)(h) 10,477,000 10,475,271
0.05%, 2/17/2022 (f)(g) 2,727,000 2,726,500
0.05%, 2/24/2022 (f)(g) 22,828,000 22,823,371
0.05%, 3/10/2022 (f)(h) 40,542,000 40,533,441
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 50.2% (continued)
0.05%, 3/17/2022 (f)(h) $ 46,678,000 46,667,715
0.05%, 3/24/2022 (f)(g) 24,463,000 24,457,384
0.05%, 3/31/2022 (f) 591,000 590,837
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $373,888,944) 373,888,058
TOTAL SHORT-TERM INVESTMENTS
(Cost $654,008,438) 654,007,552
TOTAL LONG POSITIONS
(Cost $682,005,089) 686,358,307
SHARES
SHORT POSITIONS - (4.5)%
COMMON STOCKS - (4.5)%
Canada - (0.5)%
SNC-Lavalin Group, Inc. (1) (130,395) (3,621,740)
Italy - (3.9)%
Amplifon SpA (61,752) (2,934,797)
Atlantia SpA * (123,534) (2,331,295)
Banca Generali SpA * (3,769) (164,726)
Brembo SpA (59,864) (754,221)
Davide Campari-Milano NV (360,173) (5,059,430)
Ferrari NV (17,520) (3,656,424)
FinecoBank Banca Fineco SpA * (47,080) (850,353)
Infrastrutture Wireless Italiane SpA
(b) (156,379) (1,741,755)
Moncler SpA (20,628) (1,258,114)
Nexi SpA *(b) (199,708) (3,724,090)
Poste Italiane SpA (b) (25,955) (356,411)
Recordati Industria Chimica e
Farmaceutica SpA (32,507) (1,884,093)
Salvatore Ferragamo SpA * (34,594) (705,570)
Snam SpA (459,787) (2,543,491)
Terna - Rete Elettrica Nazionale (123,328) (875,235)
UniCredit SpA (72,845) (964,008)
(29,804,013)
—
Portugal - 0.0% (i)
Banco Espirito Santo SA
(Registered) (3)*(j) (216,618) (3)
United States - (0.1)%
Tenaris SA (39,428) (414,746)
TOTAL COMMON STOCKS
(Proceeds $(31,432,664)) (33,840,502)
TOTAL SHORT POSITIONS
(Proceeds $(31,432,664)) (33,840,502)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.5%
(Cost $650,572,425) 652,517,805
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.5% (k) 93,694,755
NET ASSETS - 100.0% 746,212,560

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $32,603,245. In addition,
$5,954,936 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $(5,680,913), which represents approximately (0.76)% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2021.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended September 30, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) All or a portion of the security pledged as collateral for swap and futures contracts.
(i) Represents less than 0.05% of net assets.
(j) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2021 amounted to $(3), which represents approximately (0.00)% of net assets of the fund.
(k) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 290,371 0.0% (i)
Consumer Discretionary (223,563) 0.0 (i )
Consumer Staples (5,059,429) (0.7)
Energy 1,925,560 0.3
Financials 5,935,901 0.8
Health Care (4,561,943) (0.6)
Industrials (730,770) (0.1)
Information Technology (3,724,090) (0.5)
Materials 3,023,710 0.4
Utilities 1,634,506 0.2
Short-Term Investments 654,007,552 87.7
Total Investments In Securities
At Value 652,517,805 87.5
Other Assets in Excess of
Liabilities (k) 93,694,755 12.5
Net Assets
$ 746,212,560 100.0%
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2021
Shares
Held At
9/30/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 34.2%
INVESTMENT COMPANIES - 34.2%
Limited Purpose
Cash Investment
Fund,
0.01% (1)^(a)
(Cost $255,318,313) $182,233,410 $1,040,622,638 $(967,539,431) $(10,306) $12,002 $255,318,313 255,420,495 $20,251 $–
^    No longer affiliated as of September 30, 2021.
(a) Represents 7-day effective yield as of September 30, 2021.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Forward effective interest rate swap contracts outstanding as of September 30, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 0.50% Qtrly 12/07/2023 AUD 32,400,000 $ 99,105 $ (24,902) $ 74,203
Pay 3M LIBOR Qtrly 0.50% Semi 12/15/2023 USD 68,600,000 123,026 (67,254) 55,772
Pay 6M EURIBOR Semi 0.25% Annual 3/16/2032 EUR 22,100,000 585,136 (499,716) 85,420
Receive 1D SONIA Annual 0.75% Annual 12/15/2031 GBP 158,800,000 (3,172,322) 7,055,711 3,883,389
Receive 1D SONIA Annual 0.75% Annual 3/16/2032 GBP 9,400,000 28,809 231,228 260,037
Receive 3M BA Qtrly 2.00% Semi 12/15/2031 CAD 14,200,000 (48,757) 62,572 13,815
Receive 3M BA Qtrly 2.00% Semi 3/15/2032 CAD 4,100,000 (62,006) 82,876 20,870
Receive 6M BBR Semi 1.50% Semi 12/11/2031 AUD 6,800,000 (72,187) 164,161 91,974
Receive 6M EURIBOR Semi 0.50% Annual 12/15/2023 EUR 199,900,000 137,496 315,849 453,345
Receive 6M EURIBOR Semi 0.50% Annual 3/18/2024 EUR 104,000,000 149,599 182,527 332,126
Receive 6M LIBOR Semi 0.00% Semi 12/20/2023 JPY 152,502,300,000 (694,262) 1,131,001 436,739
Receive 6M LIBOR Semi 0.00% Semi 3/21/2024 JPY 4,427,000,000 2,634 17,069 19,703
(2,923,729) 8,651,122 5,727,393
Pay 1D SONIA Annual 0.25% Annual 12/15/2023 GBP 782,700,000 (1,469,825) (5,492,736) (6,962,561)
Pay 1D SONIA Annual 0.25% Annual 3/18/2024 GBP 38,000,000 (231,527) (187,846) (419,373)
Pay 3M BA Qtrly 1.00% Semi 12/13/2023 CAD 65,700,000 (55,366) (30,570) (85,936)
Pay 3M BA Qtrly 1.00% Semi 3/14/2024 CAD 18,600,000 (17,235) (51,290) (68,525)
Pay 3M LIBOR Qtrly 0.50% Semi 3/18/2024 USD 165,800,000 (153,286) (123,543) (276,829)
Pay 6M BBR Semi 1.50% Semi 3/11/2032 AUD 8,400,000 24,216 (173,441) (149,225)
Pay 6M EURIBOR Semi 0.00% Annual 12/15/2031 EUR 39,600,000 269,363 (1,122,554) (853,191)
Pay 6M LIBOR Semi 0.00% Semi 12/17/2031 JPY 30,822,300,000 (1,929,636) (1,432,182) (3,361,818)
Pay 6M LIBOR Semi 0.00% Semi 3/17/2032 JPY 946,300,000 (77,814) (33,806) (111,620)
Receive 3M BBR Qtrly 0.50% Qtrly 3/07/2024 AUD 39,900,000 (55,109) 29,690 (25,419)
Receive 3M LIBOR Qtrly 1.75% Semi 12/15/2031 USD 14,300,000 (522,190) 281,293 (240,897)
Receive 3M LIBOR Qtrly 1.75% Semi 3/16/2032 USD 35,400,000 (1,011,180) 586,646 (424,534)
(5,229,589) (7,750,339) (12,979,928)
$ (8,153,318) $ 900,783 $ (7,252,535)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2021 were as follows:
1 Day Sterling Overnight Index Average (''SONIA''): 0.05%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.02%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.45%
3 Month London Interbank Offered Rate (''LIBOR''): 0.13%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.05%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.53%
6 Month London Interbank Offered Rate (''LIBOR''): 0.16%

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/27/2021 TRY 6,359,373 $ 2,392
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2021 USD (2,006,628) 18,486
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/28/2021 USD (1,936,220) 21,399
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/17/2021 CHF (22,737,960) 78,861
Tel Aviv Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/27/2021 ILS (20,906,216) 51,626
MSCI Israel Daily
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.80%) Monthly JPMC 12/15/2021 USD (281,992) 7,991
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly CITI 12/15/2021 MXN 54,160,754 270
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.24%) Monthly CITI 12/15/2021 EUR (80,686,329) 985,697
1,166,722
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/13/2021 BRL 21,600,735 (244,261)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/20/2021 TWD 54,140,800 (54,527)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/20/2021 TWD 690,295,200 (684,135)
WIG20 Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/17/2021 PLN 19,299,140 (135,453)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 USD 2,152,455 $ (80,305)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 12/15/2021 EUR 2,142,013 (60,249)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 12/15/2021 EUR 4,595,333 (40,860)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.09%)
Increases in
total return of
reference entity
Monthly CITI 12/15/2021 JPY 2,674,717,417 (291,980)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 12/15/2021 EUR 9,973,048 (790,091)
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 12/15/2021 PLN 1,431,301 (5,871)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly CITI 12/15/2021 SEK 37,773,893 (33,467)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.17%) Monthly CITI 12/15/2021 GBP (8,700,758) $ (152,353)
(2,573,552)
$ (1,406,830)
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 432 10/2021 EUR $ 77,095,736 $ (2,435,491)
Brent Crude Oil 573 10/2021 USD 44,871,630 2,408,987
CAC 40 10 Euro Index 784 10/2021 EUR 59,192,982 (1,010,721)
FTSE Bursa Malaysia KLCI Index 37 10/2021 MYR 679,637 2,331
LME Copper Base Metal 1 10/2021 USD 229,350 (3,971)
LME Copper Base Metal 3 10/2021 USD 670,772 (32,237)
LME Copper Base Metal 4 10/2021 USD 893,971 (86,231)
LME Copper Base Metal 5 10/2021 USD 1,117,885 (62,753)
LME Copper Base Metal 7 10/2021 USD 1,565,398 (97,908)
LME Copper Base Metal 8 10/2021 USD 1,788,834 (92,827)
Natural Gas 200 10/2021 USD 11,734,000 1,444,899
OMXS30 Index 1,712 10/2021 SEK 44,064,288 (594,631)
SGX FTSE Taiwan Index 272 10/2021 USD 16,091,520 (336,029)
WTI Crude Oil 90 10/2021 USD 6,752,700 459,128
LME Copper Base Metal 2 11/2021 USD 446,952 (24,054)
LME Copper Base Metal 16 11/2021 USD 3,574,300 (108,522)
LME Copper Base Metal 17 11/2021 USD 3,797,694 (16,249)
LME Copper Base Metal 26 11/2021 USD 5,810,116 (380,037)
LME Copper Base Metal 27 11/2021 USD 6,031,631 (262,924)
3 Month Canadian Bankers Acceptance 311 12/2021 CAD 61,087,093 (1,938)
3 Month Sterling 686 12/2021 GBP 115,279,586 (117,735)
ASX 90 Day Bank Accepted Bill 46 12/2021 AUD 33,253,240 4,330
Australia 10 Year Bond 2,721 12/2021 AUD 278,409,029 (5,309,699)
Canada 10 Year Bond 1,356 12/2021 CAD 153,382,378 (3,357,266)
Corn 228 12/2021 USD 6,118,950 (216,243)
Euro-Bund 32 12/2021 EUR 6,301,053 (5,812)
FTSE/MIB Index 418 12/2021 EUR 61,426,802 (597,486)
Japan 10 Year Bond 603 12/2021 JPY 820,669,482 (1,916,498)
KOSPI 200 Index 240 12/2021 KRW 20,346,284 (396,686)
LME Copper Base Metal 4 12/2021 USD 893,375 (14,536)
LME Copper Base Metal 7 12/2021 USD 1,563,406 (58,350)
LME Copper Base Metal 11 12/2021 USD 2,457,744 (160,285)
LME Copper Base Metal 13 12/2021 USD 2,904,327 (143,558)
LME Copper Base Metal 14 12/2021 USD 3,127,614 (109,923)
LME Copper Base Metal 15 12/2021 USD 3,350,344 (197,196)
LME Copper Base Metal 16 12/2021 USD 3,573,500 (138,240)
LME Copper Base Metal 16 12/2021 USD 3,573,500 (189,942)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 83 12/2021 USD $ 18,542,719 $ (572,913)
MEX BOLSA Index 23 12/2021 MXN 573,900 (3,454)
S&P/TSX 60 Index 31 12/2021 CAD 5,854,903 (48,302)
SET50 Index 144 12/2021 THB 819,015 (12,481)
TOPIX Index 996 12/2021 JPY 181,713,285 (2,370,097)
3 Month Canadian Bankers Acceptance 1,364 3/2022 CAD 267,609,348 (112,130)
3 Month Sterling 132 3/2022 GBP 22,124,274 932
3 Month Sterling 2,842 3/2022 GBP 476,342,331 (1,327,549)
ASX 90 Day Bank Accepted Bill 170 3/2022 AUD 122,880,291 9,431
3 Month Canadian Bankers Acceptance 1,386 6/2022 CAD 271,378,494 (238,708)
3 Month Sterling 152 6/2022 GBP 25,440,596 2,740
3 Month Sterling 2,886 6/2022 GBP 483,036,584 (1,616,645)
ASX 90 Day Bank Accepted Bill 150 6/2022 AUD 108,410,423 8,987
3 Month Canadian Bankers Acceptance 1,065 9/2022 CAD 208,074,816 (246,778)
3 Month Sterling 548 9/2022 GBP 91,613,903 (113,363)
3 Month Sterling 1,804 9/2022 GBP 301,590,294 (892,812)
ASX 90 Day Bank Accepted Bill 99 9/2022 AUD 71,531,483 (4,165)
(21,693,610)
Short Contracts
Hang Seng Index (34) 10/2021 HKD (5,355,514) (12,548)
HSCEI (240) 10/2021 HKD (13,443,379) (53,092)
HSCEI (286) 10/2021 HKD (16,020,027) (150,392)
IBEX 35 Index (797) 10/2021 EUR (81,393,441) (473,267)
LME Copper Base Metal (1) 10/2021 USD (229,350) 3,794
LME Copper Base Metal (3) 10/2021 USD (670,772) 32,457
LME Copper Base Metal (4) 10/2021 USD (893,971) 85,418
LME Copper Base Metal (5) 10/2021 USD (1,117,885) 64,508
LME Copper Base Metal (7) 10/2021 USD (1,565,398) 93,924
LME Copper Base Metal (8) 10/2021 USD (1,788,834) 94,016
MSCI Singapore Index (304) 10/2021 SGD (7,914,568) 122,418
SGX NIFTY 50 Index (161) 10/2021 USD (5,667,844) 52,708
LME Copper Base Metal (2) 11/2021 USD (446,952) 25,955
LME Copper Base Metal (16) 11/2021 USD (3,574,300) 109,658
LME Copper Base Metal (17) 11/2021 USD (3,797,694) 5,712
LME Copper Base Metal (26) 11/2021 USD (5,810,116) 379,739
LME Copper Base Metal (27) 11/2021 USD (6,031,631) 272,798
Soybean (233) 11/2021 USD (14,632,400) 1,979,407
100 oz Gold (550) 12/2021 USD (96,635,000) 2,822,389
3 Month Eurodollar (769) 12/2021 USD (191,923,175) (120,714)
DAX Index (105) 12/2021 EUR (46,485,744) 865,171
EURO STOXX 50 Index (95) 12/2021 EUR (4,454,551) 134,814
FTSE 100 Index (311) 12/2021 GBP (29,640,893) (265,037)
FTSE/JSE Top 40 Index (179) 12/2021 ZAR (6,915,846) (42,949)
LME Copper Base Metal (4) 12/2021 USD (893,375) 15,804
LME Copper Base Metal (7) 12/2021 USD (1,563,406) 55,325
LME Copper Base Metal (11) 12/2021 USD (2,457,744) 172,750
LME Copper Base Metal (13) 12/2021 USD (2,904,327) 152,114
LME Copper Base Metal (14) 12/2021 USD (3,127,614) 100,045
LME Copper Base Metal (15) 12/2021 USD (3,350,344) 184,885
LME Copper Base Metal (16) 12/2021 USD (3,573,500) 125,458
LME Copper Base Metal (16) 12/2021 USD (3,573,500) 196,442
LME Copper Base Metal (217) 12/2021 USD (48,479,156) 2,138,853
Long Gilt (2,750) 12/2021 GBP (464,687,944) 13,422,236
S&P 500 E-Mini Index (523) 12/2021 USD (112,386,163) 3,473,949
Silver (105) 12/2021 USD (11,574,675) 836,711
SPI 200 Index (181) 12/2021 AUD (23,857,946) (414,449)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
U.S. Treasury 10 Year Note (259) 12/2021 USD $ (34,119,203) $ (44,030)
3 Month Eurodollar (2,460) 3/2022 USD (614,108,250) (430,898)
3 Month Eurodollar (2,460) 6/2022 USD (613,739,250) (209,670)
3 Month Eurodollar (2,008) 9/2022 USD (500,443,800) 90,938
25,893,350
$ 4,199,740
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 40,866,498 USD 29,316,096 CITI 12/15/2021 $ 238,866
AUD 40,866,496 USD 29,316,131 JPMC 12/15/2021 238,830
BRL 15,136,498 USD 2,739,363 CITI
**
12/15/2021 5,275
BRL 15,136,496 USD 2,739,366 JPMC
**
12/15/2021 5,271
CAD 9,532,670 USD 7,393,042 CITI 12/15/2021 133,025
CAD 9,532,667 USD 7,393,049 JPMC 12/15/2021 133,016
CLP 779,000 USD 949 CITI
**
12/15/2021 6
CLP 779,000 USD 949 JPMC
**
12/15/2021 6
CNY 127,941,000 USD 19,627,274 CITI
**
12/15/2021 99,569
CNY 127,941,000 USD 19,627,298 JPMC
**
12/15/2021 99,541
HUF 170,000,000 USD 545,352 CITI 12/15/2021 1,146
HUF 170,000,000 USD 545,353 JPMC 12/15/2021 1,145
ILS 178,312 USD 55,153 CITI 12/15/2021 195
ILS 178,310 USD 55,152 JPMC 12/15/2021 195
INR 516,468,262 USD 6,871,547 CITI
**
12/15/2021 28,248
INR 516,468,254 USD 6,871,555 JPMC
**
12/15/2021 28,241
NOK 120,125,571 USD 13,405,249 CITI 12/15/2021 327,878
NOK 120,125,566 USD 13,405,265 JPMC 12/15/2021 327,861
NZD 14,796,964 USD 10,114,611 CITI 12/15/2021 94,546
NZD 14,796,964 USD 10,114,623 JPMC 12/15/2021 94,533
SGD 3,151,501 USD 2,319,867 CITI 12/15/2021 795
SGD 3,151,499 USD 2,319,868 JPMC 12/15/2021 792
TWD 70,244,540 USD 2,528,791 CITI
**
12/15/2021 6,748
TWD 70,244,539 USD 2,528,795 JPMC
**
12/15/2021 6,746
USD 4,024,484 AUD 5,487,000 CITI 12/15/2021 56,244
USD 4,024,479 AUD 5,487,000 JPMC 12/15/2021 56,238
USD 4,608,485 BRL 24,675,004 CITI
**
12/15/2021 134,270
USD 4,608,478 BRL 24,674,996 JPMC
**
12/15/2021 134,264
USD 12,890,363 CAD 16,272,500 CITI 12/15/2021 43,182
USD 12,890,346 CAD 16,272,500 JPMC 12/15/2021 43,166
USD 94,469,347 CHF 86,392,668 CITI 12/15/2021 1,590,603
USD 94,469,224 CHF 86,392,663 JPMC 12/15/2021 1,590,484
USD 38,120 CLP 30,314,000 CITI
**
12/15/2021 984
USD 38,120 CLP 30,314,000 JPMC
**
12/15/2021 984
USD 850,749 DKK 5,386,212 CITI 12/15/2021 10,538
USD 850,748 DKK 5,386,211 JPMC 12/15/2021 10,537
USD 13,494,811 EUR 11,480,832 CITI 12/15/2021 175,198
USD 13,494,788 EUR 11,480,827 JPMC 12/15/2021 175,181
USD 43,725,327 GBP 31,924,379 CITI 12/15/2021 705,081
USD 43,725,262 GBP 31,924,372 JPMC 12/15/2021 705,026
USD 4,970,180 HUF 1,484,500,000 CITI 12/15/2021 197,964

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 4,970,174 HUF 1,484,500,000 JPMC 12/15/2021 $ 197,957
USD 10,089,073 ILS 32,474,512 CITI 12/15/2021 9,049
USD 10,089,060 ILS 32,474,510 JPMC 12/15/2021 9,036
USD 403,995 INR 30,000,000 CITI
**
12/15/2021 3,208
USD 403,995 INR 30,000,000 JPMC
**
12/15/2021 3,208
USD 1,662,265 JPY 181,446,500 CITI 12/15/2021 30,854
USD 1,662,263 JPY 181,446,500 JPMC 12/15/2021 30,852
USD 27,896,356 KRW 32,611,113,480 CITI
**
12/15/2021 389,469
USD 27,896,321 KRW 32,611,113,480 JPMC
**
12/15/2021 389,433
USD 3,041,086 MXN 61,994,500 CITI 12/15/2021 69,664
USD 3,041,083 MXN 61,994,500 JPMC 12/15/2021 69,660
USD 7,278,495 NOK 63,154,114 CITI 12/15/2021 58,522
USD 7,278,486 NOK 63,154,115 JPMC 12/15/2021 58,514
USD 12,860,785 NZD 18,106,500 CITI 12/15/2021 368,216
USD 12,860,769 NZD 18,106,500 JPMC 12/15/2021 368,200
USD 6,634,154 PLN 25,599,999 CITI 12/15/2021 199,100
USD 6,634,145 PLN 25,599,997 JPMC 12/15/2021 199,091
USD 6,018,092 SEK 52,267,979 CITI 12/15/2021 43,335
USD 6,018,084 SEK 52,267,974 JPMC 12/15/2021 43,328
USD 6,628,912 SGD 8,944,473 CITI 12/15/2021 42,495
USD 6,628,899 SGD 8,944,466 JPMC 12/15/2021 42,487
USD 174,613 THB 5,855,504 CITI 12/15/2021 1,625
USD 174,613 THB 5,855,496 JPMC 12/15/2021 1,625
USD 2,782,926 TWD 76,656,628 CITI
**
12/15/2021 15,937
USD 2,782,923 TWD 76,656,624 JPMC
**
12/15/2021 15,933
USD 4,055,182 ZAR 60,856,751 CITI 12/15/2021 54,905
USD 4,055,177 ZAR 60,856,750 JPMC 12/15/2021 54,899
ZAR 136,253,999 USD 8,808,780 CITI 12/15/2021 147,559
ZAR 136,253,999 USD 8,808,791 JPMC 12/15/2021 147,549
Total unrealized appreciation 10,568,128
AUD 40,866,499 USD 30,011,400 CITI 12/15/2021 (456,438)
AUD 40,866,496 USD 30,011,065 JPMC 12/15/2021 (456,105)
BRL 130,163,489 USD 24,277,551 CITI
**
12/15/2021 (675,550)
BRL 130,163,483 USD 24,277,580 JPMC
**
12/15/2021 (675,579)
CAD 28,598,509 USD 22,669,240 CITI 12/15/2021 (90,645)
CAD 28,598,504 USD 22,669,264 JPMC 12/15/2021 (90,673)
CLP 175,315,500 USD 221,472 CITI
**
12/15/2021 (6,701)
CLP 175,315,500 USD 221,472 JPMC
**
12/15/2021 (6,703)
EUR 51,005,146 USD 59,977,682 CITI 12/15/2021 (803,503)
EUR 51,005,141 USD 60,000,364 JPMC 12/15/2021 (826,189)
GBP 1,769,000 USD 2,415,552 CITI 12/15/2021 (31,705)
GBP 1,769,000 USD 2,415,555 JPMC 12/15/2021 (31,708)
HUF 40,000,000 USD 129,440 CITI 12/15/2021 (852)
HUF 40,000,000 USD 129,440 JPMC 12/15/2021 (853)
ILS 277,190 USD 86,121 CITI 12/15/2021 (82)
ILS 277,188 USD 86,121 JPMC 12/15/2021 (82)
INR 222,156,088 USD 3,002,655 CITI
**
12/15/2021 (34,744)
INR 222,156,086 USD 3,002,659 JPMC
**
12/15/2021 (34,749)
JPY 12,012,518,680 USD 109,435,451 CITI 12/15/2021 (1,429,238)
JPY 12,012,518,676 USD 109,435,588 JPMC 12/15/2021 (1,429,373)
KRW 832,701,500 USD 710,024 CITI
**
12/15/2021 (7,655)
KRW 832,701,500 USD 710,025 JPMC
**
12/15/2021 (7,656)
MXN 336,287,672 USD 16,317,877 CITI 12/15/2021 (199,468)
MXN 336,287,669 USD 16,317,897 JPMC 12/15/2021 (199,488)
NOK 184,946,190 USD 21,398,214 CITI 12/15/2021 (254,595)
NOK 184,946,190 USD 21,398,241 JPMC 12/15/2021 (254,621)
NZD 34,273,965 USD 23,908,522 CITI 12/15/2021 (261,220)
NZD 34,273,964 USD 23,908,551 JPMC 12/15/2021 (261,250)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PLN 3,300,000 USD 837,131 CITI 12/15/2021 $ (7,612)
PLN 3,300,000 USD 837,132 JPMC 12/15/2021 (7,613)
SEK 21,196,000 USD 2,438,247 CITI 12/15/2021 (15,331)
SEK 21,196,000 USD 2,438,250 JPMC 12/15/2021 (15,334)
THB 5,855,504 USD 177,526 CITI 12/15/2021 (4,539)
THB 5,855,496 USD 177,526 JPMC 12/15/2021 (4,539)
TWD 88,051,620 USD 3,195,443 CITI
**
12/15/2021 (17,141)
TWD 88,051,617 USD 3,195,447 JPMC
**
12/15/2021 (17,146)
USD 10,926,898 AUD 15,287,500 CITI 12/15/2021 (129,139)
USD 10,926,884 AUD 15,287,500 JPMC 12/15/2021 (129,152)
USD 2,736,562 BRL 15,200,000 CITI
**
12/15/2021 (19,591)
USD 2,736,559 BRL 15,200,000 JPMC
**
12/15/2021 (19,594)
USD 9,639,238 CAD 12,252,000 CITI 12/15/2021 (33,747)
USD 9,639,226 CAD 12,252,000 JPMC 12/15/2021 (33,759)
USD 4,937,034 CNY 32,163,250 CITI
**
12/15/2021 (22,122)
USD 4,937,027 CNY 32,163,250 JPMC
**
12/15/2021 (22,128)
USD 9,083,771 ILS 29,369,035 CITI 12/15/2021 (32,320)
USD 9,083,760 ILS 29,369,034 JPMC 12/15/2021 (32,331)
USD 731,771 INR 55,000,000 CITI
**
12/15/2021 (3,005)
USD 731,771 INR 55,000,000 JPMC
**
12/15/2021 (3,006)
USD 2,369,068 KRW 2,813,877,000 CITI
**
12/15/2021 (4,387)
USD 2,369,065 KRW 2,813,877,000 JPMC
**
12/15/2021 (4,389)
USD 9,030,870 NOK 80,997,344 CITI 12/15/2021 (228,997)
USD 9,030,858 NOK 80,997,342 JPMC 12/15/2021 (229,009)
USD 1,973,181 SEK 17,422,659 CITI 12/15/2021 (18,404)
USD 1,973,178 SEK 17,422,656 JPMC 12/15/2021 (18,407)
USD 936,423 SGD 1,277,781 CITI 12/15/2021 (4,493)
USD 936,421 SGD 1,277,779 JPMC 12/15/2021 (4,494)
USD 644,398 TWD 17,930,375 CITI
**
12/15/2021 (2,815)
USD 644,397 TWD 17,930,373 JPMC
**
12/15/2021 (2,815)
USD 1,085,028 ZAR 16,793,250 CITI 12/15/2021 (18,838)
USD 1,085,026 ZAR 16,793,249 JPMC 12/15/2021 (18,838)
ZAR 141,254,502 USD 9,465,259 CITI 12/15/2021 (180,222)
ZAR 141,254,500 USD 9,465,270 JPMC 12/15/2021 (180,235)
Total unrealized depreciation (10,012,917)
Net unrealized appreciation $ 555,211
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at September 30, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.50% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
55-58 months
maturity ranging
from 04/17/2026
- 06/19/2026 $5,516,194 $(34,266) $(1,064) $(35,330)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.34% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
09/26/2022
- 11/25/2022 $468,025,017 $(698,678) $(5,829,698) $(6,528,376)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 14,035 2,433,248 (88,421) 1.4
Alphabet, Inc. 1,655 4,424,676 (244,808) 3.7
Amdocs Ltd. 41,277 3,125,082 (59,026) 0.9
AutoNation, Inc. 27,659 3,367,760 (73,296) 1.1
Carrier Global Corp. 44,624 2,309,738 (27,221) 0.4
Cummins, Inc. 11,725 2,632,966 (66,715) 1.0
Eaton Corp. plc 17,061 2,547,378 (99,636) 1.5
Emerson Electric Co. 27,170 2,559,414 (68,740) 1.1
EOG Resources, Inc. 47,509 3,813,547 (73,164) 1.1
Facebook, Inc. 11,076 3,759,084 (157,168) 2.4
Huntington Ingalls Industries, Inc. 14,356 2,771,569 (57,424) 0.9
IAC/InterActiveCorp 20,000 2,605,800 (98,600) 1.5
Intel Corp. 52,412 2,792,511 (72,329) 1.1
Kohl's Corp. 79,719 3,753,968 (710,297) 10.9
Micron Technology, Inc. 45,278 3,213,832 (190,168) 2.9
Molina Healthcare, Inc. 10,387 2,818,097 (118,308) 1.8
Murphy USA, Inc. 14,638 2,448,352 (28,544) 0.4
Oracle Corp. 28,208 2,457,763 (110,293) 1.7
Owens Corning 42,373 3,622,892 (241,526) 3.7
Penske Automotive Group, Inc. 30,911 3,109,647 (176,502) 2.7
Qurate Retail, Inc. 314,982 3,209,667 (125,993) 1.9
Regal Beloit Corp. 26,628 4,003,254 50,327 (0.8)
Target Corp. 13,388 3,062,773 (131,336) 2.0
World Fuel Services Corp. 83,027 2,791,368 (88,009) 1.3
Yelp, Inc. 90,418 3,367,166 (252,266) 3.9
Short Positions
Common Stocks
Argentina
MercadoLibre, Inc. (1,763) (2,960,782) 156,466 (2.4)
Taiwan
Sea Ltd. (8,794) (2,802,912) 154,159 (2.4)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (23,487) (2,622,324) 91,264 (1.4)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Baker Hughes Co. (96,967) (2,397,994) 18,424 (0.3)
Boeing Co. (The) (23,474) (5,162,872) 99,060 (1.5)
Carvana Co. (10,053) (3,031,382) 176,732 (2.7)
Cheniere Energy, Inc. (38,609) (3,770,941) (64,091) 1.0
Cree, Inc. (29,204) (2,357,639) 123,825 (1.9)
Dexcom, Inc. (4,995) (2,731,566) 11,039 (0.2)
EQT Corp. (208,684) (4,269,675) 392,326 (6.0)
General Electric Co. (26,682) (2,749,046) 61,902 (0.9)
Guardant Health, Inc. (29,393) (3,674,419) 20,869 (0.3)
Halliburton Co. (108,366) (2,342,873) 56,350 (0.9)
Hess Corp. (88,794) (6,935,699) 89,682 (1.4)
Insulet Corp. (8,408) (2,389,806) 17,236 (0.3)
New Fortress Energy, Inc. (141,145) (3,916,774) 22,583 (0.3)
NOV, Inc. (182,750) (2,395,852) 62,135 (1.0)
Plug Power, Inc. (115,546) (2,951,045) 330,462 (5.1)
Progyny, Inc. (53,686) (3,006,416) 265,746 (4.1)
R1 RCM, Inc. (131,484) (2,893,963) (47,334) 0.7
Sabre Corp. (292,883) (3,467,735) 108,367 (1.7)
Spirit AeroSystems Holdings, Inc. (83,935) (3,709,088) 1,679 (0.0)
Sunrun, Inc. (58,107) (2,556,708) 59,850 (0.9)
Trex Co., Inc. (25,240) (2,572,713) 174,913 (2.7)
Vroom, Inc. (147,805) (3,262,056) 462,630 (7.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.18% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
41-61 months
maturity
ranging from
01/13/2025
- 09/30/2026 $70,412,754 $(456,898) $(1,861,851) $(2,318,749)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 712,280 2,941,489 (226,485) 9.8
Ansell Ltd. 65,740 1,597,309 (126,273) 5.4
Aurizon Holdings Ltd. 620,644 1,680,357 (19,244) 0.8
BlueScope Steel Ltd. 81,484 1,180,670 (159,250) 6.9
Brambles Ltd. 101,641 781,564 (109,387) 4.7
carsales.com Ltd. 40,007 718,107 (4,363) 0.2
Cleanaway Waste Management Ltd. 496,715 974,817 (6,143) 0.3
Computershare Ltd. 53,306 689,303 50,118 (2.2)
Crown Resorts Ltd. 170,661 1,168,233 (36,395) 1.6
Domino's Pizza Enterprises Ltd. 5,619 642,692 (7,242) 0.3

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Fortescue Metals Group Ltd. 277,941 2,960,633 (603,244) 26.0
Harvey Norman Holdings Ltd. 703,560 2,522,951 (51,479) 2.2
Incitec Pivot Ltd. 436,969 908,945 66,168 (2.9)
JB Hi-Fi Ltd. 89,477 2,909,310 5,150 (0.2)
Mineral Resources Ltd. 13,039 413,807 (57,810) 2.5
Qube Holdings Ltd. 610,054 1,427,589 (14,414) 0.6
Tabcorp Holdings Ltd. 598,049 2,077,974 (37,122) 1.6
Treasury Wine Estates Ltd. 128,341 1,131,709 11,866 (0.5)
Wesfarmers Ltd. 20,024 796,423 (19,732) 0.9
Worley Ltd. 231,607 1,629,370 (76,227) 3.3
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,123,839) (1,673,276) (9,259) 0.4
APA Group (719,607) (4,482,287) 270,668 (11.7)
AusNet Services Ltd. (651,676) (1,179,574) (259,696) 11.2
Boral Ltd. (208,629) (917,878) (18,428) 0.8
CIMIC Group Ltd. (32,935) (460,041) 45,475 (2.0)
Cochlear Ltd. (3,805) (595,340) 56,123 (2.4)
Commonwealth Bank of Australia (7,188) (533,424) (11,152) 0.5
CSL Ltd. (3,383) (706,815) 40,458 (1.7)
Evolution Mining Ltd. (274,725) (694,647) 51,941 (2.2)
IDP Education Ltd. (62,153) (1,504,917) (27,998) 1.2
IGO Ltd. (150,670) (944,284) 95,282 (4.1)
Insurance Australia Group Ltd. (496,457) (1,733,763) 155,875 (6.7)
Magellan Financial Group Ltd. (21,197) (532,061) 101,171 (4.4)
Medibank Pvt Ltd. (1,128,404) (2,881,062) (9,617) 0.4
NEXTDC Ltd. (53,871) (458,897) 58,988 (2.5)
Northern Star Resources Ltd. (77,343) (473,699) 35,054 (1.5)
OZ Minerals Ltd. (50,713) (814,219) 19,345 (0.8)
Pilbara Minerals Ltd. (1,707,518) (2,460,650) 179,247 (7.7)
QBE Insurance Group Ltd. (265,119) (2,184,103) 66,076 (2.8)
Ramsay Health Care Ltd. (11,182) (554,143) (2,004) 0.1
REA Group Ltd. (5,005) (563,717) (1,986) 0.1
Reece Ltd. (39,447) (532,007) 19,963 (0.9)
SEEK Ltd. (69,183) (1,520,867) 69,378 (3.0)
Sydney Airport (308,270) (1,810,419) (32,932) 1.4
Transurban Group (150,081) (1,512,589) 15,550 (0.7)
WiseTech Global Ltd. (16,942) (642,496) (59,262) 2.6
Woodside Petroleum Ltd. (58,468) (999,762) (181,128) 7.8
Woolworths Group Ltd. (31,583) (887,112) 19,229 (0.8)
New Zealand
Xero Ltd. (8,856) (869,026) 68,110 (2.9)
United States
James Hardie Industries plc (64,221) (2,277,997) 140,892 (6.1)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-2.18% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
41-61 months
maturity
ranging from
01/13/2025
- 10/02/2026 $223,693,955 $78,442 $482,986 $561,428
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Anhui Conch Cement Co. Ltd. 343,500 1,855,400 (212,051) (37.8)
Beijing Enterprises Holdings Ltd. 422,500 1,686,406 28,750 5.1
China CITIC Bank Corp. Ltd. 5,552,000 2,502,442 (83,637) (14.9)
China Hongqiao Group Ltd. 1,359,000 1,724,683 (555,882) (99.0)
China Life Insurance Co. Ltd. 1,011,000 1,653,244 (51,518) (9.2)
China Medical System Holdings Ltd. 1,155,000 2,104,974 (137,974) (24.6)
China Merchants Port Holdings Co. Ltd. 970,000 1,658,715 1,475 0.3
China Petroleum & Chemical Corp. 3,782,000 1,863,738 16,554 2.9
China Resources Cement Holdings Ltd. 1,900,000 1,826,278 (218,959) (39.0)
China Shenhua Energy Co. Ltd. 909,000 2,117,468 (33,501) (6.0)
China Taiping Insurance Holdings Co. Ltd. 1,172,200 1,773,660 (49,662) (8.8)
CITIC Ltd. 1,909,000 2,021,133 (404,199) (72.0)
COSCO SHIPPING Holdings Co. Ltd. 1,118,500 1,697,248 31,995 5.7
CSPC Pharmaceutical Group Ltd. 1,558,000 1,859,249 (71,867) (12.8)
Hengan International Group Co. Ltd. 334,500 1,783,755 (73,722) (13.1)
Kingboard Holdings Ltd. 370,500 1,676,725 (140,453) (25.0)
New China Life Insurance Co. Ltd. 889,700 2,619,438 (89,963) (16.0)
People's Insurance Co. Group of China Ltd. (The) 6,425,000 1,993,676 (71,375) (12.7)
PICC Property & Casualty Co. Ltd. 2,274,000 2,205,936 38,397 6.8
Sinopharm Group Co. Ltd. 822,800 2,156,201 (41,379) (7.4)
Tingyi Cayman Islands Holding Corp. 896,000 1,665,945 89,171 15.9
Topsports International Holdings Ltd. 1,535,000 1,743,302 (192,971) (34.4)
Zhongsheng Group Holdings Ltd. 221,500 1,775,590 (96,269) (17.1)
Hong Kong
WH Group Ltd. 5,308,000 3,779,552 (192,302) (34.3)
United Kingdom
CK Hutchison Holdings Ltd. 738,000 4,923,294 (190,514) (33.9)
Short Positions
Common Stocks
China
Alibaba Health Information Technology Ltd. (1,680,000) (2,419,265) 264,011 47.0
Budweiser Brewing Co. APAC Ltd. (644,700) (1,637,565) (80,366) (14.3)
BYD Co. Ltd. (64,000) (1,989,274) 125,763 22.4
China Conch Venture Holdings Ltd. (347,500) (1,613,574) (127,058) (22.6)
China Gas Holdings Ltd. (630,200) (1,861,260) (76,029) (13.5)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
China International Capital Corp. Ltd. (655,200) (1,712,796) 164,121 29.2
China Mengniu Dairy Co. Ltd. (279,000) (1,796,714) (87,214) (15.5)
China Merchants Bank Co. Ltd. (524,000) (4,170,070) 260,128 46.3
CITIC Securities Co. Ltd. (783,000) (1,985,007) 97,064 17.3
ENN Energy Holdings Ltd. (109,400) (1,804,387) 327,235 58.3
ESR Cayman Ltd. (786,600) (2,374,040) 21,110 3.8
Ganfeng Lithium Co. Ltd. (158,600) (2,778,897) 379,768 67.6
Haidilao International Holding Ltd. (425,000) (1,628,093) 57,964 10.3
Hua Hong Semiconductor Ltd. (341,000) (1,749,046) 167,276 29.8
Meituan (114,300) (3,648,622) (10,328) (1.8)
Microport Scientific Corp. (338,937) (1,900,496) 157,899 28.1
Postal Savings Bank of China Co. Ltd. (2,449,000) (1,683,578) 136,287 24.3
Sunny Optical Technology Group Co. Ltd. (81,500) (2,134,069) 262,491 46.8
Venus MedTech Hangzhou, Inc. (361,500) (1,854,093) (114,087) (20.3)
Yihai International Holding Ltd. (557,000) (3,104,025) 133,353 23.8
ZhongAn Online P&C Insurance Co. Ltd. (892,400) (3,653,940) 366,463 65.3
Zijin Mining Group Co. Ltd. (1,548,000) (1,879,990) 328,395 58.5
Hong Kong
AIA Group Ltd. (391,000) (4,498,223) 179,254 31.9
Hong Kong & China Gas Co. Ltd. (3,780,716) (5,712,265) 355,238 63.3
Wharf Real Estate Investment Co. Ltd. (499,000) (2,563,807) 106,137 18.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.08% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
41-61 months
maturity
ranging from
01/14/2025
- 09/30/2026 $506,924,657 $1,856,608 $(3,649,100) $(1,792,492)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 105,100 5,416,040 74,231 (4.1)
ENEOS Holdings, Inc. 920,800 3,740,616 26,232 (1.5)
Iida Group Holdings Co. Ltd. 115,000 2,957,997 (28,709) 1.6
Kajima Corp. 325,500 4,171,147 (184,757) 10.3
Marubeni Corp. 386,500 3,197,601 (36,858) 2.1
Mitsubishi Electric Corp. 241,200 3,352,100 (29,303) 1.6
Mitsui Chemicals, Inc. 100,300 3,350,922 (153,860) 8.6
Nippon Express Co. Ltd. 44,300 3,050,952 (96,077) 5.4
Nippon Telegraph & Telephone Corp. 157,600 4,366,965 (214,644) 12.0
Nippon Yusen KK 46,000 3,446,706 (582,728) 32.5
Obayashi Corp. 408,300 3,365,523 (64,874) 3.6

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Osaka Gas Co. Ltd. 262,800 4,802,163 (348,227) 19.4
Shimamura Co. Ltd. 36,100 3,374,285 151,983 (8.5)
Sojitz Corp. 197,100 3,219,111 137,625 (7.7)
Sumitomo Heavy Industries Ltd. 109,100 2,843,358 (183,119) 10.2
Suntory Beverage & Food Ltd. 90,600 3,755,855 (64,756) 3.6
Taiheiyo Cement Corp. 153,600 3,173,473 (385,726) 21.5
Taisei Corp. 92,200 2,954,253 (28,768) 1.6
Tokyo Electric Power Co. Holdings, Inc. 1,204,400 3,429,277 (56,079) 3.1
Tokyo Gas Co. Ltd. 175,500 3,265,580 (207,252) 11.6
TOPPAN, Inc. 185,900 3,151,999 (159,008) 8.9
Tosoh Corp. 178,000 3,225,669 (234,791) 13.1
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (126,600) (3,328,312) 170,435 (9.5)
ANA Holdings, Inc. (171,500) (4,458,563) (389,284) 21.7
Asahi Intecc Co. Ltd. (111,300) (3,048,351) 302,039 (16.9)
Asics Corp. (155,000) (3,544,578) 109,710 (6.1)
CyberAgent, Inc. (153,500) (2,961,397) 42,791 (2.4)
Daikin Industries Ltd. (14,000) (3,052,538) 598,168 (33.4)
East Japan Railway Co. (44,100) (3,116,687) (307,645) 17.2
Japan Airport Terminal Co. Ltd. (100,400) (4,927,075) (327,022) 18.2
Kakaku.com, Inc. (84,100) (2,715,845) 106,339 (5.9)
Keihan Holdings Co. Ltd. (114,800) (3,297,729) (22,218) 1.2
Keio Corp. (56,000) (2,995,255) (17,413) 1.0
Kikkoman Corp. (42,300) (3,442,065) 45,500 (2.5)
Kobe Bussan Co. Ltd. (90,700) (2,963,520) 764,185 (42.6)
M3, Inc. (64,900) (4,625,314) 91,471 (5.1)
Marui Group Co. Ltd. (202,400) (3,907,034) (69,314) 3.9
Mercari, Inc. (74,800) (4,133,299) (131,676) 7.3
Mitsubishi Motors Corp. (1,286,300) (3,508,698) (201,632) 11.2
MonotaRO Co. Ltd. (145,400) (3,258,437) 57,168 (3.2)
Odakyu Electric Railway Co. Ltd. (153,200) (3,545,824) (22,928) 1.3
Oriental Land Co. Ltd. (17,500) (2,831,076) (245,566) 13.7
Park24 Co. Ltd. (222,900) (3,793,027) 541,789 (30.2)
Pigeon Corp. (150,600) (3,501,117) 909,834 (50.8)
Seibu Holdings, Inc. (239,400) (3,021,881) (83,597) 4.7
Shiseido Co. Ltd. (58,100) (3,904,870) 221,667 (12.4)
SoftBank Group Corp. (72,600) (4,195,212) 444,048 (24.8)
TOTO Ltd. (77,900) (3,709,336) 745,163 (41.6)
Unicharm Corp. (84,300) (3,735,502) 76,102 (4.2)
West Japan Railway Co. (66,300) (3,332,707) (244,965) 13.7

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.26% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
41-61 months
maturity
ranging from
01/13/2025
- 09/30/2026 $756,423,649 $2,395,774 $560,710 $2,956,484
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Arrow Electronics, Inc. 38,164 4,285,436 (116,019) (3.9)
Berry Global Group, Inc. 51,828 3,155,289 (174,660) (5.9)
Bio-Rad Laboratories, Inc. 5,082 3,790,918 (318,542) (10.8)
Brunswick Corp. 32,621 3,107,803 (43,712) (1.5)
Capital One Financial Corp. 25,109 4,066,905 148,319 5.0
Carter's, Inc. 31,035 3,017,843 (106,140) (3.6)
Deckers Outdoor Corp. 8,891 3,202,538 (414,054) (14.0)
HP, Inc. 143,021 3,913,055 (121,568) (4.1)
International Paper Co. 61,244 3,424,764 (162,909) (5.5)
Jabil, Inc. 54,031 3,153,789 (196,133) (6.6)
ManpowerGroup, Inc. 27,519 2,979,757 (318,120) (10.8)
MDU Resources Group, Inc. 105,961 3,143,863 (167,670) (5.7)
Nu Skin Enterprises, Inc. 101,436 4,105,115 (706,928) (23.9)
Packaging Corp. of America 23,466 3,225,167 (331,902) (11.2)
PerkinElmer, Inc. 19,088 3,307,760 (253,468) (8.6)
SYNNEX Corp. 33,522 3,489,640 (609,431) (20.6)
Thermo Fisher Scientific, Inc. 8,012 4,577,496 20,431 0.7
United Therapeutics Corp. 20,693 3,819,514 (544,433) (18.4)
Werner Enterprises, Inc. 86,616 3,834,490 (241,659) (8.2)
Westrock Co. 65,627 3,270,193 (127,973) (4.3)
Short Positions
Common Stocks
United States
10X Genomics, Inc. (21,714) (3,161,124) 803,198 27.2
Adaptive Biotechnologies Corp. (113,209) (3,847,974) 493,591 16.7
American Airlines Group, Inc. (156,612) (3,213,678) (50,116) (1.7)
American Water Works Co., Inc. (25,914) (4,380,503) 479,409 16.2
Ball Corp. (56,846) (5,114,435) 305,382 10.3
Beyond Meat, Inc. (47,502) (5,000,061) 409,226 13.8
Carnival Corp. (118,899) (2,973,664) (205,695) (7.0)
CenterPoint Energy, Inc. (180,977) (4,452,034) 354,715 12.0
Chegg, Inc. (63,831) (4,341,785) 746,749 25.3
Cinemark Holdings, Inc. (180,629) (3,469,883) (345,001) (11.7)
Dominion Energy, Inc. (62,715) (4,579,449) 331,681 11.2
Ionis Pharmaceuticals, Inc. (89,282) (2,994,518) 242,847 8.2

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Iovance Biotherapeutics, Inc. (143,158) (3,530,276) (91,621) (3.1)
Iridium Communications, Inc. (78,013) (3,108,818) 550,772 18.6
LendingTree, Inc. (30,615) (4,280,895) 628,547 21.3
Liberty Broadband Corp. (21,663) (3,741,200) 239,991 8.1
Live Nation Entertainment, Inc. (37,705) (3,436,057) (179,099) (6.1)
Lyft, Inc. (87,706) (4,700,165) (266,586) (9.0)
Madison Square Garden Sports Corp. (23,849) (4,434,722) (228,473) (7.7)
Nektar Therapeutics (170,427) (3,060,869) (371,531) (12.6)
NiSource, Inc. (160,654) (3,892,646) 130,130 4.4
Norwegian Cruise Line Holdings Ltd. (135,488) (3,618,884) (239,814) (8.1)
PG&E Corp. (314,683) (3,020,957) (75,524) (2.6)
Pure Storage, Inc. (134,273) (3,378,309) 154,414 5.2
QuantumScape Corp. (135,717) (3,330,495) (432,823) (14.6)
Royal Caribbean Cruises Ltd. (44,068) (3,919,849) (321,696) (10.9)
Sirius XM Holdings, Inc. (536,741) (3,274,120) (15,722) (0.5)
Tesla, Inc. (8,612) (6,678,434) (158,246) (5.4)
T-Mobile US, Inc. (32,749) (4,184,012) 120,516 4.1
Uber Technologies, Inc. (109,543) (4,907,526) (486,922) (16.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.10% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
56-61 months
maturity
ranging from
04/20/2026
- 09/14/2026 $26,610,038 $34,951 $495,289 $530,240
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Luxembourg
Reinet Investments SCA 17,681 332,421 21,767 4.1
South Africa
Absa Group Ltd. 28,793 291,362 4,958 0.9
African Rainbow Minerals Ltd. 16,007 204,312 (31,849) (6.0)
Anglo American Platinum Ltd. 3,169 274,503 (1,280) (0.2)
Aspen Pharmacare Holdings Ltd. 26,708 480,518 104,401 19.7
Exxaro Resources Ltd. 61,645 659,198 (75,083) (14.2)
Impala Platinum Holdings Ltd. 172,134 1,939,926 (91,240) (17.2)
Kumba Iron Ore Ltd. 24,779 814,110 (155,732) (29.4)
MTN Group Ltd. 116,622 1,095,390 148,514 28.0
MultiChoice Group 223,546 1,694,845 131,446 24.8
Nedbank Group Ltd. 34,501 401,079 (1,927) (0.4)
Sasol Ltd. 63,079 1,195,608 285,891 53.9
Shoprite Holdings Ltd. 92,324 1,095,902 (11,193) (2.1)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa (continued)
Sibanye Stillwater Ltd. 647,386 1,966,235 (192,673) (36.3)
SPAR Group Ltd. (The) 13,895 181,241 (4,659) (0.9)
Standard Bank Group Ltd. 33,285 315,190 345 0.1
Short Positions
Common Stocks
South Africa
Bidvest Group Ltd. (The) (43,199) (562,265) (10,588) (2.0)
Capitec Bank Holdings Ltd. (33,280) (4,020,231) 176,384 33.3
Clicks Group Ltd. (104,994) (1,936,205) 172,233 32.5
Discovery Ltd. (233,674) (2,135,140) (251,686) (47.5)
FirstRand Ltd. (157,354) (674,087) (52,127) (9.8)
Mr Price Group Ltd. (10,155) (135,694) 2,962 0.6
Naspers Ltd. (5,667) (936,640) (521) (0.1)
Northam Platinum Holdings Ltd. (57,555) (685,366) (22,360) (4.2)
Old Mutual Ltd. (290,464) (319,614) (14,513) (2.7)
Rand Merchant Investment Holdings Ltd. (72,142) (180,130) (34,231) (6.5)
Sanlam Ltd. (329,839) (1,400,070) (43,553) (8.2)
Tiger Brands Ltd. (5,175) (64,356) (2,846) (0.5)
Vodacom Group Ltd. (64,651) (618,400) (15,889) (3.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.71% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
42-61 months
maturity
ranging from
02/25/2025
- 10/01/2026 $127,815,852 $1,867,896 $238,451 $2,106,347
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 44,503 1,427,567 (3,742) (0.2)
Canadian Imperial Bank of Commerce 11,665 1,298,567 (45,454) (2.2)
Canadian Natural Resources Ltd. 88,074 3,220,201 198,585 9.4
Canadian Tire Corp. Ltd. 28,304 3,960,683 (401,013) (19.0)
CI Financial Corp. 79,934 1,622,535 (78,181) (3.7)
Empire Co. Ltd. 52,756 1,607,754 5,963 0.3
Fairfax Financial Holdings Ltd. 3,128 1,262,733 (56,534) (2.7)
Finning International, Inc. 61,334 1,513,254 (13,873) (0.7)
iA Financial Corp., Inc. 28,453 1,614,269 242 0.0
Kinross Gold Corp. 347,676 1,863,824 (52,144) (2.5)
Magna International, Inc. 54,596 4,108,709 (67,201) (3.2)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Manulife Financial Corp. 121,212 2,333,135 (12,417) (0.6)
National Bank of Canada 28,533 2,191,450 (15,060) (0.7)
Nutrien Ltd. 33,055 2,145,469 45,146 2.1
Quebecor, Inc. 69,346 1,675,889 1,521 0.1
Stantec, Inc. 23,793 1,117,704 (86,676) (4.1)
Teck Resources Ltd. 70,501 1,755,011 6,413 0.3
TFI International, Inc. 25,582 2,617,176 (291,976) (13.9)
Tourmaline Oil Corp. 112,713 3,937,747 210,892 10.0
West Fraser Timber Co. Ltd. 39,952 3,364,977 231,085 11.0
Chile
Lundin Mining Corp. 233,372 1,678,524 13,736 0.7
United States
BRP, Inc. 23,919 2,214,009 (71,242) (3.4)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (33,792) (1,272,069) 129,074 6.1
Canada
Air Canada (279,955) (5,112,395) (25,253) (1.2)
Algonquin Power & Utilities Corp. (135,754) (1,990,330) 101,718 4.8
Ballard Power Systems, Inc. (215,492) (3,024,986) 407,912 19.4
BCE, Inc. (31,593) (1,582,643) 30,168 1.4
BlackBerry Ltd. (117,454) (1,143,382) 44,629 2.1
Boralex, Inc. (55,783) (1,647,153) 97,112 4.6
Brookfield Asset Management, Inc. (45,754) (2,451,701) 37,110 1.8
CAE, Inc. (62,580) (1,869,594) (57,189) (2.7)
Cameco Corp. (149,768) (3,254,078) 121,078 5.7
Canada Goose Holdings, Inc. (65,267) (2,330,670) 114,790 5.4
Canadian Utilities Ltd. (68,230) (1,838,536) 27,076 1.3
Canopy Growth Corp. (152,491) (2,112,914) 136,385 6.5
Dollarama, Inc. (43,331) (1,879,524) 35,433 1.7
Element Fleet Management Corp. (190,397) (1,921,107) 78,166 3.7
Emera, Inc. (26,254) (1,188,954) 21,594 1.0
Enbridge, Inc. (39,609) (1,577,981) 6,162 0.3
Fortis, Inc. (25,229) (1,119,231) 25,057 1.2
Franco-Nevada Corp. (11,923) (1,548,973) 82,287 3.9
GFL Environmental, Inc. (41,064) (1,526,689) (18,043) (0.9)
Innergex Renewable Energy, Inc. (144,893) (2,322,223) 134,929 6.4
Keyera Corp. (51,277) (1,290,224) 46,201 2.2
Pembina Pipeline Corp. (67,603) (2,142,950) (3,821) (0.2)
Ritchie Bros Auctioneers, Inc. (18,231) (1,125,008) 6,136 0.3
Rogers Communications, Inc. (25,237) (1,178,564) 12,828 0.6
Shopify, Inc. (1,104) (1,498,515) 150,844 7.2
TC Energy Corp. (43,582) (2,097,551) 59,331 2.8
WSP Global, Inc. (15,564) (1,863,600) 85,075 4.0

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.20% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
40-63 months
maturity
ranging from
01/21/2025
- 09/30/2026 $143,083,234 $(1,167,058) $(1,329,543) $(2,496,601)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
BHP Group plc 56,480 1,422,976 (3,344) 0.1
Rio Tinto plc 43,122 2,826,739 20,741 (0.8)
Russia
Coca-Cola HBC AG 69,474 2,238,743 (47,562) 1.9
Evraz plc 200,239 1,588,696 9,386 (0.4)
South Africa
Anglo American plc 81,812 2,867,401 11,557 (0.5)
Investec plc 346,532 1,478,788 158,523 (6.3)
United Kingdom
Ashtead Group plc 31,974 2,417,023 (165,095) 6.6
ASOS plc 37,862 1,531,478 (94,264) 3.8
Auto Trader Group plc 161,893 1,276,721 (43,988) 1.8
Aviva plc 451,410 2,392,417 (63,921) 2.6
BAE Systems plc 240,739 1,823,371 5,697 (0.2)
Britvic plc 115,159 1,386,401 723 (0.0)
BT Group plc 1,098,767 2,355,550 42,403 (1.7)
Centrica plc 1,515,458 1,150,778 94,141 (3.8)
DCC plc 33,689 2,808,515 (41,908) 1.7
DS Smith plc 315,682 1,743,419 (189,337) 7.6
Entain plc 58,230 1,663,143 130,465 (5.2)
Imperial Brands plc 66,492 1,390,790 14,650 (0.6)
JD Sports Fashion plc 94,030 1,321,450 (112,151) 4.5
Kingfisher plc 645,642 2,914,348 (311,353) 12.5
M&G plc 445,407 1,216,945 3,742 (0.1)
Marks & Spencer Group plc 953,424 2,340,296 (1,108) 0.0
Pennon Group plc 109,992 1,676,595 (126,284) 5.1
Persimmon plc 43,112 1,541,898 (70,299) 2.8
Royal Mail plc 796,997 4,507,267 (699,147) 28.0
Tate & Lyle plc 200,100 1,865,195 51,953 (2.1)
Unilever plc 22,615 1,224,339 30,584 (1.2)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Abcam plc (61,773) (1,246,829) (10,792) 0.4
Croda International plc (17,977) (2,059,754) 113,436 (4.5)
Dechra Pharmaceuticals plc (17,950) (1,173,013) 69,231 (2.8)
Diageo plc (56,873) (2,753,507) (103,970) 4.2
easyJet plc (138,809) (1,225,523) (4,718) 0.2
Experian plc (39,145) (1,639,789) 108,954 (4.4)
Halma plc (54,983) (2,097,246) 144,800 (5.8)
Hargreaves Lansdown plc (158,614) (3,045,488) (74) 0.0
HomeServe plc (94,387) (1,150,316) 83,018 (3.3)
Informa plc (453,395) (3,334,250) (88,129) 3.5
InterContinental Hotels Group plc (22,762) (1,453,389) (25,501) 1.0
Intermediate Capital Group plc (38,693) (1,059,517) 75,765 (3.0)
Legal & General Group plc (382,583) (1,437,398) 5,997 (0.2)
Ocado Group plc (121,041) (2,705,004) 67,113 (2.7)
Prudential plc (284,262) (5,516,225) 22,517 (0.9)
Reckitt Benckiser Group plc (77,090) (6,056,207) 33,172 (1.3)
RELX plc (92,705) (2,668,630) 75,794 (3.0)
Rentokil Initial plc (623,354) (4,895,074) 124,549 (5.0)
Rolls-Royce Holdings plc (1,845,609) (3,447,075) (700,376) 28.1
Spirax-Sarco Engineering plc (7,397) (1,488,320) 127,235 (5.1)
St James's Place plc (64,207) (1,295,203) 101,627 (4.1)
Whitbread plc (51,422) (2,286,380) (17,878) 0.7
United States
Ferguson plc (12,476) (1,731,942) 32,646 (1.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-1.15% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
04/17/2026
- 10/01/2026 $9,261,194 $76,180 $(148,393) $(72,213)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Poland
Cyfrowy Polsat SA 15,785 141,211 9,042 (12.5)
KGHM Polska Miedz SA 730 28,756 (390) 0.5
PGE Polska Grupa Energetyczna SA 564,608 1,261,832 (124,820) 172.9
Polski Koncern Naftowy ORLEN SA 70,041 1,443,033 103,690 (143.6)
Polskie Gornictwo Naftowe i Gazownictwo SA 985,871 1,602,281 59,767 (82.8)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Poland
CD Projekt SA (256) (12,343) (481) 0.7
Dino Polska SA (24,301) (2,029,742) (729) 1.0
LPP SA (265) (986,108) (23,694) 32.8
Powszechna Kasa Oszczednosci Bank Polski SA (16,487) (174,557) 853 (1.2)
Powszechny Zaklad Ubezpieczen SA (165,335) (1,512,494) 54,307 (75.2)
Santander Bank Polska SA (912) (68,837) (1,365) 1.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.25% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
42-60 months
maturity
ranging from
02/25/2025
- 08/14/2026 $18,369,972 $(388,537) $(14,051) $(402,588)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 369,400 1,141,224 22,974 (5.7)
Yangzijiang Shipbuilding Holdings Ltd. 4,483,400 4,513,981 (367,587) 91.3
Singapore
ComfortDelGro Corp. Ltd. 249,600 275,966 (7,125) 1.8
Genting Singapore Ltd. 2,311,700 1,218,844 (35,210) 8.7
Venture Corp. Ltd. 126,300 1,660,046 (55,918) 13.9
Short Positions
Common Stocks
Singapore
City Developments Ltd. (381,700) (1,931,810) 106,447 (26.4)
DBS Group Holdings Ltd. (7,500) (166,190) 918 (0.2)
Keppel Corp. Ltd. (297,000) (1,134,165) 20,794 (5.2)
SATS Ltd. (173,500) (527,414) (24,070) 6.0
Singapore Airlines Ltd. (206,000) (758,616) (25,954) 6.4
Singapore Technologies Engineering Ltd. (53,600) (149,621) 383 (0.1)
Singapore Telecommunications Ltd. (2,588,100) (4,659,272) (27,999) 7.0
UOL Group Ltd. (46,300) (232,823) 3,810 (0.9)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.25% to 0.70%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
55-59 months
maturity
ranging from
04/17/2026
- 06/08/2026 $12,616,236 $(268,260) $(1,238,864) $(1,507,124)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Chile
Cencosud SA 405,672 784,526 43,152 (2.9)
Falabella SA 111,661 391,116 (17,968) 1.2
Malaysia
CIMB Group Holdings Bhd. 341,700 388,577 (6,101) 0.4
Genting Bhd. 410,300 493,948 18,067 (1.2)
Kossan Rubber Industries 1,738,900 959,479 (112,545) 7.5
Malayan Banking Bhd. 43,300 83,259 (2,345) 0.2
MISC Bhd. 257,800 423,624 (5,735) 0.4
RHB Bank Bhd. 228,900 297,633 4,171 (0.3)
Sime Darby Bhd. 514,600 279,026 2,797 (0.2)
Supermax Corp. Bhd. 1,446,100 825,553 (48,277) 3.2
Tenaga Nasional Bhd. 143,700 331,619 (9,294) 0.6
Top Glove Corp. Bhd. 3,845,900 2,645,693 (119,698) 7.9
Short Positions
Common Stocks
Malaysia
Axiata Group Bhd. (12,200) (11,346) 89 (0.0)
DiGi.Com Bhd. (813,200) (861,111) 12,894 (0.9)
Genting Malaysia Bhd. (267,000) (190,742) 3,104 (0.2)
IHH Healthcare Bhd. (25,800) (41,290) 134 (0.0)
Malaysia Airports Holdings Bhd. (62,000) (101,963) 1,147 (0.1)
Nestle Malaysia Bhd. (9,500) (301,356) 3,512 (0.2)
Petronas Chemicals Group Bhd. (53,600) (111,387) (9,401) 0.6
Press Metal Aluminium Holdings Bhd. (1,208,600) (1,657,080) 22,528 (1.5)
Public Bank Bhd. (1,238,400) (1,203,938) 928 (0.1)
Telekom Malaysia Bhd. (34,700) (47,214) 1,514 (0.1)
United States
Jackson Financial, Inc. (7,106) (184,756) (50,933) 3.4

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.20% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
08/25/2023
- 09/27/2023 $97,593,491 $(356,233) $524,373 $168,140
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
Cheil Worldwide, Inc. 53,480 1,021,454 26,315 15.7
CJ Corp. 11,738 970,202 (28,839) (17.2)
CJ ENM Co. Ltd. 15,585 1,974,871 (40,720) (24.2)
Coway Co. Ltd. 13,541 845,183 (22,384) (13.3)
DB Insurance Co. Ltd. 16,607 888,535 5,158 3.1
Doosan Bobcat, Inc. 33,426 1,114,452 (32,294) (19.2)
E-MART, Inc. 13,558 1,866,457 (132,374) (78.7)
Fila Holdings Corp. 29,842 1,064,034 (63,983) (38.1)
GS Holdings Corp. 23,223 866,930 (16,776) (10.0)
Hana Financial Group, Inc. 20,403 793,102 19,003 11.3
Hankook Tire & Technology Co. Ltd. 41,298 1,496,611 (86,645) (51.5)
Hyundai Engineering & Construction Co. Ltd. 18,009 770,533 (42,242) (25.1)
Hyundai Glovis Co. Ltd. 13,828 1,915,167 (135,219) (80.4)
Hyundai Mobis Co. Ltd. 5,311 1,120,717 (48,128) (28.6)
Industrial Bank of Korea 96,274 848,251 13,820 8.2
Kia Corp. 43,011 2,904,814 (83,118) (49.4)
Kumho Petrochemical Co. Ltd. 15,713 2,468,178 (121,194) (72.1)
LG Display Co. Ltd. 88,109 1,390,336 (53,440) (31.8)
LG Electronics, Inc. 9,264 984,783 (105,475) (62.7)
Lotte Chemical Corp. 12,102 2,435,824 (212,004) (126.1)
Lotte Shopping Co. Ltd. 14,217 1,216,069 (55,563) (33.0)
Meritz Securities Co. Ltd. 255,542 1,059,046 (54,891) (32.6)
Mirae Asset Securities Co. Ltd. 159,684 1,151,592 (33,847) (20.1)
NH Investment & Securities Co. Ltd. 134,472 1,448,009 (48,861) (29.1)
POSCO 8,512 2,343,853 (115,333) (68.6)
Samsung Life Insurance Co. Ltd. 25,933 1,590,919 (4,491) (2.7)
Shinsegae, Inc. 3,931 865,971 (21,693) (12.9)
SK Hynix, Inc. 17,051 1,459,674 (54,400) (32.4)
SK Telecom Co. Ltd. 4,868 1,322,228 4,841 2.9
Woori Financial Group, Inc. 369,242 3,603,862 73,971 44.0

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
South Korea
Celltrion Healthcare Co. Ltd. (20,742) (1,897,255) 77,306 46.0
Celltrion, Inc. (3,616) (785,465) 33,861 20.1
Doosan Heavy Industries & Construction Co. Ltd. (68,273) (1,175,044) 13,818 8.2
Hanon Systems (75,287) (986,058) 43,975 26.2
Hyundai Motor Co. (12,517) (2,083,649) 80,352 47.8
Hyundai Steel Co. (32,301) (1,268,401) 68,274 40.6
Kakao Corp. (26,485) (2,604,750) 88,867 52.9
KB Financial Group, Inc. (21,871) (1,017,166) (31,392) (18.7)
LG Chem Ltd. (3,336) (2,163,631) 17,616 10.5
LG Household & Health Care Ltd. (954) (1,075,561) 15,013 8.9
NAVER Corp. (5,011) (1,625,904) 90,069 53.6
POSCO Chemical Co. Ltd. (36,895) (5,428,992) (68,007) (40.4)
Samsung Biologics Co. Ltd. (4,318) (3,168,517) 202,428 120.4
Samsung Engineering Co. Ltd. (72,094) (1,534,366) 57,525 34.2
Samsung Heavy Industries Co. Ltd. (387,446) (2,017,140) 6,808 4.0
Samsung SDI Co. Ltd. (6,988) (4,169,880) 168,746 100.4
SK Innovation Co. Ltd. (18,923) (4,166,098) (118,614) (70.5)
SK, Inc. (8,502) (1,899,664) 25,640 15.2
SKC Co. Ltd. (15,626) (2,185,101) 350,766 208.6
S-Oil Corp. (8,623) (791,985) 14,198 8.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
8-52 months
maturity
05/18/2022 $52,236,292 $159,432 $8,167 $167,599
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) 50,309 2,520,769 (85,529) (51.0)
Baloise Holding AG (Registered) 3,194 484,497 (3,236) (1.9)
BKW AG 12,358 1,334,172 (31,579) (18.8)
Bucher Industries AG (Registered) 944 448,221 (10,455) (6.2)
Cie Financiere Richemont SA (Registered) 14,331 1,485,868 (43,911) (26.2)
Credit Suisse Group AG (Registered) 19,569 193,269 (5,694) (3.4)
DKSH Holding AG 11,718 916,572 (5,615) (3.4)
dormakaba Holding AG 815 591,265 22,473 13.4
Flughafen Zurich AG (Registered) 3,788 674,885 42,038 25.1

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Georg Fischer AG (Registered) 401 593,863 (47,364) (28.3)
Helvetia Holding AG (Registered) 3,380 366,669 2,961 1.8
Holcim Ltd. 21,407 1,031,497 (44,695) (26.7)
Kuehne + Nagel International AG (Registered) 7,243 2,472,769 (291,272) (173.8)
Logitech International SA (Registered) 7,571 673,570 (39,724) (23.7)
Medmix AG 3,608 170,344 (2,189) (1.3)
Novartis AG (Registered) 4,954 406,224 (5,017) (3.0)
OC Oerlikon Corp. AG (Registered) 2,075 22,610 (1,265) (0.8)
Roche Holding AG 1,226 447,453 1 0.0
Sonova Holding AG (Registered) 1,837 694,217 (53,439) (31.9)
Sulzer AG (Registered) 3,608 342,432 (1,100) (0.7)
Swatch Group AG (The) 10,896 2,842,567 (193,629) (115.5)
Swiss Life Holding AG (Registered) 1,412 711,461 (9,866) (5.9)
Swisscom AG (Registered) 3,272 1,882,974 1,544 0.9
Tecan Group AG (Registered) 1,785 1,010,995 (94,805) (56.6)
UBS Group AG (Registered) 99,096 1,581,732 (46,356) (27.7)
Vifor Pharma AG 467 60,531 (210) (0.1)
Short Positions
Common Stocks
Austria
ams AG (11,629) (210,932) 4,373 2.6
Switzerland
ABB Ltd. (Registered) (10,564) (353,385) 20,275 12.1
Bachem Holding AG (Registered) (1,253) (957,544) 88,759 53.0
Banque Cantonale Vaudoise (Registered) (10,018) (761,698) 10,061 6.0
Barry Callebaut AG (Registered) (355) (805,162) 41,503 24.8
Belimo Holding AG (Registered) (1,495) (792,457) 35,331 21.1
Chocoladefabriken Lindt & Spruengli AG (214) (2,392,703) 157,266 93.8
Clariant AG (Registered) (15,401) (289,081) 10,037 6.0
Dufry AG (Registered) (61,279) (3,442,429) (627,061) (374.1)
EMS-Chemie Holding AG (Registered) (1,781) (1,682,729) 116,933 69.8
Geberit AG (Registered) (1,227) (900,866) 81,267 48.5
Givaudan SA (Registered) (389) (1,773,487) 100,940 60.2
Idorsia Ltd. (90,187) (2,174,421) 21,730 13.0
Lonza Group AG (Registered) (358) (268,539) 20,744 12.4
Nestle SA (Registered) (10,277) (1,238,276) 19,503 11.6
Partners Group Holding AG (983) (1,534,109) 158,201 94.4
Schindler Holding AG (2,506) (672,785) 76,564 45.7
SIG Combibloc Group AG (96,485) (2,565,485) 272,833 162.8
Sika AG (Registered) (4,322) (1,366,501) 136,128 81.2
Straumann Holding AG (Registered) (410) (735,320) 91,174 54.4
Temenos AG (Registered) (8,630) (1,170,975) 71,366 42.6
VAT Group AG (3,270) (1,290,573) 187,369 111.8
United States
Swiss Re AG (10,491) (895,409) 12,069 7.2

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
11-49 months
maturity
02/17/2022 $32,460,977 $(387,602) $(4,831) $(392,433)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 2,526 6,838,110 (871,472) 222.1
Carlsberg A/S 14,916 2,433,444 91,328 (23.3)
Coloplast A/S 1,099 171,842 (11,682) 3.0
Demant A/S 5,980 301,339 (32,846) 8.4
GN Store Nord A/S 3,900 269,736 (25,119) 6.4
H Lundbeck A/S 40,618 1,103,709 27,224 (6.9)
Jyske Bank A/S (Registered) 9,015 388,686 16,666 (4.2)
Novo Nordisk A/S 8,849 852,951 (31,255) 8.0
Pandora A/S 26,085 3,166,712 (242,609) 61.8
ROCKWOOL International A/S 348 148,627 (24,681) 6.3
Royal Unibrew A/S 5,049 607,304 (271) 0.1
Short Positions
Common Stocks
Denmark
Ambu A/S (36,092) (1,067,300) 152,294 (38.8)
Chr Hansen Holding A/S (28,602) (2,336,276) 74,034 (18.9)
Danske Bank A/S (25,842) (435,337) (12,809) 3.3
DSV A/S (3,211) (768,598) 63,955 (16.3)
Genmab A/S (1,186) (518,189) (19,454) 5.0
ISS A/S (13,963) (295,134) 2,584 (0.7)
Novozymes A/S (27,305) (1,871,793) 189,846 (48.4)
Orsted A/S (30,076) (3,964,457) 143,844 (36.7)
SimCorp A/S (5,877) (694,391) 45,584 (11.6)
Tryg A/S (108,779) (2,465,894) 127,475 (32.5)
Vestas Wind Systems A/S (43,909) (1,761,148) (50,238) 12.8

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-4.25% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
2-49 months
maturity
11/11/2021 $306,231,339 $2,538,603 $(1,938,026) $600,577
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 59,267 2,934,928 144,340 24.0
Proximus SADP 163,219 3,238,996 48,132 8.0
France
Carrefour SA 128,760 2,307,565 115,562 19.2
Cie de Saint-Gobain 94,682 6,371,818 (210,146) (35.0)
Electricite de France SA 313,986 3,945,595 61,633 10.3
Orange SA 230,460 2,492,394 (4,373) (0.7)
Rexel SA 147,114 2,834,611 (71,227) (11.9)
Rubis SCA 72,989 2,527,104 2,472 0.4
Germany
Bayerische Motoren Werke AG 25,820 2,452,359 49,492 8.2
Covestro AG 39,049 2,661,220 82,212 13.7
Daimler AG (Registered) 34,200 3,017,524 192,483 32.0
Deutsche Bank AG (Registered) 194,506 2,471,733 (20,289) (3.4)
Deutsche Post AG (Registered) 66,047 4,141,795 (371,342) (61.8)
HelloFresh SE 23,780 2,191,734 (190,294) (31.7)
ProSiebenSat.1 Media SE 155,211 2,835,749 (39,992) (6.7)
Rheinmetall AG 24,086 2,352,681 173,991 29.0
Luxembourg
ArcelorMittal SA 111,710 3,419,737 (94,535) (15.7)
Eurofins Scientific SE 18,985 2,437,513 (325,740) (54.2)
Netherlands
ASR Nederland NV 98,685 4,514,383 21,018 3.5
Koninklijke Ahold Delhaize NV 135,745 4,520,056 69,263 11.5
NN Group NV 43,863 2,297,643 25,222 4.2
Randstad NV 51,042 3,436,509 (89,538) (14.9)
Signify NV 85,396 4,274,637 (49,385) (8.2)
Spain
Acerinox SA 165,473 2,120,882 (105,664) (17.6)
Red Electrica Corp. SA 112,971 2,266,456 29,159 4.9
Repsol SA 282,544 3,688,203 404,735 67.4
Telefonica SA 575,431 2,700,254 (79,996) (13.3)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Finland
Elisa OYJ (44,919) (2,790,992) 22,516 3.7
France
Accor SA (80,387) (2,866,378) (214,964) (35.8)
Aeroports de Paris (23,762) (3,026,351) (240,467) (40.0)
Airbus SE (25,601) (3,394,076) (42,260) (7.0)
Alstom SA (63,491) (2,408,387) (32,359) (5.4)
Dassault Systemes SE (52,215) (2,747,842) 279,288 46.5
Edenred (52,100) (2,804,671) 8,303 1.4
Iliad SA (11,162) (2,490,106) (136,922) (22.8)
Orpea SA (23,777) (2,764,578) 108,983 18.1
Pernod Ricard SA (17,436) (3,843,996) (107,807) (18.0)
Remy Cointreau SA (11,978) (2,324,015) (40,802) (6.8)
Safran SA (24,075) (3,045,021) (103,759) (17.3)
Sartorius Stedim Biotech (6,237) (3,485,266) 296,505 49.4
Germany
Commerzbank AG (425,736) (2,819,955) (123,618) (20.6)
MTU Aero Engines AG (15,341) (3,448,993) (73,337) (12.2)
Netherlands
ABN AMRO Bank NV (174,670) (2,520,030) (170,143) (28.3)
Argenx SE (8,748) (2,643,496) 191,476 31.9
IMCD NV (16,465) (3,151,073) 88,598 14.8
Spain
Aena SME SA (13,449) (2,325,892) (236,671) (39.4)
Amadeus IT Group SA (58,141) (3,824,040) (269,716) (44.9)
Cellnex Telecom SA (100,353) (6,195,800) 560,053 93.3
Ferrovial SA (201,109) (5,870,107) (170,358) (28.4)
United Kingdom
Just Eat Takeaway.com NV (29,692) (2,169,417) 383,288 63.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
8-49 months
maturity
02/17/2022 $15,621,308 $720,658 $(1,308) $719,350
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 63,439 3,142,532 202,206 28.1

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
DNB Bank ASA 10,509 238,919 15,901 2.2
Equinor ASA 48,983 1,245,678 116,556 16.2
Leroy Seafood Group ASA 16,189 133,817 (2,527) (0.4)
Norsk Hydro ASA 370,376 2,764,484 (18,600) (2.6)
United Kingdom
Subsea 7 SA 71,683 621,143 108,769 15.1
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (12,190) (1,007,920) 35,233 4.9
France
Adevinta ASA (88,009) (1,508,159) 65,259 9.1
Norway
Gjensidige Forsikring ASA (40,873) (905,261) 19,118 2.7
Mowi ASA (27,546) (699,856) 34,339 4.8
Salmar ASA (2,778) (184,336) 2,856 0.4
Schibsted ASA (25,753) (1,222,437) 65,294 9.1
Telenor ASA (27,012) (454,666) (2,971) (0.4)
TOMRA Systems ASA (28,523) (1,492,100) 79,225 11.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
6-49 months
maturity
02/17/2022 $47,995,652 $1,169,876 $46,832 $1,216,708
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Axfood AB 19,025 454,854 (18,091) (1.5)
BillerudKorsnas AB 30,456 580,135 (8,190) (0.7)
Boliden AB 60,228 1,928,527 (38,008) (3.1)
Electrolux AB 100,825 2,329,433 (32,832) (2.7)
Elekta AB 29,610 331,603 (22,272) (1.8)
Essity AB 54,577 1,692,650 19,971 1.6
Getinge AB 80,967 3,227,990 (187,737) (15.4)
H & M Hennes & Mauritz AB 14,793 299,434 6,008 0.5
Hexpol AB 9,025 102,633 (5,431) (0.4)
Husqvarna AB 63,335 756,603 (109,025) (9.0)
ICA Gruppen AB 32,237 1,479,020 (25,410) (2.1)

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Saab AB 33,842 958,053 24,348 2.0
Sandvik AB 9,075 207,330 (12,563) (1.0)
Securitas AB 254,747 4,032,038 70,969 5.8
Skanska AB 8,616 216,155 (14,795) (1.2)
SKF AB 65,709 1,549,498 23,819 2.0
SSAB AB 176,997 868,302 (48,813) (4.0)
Swedbank AB 11,914 240,242 7,837 0.6
Swedish Orphan Biovitrum AB 36,051 972,322 (16,439) (1.4)
Telefonaktiebolaget LM Ericsson 129,960 1,466,849 6,009 0.5
Trelleborg AB 44,698 948,905 (56,555) (4.6)
Volvo AB 42,001 937,735 20,823 1.7
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (18,742) (678,777) (3,960) (0.3)
Sweden
AAK AB (38,846) (835,606) 39,581 3.3
Alfa Laval AB (8,317) (310,212) 12,227 1.0
Assa Abloy AB (18,370) (532,851) 34,545 2.8
Atlas Copco AB (13,914) (840,206) 104,643 8.6
Embracer Group AB (5,258) (50,632) 5,391 0.4
Epiroc AB (30,277) (629,445) 19,237 1.6
EQT AB (64,198) (2,665,737) 214,375 17.6
Evolution AB (5,841) (884,557) 85,623 7.0
Hexagon AB (96,968) (1,499,900) 131,148 10.8
Holmen AB (37,794) (1,659,860) 85,200 7.0
Indutrade AB (20,275) (563,812) 79,457 6.5
Lifco AB (54,733) (1,470,093) 126,559 10.4
Nibe Industrier AB (209,817) (2,636,720) 341,452 28.1
Sinch AB (42,046) (815,356) 58,150 4.8
Svenska Cellulosa AB SCA (127,469) (1,975,523) 20,466 1.7
Svenska Handelsbanken AB (32,287) (361,595) (10,349) (0.9)
Sweco AB (68,963) (1,088,674) 85,247 7.0
Swedish Match AB (252,208) (2,208,520) 156,215 12.8
Tele2 AB (29,322) (434,163) (3,244) (0.3)
Telia Co. AB (66,388) (273,102) 4,290 0.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-10.25% to 0.55%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
19-24 months
maturity
ranging from
04/19/2023
- 04/20/2023 $98,298,520 $2,779,073 $(1,074,082) $1,704,991
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 561,700 2,980,880 (94,999) (5.6)
CCR SA 402,500 864,757 (9,761) (0.6)
Cia Siderurgica Nacional SA 257,500 1,358,486 (63,099) (3.7)
CPFL Energia SA 217,100 1,073,590 (68,672) (4.0)
Petrobras Distribuidora SA 281,700 1,215,100 (101,225) (5.9)
Petroleo Brasileiro SA (Preference) 284,200 1,421,065 70,541 4.1
Telefonica Brasil SA 152,600 1,201,297 (14,871) (0.9)
Taiwan
Asustek Computer, Inc. 87,000 1,010,435 (13,168) (0.8)
AU Optronics Corp. 4,832,000 3,029,324 (21,426) (1.3)
Catcher Technology Co. Ltd. 483,000 2,887,238 (6,477) (0.4)
Cathay Financial Holding Co. Ltd. 491,000 1,012,336 (31,402) (1.8)
Compal Electronics, Inc. 886,000 746,939 (5,149) (0.3)
Formosa Chemicals & Fibre Corp. 269,000 804,771 5,771 0.3
Foxconn Technology Co. Ltd. 667,000 1,668,065 67,245 3.9
Hon Hai Precision Industry Co. Ltd. 376,000 1,403,462 (63,874) (3.7)
Innolux Corp. 5,105,000 3,072,772 21,730 1.3
Nanya Technology Corp. 1,360,000 3,175,736 (10,103) (0.6)
Pegatron Corp. 413,000 989,100 24,127 1.4
Pou Chen Corp. 1,259,000 1,516,899 (28,596) (1.7)
Powertech Technology, Inc. 553,000 2,057,478 (98,000) (5.7)
Taiwan Business Bank 3,299,050 1,129,429 (6,789) (0.4)
Yang Ming Marine Transport Corp. 206,000 867,709 (44,862) (2.6)
United States
JBS SA 463,800 3,157,153 295,599 17.3
Short Positions
Common Stocks
Brazil
Americanas SA (173,516) (985,193) 184,698 10.8
B3 SA - Brasil Bolsa Balcao (368,000) (860,914) 121,142 7.1
Banco BTG Pactual SA (359,400) (1,660,470) 139,391 8.2
Banco Inter SA (254,798) (2,182,679) 548,785 32.2
Centrais Eletricas Brasileiras SA (116,000) (820,302) 10,673 0.6
Cosan SA (464,400) (1,959,677) 95,057 5.6
Localiza Rent a Car SA (121,500) (1,215,279) 93,095 5.5
Magazine Luiza SA (804,400) (2,118,183) 322,273 18.9
Rumo SA (309,100) (952,998) 72,517 4.3
TOTVS SA (111,393) (738,427) 58,094 3.4
WEG SA (205,100) (1,492,561) 28,474 1.7
China
Silergy Corp. (11,000) (1,599,989) 45,174 2.6
Taiwan
Advantech Co. Ltd. (181,000) (2,358,799) 41,861 2.5
Chailease Holding Co. Ltd. (285,600) (2,508,167) 117,693 6.9
China Development Financial Holding Corp. (1,705,000) (862,263) 14,605 0.9
China Steel Corp. (696,000) (900,642) 48,860 2.9
Chunghwa Telecom Co. Ltd. (241,000) (954,726) 10,735 0.6
Delta Electronics, Inc. (152,000) (1,361,946) 37,306 2.2
E.Sun Financial Holding Co. Ltd. (1,811,318) (1,704,476) 11,530 0.7
Formosa Petrochemical Corp. (344,000) (1,218,161) (30,028) (1.8)
Globalwafers Co. Ltd. (28,000) (789,880) 98,383 5.8
Oneness Biotech Co. Ltd. (115,000) (759,580) (52) (0.0)
Quanta Computer, Inc. (307,000) (849,567) 11,533 0.7

AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan (continued)
Unimicron Technology Corp. (436,000) (2,040,110) 221,205 13.0
Win Semiconductors Corp. (114,000) (1,253,519) 77,468 4.5
Wiwynn Corp. (52,000) (1,610,222) 131,726 7.7
Yageo Corp. (84,000) (1,316,595) 109,780 6.4

Schedule of Investments
AQR Funds | N-PORT Part F | September 2021
September 30, 2021 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System  Depository Interest
CVR - Contingent Value Rights
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
BNY - Bank of New York
CITI - Citibank NA
DTBK - Deutsche Bank AG
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale

Schedule of Investments
AQR Funds | N-PORT Part F | September 2021
See notes to Schedule of Investments.
September 30, 2021 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Day Stockholm Interbank Offered Rate (“STIBOR”): -0.06%
1 Month London Interbank Offered Rate (“LIBOR”): 0.08%
1 Month London Interbank Offered Rate (“LIBOR”) - CHF: -0.79%
1 Month Stockholm Interbank Offered Rate (“STIBOR”): -0.05%
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.13%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: -0.71%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: -0.04%
Australian Bank-Bill Reference Rate (“BBR”): 0.01%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.03%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC ”): -0.05%
Brazilian Interbank Certificate of Deposit (“CDI”): 6.15%
Canadian Bankers’ Acceptance Rate ("BA"): 0.43%
Canadian Dollar Offered Rate (“CDOR”): 0.43%
Canadian Overnight Repo Rate Average ("CORRA"): 0.19%
Copenhagen Interbank Offered Rate(“CIBOR”): -0.28%
Denmark Tomorrow/Next: -0.34%
Euro Overnight Index Average (“EONIA”): -0.50%
Euro Short-Term Rate ("ESTR"): -0.58%
Federal Funds Floating Rate: 0.06%
GBP/USD 1 Week Forward FX Swap Rate: 0.10%
HKD/USD 1 Month Forward FX Swap Rate: 0.06%
Hong Kong Interbank Offered Rate (“HIBOR”): 0.06%
Hong Kong Overnight Index Average (“HONIX”): 0.01%
JPY/USD 1 Week Forward Swap Rate: -0.08%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 4.75%
Norway Interbank Offered Rate ("NIBOR"): 0.45%
Norwegian Overnight Weighted Average ("NOWA"): 0.25%
Overnight Bank Funding Rate ("OBFR"): 0.06%
Rand Overnight Deposit Rate: 3.33%
Reserve Bank of Australia Cash Rate  (“RBACR”):  0.03%
Singapore Overnight Rate Average (“SORA”): 0.07%
Singapore Swap Offered Rate (“SOR”): 0.16%
Sterling Overnight Index Average (“SONIA”): 0.05%
Swiss Average Rate Overnight (“SARON”): -0.71%
Tokyo Overnight Average Rate (“TONAR”): -0.05%
Warsaw Interbank Offered Rate(“WIBOR”): 0.08%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2021
September 30, 2021 (Unaudited)
The Consolidated Schedules of Investments of AQR Global Macro Fund, AQR Alternative Risk Premia Fund, AQR Managed Futures Strategy Fund,
AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV Fund
and AQR Style Premia Alternative Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Alternative Risk
Premia Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-
Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd. and  AQR Style
Premia Alternative Offshore Fund Ltd. respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 58,534,779 $ 44,478,666 $ – $ 103,013,445
Preferred Stocks
†
................................ 186,883 – – 186,883
Short-Term Investments ........................... 76,108,753 10,779,816 – 86,888,569
Futures Contracts* ............................... 5,085,388 – – 5,085,388
Forward Foreign Currency Exchange Contracts* ........ – 1,802,998 – 1,802,998
Interest Rate Swap Contracts* ...................... – 1,006,211 – 1,006,211
Total Return Swaps Contracts* ...................... – 129,022 – 129,022
Total Assets $ 139,915,803 $ 58,196,713 $ – $ 198,112,516
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (50,887,789) $ (41,159,848) $ – $ (92,047,637)
Rights (Sold Short)
†
.............................. (460) – – (460)
Warrants (Sold Short)
†
............................ (3,980) – – (3,980)
Futures Contracts* ............................... (3,208,588) – – (3,208,588)
Forward Foreign Currency Exchange Contracts* ........ – (2,300,762) – (2,300,762)
Interest Rate Swap Contracts* ...................... – (1,985,696) – (1,985,696)
Total Return Swaps Contracts* ...................... – (152,636) – (152,636)
Total Liabilities $ (54,100,817) $ (45,598,942) $ – $ (99,699,759)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2021
September 30, 2021 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 140,603,485 $ 21,395,941 $ 2,502,395 $ 164,501,821
Corporate Bonds ................................ – 6,093,795 762,837 6,856,632
Convertible Bonds ............................... – 198,669,572 – 198,669,572
U.S. Treasury Obligations ......................... – 19,166,184 – 19,166,184
Rights ........................................ 28,930 22,000 260,216 311,146
Securities in Litigation ............................ – – 356,091 356,091
Warrants ...................................... 22,558,935 711,833 209,997 23,480,765
Units ......................................... 69,753,043 13,629,456 – 83,382,499
Short-Term Investments ........................... 451,384,465 261,115,540 – 712,500,005
Futures Contracts* ............................... 13,390,350 – – 13,390,350
Forward Foreign Currency Exchange Contracts* ........ – 414,470 – 414,470
Total Return Basket Swaps Contracts* ................ – 49,010,268 – 49,010,268
Total Return Swaps Contracts* ...................... – 9,795,063 – 9,795,063
Total Assets $ 697,719,208 $ 580,024,122 $ 4,091,536 $ 1,281,834,866
LIABILITIES
Common Stocks (Sold Short) ...................... $ (98,184,997) $ – $ –
(a)
$ (98,184,997)
Convertible Bonds (Sold Short) ..................... – (15,225,065) – (15,225,065)
U.S. Treasury Obligations (Sold Short) ............... – (22,977,602) – (22,977,602)
Futures Contracts* ............................... (12,618,950) – – (12,618,950)
Forward Foreign Currency Exchange Contracts* ........ – (263,252) – (263,252)
Credit Default Swap Contracts* ..................... – (2,787,534) – (2,787,534)
Total Return Basket Swaps Contracts* ................ – (1,530,259) – (1,530,259)
Total Return Swaps Contracts* ...................... – (8,000,661) – (8,000,661)
Total Liabilities $ (110,803,947) $ (50,784,373) $ –
(a)
$ (161,588,320)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 25,738,714 $ – $ – $ 25,738,714
Short-Term Investments ........................... 531,548 – – 531,548
Total Assets $ 26,270,262 $ – $ – $ 26,270,262
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 3,128,196 $ – $ 3,128,196
Short-Term Investments ........................... 20,815,819 25,629,355 – 46,445,174
Forward Foreign Currency Exchange Contracts* ........ – 1,777 – 1,777
Total Return Basket Swaps Contracts* ................ – 1,022,679 – 1,022,679
Total Assets $ 20,815,819 $ 29,782,007 $ – $ 50,597,826
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (3,063,952) $ – $ (3,063,952)
Futures Contracts* ............................... (4,219) – – (4,219)
Forward Foreign Currency Exchange Contracts* ........ – (2,315) – (2,315)
Total Return Basket Swaps Contracts* ................ – (1,177,367) – (1,177,367)
Total Liabilities $ (4,219) $ (4,243,634) $ – $ (4,247,853)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2021
September 30, 2021 (Unaudited)
AQR GLOBAL MACRO FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 13,580,016 $ 11,344,064 $ – $ 24,924,080
Futures Contracts* ............................... 1,320,582 – – 1,320,582
Forward Foreign Currency Exchange Contracts* ........ – 1,134,375 – 1,134,375
Interest Rate Swap Contracts* ...................... – 760,901 – 760,901
Total Return Swaps Contracts* ...................... – 132,177 – 132,177
Total Assets $ 14,900,598 $ 13,371,517 $ – $ 28,272,115
LIABILITIES
Futures Contracts* ............................... $ (1,114,152) $ – $ – $ (1,114,152)
Forward Foreign Currency Exchange Contracts* ........ – (1,212,767) – (1,212,767)
Interest Rate Swap Contracts* ...................... – (1,129,201) – (1,129,201)
Total Return Swaps Contracts* ...................... – (145,176) – (145,176)
Total Liabilities $ (1,114,152) $ (2,487,144) $ – $ (3,601,296)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 86,520,329 $ 180,991,776 $ – $ 267,512,105
Futures Contracts* ............................... 55,318 – – 55,318
Forward Foreign Currency Exchange Contracts* ........ – 107,051 – 107,051
Total Return Basket Swaps Contracts* ................ – 9,792,246 – 9,792,246
Total Return Swaps Contracts* ...................... – 3,210 – 3,210
Total Assets $ 86,575,647 $ 190,894,283 $ – $ 277,469,930
LIABILITIES
Futures Contracts* ............................... $ (3,335,736) $ – $ – $ (3,335,736)
Forward Foreign Currency Exchange Contracts* ........ – (577,941) – (577,941)
Total Return Basket Swaps Contracts* ................ – (5,277,458) – (5,277,458)
Total Return Swaps Contracts* ...................... – (506,505) – (506,505)
Total Liabilities $ (3,335,736) $ (6,361,904) $ – $ (9,697,640)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 230,903,528 $ 1,110,434,528 $ – $ 1,341,338,056
Futures Contracts* ............................... 69,628,775 – – 69,628,775
Forward Foreign Currency Exchange Contracts* ........ – 37,644,355 – 37,644,355
Total Return Basket Swaps Contracts* ................ – 2,214,287 – 2,214,287
Total Return Swaps Contracts* ...................... – 3,058,295 – 3,058,295
Total Assets $ 300,532,303 $ 1,153,351,465 $ – $ 1,453,883,768
LIABILITIES
Futures Contracts* ............................... $ (13,083,306) $ – $ – $ (13,083,306)
Forward Foreign Currency Exchange Contracts* ........ – (60,080,388) – (60,080,388)
Total Return Basket Swaps Contracts* ................ – (11,872,237) – (11,872,237)
Total Return Swaps Contracts* ...................... – (1,143,728) – (1,143,728)
Total Liabilities $ (13,083,306) $ (73,096,353) $ – $ (86,179,659)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2021
September 30, 2021 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 24,878,288 $ 55,372,564 $ – $ 80,250,852
Futures Contracts* ............................... 6,201,430 – – 6,201,430
Forward Foreign Currency Exchange Contracts* ........ – 3,132,938 – 3,132,938
Total Return Basket Swaps Contracts* ................ – 181,039 – 181,039
Total Return Swaps Contracts* ...................... – 222,863 – 222,863
Total Assets $ 31,079,718 $ 58,909,404 $ – $ 89,989,122
LIABILITIES
Futures Contracts* ............................... $ (1,096,498) $ – $ – $ (1,096,498)
Forward Foreign Currency Exchange Contracts* ........ – (5,106,429) – (5,106,429)
Total Return Basket Swaps Contracts* ................ – (1,040,808) – (1,040,808)
Total Return Swaps Contracts* ...................... – (98,257) – (98,257)
Total Liabilities $ (1,096,498) $ (6,245,494) $ – $ (7,341,992)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 49,276,899 $ 21,323,102 $ – $ 70,600,001
Preferred Stocks
†
................................ 32,661 – – 32,661
Foreign Government Securities ..................... – 16,043,755 – 16,043,755
U.S. Treasury Obligations ......................... – 21,616,772 – 21,616,772
Short-Term Investments ........................... 29,104,686 27,359,072 – 56,463,758
Futures Contracts* ............................... 1,470,152 – – 1,470,152
Forward Foreign Currency Exchange Contracts* ........ – 1,452,904 – 1,452,904
Total Return Swaps Contracts* ...................... – 117,263 – 117,263
Total Assets $ 79,884,398 $ 87,912,868 $ – $ 167,797,266
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (11,277,809) $ (5,263,965) $ – $ (16,541,774)
Rights (Sold Short)
†
.............................. (289) – – (289)
Reverse Repurchase Agreements ................... – (24,342,378) – (24,342,378)
Futures Contracts* ............................... (3,115,079) – – (3,115,079)
Forward Foreign Currency Exchange Contracts* ........ – (1,409,362) – (1,409,362)
Total Return Swaps Contracts* ...................... – (346,504) – (346,504)
Total Liabilities $ (14,393,177) $ (31,362,209) $ – $ (45,755,386)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 99,470,207 $ 81,701,178 $ – $ 181,171,385
Futures Contracts* ............................... 22,274,184 – – 22,274,184
Total Return Swaps Contracts* ...................... – 264,570 – 264,570
Total Assets $ 121,744,391 $ 81,965,748 $ – $ 203,710,139
LIABILITIES
Futures Contracts* ............................... $ (23,098,684) $ – $ – $ (23,098,684)
Total Return Swaps Contracts* ...................... – (347,970) – (347,970)
Total Liabilities $ (23,098,684) $ (347,970) $ – $ (23,446,654)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2021
September 30, 2021 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Diversified Arbitrage Fund and AQR Style Premia Alternative Fund.
AQR RISK PARITY II MV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 8,249,063 $ – $ 8,249,063
U.S. Treasury Obligations ......................... – 13,846,364 – 13,846,364
Short-Term Investments ........................... 18,109,169 9,517,100 – 27,626,269
Futures Contracts* ............................... 527,486 – – 527,486
Forward Foreign Currency Exchange Contracts* ........ – 140,490 – 140,490
Total Return Swaps Contracts* ...................... – 261,012 – 261,012
Total Assets $ 18,636,655 $ 32,014,029 $ – $ 50,650,684
LIABILITIES
Futures Contracts* ............................... $ (1,535,914) $ – $ – $ (1,535,914)
Forward Foreign Currency Exchange Contracts* ........ – (6,741) – (6,741)
Total Return Swaps Contracts* ...................... – (500,011) – (500,011)
Total Liabilities $ (1,535,914) $ (506,752) $ – $ (2,042,666)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 32,350,755 $ – $ 32,350,755
Short-Term Investments ........................... 280,119,494 373,888,058 – 654,007,552
Futures Contracts* ............................... 32,452,161 – – 32,452,161
Forward Foreign Currency Exchange Contracts* ........ – 10,568,128 – 10,568,128
Interest Rate Swap Contracts* ...................... – 5,727,393 – 5,727,393
Total Return Basket Swaps Contracts* ................ – 10,731,864 – 10,731,864
Total Return Swaps Contracts* ...................... – 1,166,722 – 1,166,722
Total Assets $ 312,571,655 $ 434,432,920 $ – $ 747,004,575
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (3,621,740) $ (30,218,759) $ (3) $ (33,840,502)
Futures Contracts* ............................... (28,252,421) – – (28,252,421)
Forward Foreign Currency Exchange Contracts* ........ – (10,012,917) – (10,012,917)
Interest Rate Swap Contracts* ...................... – (12,979,928) – (12,979,928)
Total Return Basket Swaps Contracts* ................ – (15,545,906) – (15,545,906)
Total Return Swaps Contracts* ...................... – (2,573,552) – (2,573,552)
Total Liabilities $ (31,874,161) $ (71,331,062) $ (3) $ (103,205,226)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2021
September 30, 2021 (Unaudited)
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.
Subsequent Events
At a meeting held on August 19-20, 2021, the Board of Trustees of the AQR Funds approved a proposal to liquidate the AQR Risk Parity II MV Fund.
The Fund declared and paid two dividends prior to the Liquidation Date (as defined below), a distribution to all holders of record as of August 30, 2021, and a second distribution to all holders of record as of September 10, 2021, collectively consisting of any undistributed income and capital gains (net of available capital loss carryovers). On November 5, 2021 (the "Liquidation Date"), the Fund made a liquidating distribution of its remaining assets proportionately to any shareholders holding shares on the Liquidation Date.
The Board of Trustees of the AQR Funds has approved certain changes to the AQR Global Macro Fund. In particular, the Board approved a change in the name of the Fund from “AQR Global Macro Fund” to “AQR Macro Opportunities Fund” along with certain revisions to the principal investment strategies of the Fund. These changes became effective on October 19, 2021.